Mercer US Large Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.1%
	Basic Materials — 2.7%
14,016	CF Industries Holdings, Inc.	972,991
99,319	Dow, Inc.	5,289,730
102,553	DuPont de Nemours, Inc.	7,326,387
28,135	Eastman Chemical Co.	2,355,462
82,507	International Paper Co.	2,624,548
24,652	Mosaic Co.	862,820
44,476	Newmont Corp.	1,897,346
15,739	Nucor Corp.	2,580,881
20,368	Steel Dynamics, Inc.	2,218,686
		26,128,851
	Communications — 16.6%
79,868	Airbnb, Inc. Class A*	10,235,883
55,299	Alphabet, Inc. Class A*	6,619,290
145,263	Alphabet, Inc. Class C*	17,572,465
236,509	Amazon.com, Inc. *	30,831,313
169,526	AT&T, Inc.	2,703,940
259	Booking Holdings, Inc. *	699,385
5,325	Charter Communications, Inc. Class A*	1,956,245
147,900	Cisco Systems, Inc.	7,652,346
255,752	Comcast Corp. Class A	10,626,496
18,833	eBay, Inc.	841,647
30,654	Fox Corp. Class A	1,042,236
19,213	Liberty Global PLC Class C*	341,415
2,717	MercadoLibre, Inc. *	3,218,558
32,852	Meta Platforms, Inc. Class A*	9,427,867
23,400	Motorola Solutions, Inc.	6,862,752
41,969	Netflix, Inc. *	18,486,925
42,151	T-Mobile U.S., Inc. *	5,854,774
14,800	Trade Desk, Inc. Class A*	1,142,856
103,292	Uber Technologies, Inc. *	4,459,116
189,000	Verizon Communications, Inc.	7,028,910
108,609	Walt Disney Co. *	9,696,611
		157,301,030
	Consumer, Cyclical — 10.5%
35,356	Alaska Air Group, Inc. *	1,880,232
17,781	Autoliv, Inc.	1,512,096
827	AutoZone, Inc. *	2,062,009
24,212	Best Buy Co., Inc.	1,984,174
606	Chipotle Mexican Grill, Inc. *	1,296,234
7,426	Costco Wholesale Corp.	3,998,010
11,600	Darden Restaurants, Inc.	1,938,128
85,208	Delta Air Lines, Inc.	4,050,788
31,245	Dollar General Corp.	5,304,776
46,000	Dollar Tree, Inc. *	6,601,000
132,189	Dr Ing hc F Porsche AG ADR	1,640,333
3,162	Ferguson PLC	497,414
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
85,594	General Motors Co.	3,300,505
7,522	Home Depot, Inc.	2,336,634
5,224	Lennar Corp. Class A	654,620
6,566	Lithia Motors, Inc. Class A	1,996,786
22,533	LKQ Corp.	1,312,998
46,678	Lowe's Cos., Inc.	10,535,225
8,290	Lululemon Athletica, Inc. *	3,137,765
27,807	LVMH Moet Hennessy Louis Vuitton SE ADR	5,251,074
20,825	Magna International, Inc. (a)	1,175,363
14,319	Marriott International, Inc. Class A	2,630,257
13,910	Mobileye Global, Inc. Class A*(a)	534,422
49,456	NIKE, Inc. Class B	5,458,459
426	NVR, Inc. *	2,705,364
1,558	O'Reilly Automotive, Inc. *	1,488,358
26,777	PulteGroup, Inc.	2,080,037
19,750	Tapestry, Inc.	845,300
6,980	Target Corp.	920,662
37,508	Tesla, Inc. *	9,818,469
111,952	TJX Cos., Inc.	9,492,410
2,772	Ulta Beauty, Inc. *	1,304,489
		99,744,391
	Consumer, Non-cyclical — 20.9%
65,886	Abbott Laboratories	7,182,892
135,900	Adyen NV ADR*	2,349,711
7,078	Align Technology, Inc. *	2,503,064
152,312	Altria Group, Inc.	6,899,734
16,930	Amgen, Inc.	3,758,799
89,300	Archer-Daniels-Midland Co.	6,747,508
57,740	AstraZeneca PLC ADR	4,132,452
201,653	Baxter International, Inc.	9,187,311
39,219	Bristol-Myers Squibb Co.	2,508,055
50,068	Cardinal Health, Inc.	4,734,931
36,241	Cigna Group	10,169,225
243,979	Conagra Brands, Inc.	8,226,972
156,833	CVS Health Corp.	10,841,865
51,039	DENTSPLY SIRONA, Inc.	2,042,581
18,458	Dexcom, Inc. *	2,372,038
13,340	Eli Lilly & Co.	6,256,193
60,570	Exelixis, Inc. *	1,157,493
10,327	Gartner, Inc. *	3,617,651
52,737	Global Payments, Inc.	5,195,649
70,810	GSK PLC ADR	2,523,668
4,127	HCA Healthcare, Inc.	1,252,462
81,356	Hologic, Inc. *	6,587,395
26,177	Illumina, Inc. *	4,907,926
13,489	Ingredion, Inc.	1,429,160
8,480	Intuitive Surgical, Inc. *	2,899,651
16,651	Jazz Pharmaceuticals PLC *	2,064,225

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
64,641	Johnson & Johnson	10,699,378
107,002	Kroger Co.	5,029,094
24,867	L'Oreal SA ADR(a)	2,320,588
3,797	McKesson Corp.	1,622,496
26,864	Medtronic PLC	2,366,718
59,800	Merck & Co., Inc.	6,900,322
2,541	Moody's Corp.	883,557
25,198	Novo Nordisk AS ADR	4,077,792
32,930	Organon & Co.	685,273
113,087	PayPal Holdings, Inc. *	7,546,296
52,428	Pfizer, Inc.	1,923,059
16,186	Quest Diagnostics, Inc.	2,275,104
6,743	S&P Global, Inc.	2,703,201
10,592	Thermo Fisher Scientific, Inc.	5,526,376
52,936	Tyson Foods, Inc. Class A	2,701,853
20,771	UnitedHealth Group, Inc.	9,983,373
1,072	Verisk Analytics, Inc.	242,304
7,031	Vertex Pharmaceuticals, Inc. *	2,474,279
118,970	Viatris, Inc.	1,187,321
28,204	Zoetis, Inc.	4,857,011
		197,554,006
	Energy — 4.0%
49,477	APA Corp.	1,690,629
92,258	BP PLC ADR	3,255,785
30,664	Canadian Natural Resources Ltd.	1,725,157
13,700	Chevron Corp.	2,155,695
100,441	ConocoPhillips	10,406,692
82,611	Coterra Energy, Inc.	2,090,058
33,574	Devon Energy Corp.	1,622,967
148,029	Marathon Oil Corp.	3,407,628
54,599	Marathon Petroleum Corp.	6,366,243
20,041	Schlumberger NV	984,414
42,413	Shell PLC ADR	2,560,897
18,276	Valero Energy Corp.	2,143,775
		38,409,940
	Financial — 14.4%
50,802	AerCap Holdings NV *	3,226,943
57,601	Allstate Corp.	6,280,813
5,801	American Express Co.	1,010,534
229,387	American International Group, Inc.	13,198,928
10,710	American Tower Corp. REIT	2,077,097
62,785	Bank of America Corp.	1,801,302
79,577	Bank of New York Mellon Corp.	3,542,768
11,481	Berkshire Hathaway, Inc. Class B*	3,915,021
6,329	Capital One Financial Corp.	692,203
35,144	Charles Schwab Corp.	1,991,962
136,146	Citigroup, Inc.	6,268,162
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
32,309	Discover Financial Services	3,775,307
161,044	Equitable Holdings, Inc.	4,373,955
110,600	Equity Residential REIT	7,296,282
26,505	Hartford Financial Services Group, Inc.	1,908,890
227,713	Host Hotels & Resorts, Inc. REIT	3,832,410
15,810	Howard Hughes Corp. *	1,247,725
25,490	JPMorgan Chase & Co.	3,707,266
38,319	Mastercard, Inc. Class A	15,070,863
6,495	MetLife, Inc.	367,162
5,941	Morgan Stanley	507,361
203,585	New York Community Bancorp, Inc.	2,288,295
20,989	Principal Financial Group, Inc.	1,591,806
10,629	Reinsurance Group of America, Inc.	1,474,136
19,074	Simon Property Group, Inc. REIT	2,202,666
19,697	State Street Corp.	1,441,426
108,221	Synchrony Financial	3,670,856
184,100	Truist Financial Corp.	5,587,435
186,400	U.S. Bancorp	6,158,656
64,159	Visa, Inc. Class A	15,236,479
100,561	Wells Fargo & Co.	4,291,944
110,634	Weyerhaeuser Co. REIT	3,707,345
10,196	Willis Towers Watson PLC	2,401,158
		136,145,156
	Industrial — 5.9%
28,133	3M Co.	2,815,832
47,889	Builders FirstSource, Inc. *	6,512,904
47,205	CH Robinson Worldwide, Inc.	4,453,792
5,759	Chart Industries, Inc. *(a)	920,231
36,232	Crown Holdings, Inc. (a)	3,147,474
47,597	Dover Corp.	7,027,697
10,505	Expeditors International of Washington, Inc.	1,272,471
12,954	FedEx Corp.	3,211,296
34,399	Honeywell International, Inc.	7,137,792
1,322	Lockheed Martin Corp.	608,622
38,078	Masco Corp.	2,184,916
15,000	Northrop Grumman Corp.	6,837,000
69,289	Raytheon Technologies Corp.	6,787,550
6,472	Stanley Black & Decker, Inc.	606,491
65,585	Vontier Corp.	2,112,493
		55,636,561
	Technology — 20.4%
24,238	Accenture PLC Class A	7,479,362
29,458	Adobe, Inc. *	14,404,667
55,571	Advanced Micro Devices, Inc. *	6,330,093
74,393	Apple, Inc.	14,430,010
3,365	ASML Holding NV ADR NYRS	2,438,784
25,774	Autodesk, Inc. *	5,273,618

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
13,682	Broadcom, Inc.	11,868,177
8,958	Cadence Design Systems, Inc. *	2,100,830
114,255	Cognizant Technology Solutions Corp. Class A	7,458,566
9,178	Crowdstrike Holdings, Inc. Class A*	1,347,973
19,163	Dell Technologies, Inc. Class C	1,036,910
43,915	DocuSign, Inc. *	2,243,617
6,155	Fair Isaac Corp. *	4,980,688
120,152	Fidelity National Information Services, Inc.	6,572,314
94,318	HP, Inc.	2,896,506
12,324	KLA Corp.	5,977,386
54,982	Micron Technology, Inc.	3,469,914
82,358	Microsoft Corp.	28,046,193
3,421	MongoDB, Inc. *	1,405,997
40,727	NVIDIA Corp.	17,228,336
72,500	Oracle Corp.	8,634,025
57,535	Salesforce, Inc. *	12,154,844
23,542	Seagate Technology Holdings PLC	1,456,544
25,570	ServiceNow, Inc. *	14,369,573
15,218	Snowflake, Inc. Class A*	2,678,064
25,706	Teradyne, Inc.	2,861,849
16,790	Workday, Inc. Class A*	3,792,693
		192,937,533
	Utilities — 1.7%
134,836	Edison International	9,364,360
61,841	FirstEnergy Corp.	2,404,378
80,550	NRG Energy, Inc.	3,011,764
40,444	UGI Corp.	1,090,775
		15,871,277
	TOTAL COMMON STOCKS (COST $798,589,451)	919,728,745

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.1%
	Mutual Fund - Securities Lending Collateral — 0.1%
787,310	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(b)(c)	787,310
	TOTAL SHORT-TERM INVESTMENT (COST $787,310)	787,310
	TOTAL INVESTMENTS — 97.2% (Cost $799,376,761)	920,516,055
	Other Assets and Liabilities (net) — 2.8%	26,544,833
	NET ASSETS — 100.0%	$947,060,888

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of June 30, 2023.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
57	S&P 500 E-mini Index	Sep 2023	$12,791,513	$399,760
3	S&P Mid 400 E-mini Index	Sep 2023	793,230	22,809
				$422,569

Abbreviations
ADR	—	American Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.1
Futures Contracts	0.0*
Short-Term Investment	0.1
Other Assets and Liabilities (net)	2.8
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Basic Materials — 2.6%
98,826	ATI, Inc. *	4,371,074
42,800	Chemours Co.	1,578,892
17,400	Eastman Chemical Co.	1,456,728
257,761	Element Solutions, Inc.	4,949,011
40,682	FMC Corp.	4,244,760
80,900	Huntsman Corp.	2,185,918
20,900	Ingevity Corp. *	1,215,544
39,900	Koppers Holdings, Inc.	1,360,590
46,900	Mativ Holdings, Inc.	709,128
48,900	Mosaic Co.	1,711,500
22,179	Quaker Chemical Corp.	4,322,687
22,600	Reliance Steel & Aluminum Co.	6,137,934
51,621	RPM International, Inc.	4,631,952
39,300	Steel Dynamics, Inc.	4,280,949
18,800	Trinseo PLC	238,196
81,300	Tronox Holdings PLC, Class A	1,033,323
		44,428,186
	Communications — 2.6%
47,900	AMC Networks, Inc. Class A*	572,405
8,600	Cable One, Inc.	5,650,888
96,447	Ciena Corp. *	4,098,033
109,921	ePlus, Inc. *	6,188,552
34,528	F5, Inc. *	5,050,065
120,712	Liberty Latin America Ltd. Class A*	1,056,230
77,747	Liberty Latin America Ltd. Class C*	670,179
125,300	Lumen Technologies, Inc. (a)	283,178
17,400	Nexstar Media Group, Inc. Class A	2,897,970
21,960	Nice Ltd. ADR*(a)	4,534,740
48,550	Okta, Inc. *	3,366,943
9,700	Preformed Line Products Co.	1,514,170
210,309	TripAdvisor, Inc. *	3,467,996
107,961	Yelp, Inc. Class A*	3,930,860
		43,282,209
	Consumer, Cyclical — 17.0%
26,688	Advance Auto Parts, Inc.	1,876,166
53,700	Alaska Air Group, Inc. *	2,855,766
62,800	Allison Transmission Holdings, Inc.	3,545,688
133,400	American Axle & Manufacturing Holdings, Inc. *	1,103,218
309,413	BJ's Wholesale Club Holdings, Inc. *	19,496,113
89,400	Bloomin' Brands, Inc.	2,403,966
67,900	BorgWarner, Inc.	3,320,989
46,015	BRP, Inc. (a)	3,892,869
29,300	Brunswick Corp.	2,538,552
23,556	Burlington Stores, Inc. *	3,707,479
40,700	Capri Holdings Ltd. *	1,460,723
44,664	Carter's, Inc.	3,242,606

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
14,054	Casey's General Stores, Inc.	3,427,490
21,085	Cavco Industries, Inc. *	6,220,075
42,640	Churchill Downs, Inc.	5,934,209
35,067	Columbia Sportswear Co.	2,708,575
50,915	Core & Main, Inc. Class A*	1,595,676
15,300	Crocs, Inc. *	1,720,332
22,650	Deckers Outdoor Corp. *	11,951,499
13,200	Dick's Sporting Goods, Inc.	1,744,908
45,962	Dorman Products, Inc. *	3,623,184
84,979	Five Below, Inc. *	16,701,773
49,900	Foot Locker, Inc. (a)	1,352,789
23,500	Genesco, Inc. *	588,440
118,335	Gentex Corp.	3,462,482
52,191	Gentherm, Inc. *	2,949,313
33,600	GMS, Inc. *	2,325,120
102,000	Goodyear Tire & Rubber Co. *	1,395,360
11,500	Group 1 Automotive, Inc.	2,968,150
20,000	Guess?, Inc.	389,000
51,900	Harley-Davidson, Inc.	1,827,399
47,600	Haverty Furniture Cos., Inc.	1,438,472
33,000	Hibbett, Inc.	1,197,570
4,400	Johnson Outdoors, Inc. Class A	270,380
47,700	Kohl's Corp.	1,099,485
61,300	La-Z-Boy, Inc.	1,755,632
272,079	Leslie's, Inc. *(a)	2,554,822
58,239	Light & Wonder, Inc. *	4,004,514
37,655	Lithia Motors, Inc. Class A	11,451,262
186,507	LKQ Corp.	10,867,763
94,700	Macy's, Inc.	1,519,935
80,700	MillerKnoll, Inc.	1,192,746
40,100	Movado Group, Inc.	1,075,883
17,798	MSC Industrial Direct Co., Inc. Class A	1,695,793
21,192	Murphy USA, Inc.	6,593,043
21,000	Nu Skin Enterprises, Inc. Class A	697,200
39,500	ODP Corp. *	1,849,390
41,187	Planet Fitness, Inc. Class A*	2,777,651
76,388	Polaris, Inc.	9,237,601
21,815	Pool Corp.	8,172,772
43,500	PulteGroup, Inc.	3,379,080
29,500	PVH Corp.	2,506,615
109,000	Qurate Retail, Inc. Series A*	107,888
124,451	Red Rock Resorts, Inc. Class A	5,821,818
81,900	Sally Beauty Holdings, Inc. *	1,011,465
82,464	Savers Value Village, Inc. *	1,954,397
36,400	ScanSource, Inc. *	1,075,984
26,156	SiteOne Landscape Supply, Inc. *	4,377,468
63,763	Skechers USA, Inc. Class A*	3,357,760
19,800	Sonic Automotive, Inc. Class A	943,866
156,410	Tapestry, Inc.	6,694,348
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
165,660	Texas Roadhouse, Inc. Class A	18,600,305
15,000	Thor Industries, Inc.	1,552,500
47,400	Toll Brothers, Inc.	3,747,918
114,289	Topgolf Callaway Brands Corp. *	2,268,637
105,600	Tri Pointe Homes, Inc. *	3,470,016
46,250	UniFirst Corp.	7,169,213
56,300	United Airlines Holdings, Inc. *	3,089,181
28,922	Univar Solutions, Inc. *	1,036,564
14,280	Vail Resorts, Inc.	3,595,133
13,900	Veritiv Corp.	1,745,979
31,158	Visteon Corp. *	4,474,600
91,297	Wabash National Corp.	2,340,855
32,940	WESCO International, Inc.	5,898,236
21,200	Whirlpool Corp.	3,154,348
13,300	Williams-Sonoma, Inc.	1,664,362
37,200	Winnebago Industries, Inc.	2,480,868
		289,301,227
	Consumer, Non-cyclical — 23.1%
96,779	Acadia Healthcare Co., Inc. *	7,707,480
157,500	ACCO Brands Corp.	820,575
137,700	Albertsons Cos., Inc. Class A	3,004,614
524,001	Alight, Inc. Class A*	4,841,769
31,730	Apellis Pharmaceuticals, Inc. *	2,890,603
72,608	Ascendis Pharma AS ADR*	6,480,264
175,670	Avantor, Inc. *	3,608,262
32,937	Avery Dennison Corp.	5,658,577
56,434	Axonics, Inc. *	2,848,224
79,652	Azenta, Inc. *	3,718,155
135,706	Bausch & Lomb Corp. *	2,723,619
24,651	Bio-Rad Laboratories, Inc. Class A*	9,345,687
91,500	Booz Allen Hamilton Holding Corp. Class A	10,211,400
89,537	Bright Horizons Family Solutions, Inc. *	8,277,696
27,900	Bunge Ltd.	2,632,365
52,113	Catalent, Inc. *	2,259,620
108,200	Conagra Brands, Inc.	3,648,504
43,862	CONMED Corp.	5,960,407
553,534	CoreCivic, Inc. *	5,208,755
29,400	DaVita, Inc. *	2,953,818
60,000	Deluxe Corp.	1,048,800
73,613	Driven Brands Holdings, Inc. *	1,991,968
368,617	Dun & Bradstreet Holdings, Inc.	4,264,899
22,100	Emergent BioSolutions, Inc. *	162,435
87,198	Envista Holdings Corp. *	2,950,780
107,168	EVERTEC, Inc.	3,946,997
43,804	Exact Sciences Corp. *	4,113,196
77,000	Exelixis, Inc. *	1,471,470
24,940	FleetCor Technologies, Inc. *	6,261,935
140,210	Flywire Corp. *	4,352,118

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
20,335	FTI Consulting, Inc. *	3,867,717
71,624	Globus Medical, Inc. Class A*	4,264,493
24,994	Grand Canyon Education, Inc. *	2,579,631
59,700	H&R Block, Inc.	1,902,639
100,833	Halozyme Therapeutics, Inc. *	3,637,046
35,260	HealthEquity, Inc. *	2,226,316
40,700	Herbalife Ltd. *	538,868
59,970	Hologic, Inc. *	4,855,771
35,480	ICON PLC ADR*	8,877,096
26,400	Incyte Corp. *	1,643,400
54,805	Ingles Markets, Inc. Class A	4,529,633
39,200	Ingredion, Inc.	4,153,240
27,140	Inspire Medical Systems, Inc. *	8,810,730
28,111	Insulet Corp. *	8,105,526
57,048	Integer Holdings Corp. *	5,055,023
82,134	Intra-Cellular Therapies, Inc. *	5,200,725
247,100	Ironwood Pharmaceuticals, Inc. Class A*	2,629,144
77,135	Jazz Pharmaceuticals PLC *	9,562,426
115,621	Krispy Kreme, Inc. (a)	1,703,097
26,989	Lancaster Colony Corp.	5,427,218
56,410	Lantheus Holdings, Inc. *	4,733,927
54,840	Legend Biotech Corp. ADR*	3,785,605
36,181	LivaNova PLC *	1,860,789
33,000	ManpowerGroup, Inc.	2,620,200
23,750	MarketAxess Holdings, Inc.	6,208,725
49,440	Masimo Corp. *	8,135,352
12,857	Molina Healthcare, Inc. *	3,873,043
138,421	Molson Coors Beverage Co. Class B	9,113,639
76,006	Natera, Inc. *	3,698,452
106,502	Neurocrine Biosciences, Inc. *	10,043,139
137,590	Option Care Health, Inc. *	4,470,299
217,229	Paragon 28, Inc. *	3,853,643
91,689	Patterson Cos., Inc.	3,049,576
76,740	Paylocity Holding Corp. *	14,160,832
87,217	Pediatrix Medical Group, Inc. *	1,239,354
91,200	Perdoceo Education Corp. *	1,119,024
150,646	Performance Food Group Co. *	9,074,915
78,535	Premier, Inc. Class A	2,172,278
25,700	Prestige Consumer Healthcare, Inc. *	1,527,351
60,300	PROG Holdings, Inc. *	1,936,836
50,911	PTC Therapeutics, Inc. *	2,070,550
71,200	Quanex Building Products Corp.	1,911,720
12,100	Quest Diagnostics, Inc.	1,700,776
30,240	RB Global, Inc.	1,814,400
22,020	Repligen Corp. *	3,114,949
184,471	Rocket Pharmaceuticals, Inc. *	3,665,439
272,627	Roivant Sciences Ltd. *	2,748,080
23,790	Sarepta Therapeutics, Inc. *	2,724,431
70,300	Select Medical Holdings Corp.	2,239,758
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
99,426	Simply Good Foods Co. *	3,637,997
41,700	SpartanNash Co.	938,667
74,000	Sprouts Farmers Market, Inc. *	2,718,020
75,080	TransUnion	5,881,016
31,800	United Therapeutics Corp. *	7,019,850
22,800	Universal Health Services, Inc. Class B	3,597,156
61,200	Upbound Group, Inc.	1,905,156
67,785	Ventyx Biosciences, Inc. *	2,223,348
77,466	Vericel Corp. *	2,910,398
58,460	Viad Corp. *	1,571,405
198,700	Viatris, Inc.	1,983,026
67,212	WEX, Inc. *	12,237,289
211,165	WillScot Mobile Mini Holdings Corp. *	10,091,575
118,921	Xencor, Inc. *	2,969,457
		393,286,173
	Energy — 4.3%
98,000	APA Corp.	3,348,660
53,211	California Resources Corp.	2,409,926
253,722	ChampionX Corp.	7,875,531
18,476	Chesapeake Energy Corp. (a)	1,546,072
19,026	Chord Energy Corp.	2,926,199
18,100	Civitas Resources, Inc.	1,255,597
43,160	Diamondback Energy, Inc.	5,669,498
105,410	HF Sinclair Corp.	4,702,340
324,549	Magnolia Oil & Gas Corp. Class A	6,783,074
216,900	Marathon Oil Corp.	4,993,038
127,385	Matador Resources Co.	6,664,783
183,609	NOV, Inc.	2,945,088
207,759	Ovintiv, Inc.	7,909,385
12,600	PBF Energy, Inc. Class A	514,520
32,300	PDC Energy, Inc.	2,297,822
466,311	Permian Resources Corp. Class A	5,110,769
174,697	ProPetro Holding Corp. *	1,439,503
143,211	SM Energy Co.	4,529,764
10,298	Vitesse Energy, Inc.	230,675
		73,152,244
	Financial — 15.3%
61,839	Agree Realty Corp. REIT	4,043,652
61,500	Ally Financial, Inc.	1,661,115
81,800	American Assets Trust, Inc. REIT	1,570,560
74,915	American Equity Investment Life Holding Co.	3,903,821
21,900	American Financial Group, Inc.	2,600,625
44,750	Annaly Capital Management, Inc. REIT	895,448
128,400	Apple Hospitality REIT, Inc. REIT	1,940,124
107,300	Ares Capital Corp.	2,016,167
155,400	Associated Banc-Corp.	2,522,142
114,814	Atlantic Union Bankshares Corp. (a)	2,979,423

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
116,222	Axis Capital Holdings Ltd.	6,256,230
57,442	Axos Financial, Inc. *	2,265,512
35,400	Bank of NT Butterfield & Son Ltd.	968,544
373,616	Braemar Hotels & Resorts, Inc. REIT	1,501,936
177,700	Brandywine Realty Trust REIT	826,305
80,900	Brixmor Property Group, Inc. REIT	1,779,800
6,897	C&F Financial Corp.	370,369
329,213	Cannae Holdings, Inc. *	6,653,395
65,200	Cathay General Bancorp	2,098,788
99,300	Chimera Investment Corp. REIT (a)	572,961
50,200	Citizens Financial Group, Inc.	1,309,216
154,000	City Office REIT, Inc. REIT	857,780
69,107	CNA Financial Corp.	2,668,912
157,800	CNO Financial Group, Inc.	3,735,126
51,500	Comerica, Inc.	2,181,540
195,449	Easterly Government Properties, Inc. REIT Class A(a)	2,834,011
24,723	EastGroup Properties, Inc. REIT	4,291,913
71,700	EPR Properties REIT	3,355,560
77,200	Equitable Holdings, Inc.	2,096,752
35,100	Essent Group Ltd.	1,642,680
3,678	F&G Annuities & Life, Inc. (a)	91,141
166,640	Fidelity National Financial, Inc.	5,999,040
131,800	Fifth Third Bancorp	3,454,478
35,500	Financial Institutions, Inc.	558,770
33,000	First American Financial Corp.	1,881,660
78,400	First Busey Corp.	1,575,840
2,295	First Citizens BancShares, Inc. Class A	2,945,518
111,700	First Commonwealth Financial Corp.	1,413,005
134,300	FNB Corp.	1,536,392
209,166	Franklin Street Properties Corp. REIT Class C	303,291
152,993	FS KKR Capital Corp. (a)	2,934,406
912,540	Genworth Financial, Inc. Class A*	4,562,700
79,126	Glacier Bancorp, Inc.	2,466,357
123,600	Global Net Lease, Inc. REIT	1,270,608
44,642	Hamilton Lane, Inc. Class A	3,570,467
38,500	Hancock Whitney Corp.	1,477,630
79,956	Hanmi Financial Corp.	1,193,743
32,800	Heritage Insurance Holdings, Inc. *	126,280
138,200	Hope Bancorp, Inc.	1,163,644
86,500	Horizon Bancorp, Inc.	900,465
175,400	Host Hotels & Resorts, Inc. REIT	2,951,982
85,700	Independent Bank Corp.	1,453,472
64,000	Industrial Logistics Properties Trust REIT	211,200
87,500	Jefferies Financial Group, Inc.	2,902,375
159,800	KeyCorp	1,476,552
35,805	Kinsale Capital Group, Inc.	13,398,231
71,600	Kite Realty Group Trust REIT	1,599,544
37,700	Lincoln National Corp.	971,152
24,433	LPL Financial Holdings, Inc.	5,312,467
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
7,450	McGrath RentCorp	688,976
200,100	Medical Properties Trust, Inc. REIT (a)	1,852,926
176,200	MGIC Investment Corp.	2,782,198
72,024	National Storage Affiliates Trust REIT	2,508,596
139,500	Navient Corp.	2,591,910
179,000	Necessity Retail REIT, Inc. REIT	1,210,040
199,800	New Mountain Finance Corp. (a)	2,485,512
185,497	New York Community Bancorp, Inc.	2,084,986
253,266	Newmark Group, Inc. Class A	1,575,315
115,087	NMI Holdings, Inc. Class A*	2,971,546
74,941	Oaktree Specialty Lending Corp.	1,456,104
81,808	OceanFirst Financial Corp.	1,277,841
55,083	Office Properties Income Trust REIT	424,139
90,400	OFG Bancorp	2,357,632
46,100	Omega Healthcare Investors, Inc. REIT	1,414,809
26,400	OneMain Holdings, Inc.	1,153,416
209,079	Physicians Realty Trust REIT	2,925,015
195,700	Piedmont Office Realty Trust, Inc. REIT Class A	1,422,739
77,156	Pinnacle Financial Partners, Inc.	4,370,887
36,568	Piper Sandler Cos.,	4,726,780
25,500	Popular, Inc.	1,543,260
218,157	Radian Group, Inc.	5,515,009
156,700	Redwood Trust, Inc. REIT (a)	998,179
141,100	Regions Financial Corp.	2,514,402
28,819	Reinsurance Group of America, Inc.	3,996,907
117,600	Sabra Health Care REIT, Inc. REIT	1,384,152
33,500	Sandy Spring Bancorp, Inc.	759,780
153,100	Service Properties Trust REIT	1,330,439
73,987	StepStone Group, Inc. Class A	1,835,617
58,225	Stifel Financial Corp.	3,474,286
295,739	Summit Hotel Properties, Inc. REIT	1,925,261
78,738	Sun Communities, Inc. REIT	10,272,160
56,200	Synchrony Financial	1,906,304
147,000	Tanger Factory Outlet Centers, Inc. REIT	3,244,290
172,600	Uniti Group, Inc. REIT	797,412
22,700	Universal Insurance Holdings, Inc.	350,261
77,500	Unum Group	3,696,750
154,900	Valley National Bancorp	1,200,475
81,700	Veritex Holdings, Inc.	1,464,881
59,300	Victory Capital Holdings, Inc. Class A	1,870,322
122,799	Voya Financial, Inc.	8,805,916
129,900	Western Union Co.	1,523,727
7,316	White Mountains Insurance Group Ltd.	10,161,266
51,683	Wintrust Financial Corp.	3,753,219
77,100	Zions Bancorp NA	2,070,906
		260,779,365
	Government — 0.1%
68,600	Banco Latinoamericano de Comercio Exterior SA	1,513,316

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Industrial — 20.5%
17,900	Acuity Brands, Inc.	2,919,132
43,010	Advanced Energy Industries, Inc.	4,793,464
42,800	AGCO Corp.	5,624,776
430,000	Air Transport Services Group, Inc. *	8,114,100
42,100	Apogee Enterprises, Inc.	1,998,487
23,256	AptarGroup, Inc.	2,694,440
18,100	ArcBest Corp.	1,788,280
97,039	Argan, Inc.	3,824,307
71,716	Armstrong World Industries, Inc.	5,268,257
26,450	Arrow Electronics, Inc. *	3,788,433
142,510	Atkore, Inc. *	22,223,009
41,481	Axon Enterprise, Inc. *	8,093,773
118,872	AZEK Co., Inc. *	3,600,633
51,800	Berry Global Group, Inc.	3,332,812
21,600	Boise Cascade Co.	1,951,560
89,910	Builders FirstSource, Inc. *	12,227,760
111,585	Cognex Corp.	6,250,992
50,997	Coherent Corp. *(a)	2,599,827
89,422	Columbus McKinnon Corp.	3,635,004
48,503	Comfort Systems USA, Inc.	7,964,193
36,500	Covenant Logistics Group, Inc. Class A	1,599,795
39,777	Eagle Materials, Inc.	7,415,228
37,870	Encore Wire Corp.	7,041,169
47,746	Exponent, Inc.	4,455,657
91,372	Federal Signal Corp.	5,850,549
134,600	Flex Ltd. *	3,720,344
21,924	Forward Air Corp.	2,326,356
215,242	Gates Industrial Corp. PLC *	2,901,462
76,914	Gibraltar Industries, Inc. *	4,839,429
33,500	Greif, Inc. Class A	2,307,815
31,100	HEICO Corp.	5,502,834
191,058	Hexcel Corp.	14,524,229
31,100	Hillenbrand, Inc.	1,594,808
24,378	Hubbell, Inc. Class B	8,082,770
6,400	Huntington Ingalls Industries, Inc.	1,456,640
41,020	IDEX Corp.	8,829,965
70,254	Ingersoll Rand, Inc.	4,591,801
45,238	ITT, Inc.	4,216,634
53,500	Jabil, Inc.	5,774,255
62,143	Lincoln Electric Holdings, Inc.	12,343,464
22,100	Louisiana-Pacific Corp.	1,657,058
32,616	MasTec, Inc. *	3,847,710
154,761	MDU Resources Group, Inc.	3,240,695
20,725	Middleby Corp. *	3,063,777
72,305	Modine Manufacturing Co. *	2,387,511
14,700	Mohawk Industries, Inc. *	1,516,452
31,900	Moog, Inc. Class A	3,458,917
37,300	Mueller Industries, Inc.	3,255,544
95,398	Napco Security Technologies, Inc. (a)	3,305,541
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
27,549	Nordson Corp.	6,837,111
64,000	O-I Glass, Inc. *	1,365,120
38,200	Owens Corning	4,985,100
66,000	Primoris Services Corp.	2,011,020
42,493	RBC Bearings, Inc. *	9,240,953
27,400	Ryder System, Inc.	2,323,246
29,900	Ryerson Holding Corp.	1,297,062
23,350	Saia, Inc. *	7,995,273
38,000	Sanmina Corp. *	2,290,260
126,773	Schneider National, Inc. Class B	3,640,921
31,600	Silgan Holdings, Inc.	1,481,724
12,200	Snap-on, Inc.	3,515,918
108,305	TD SYNNEX Corp.	10,180,670
32,509	Tetra Tech, Inc.	5,323,024
82,100	Textron, Inc.	5,552,423
18,700	Timken Co.	1,711,611
48,380	Toro Co.	4,917,827
58,987	TriMas Corp.	1,621,553
64,448	Trimble, Inc. *	3,411,877
81,767	Universal Logistics Holdings, Inc.	2,355,707
13,035	Valmont Industries, Inc.	3,793,837
120,700	Vishay Intertechnology, Inc.	3,548,580
190,636	Vontier Corp.	6,140,386
58,900	Westrock Co.	1,712,223
142,003	World Kinect Corp.	2,936,622
		347,991,696
	Technology — 11.2%
188,018	ACI Worldwide, Inc. *	4,356,377
58,284	Allegro MicroSystems, Inc. *	2,630,940
23,600	Amdocs Ltd.	2,332,860
136,400	Amkor Technology, Inc.	4,057,900
151,903	Box, Inc. Class A*	4,462,910
36,900	CSG Systems International, Inc.	1,946,106
55,280	CyberArk Software Ltd. *	8,641,922
16,500	Diodes, Inc. *	1,526,085
36,800	Donnelley Financial Solutions, Inc. *	1,675,504
19,800	Dropbox, Inc. Class A*	529,571
81,517	DXC Technology Co. *	2,178,134
89,450	Dynatrace, Inc. *	4,603,992
20,400	Ebix, Inc.	514,080
58,455	Entegris, Inc.	6,477,983
93,986	Evolent Health, Inc. Class A*	2,847,776
5,728	Fair Isaac Corp. *	4,635,155
108,950	Genpact Ltd.	4,093,252
30,111	Globant SA *	5,411,549
22,428	HubSpot, Inc. *	11,933,715
39,320	Impinj, Inc. *	3,525,038
16,699	IPG Photonics Corp. *	2,268,058

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
88,768	KBR, Inc.	5,775,246
75,250	Lumentum Holdings, Inc. *(a)	4,268,933
46,780	MACOM Technology Solutions Holdings, Inc. *	3,065,493
43,419	Manhattan Associates, Inc. *	8,678,590
6,812	Monolithic Power Systems, Inc.	3,680,047
228,222	NCR Corp. *	5,751,194
37,458	Nova Ltd. *(a)	4,393,823
114,853	PagerDuty, Inc. *	2,581,895
63,442	Parsons Corp. *	3,054,098
78,100	Photronics, Inc. *	2,014,199
76,200	Playtika Holding Corp. *	883,920
49,139	Power Integrations, Inc.	4,651,989
85,754	Privia Health Group, Inc. *	2,239,037
31,930	PTC, Inc. *	4,543,639
231,891	Pure Storage, Inc. Class A*	8,538,227
3,300	Qorvo, Inc. *	336,699
57,272	Rapid7, Inc. *	2,593,276
16,200	Seagate Technology Holdings PLC	1,002,294
55,758	Silicon Laboratories, Inc. *	8,795,267
20,500	Skyworks Solutions, Inc.	2,269,145
103,300	SMART Global Holdings, Inc. *	2,996,733
75,760	Smartsheet, Inc. Class A*	2,898,578
112,900	Tenable Holdings, Inc. *	4,916,795
38,080	Teradyne, Inc.	4,239,446
10,769	Tyler Technologies, Inc. *	4,484,965
80,033	Verra Mobility Corp. Class A*	1,578,251
36,655	Workiva, Inc. *	3,726,347
107,700	Xerox Holdings Corp.	1,603,653
15,894	Zebra Technologies Corp. Class A*	4,701,922
		190,912,608
	Utilities — 1.8%
44,082	IDACORP, Inc.	4,522,813
24,700	National Fuel Gas Co.	1,268,592
65,783	NorthWestern Corp.	3,733,843
94,200	NRG Energy, Inc.	3,522,138
74,107	Portland General Electric Co.	3,470,431
62,638	Southwest Gas Holdings, Inc.	3,986,909
359,910	Vistra Corp.	9,447,637
		29,952,363
	TOTAL COMMON STOCKS (COST $1,495,259,455)	1,674,599,387

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.2%
	Mutual Fund - Securities Lending Collateral — 0.2%
3,254,346	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(b)(c)	3,254,346
	TOTAL SHORT-TERM INVESTMENT (COST $3,254,346)	3,254,346
	TOTAL INVESTMENTS — 98.7% (Cost $1,498,513,801)	1,677,853,733
	Other Assets and Liabilities (net) — 1.3%	22,744,253
	NET ASSETS — 100.0%	$1,700,597,986

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of June 30, 2023.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
277	Russell 2000 E-mini Index	Sep 2023	$26,366,245	$155,125
87	S&P Mid 400 E-mini Index	Sep 2023	23,003,670	661,454
				$816,579

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.5
Futures Contracts	0.0*
Short-Term Investment	0.2
Other Assets and Liabilities (net)	1.3
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%
	Australia — 3.7%
18,783	Ansell Ltd.	335,702
416,900	ANZ Group Holdings Ltd.	6,605,957
36,960	Aristocrat Leisure Ltd.	956,342
2,046,501	Aurizon Holdings Ltd.	5,355,737
681,000	Bank of Queensland Ltd.(a)	2,502,160
2,331,500	Beach Energy Ltd.	2,106,304
180,500	BHP Group Ltd.	5,381,540
464,742	BlueScope Steel Ltd.	6,406,753
254,532	Brambles Ltd.	2,447,974
88,773	Coles Group Ltd.	1,090,247
225,700	Elders Ltd.	994,511
194,900	Fortescue Metals Group Ltd.(a)	2,900,466
1,792,960	Glencore PLC	10,181,455
1,558,600	Harvey Norman Holdings Ltd.(a)	3,628,240
1,256,900	Helia Group Ltd.	2,901,295
408,800	Inghams Group Ltd.	716,781
86,000	JB Hi-Fi Ltd.(a)	2,512,881
1,489,800	Metcash Ltd.	3,741,489
1,454,500	Mirvac Group REIT	2,197,419
1,557,010	NEXTDC Ltd.*	13,122,319
72,922	Origin Energy Ltd.	407,331
78,500	Orora Ltd.	173,096
810,700	Perenti Ltd.*(a)	554,518
91,147	Qantas Airways Ltd.*	377,672
220,492	Rio Tinto Ltd.	16,955,990
90,636	Rio Tinto PLC	5,764,188
111,058	Rio Tinto PLC, ADR	7,089,943
1,011,400	Stockland REIT	2,725,601
662,097	Super Retail Group Ltd.	5,065,594
509,094	Treasury Wine Estates Ltd.	3,822,250
56,133	Viva Energy Group Ltd. 144A	113,007
222,222	Whitehaven Coal Ltd.	997,577
690,619	Woodside Energy Group Ltd.	15,981,746
130,193	Woolworths Group Ltd.	3,451,872
		139,565,957
	Austria — 0.4%
18,231	ams-OSRAM AG*	131,335
5,427	BAWAG Group AG* 144A	250,558
20,339	Erste Group Bank AG	714,048
145,742	OMV AG	6,174,218
9,905	Raiffeisen Bank International AG*	157,294
233,450	Wienerberger AG	7,148,605
		14,576,058
	Belgium — 0.4%
66,300	Ageas SA	2,686,606
177,164	Anheuser-Busch InBev SA	10,032,058

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Belgium — continued
21,907	Proximus SADP	163,218
34,200	Solvay SA	3,829,613
		16,711,495
	Brazil — 1.1%
1,219,100	Petroleo Brasileiro SA	8,364,886
242,278	Petroleo Brasileiro SA, ADR	3,350,705
732,427	Petroleo Brasileiro SA, Preferred ADR	9,060,122
430,900	Vale SA	5,736,401
147,652	Wheaton Precious Metals Corp.	6,392,581
217,206	Yara International ASA	7,683,728
		40,588,423
	Canada — 2.0%
136,811	Agnico Eagle Mines Ltd.	6,839,258
231,410	Canadian Pacific Kansas City Ltd.(a)	18,712,163
20,100	Canadian Tire Corp. Ltd. Class A (a)	2,751,190
186,833	Franco-Nevada Corp.	26,658,559
412,790	GFL Environmental, Inc.	16,016,252
30,500	Loblaw Cos. Ltd.	2,795,420
103,100	Suncor Energy, Inc.(a)	3,027,747
		76,800,589
	China — 1.2%
1,919,500	3SBio, Inc.*	1,931,637
5,072,000	Agricultural Bank of China Ltd. Class H	1,996,746
2,077,000	Bank of China Ltd. Class H	832,839
317,500	BYD Electronic International Co. Ltd.	966,242
15,454,000	China Construction Bank Corp. Class H *	10,020,491
1,310,000	China Medical System Holdings Ltd.	2,141,766
3,542,000	China Resources Cement Holdings Ltd.	1,464,226
1,602,000	CMOC Group Ltd. Class H	840,983
330,000	CSC Financial Co. Ltd. Class H 144A	341,611
574,000	Hengan International Group Co. Ltd.	2,420,059
4,884,000	Industrial & Commercial Bank of China Ltd. Class H	2,606,451
370,500	Kingboard Holdings Ltd.	1,015,250
1,940,000	Lee & Man Paper Manufacturing Ltd.	643,637
1,346,000	Lenovo Group Ltd.	1,406,319
1,334,500	Li Ning Co. Ltd.	7,216,606
628,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,246,777
1,088,000	Xinyi Glass Holdings Ltd.	1,700,859
3,951,600	Yangzijiang Shipbuilding Holdings Ltd.	4,387,043
		43,179,542
	Denmark — 2.3%
387	AP Moller - Maersk AS Class A	675,222
2,065	AP Moller - Maersk AS Class B	3,632,235
181,400	Danske Bank AS*	4,416,891
71,900	DFDS AS	2,619,424
10,433	ISS AS	221,082
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Denmark — continued
93,561	Jyske Bank AS*	7,114,241
63,789	Novo Nordisk AS, ADR	10,322,974
273,384	Novo Nordisk AS Class B	44,146,543
115,327	Novozymes AS Class B	5,370,198
47,900	Pandora AS	4,279,602
70,496	Sydbank AS	3,258,817
		86,057,229
	Finland — 0.7%
67,500	Konecranes Oyj	2,713,206
1,062,500	Nokia Oyj	4,457,988
921,454	Nordea Bank Abp(b)	10,024,962
349,153	Nordea Bank Abp(b)	3,809,311
97,800	TietoEVRY Oyj	2,698,974
108,800	Valmet Oyj(a)	3,026,878
		26,731,319
	France — 8.7%
91,933	Air Liquide SA	16,478,917
107,790	Airbus SE	15,578,765
32,000	Arkema SA	3,017,992
146,709	AXA SA	4,333,508
302,889	BNP Paribas SA	19,129,804
158,600	Bouygues SA	5,325,726
55,604	Capgemini SE	10,531,761
475,873	Carrefour SA(a)	9,016,697
98,400	Cie de Saint-Gobain	5,993,177
278,358	Cie Generale des Etablissements Michelin SCA	8,227,110
456,200	Credit Agricole SA	5,418,374
234,592	Dassault Systemes SE	10,401,335
506,456	Engie SA	8,422,406
110,643	EssilorLuxottica SA	20,935,112
52,300	Ipsen SA	6,292,766
68,700	IPSOS	3,821,322
225,621	Legrand SA	22,377,878
22,461	L'Oreal SA	10,480,124
30,527	LVMH Moet Hennessy Louis Vuitton SE	28,803,839
125,400	Metropole Television SA	1,776,482
36,500	Nexity SA(a)	737,443
1,822,824	Orange SA*	21,316,391
86,002	Pernod Ricard SA(a)	18,997,742
35,500	Quadient SA	730,628
220,900	Rexel SA	5,460,983
44,300	Societe BIC SA	2,539,300
129,400	Societe Generale SA	3,367,908
18,000	Sopra Steria Group SACA	3,590,732
219,200	Television Francaise 1(a)	1,505,396
933,656	TotalEnergies SE(a)	53,500,326
		328,109,944

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Georgia — 0.0%
45,361	Bank of Georgia Group PLC	1,687,339
	Germany — 9.3%
37,564	adidas AG	7,284,390
20,800	Allianz SE	4,837,381
41,700	Aurubis AG	3,572,383
462,129	Bayer AG	25,544,571
284,258	Bayerische Motoren Werke AG	34,905,135
115,159	Beiersdorf AG	15,233,562
6,807	Continental AG	512,911
82,700	Covestro AG*	4,293,442
97,796	Daimler Truck Holding AG	3,520,458
97,298	Deutsche Boerse AG	17,966,125
355,244	Deutsche Lufthansa AG*	3,635,409
171,100	Deutsche Pfandbriefbank AG	1,251,656
334,651	Deutsche Post AG	16,338,826
857,862	Deutsche Telekom AG	18,695,344
3,323	Duerr AG	107,462
962,174	E.ON SE	12,261,950
113,400	Evonik Industries AG	2,155,117
23,299	Fresenius Medical Care AG & Co. KGaA	1,112,523
349,710	Fresenius SE & Co. KGaA	9,678,213
172,114	GEA Group AG	7,191,679
32,891	Henkel AG & Co. KGaA	2,314,561
541,070	Infineon Technologies AG	22,309,923
76,470	Knorr-Bremse AG	5,837,401
47,804	LEG Immobilien SE*	2,744,932
440,492	Mercedes-Benz Group AG	35,444,993
5,987	MTU Aero Engines AG	1,550,975
6,300	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,361,981
11,400	Rheinmetall AG	3,129,523
63,681	RWE AG	2,771,348
395,043	SAP SE	53,930,839
64,918	SAP SE, ADR	8,881,432
65,087	Symrise AG Class A	6,817,297
202,721	TAG Immobilien AG*	1,915,409
42,000	Talanx AG*	2,407,383
106,800	United Internet AG	1,503,536
209,438	Vonovia SE	4,088,425
61,811	Zalando SE*	1,778,058
		349,886,553
	Hong Kong — 0.6%
1,576,200	AIA Group Ltd.	16,081,026
15,600	ASMPT Ltd.	154,102
213,000	Pacific Basin Shipping Ltd.	64,902
9,510,000	Tongda Group Holdings Ltd.*	115,477
1,834,000	United Laboratories International Holdings Ltd.	1,534,279
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — continued
9,820,000	WH Group Ltd. 144A	5,218,241
		23,168,027
	Hungary — 0.2%
384,700	MOL Hungarian Oil & Gas PLC*	3,362,038
95,800	Richter Gedeon Nyrt	2,359,344
		5,721,382
	India — 0.5%
691,960	HDFC Bank Ltd.	14,371,221
1,172,100	Redington Ltd.	2,664,214
		17,035,435
	Indonesia — 0.0%
7,888,300	Golden Agri-Resources Ltd.	1,436,879
	Ireland — 1.6%
3,409,969	AIB Group PLC(a)	14,343,734
1,186,579	Bank of Ireland Group PLC	11,334,562
192,691	CRH PLC	10,640,849
131,460	Kerry Group PLC Class A	12,824,420
83,845	Ryanair Holdings PLC, ADR*	9,273,257
		58,416,822
	Israel — 0.4%
209,233	Bank Hapoalim BM	1,713,945
316,972	Bank Leumi Le-Israel BM	2,372,033
126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	154,893
23,882	Check Point Software Technologies Ltd.*	3,000,057
42,386	ICL Group Ltd.	231,802
233	Israel Corp. Ltd.	61,441
249,942	Israel Discount Bank Ltd. Class A	1,241,146
47,772	Mizrahi Tefahot Bank Ltd.	1,594,588
13,677	Nice Ltd., ADR*	2,824,300
210,300	Teva Pharmaceutical Industries Ltd.*	1,594,989
3,581	Wix.com Ltd.*	280,177
		15,069,371
	Italy — 3.0%
3,024,100	A2A SpA(a)	5,538,838
125,182	Assicurazioni Generali SpA	2,549,032
64,593	Azimut Holding SpA(a)	1,396,029
121,310	Banca Mediolanum SpA	1,099,650
27,085	Banca Popolare di Sondrio SpA	113,177
92,178	Banco BPM SpA	429,075
65,697	BPER Banca	200,238
214,551	Coca-Cola HBC AG*	6,399,600
1,662,873	Eni SpA	23,973,380
7,282	Eni SpA, ADR	209,649
56,230	Ferrari NV	18,405,491

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
3,387,194	Intesa Sanpaolo SpA	8,900,975
135,241	Iveco Group NV*	1,221,377
989,706	Leonardo SpA	11,242,376
340,700	Mediobanca Banca di Credito Finanziario SpA	4,084,832
3,369,800	MFE-MediaForEurope NV Class A (a)	1,879,212
501,000	Pirelli & C SpA*	2,480,320
262,370	Poste Italiane SpA(a) 144A	2,845,980
574,748	UniCredit SpA	13,400,775
729,363	Unipol Gruppo SpA	3,901,286
1,274,300	UnipolSai Assicurazioni SpA(a)	3,162,107
		113,433,399
	Japan — 21.6%
9,400	Advantest Corp.	1,257,177
40,500	Aeon Co. Ltd.	827,668
2,500	AEON REIT Investment Corp. REIT	2,692,336
247,000	AGC, Inc.(a)	8,874,885
37,100	Air Water, Inc.	514,756
4,900	Aisin Corp.	151,213
11,000	Ajinomoto Co., Inc.	437,245
52,000	Alpen Co. Ltd.(a)	713,209
133,800	Amada Co. Ltd.	1,319,225
101,000	Amano Corp.	2,129,954
106,600	Asahi Group Holdings Ltd.(a)	4,125,275
85,400	ASKA Pharmaceutical Holdings Co. Ltd.	856,483
343,400	Astellas Pharma, Inc.	5,108,668
89,200	Bandai Namco Holdings, Inc.	2,060,605
378,900	BayCurrent Consulting, Inc.	14,211,456
184,900	Brother Industries Ltd.	2,706,930
272,200	Canon, Inc.(a)	7,170,889
2,376	Canon, Inc., ADR	62,465
842,494	Chiba Bank Ltd.	5,102,823
397,100	Chubu Electric Power Co., Inc.	4,841,390
28,700	Chudenko Corp.	458,935
353,900	Citizen Watch Co. Ltd.	2,133,503
8,700	Coca-Cola Bottlers Japan Holdings, Inc.(a)	92,132
5,000	Cosmo Energy Holdings Co. Ltd.	136,590
261,600	Credit Saison Co. Ltd.	4,021,244
545,600	Daicel Corp.	4,887,801
354,500	Dai-ichi Life Holdings, Inc.	6,788,860
15,700	Daikin Industries Ltd.	3,199,436
118,900	Daiwa House Industry Co. Ltd.	3,137,250
71,400	Disco Corp.	11,277,056
52,800	Eagle Industry Co. Ltd.	643,285
275,800	EDION Corp.(a)	2,782,467
99,200	Electric Power Development Co. Ltd.	1,455,714
1,251,100	ENEOS Holdings, Inc.	4,279,539
16,200	Enplas Corp.	659,318
124,300	Ezaki Glico Co. Ltd.(a)	3,248,763
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
73,900	Fast Retailing Co. Ltd.	18,940,321
286,000	FUJIFILM Holdings Corp.	16,957,590
582,300	Fujikura Ltd.	4,884,758
39,400	Fujitsu Ltd.	5,071,288
195,000	Fukuoka Financial Group, Inc.	4,018,464
87,100	Furukawa Co. Ltd.	947,607
28,700	Futaba Industrial Co. Ltd.	105,633
418,794	Hachijuni Bank Ltd.	1,823,731
326,100	Hazama Ando Corp.(a)	2,433,165
86,800	Hirose Electric Co. Ltd.	11,533,816
110,000	Hitachi Ltd.	6,796,772
132,800	Hokkaido Electric Power Co., Inc.*	546,146
1,236,500	Honda Motor Co. Ltd.	37,290,873
60,743	Honda Motor Co. Ltd., ADR	1,841,120
57,700	Horiba Ltd.(a)	3,309,281
41,200	Hoya Corp.	4,906,562
69,900	Ichinen Holdings Co. Ltd.	657,302
12,800	Idemitsu Kosan Co. Ltd.	256,526
477,000	Inpex Corp.(a)	5,310,730
256,000	Isuzu Motors Ltd.	3,111,614
21,400	Ito En Ltd.	589,491
278,700	ITOCHU Corp.	11,065,018
2,800	Iwatani Corp.	147,867
56,900	Jaccs Co. Ltd.	1,990,687
90,800	Japan Airlines Co. Ltd.	1,969,214
111,500	Japan Aviation Electronics Industry Ltd.	2,331,856
108,700	Japan Petroleum Exploration Co. Ltd.	3,251,940
587,900	Japan Post Holdings Co. Ltd.	4,220,309
267,800	Japan Post Insurance Co. Ltd.	4,019,606
3,100	JTEKT Corp.	28,249
12,500	Kaken Pharmaceutical Co. Ltd.	313,116
106,500	Kamigumi Co. Ltd.	2,413,520
278,400	Kandenko Co. Ltd.	2,238,874
70,000	Kaneka Corp.(a)	1,961,390
282,500	Kanematsu Corp.	3,949,617
6,300	Kansai Electric Power Co., Inc.	79,021
171,100	Kansai Paint Co. Ltd.	2,514,597
129,700	Kao Corp.(a)	4,689,880
23,700	Kato Sangyo Co. Ltd.	650,448
411,300	Kawasaki Heavy Industries Ltd.	10,544,587
142,200	KDDI Corp.	4,387,513
40,500	Keyence Corp.	19,121,383
380,500	Kirin Holdings Co. Ltd.(a)	5,547,720
15,500	Kissei Pharmaceutical Co. Ltd.	310,522
76,200	Kohnan Shoji Co. Ltd.	1,852,509
31,200	Konica Minolta, Inc.	107,431
19,086	Kose Corp.	1,831,633
343,600	K's Holdings Corp.	2,993,640
147,700	Kuraray Co. Ltd.(a)	1,438,009

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
35,700	KYB Corp.	1,256,617
152,100	Kyocera Corp.	8,253,854
249,900	Lion Corp.(a)	2,325,695
3,100	Macnica Holdings, Inc.	129,199
564,500	Marubeni Corp.	9,627,785
63,400	Maxell Ltd.	704,874
35,000	Mazda Motor Corp.	341,485
1,127,200	Mebuki Financial Group, Inc.	2,691,002
96,700	Medipal Holdings Corp.	1,579,265
23,000	MEIJI Holdings Co. Ltd.	512,956
513,900	Mitsubishi Chemical Group Corp.	3,093,373
204,300	Mitsubishi Corp.	9,886,809
501,600	Mitsubishi Electric Corp.	7,037,149
196,500	Mitsubishi Gas Chemical Co., Inc.	2,862,884
682,200	Mitsubishi HC Capital, Inc.	4,058,135
89,500	Mitsubishi Heavy Industries Ltd.	4,180,218
38,500	Mitsubishi Motors Corp.	135,295
1,183,300	Mitsubishi UFJ Financial Group, Inc.	8,719,863
264,500	Mitsui & Co. Ltd.	9,935,655
92,400	Mitsui Chemicals, Inc.	2,726,168
505,500	Mitsui OSK Lines Ltd.(a)	12,076,650
51,600	Mixi, Inc.	959,551
613,900	Mizuho Financial Group, Inc.	9,354,457
91,200	Mizuho Leasing Co. Ltd.	2,982,096
31,500	Mochida Pharmaceutical Co. Ltd.	721,086
618,100	MonotaRO Co. Ltd.	7,863,274
131,000	MS&AD Insurance Group Holdings, Inc.	4,659,993
96,800	Murata Manufacturing Co. Ltd.	5,545,147
16,100	Nachi-Fujikoshi Corp.	457,960
5,800	Nagase & Co. Ltd.	96,263
31,800	NEC Corp.	1,543,588
111,900	NGK Insulators Ltd.	1,336,378
11,800	NHK Spring Co. Ltd.	86,258
207,400	Nippon Electric Glass Co. Ltd.(a)	3,650,141
12,400	NIPPON EXPRESS HOLDINGS, Inc.(a)	698,173
49,200	Nippon Gas Co. Ltd.	688,489
42,300	Nippon Sanso Holdings Corp.	917,932
126,900	Nippon Soda Co. Ltd.	4,571,508
324,100	Nippon Steel Corp.(a)	6,792,050
8,770,000	Nippon Telegraph & Telephone Corp.	10,374,268
216,900	Nippon Yusen KK(a)	4,812,064
130,000	Nishio Holdings Co. Ltd.	3,069,121
151,400	Nissan Motor Co. Ltd.	624,193
12,500	Nissin Foods Holdings Co. Ltd.	1,030,744
20,600	Niterra Co. Ltd.	409,196
42,300	Nitto Denko Corp.	3,130,280
1,934,900	Nomura Holdings, Inc.	7,331,199
302,600	Nomura Research Institute Ltd.	8,331,535
627,741	North Pacific Bank Ltd.	1,248,477
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
11,000	NS Solutions Corp.	306,999
61,800	NSK Ltd.	390,207
40,300	Obayashi Corp.	348,632
11,100	Obic Co. Ltd.	1,776,628
254,400	Ono Pharmaceutical Co. Ltd.	4,605,070
594,400	ORIX Corp.	10,852,674
169,800	Osaka Gas Co. Ltd.	2,600,416
72,000	Otsuka Holdings Co. Ltd.	2,634,459
151,800	Panasonic Holdings Corp.	1,856,459
30,200	Prima Meat Packers Ltd.	454,902
73,300	Renesas Electronics Corp.*	1,384,883
209,500	Rengo Co. Ltd.	1,290,823
3,069,100	Resona Holdings, Inc.	14,682,225
160,500	Ricoh Co. Ltd.	1,368,130
35,700	Rohm Co. Ltd.	3,368,690
612,400	Rohto Pharmaceutical Co. Ltd.	13,809,615
1,500	Sanken Electric Co. Ltd.	141,301
2,500	Sankyo Co. Ltd.	101,011
53,700	Sankyu, Inc.	1,775,949
145,900	Santen Pharmaceutical Co. Ltd.	1,238,743
8,400	Sanyo Chemical Industries Ltd.	247,708
40,100	Sawai Group Holdings Co. Ltd.	1,009,904
2,500	SCREEN Holdings Co. Ltd.	283,494
46,700	Sega Sammy Holdings, Inc.	997,724
15,000	Seibu Holdings, Inc.	154,334
165,600	Seiko Epson Corp.	2,567,066
145,900	Seino Holdings Co. Ltd.	2,074,821
110,600	Sekisui Chemical Co. Ltd.	1,597,198
45,900	Seven & i Holdings Co. Ltd.	1,981,325
418,400	Shimadzu Corp.	12,931,784
197,500	Shin-Etsu Chemical Co. Ltd.	6,553,366
86,300	Shionogi & Co. Ltd.	3,640,132
378,600	SKY Perfect JSAT Holdings, Inc.	1,506,667
21,200	SMC Corp.	11,763,402
345,840	Sojitz Corp.	7,665,806
109,400	Sompo Holdings, Inc.	4,896,279
145,000	Subaru Corp.	2,738,859
1,010,200	SUMCO Corp.(a)	14,274,322
19,600	Sumitomo Bakelite Co. Ltd.	816,122
93,000	Sumitomo Chemical Co. Ltd.	282,620
252,400	Sumitomo Corp.	5,353,711
81,000	Sumitomo Electric Industries Ltd.	992,282
217,100	Sumitomo Forestry Co. Ltd.(a)	5,270,174
175,500	Sumitomo Heavy Industries Ltd.(a)	4,207,524
182,300	Sumitomo Mitsui Financial Group, Inc.	7,789,694
158,100	Sumitomo Mitsui Trust Holdings, Inc.	5,647,824
330,400	Sumitomo Rubber Industries Ltd.(a)	3,211,294
24,400	Sumitomo Seika Chemicals Co. Ltd.	757,296
22,500	Suntory Beverage & Food Ltd.(a)	814,530

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
4,200	Suzuken Co. Ltd.	114,218
58,600	Suzuki Motor Corp.	2,125,914
18,100	Taisei Corp.	632,022
14,000	Takara Standard Co. Ltd.	178,824
231,900	Takeda Pharmaceutical Co. Ltd.	7,276,757
148,911	Takeda Pharmaceutical Co. Ltd., ADR	2,339,392
419,500	Teijin Ltd.	4,210,535
449,500	Terumo Corp.	14,272,215
29,900	Tohoku Electric Power Co., Inc.*	184,710
71,000	Tokio Marine Holdings, Inc.	1,636,610
178,300	Tokuyama Corp.	2,946,258
1,812,700	Tokyo Electric Power Co. Holdings, Inc.*	6,637,331
64,900	Tokyo Electron Ltd.	9,278,480
308,400	Tokyo Gas Co. Ltd.	6,726,622
85,000	Tokyo Seimitsu Co. Ltd.(a)	4,697,420
34,300	TOPPAN, Inc.	739,850
113,400	Toray Industries, Inc.	632,488
51,500	Tosoh Corp.	609,559
54,000	Towa Pharmaceutical Co. Ltd.	664,788
54,200	Toyo Ink SC Holdings Co. Ltd.(a)	819,259
8,100	Toyo Seikan Group Holdings Ltd.	119,437
240,400	Toyo Suisan Kaisha Ltd.	10,826,066
13,000	Toyota Tsusho Corp.	647,872
70,500	Trend Micro, Inc.	3,408,489
251,500	TS Tech Co. Ltd.	3,181,152
16,600	Tsubakimoto Chain Co.	423,760
13,300	UACJ Corp.	252,647
126,300	UBE Corp.	2,167,000
143,200	Ushio, Inc.	1,930,950
25,700	Valor Holdings Co. Ltd.	356,850
26,900	Warabeya Nichiyo Holdings Co. Ltd.	414,807
4,200	Yakult Honsha Co. Ltd.	265,667
233,500	Yamaha Motor Co. Ltd.(a)	6,717,165
36,200	Yamaichi Electronics Co. Ltd.	599,379
273,600	Yokogawa Electric Corp.	5,012,693
192,600	Yokohama Rubber Co. Ltd.(a)	4,231,051
		811,383,158
	Malaysia — 0.1%
1,152,700	Tenaga Nasional Bhd	2,232,389
	Malta — 0.0%
14,746	Kindred Group PLC, SDR	156,862
	Netherlands — 5.2%
287,500	ABN AMRO Bank NV CVA, GDR	4,470,949
8,329	Adyen NV*(a)	14,428,301
666,700	Aegon NV	3,376,021
52,610	ASML Holding NV	38,075,871
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
19,619	ASML Holding NV, ADR NYRS	14,218,870
76,928	ASR Nederland NV	3,459,435
97,347	Euronext NV	6,620,169
11,954	Heineken Holding NV	1,039,212
354,041	ING Groep NV	4,780,297
318,100	Koninklijke Ahold Delhaize NV	10,848,348
313,837	NN Group NV	11,643,063
39,200	Randstad NV	2,065,526
585,583	Shell PLC(b)	17,622,794
1,160,192	Shell PLC(b)	34,579,841
241,967	Shell PLC, ADR	14,609,967
109,602	Wolters Kluwer NV	13,914,150
		195,752,814
	Norway — 0.4%
100,400	Austevoll Seafood ASA	695,013
172,500	DNB Bank ASA	3,231,052
113,576	Equinor ASA	3,305,524
29,191	Equinor ASA, ADR	852,669
20,143	Kongsberg Gruppen ASA	917,987
196,900	Mowi ASA	3,130,618
85,044	Norsk Hydro ASA	506,429
399,807	Orkla ASA	2,876,558
45,195	Telenor ASA	459,009
		15,974,859
	Philippines — 0.0%
468,180	Vista Land & Lifescapes, Inc.	14,439
	Portugal — 0.2%
290,426	Banco Comercial Portugues SA Class R *	69,679
380,930	Galp Energia SGPS SA(a)	4,453,166
16,514	Jeronimo Martins SGPS SA	455,214
1,891,900	Sonae SGPS SA	1,860,697
		6,838,756
	Russia — 0.0%
3,792,080	Gazprom PJSC(c)(d)(e)	98,298
113,778	LUKOIL PJSC(c)(d)(e)	63,309
8,430	MMC Norilsk Nickel PJSC*(c)(d)(e)	18,838
18,119	Novatek PJSC(c)(d)(e)	2,490
169,349	Rosneft Oil Co. PJSC(c)(d)(e)	5,677
1,092,670	Sberbank of Russia PJSC(c)(d)(e)	15,871
296,674	Tatneft PJSC(c)(d)(e)	12,198
		216,681
	Singapore — 0.2%
390,100	Genting Singapore Ltd.	270,508
90,700	Jardine Cycle & Carriage Ltd.	2,339,377
259,300	United Overseas Bank Ltd.	5,371,532

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Singapore — continued
112,800	Venture Corp. Ltd.	1,231,163
		9,212,580
	South Africa — 0.3%
17,400	Anglo American Platinum Ltd.	783,861
379,068	Anglo American PLC	10,755,887
1,003,000	Old Mutual Ltd.(a)	649,260
91,344	Tiger Brands Ltd.(a)	808,375
		12,997,383
	South Korea — 1.3%
101,210	Doosan Bobcat, Inc.	4,527,499
1,496	Hyundai Mobis Co. Ltd.	265,227
17,844	Hyundai Motor Co.	2,807,652
143,403	Kia Corp.	9,669,798
503,127	Samsung Electronics Co. Ltd.	27,730,568
72,400	SK Telecom Co. Ltd.	2,557,617
		47,558,361
	Spain — 2.4%
161,629	Amadeus IT Group SA*	12,320,539
384,863	Banco Bilbao Vizcaya Argentaria SA	2,967,027
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	371,305
4,105,191	Banco Santander SA	15,229,462
102,501	Banco Santander SA, ADR	380,278
3,140,297	CaixaBank SA	13,023,097
349,727	Cellnex Telecom SA*	14,175,394
1,328,664	Iberdrola SA	17,351,670
20,191	Let's GOWEX SA*(c)(d)	—
1,599,120	Mapfre SA(a)	3,179,904
885,118	Repsol SA(a)	12,867,267
		91,865,943
	Sweden — 2.0%
13,641	Betsson AB Class B *	145,088
129,900	Boliden AB	3,754,469
339,427	Epiroc AB Class A	6,419,826
451,427	Essity AB Class B	11,997,898
537,896	H & M Hennes & Mauritz AB Class B	9,236,910
869,534	Hexagon AB Class B	10,690,871
490,442	Securitas AB Class B (a)	4,022,046
370,500	SKF AB Class B	6,442,805
313,995	Svenska Cellulosa AB SCA Class B	3,999,543
242,800	Swedbank AB Class A	4,094,584
2,292,411	Telia Co. AB	5,019,979
390,400	Volvo AB Class B	8,085,698
		73,909,717
	Switzerland — 5.7%
76,200	Adecco Group AG	2,488,329
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
8,200	Bucher Industries AG	3,619,074
264	Chocoladefabriken Lindt & Spruengli AG	3,317,755
116,108	Cie Financiere Richemont SA Class A	19,709,277
122,788	DSM-Firmenich AG*	13,211,440
10,698	Geberit AG	5,603,467
2,363	Givaudan SA	7,842,618
25,000	Helvetia Holding AG	3,385,708
198,824	Julius Baer Group Ltd.	12,542,034
18,615	Landis & Gyr Group AG*	1,598,449
34,545	Lonza Group AG	20,639,169
392,860	Novartis AG	39,668,066
44,167	Schindler Holding AG	10,365,940
105,775	SGS SA	9,994,800
55,583	Sika AG	15,905,103
25,598	Swatch Group AG	1,407,670
28,351	Swatch Group AG Bearer Shares	8,313,096
13,800	Swiss Life Holding AG	8,077,792
1,311,582	UBS Group AG	26,696,891
		214,386,678
	Taiwan — 1.3%
1,758,000	ASE Technology Holding Co. Ltd.	6,270,540
1,513,000	Chipbond Technology Corp.	3,073,261
1,714,000	Compeq Manufacturing Co. Ltd.	2,449,964
780,000	Hon Hai Precision Industry Co. Ltd.	2,839,008
95,000	MediaTek, Inc.	2,108,731
201,000	Novatek Microelectronics Corp.	2,769,136
512,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,541,288
157,259	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,870,578
2,199,000	United Microelectronics Corp.	3,451,270
		48,373,776
	Thailand — 0.0%
10,006,800	Quality Houses PCL Class F	621,444
	Turkey — 0.3%
663,400	BIM Birlesik Magazalar AS	4,346,263
280,700	Coca-Cola Icecek AS	2,845,102
383,195	Enerjisa Enerji AS 144A	517,994
161,943	Haci Omer Sabanci Holding AS	287,205
564,485	Turk Hava Yollari AO*	4,224,072
468,860	Turkiye Garanti Bankasi AS	580,087
211,559	Turkiye Is Bankasi AS Class C	114,796
		12,915,519
	United Kingdom — 9.8%
397,907	3i Group PLC	9,892,229
180,900	Associated British Foods PLC	4,593,348
179,810	AstraZeneca PLC	25,783,068
504,900	Aviva PLC	2,547,417

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
827,033	B&M European Value Retail SA	5,868,553
485,400	BAE Systems PLC	5,733,291
482,200	Balfour Beatty PLC	2,091,976
4,950,607	Barclays PLC	9,680,498
558,142	Barclays PLC, ADR	4,386,996
280,200	Barratt Developments PLC	1,472,543
54,979	Bellway PLC	1,393,049
3,103,056	BP PLC	18,199,665
591,463	BP PLC, ADR	20,872,729
235,600	British American Tobacco PLC	7,824,685
1,821,700	BT Group PLC	2,837,295
2,196,700	Centrica PLC	3,463,115
759,500	CK Hutchison Holdings Ltd.	4,648,485
325,300	CNH Industrial NV	4,700,911
67,301	Coca-Cola Europacific Partners PLC	4,336,203
555,190	Compass Group PLC	15,546,991
529,600	Crest Nicholson Holdings PLC	1,270,946
48,071	Croda International PLC	3,439,230
992,500	Currys PLC	660,226
414,006	Diageo PLC	17,778,074
368,312	Hiscox Ltd.	5,120,490
2,746,400	HSBC Holdings PLC	21,468,074
647,328	IMI PLC	13,541,238
229,500	Imperial Brands PLC	5,080,741
151,235	Intertek Group PLC	8,217,784
1,581,400	J Sainsbury PLC	5,419,461
1,885,900	Kingfisher PLC	5,554,165
7,342,700	Lloyds Banking Group PLC	4,074,913
121,648	Lloyds Banking Group PLC, ADR	267,626
175,198	London Stock Exchange Group PLC	18,584,908
515,100	Man Group PLC	1,430,380
1,541,300	Marks & Spencer Group PLC*	3,774,770
1,868,480	Melrose Industries PLC	12,040,642
681,500	Mitchells & Butlers PLC*	1,768,362
4,786,447	NatWest Group PLC	14,711,708
328,544	Ocado Group PLC*(a)	2,376,116
542,990	Paragon Banking Group PLC	3,679,571
7,455	Playtech PLC*	55,920
568,456	QinetiQ Group PLC	2,559,425
167,650	Reckitt Benckiser Group PLC	12,603,964
332,100	Redrow PLC	1,863,389
192,666	RELX PLC(b)	6,430,013
87,667	RELX PLC(b)	2,922,599
32,882	RELX PLC, ADR	1,099,245
1,442,490	Rentokil Initial PLC	11,278,889
523,712	Smith & Nephew PLC	8,459,520
46,764	Spirax-Sarco Engineering PLC	6,166,294
114,695	Standard Chartered PLC	1,001,334
1,350,500	Taylor Wimpey PLC	1,765,920
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
1,767,600	Tesco PLC	5,591,615
125,400	Vistry Group PLC	1,056,429
		368,987,028
	United States — 9.3%
74,581	Agilent Technologies, Inc.	8,968,365
78,507	Analog Devices, Inc.	15,293,949
20,374	ANSYS, Inc.*	6,728,921
103,202	Bruker Corp.	7,628,692
101,340	Cadence Design Systems, Inc.*	23,766,257
100,980	CSL Ltd.	18,672,209
412,221	Experian PLC	15,856,674
969,504	GSK PLC	17,144,204
520,618	GSK PLC, ADR	18,554,826
2,633,017	Haleon PLC	10,847,234
111,400	Holcim AG*	7,493,051
53,530	ICON PLC, ADR*	13,393,206
81,612	Janus Henderson Group PLC	2,223,927
674,400	JBS SA	2,440,925
236,060	Nestle SA	28,416,548
163,232	Roche Holding AG	49,905,266
43,248	Roche Holding AG, ADR	1,652,074
201,096	Sanofi	21,554,148
78,979	Sanofi, ADR	4,256,968
307,407	Schneider Electric SE	56,019,926
155,300	Signify NV	4,353,930
255,527	Stellantis NV(b)	4,490,390
177,711	Stellantis NV(b)	3,127,625
38,431	Stellantis NV(b)	674,080
39,890	Swiss Re AG	4,018,548
70,070	Tenaris SA	1,048,314
72,563	Tenaris SA, ADR	2,173,262
		350,703,519
	TOTAL COMMON STOCKS (COST $3,426,141,288)	3,622,277,669

Shares	Description	Value ($)
	INVESTMENT COMPANIES — 0.3%
	United States — 0.3%
2,742	iShares MSCI EAFE ETF	198,795
267,196	iShares MSCI Eurozone ETF	12,242,921
	TOTAL INVESTMENT COMPANIES (COST $10,595,202)	12,441,716

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	PREFERRED STOCKS — 0.9%
	Brazil — 0.2%
1,162,400	Petroleo Brasileiro SA, 16.50%	7,115,604
	Germany — 0.6%
5,781	Bayerische Motoren Werke AG, 8.22%	657,198
15,947	Henkel AG & Co. KGaA, 2.52%	1,274,517
61,000	Porsche Automobil Holding SE, 4.64%	3,668,399
414,900	Schaeffler AG, 7.91%	2,554,829
105,214	Volkswagen AG, 22.62%	14,109,503
		22,264,446
	South Korea — 0.1%
44,830	Samsung Electronics Co. Ltd., 1.82%	2,034,605
	TOTAL PREFERRED STOCKS (COST $39,496,558)	31,414,655

	WARRANT — 0.0%
	Switzerland — 0.0%
82,702	Cie Financiere Richemont SA Expires 11/22/23*	114,164
	TOTAL WARRANT (COST $—)	114,164

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 2.8%
	Mutual Fund - Securities Lending Collateral — 2.8%
106,743,834	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(f)(g)	106,743,834
	TOTAL SHORT-TERM INVESTMENT (COST $106,743,834)	106,743,834
	TOTAL INVESTMENTS — 100.2% (Cost $3,582,976,882)	3,772,992,038
	Other Assets and Liabilities (net) — (0.2)%	(8,368,093)
	NET ASSETS — 100.0%	$3,764,623,945

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(d)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $216,681 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at June 30, 2023 was $30,137,646.

(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $216,681 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2023 was $29,569,045.

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
(f)	The rate disclosed is the 7-day net yield as of June 30, 2023.
(g)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $9,287,391 which represents 0.2% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buy
403	MSCI EAFE Index	Sep 2023	$43,433,325	$336,168

Abbreviations
ADR	—	American Depository Receipt
CVA	—	Certificaten Van Aandelen
GDR	—	Global Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	23.0
Financial	16.3
Industrial	15.2
Consumer, Cyclical	13.4
Technology	9.9
Energy	7.4
Basic Materials	6.6
Communications	3.3
Utilities	2.0
Investment Companies	0.3
Diversified	0.0*
Short-Term Investment	2.8
Other Assets and Liabilities (net)	(0.2)
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2023 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 99.1%
		Asset Backed Securities — 10.6%
251,000		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/20/30 144A	234,101
2,829,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	2,477,266
2,660,000		American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, due 08/15/27	2,580,680
4,928		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	4,922
122,046		AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	121,535
330,781		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	327,631
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	365,710
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	361,425
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	693,968
345,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	311,631
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38(b) 144A	1,140,065
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,342,748
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,555,483
313,000		Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	309,137
198,758		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	175,703
927,765		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	821,074
547,388		ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	544,508
3,206,639		Atlas Static Senior Loan Fund CLO I Ltd., Series 2022-1A, Class A, 7.59% (3 mo. USD Term SOFR + 2.60%), due 07/15/30(c) 144A	3,210,166
866,000		Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	818,342
610,000		Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	567,816
1,838,000		BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, due 04/15/28	1,830,280
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 4.24% (3 mo. EUR EURIBOR + 0.98%), due 07/25/35(c) 144A	2,631,689
1,250,000	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 3.78% (3 mo. EUR EURIBOR + 0.60%), due 04/15/31(c) 144A	1,327,529
291,366		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	273,965
3,021,000		Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A, 4.42%, due 05/15/28	2,971,526
1,750,000	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 4.07% (3 mo. EUR EURIBOR + 0.75%), due 11/15/31(c) 144A	1,867,701
405,000		CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	376,528
300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	274,461
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	278,928
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	268,874
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	365,799
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	180,767
496,000		CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	462,042
1,558,750		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,400,390
993,340		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	861,930
2,456,574		CIFC Funding CLO Ltd., Series 2014-2RA, Class A1, 6.32% (3 mo. USD LIBOR + 1.05%), due 04/24/30(c) 144A	2,441,547
2,280,000		CIFC Funding CLO Ltd., Series 2015-1A, Class ARR, 6.38% (3 mo. USD LIBOR + 1.11%), due 01/22/31(c) 144A	2,259,040
1,200,000		Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,145,017

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
938,943		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	814,390
752,617		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	642,468
644,550		CLI Funding VIII LLC, Series 2022-1A, Class A1, 2.72%, due 01/18/47 144A	548,730
145,623		Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	131,817
2,250,000		Crown City CLO I, Series 2020-1A, Class A1AR, 6.44% (3 mo. USD LIBOR + 1.19%), due 07/20/34(c) 144A	2,204,802
2,165,000		Crown Point CLO 11 Ltd., Series 2021-11A, Class A, 6.38% (3 mo. USD LIBOR + 1.12%), due 01/17/34(c) 144A	2,136,665
486,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	434,697
449,000		DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	394,070
85,275		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	78,213
1,306,110		DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, due 11/20/51 144A	1,038,112
1,402,640		DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	1,225,004
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	132,537
980,662		Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	905,428
3,522,120		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	2,994,915
598,230		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	515,895
683,590		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	563,423
207,708		FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.34%, due 08/17/37 144A	188,612
167,592		FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	150,554
573,559		FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, due 08/17/38 144A	502,517
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	456,904
543,720		Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	531,727
305,000		Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	282,988
300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	274,970
2,282,000		Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,215,155
1,800,000		Ford Credit Auto Owner Trust, Series 2023-B, Class B, 5.56%, due 03/15/29	1,791,981
2,135,000		Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, due 05/15/28 144A	2,114,233
1,296,165		Generate CLO 2 Ltd., Series 2A, Class AR, 6.42% (3 mo. USD LIBOR + 1.15%), due 01/22/31(c) 144A	1,286,576
3,500,000		Generate CLO 4 Ltd., Series 4A, Class A1R, 6.34% (3 mo. USD LIBOR + 1.09%), due 04/20/32(c) 144A	3,469,627
300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	280,935
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/17/30 144A	2,966,712
595,000		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	554,917
564,000		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	520,210
2,500,000	EUR	Grosvenor Place CLO DAC, Series 2022-1A, Class A, 5.41% (3 mo. EUR EURIBOR + 2.00%), due 11/24/35(c) 144A	2,726,674
596,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	545,203
175,294		Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	168,824
71,536		Home Equity Asset Trust, Series 2003-8, Class M1, 6.23% (1 mo. USD LIBOR + 1.08%), due 04/25/34(c)	69,444
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 3.83% (3 mo. EUR EURIBOR + 0.65%), due 07/15/31(c) 144A	2,129,082
239,488		Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	215,527
627,900		Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, due 02/26/52 144A	558,097
167,130		JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, due 02/26/29 144A	159,190
15,775		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	15,537
2,528,000	EUR	Madison Park Euro Funding CLO XIV DAC, Series 14A, Class A1R, 3.98% (3 mo. EUR EURIBOR + 0.80%), due 07/15/32(c) 144A	2,689,472
4,865,000		Madison Park Funding CLO XXXIII Ltd., Series 2019-33A, Class AR, 6.28% (3 mo. USD Term SOFR + 1.29%), due 10/15/32(c) 144A	4,802,952
2,000,000		Madison Park Funding CLO XXXVIII Ltd., Series 2021-38A, Class A, 6.38% (3 mo. USD LIBOR + 1.12%), due 07/17/34(c) 144A	1,964,962
375,000		MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 04/20/53 144A	365,408
1,195,682		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 6.38% (3 mo. USD LIBOR + 1.12%), due 04/21/31(c) 144A	1,183,240
52,398		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 6.17% (1 mo. USD LIBOR + 1.02%), due 10/25/33(c)	51,710
13,436		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC7, Class M1, 6.20% (1 mo. USD LIBOR + 1.05%), due 06/25/33(c)	13,367
36,502		MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	35,522
60,357		Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	58,297
294,849		Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	270,632
319,060		Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	288,453
89,945		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	75,844
919,240		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	770,608
514,488		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	421,600
139,382		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.44% (1 mo. USD LIBOR + 0.72%), due 10/25/33(c) 144A	133,902
1,045,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	891,801
296,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	247,200
2,643,000		NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.80%, due 03/15/27 144A	2,508,665
1,500,000		Northwoods Capital CLO 22 Ltd., Series 2020-22A, Class AR, 6.73% (3 mo. USD Term SOFR + 1.45%), due 09/01/31(c) 144A	1,481,193
107,461		NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	95,817
1,810,410		Oak Street Investment Grade Net Lease Fund, Series 2021-1A, Class A1, 1.48%, due 01/20/51 144A	1,588,073
721,876		Oak Street Investment Grade Net Lease Fund, Series 2021-2A, Class A1, 2.38%, due 11/20/51 144A	628,110
2,435,000		OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.24% (3 mo. USD Term SOFR + 1.25%), due 01/15/33(c) 144A	2,390,610
1,000,000		OFSI BSL XI CLO Ltd., Series 2022-11A, Class A1, 7.08% (3 mo. USD Term SOFR + 2.10%), due 07/18/31(c) 144A	997,774
58,359		Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	58,069

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,925,401	OZLM Funding IV CLO Ltd., Series 2013-4A, Class A1R, 6.52% (3 mo. USD LIBOR + 1.25%), due 10/22/30(c) 144A	1,915,778
618,790	OZLM XI CLO Ltd., Series 2015-11A, Class A1R, 6.55% (3 mo. USD LIBOR + 1.25%), due 10/30/30(c) 144A	615,774
2,000,000	Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, 6.25% (3 mo. USD LIBOR + 1.00%), due 10/20/31(c) 144A	1,970,780
2,492,000	PFS Financing Corp., Series 2022-A, Class A, 2.47%, due 02/15/27 144A	2,358,324
1,325,776	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,271,766
1,014,458	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	941,932
1,351,940	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,203,633
316,000	Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	274,427
1,566,822	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,414,086
3,218	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35	3,149
725,000	Romark CLO II Ltd., Series 2018-2A, Class A1, 6.43% (3 mo. USD LIBOR + 1.18%), due 07/25/31(c) 144A	716,611
58,673	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, due 01/15/26	58,441
810,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	765,776
692,647	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, due 09/15/27	678,522
900,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, due 02/16/27	865,331
600,000	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	573,306
1,550,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class C, Class C, 4.74%, due 10/16/28	1,502,027
200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	194,971
635,250	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	598,284
313,059	Silver Creek CLO Ltd., Series 2014-1A, Class AR, 6.49% (3 mo. USD LIBOR + 1.24%), due 07/20/30(c) 144A	311,687
377,772	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	351,898
108,621	SMB Private Education Loan Trust, Series 2020-PTA, Class A2A, 1.60%, due 09/15/54 144A	96,390
57,955	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	49,592
616,037	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	559,877
621,923	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	500,711
474,749	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	467,596
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	519,064
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	1,908,692
214,933	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	178,829
1,226,325	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	1,057,832
1,864,605	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,535,956
3,000,000	TCW CLO Ltd., Series 2019-2A, Class A1R, 6.33% (3 mo. USD Term SOFR + 1.28%), due 10/20/32(c) 144A	2,956,794
346,948	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	287,444
4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 7.47% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(c) 144A	4,002,884
2,860,000	Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63%, due 09/15/27	2,821,800
1,523,558	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,410,134
2,663,416	Tricon Residential Trust, Series 2022-SFR2, Class A, 4.85%, due 07/17/40 144A	2,573,933
1,500,000	Trimaran Cavu CLO Ltd., Series 2021-1A, Class A, 6.48% (3 mo. USD LIBOR + 1.21%), due 04/23/32(c) 144A	1,479,219
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
829,083	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	711,625
679,350	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	571,118
1,246,838	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	1,173,644
804,068	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	759,701
1,071,769	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	1,001,714
434,617	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	405,920
352,265	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	324,873
1,941,254	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,706,426
805,384	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	660,843
2,426,899	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,231,665
1,653,099	U.S. Small Business Administration, Series 2022-25E, Class 1, 3.94%, due 05/01/47	1,562,312
2,661,982	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,529,583
2,254,344	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,280,908
1,800,000	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,760,192
2,985,000	U.S. Small Business Administration, Series 2023-25E, Class 1, 4.62%, due 05/01/48	2,954,122
2,931,000	U.S. Small Business Administration, Series 2023-25F, Class 1, 4.93%, due 06/01/48	2,930,788
2,527,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,267,105
1,314,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	1,108,098
500,000	Venture XIX CLO Ltd., Series 2014-19A, Class ARR, 6.52% (3 mo. USD LIBOR + 1.26%), due 01/15/32(c) 144A	492,956
2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,233,230
581,633	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	506,083
500,000	Wellfleet CLO Ltd., Series 2018-3A, Class A1A, 6.50% (3 mo. USD LIBOR + 1.25%), due 01/20/32(c) 144A	493,481
523,995	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	487,099
2,160,900	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,793,678
153,693	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	128,718
158,612	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	157,389
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	181,312
564,938	Zaxby's Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	472,624
		178,013,024
	Corporate Debt — 33.1%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	205,899
960,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	822,751
1,636,000	AbbVie, Inc., 3.20%, due 11/21/29	1,480,440
300,000	AbbVie, Inc., 3.80%, due 03/15/25	291,832
65,000	AbbVie, Inc., 4.05%, due 11/21/39	56,626
400,000	AbbVie, Inc., 4.25%, due 11/21/49(d)	345,509
3,053,000	AbbVie, Inc., 4.50%, due 05/14/35	2,902,381
1,035,000	AbbVie, Inc., 4.55%, due 03/15/35	986,419
260,000	AbbVie, Inc., 4.70%, due 05/14/45	237,727
445,000	AbbVie, Inc., 4.75%, due 03/15/45	407,355
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	178,139
272,000	AdaptHealth LLC, 5.13%, due 03/01/30 144A	220,584
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,125,514
125,000	AECOM, 5.13%, due 03/15/27	121,070
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	303,430

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	252,738
642,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	576,721
2,001,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, due 10/29/26	1,788,738
980,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	848,127
2,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	2,007,254
388,491	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	332,111
370,000	Aetna, Inc., 4.75%, due 03/15/44	328,201
197,000	Affinity Interactive, 6.88%, due 12/15/27 144A	173,537
600,714	Air Canada Pass-Through Trust, 3.60%, due 09/15/28 144A	558,428
199,750	Air Canada Pass-Through Trust, 3.70%, due 07/15/27 144A	185,588
206,183	Air Canada Pass-Through Trust, 4.13%, due 11/15/26 144A	192,864
301,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	323,428
388,000	Air Lease Corp., 2.10%, due 09/01/28	322,615
413,000	Air Lease Corp., 3.63%, due 12/01/27	377,174
340,000	Air Lease Corp., (MTN), 2.88%, due 01/15/26	314,718
1,177,000	Aker BP ASA, 2.00%, due 07/15/26(d) 144A	1,057,533
337,000	Aker BP ASA, 3.10%, due 07/15/31 144A	279,096
2,050,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,823,785
1,062,000	Aker BP ASA, 4.00%, due 01/15/31 144A	944,931
251,528	Alaska Airlines Pass-Through Trust, 8.00%, due 02/15/27 144A	251,750
300,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	259,982
292,000	Albion Financing 1 Sarl/Aggreko Holdings, Inc., 6.13%, due 10/15/26(d) 144A	274,765
2,895,000	Alexandria Real Estate Equities, Inc. REIT, 2.00%, due 05/18/32(d)	2,189,472
228,866	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	168,149
847,000	Ally Financial, Inc., 5.13%, due 09/30/24	831,335
505,000	Ally Financial, Inc., 6.99% (SOFR + 3.26%), due 06/13/29(c)	499,183
416,000	Ally Financial, Inc., 7.10%, due 11/15/27	419,954
215,000	Altria Group, Inc., 3.40%, due 05/06/30	189,916
3,340,000	Amazon.com, Inc., 4.10%, due 04/13/62	2,879,014
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,766,975
361,053	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	302,565
553,446	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	483,215
77,341	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	65,607
1,290,465	American Airlines Pass-Through Trust, 3.38%, due 11/01/28	1,158,630
544,236	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	444,601
156,083	American Airlines Pass-Through Trust, 3.58%, due 07/15/29	144,820
320,742	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	271,108
352,870	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	325,480
201,511	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	171,813
586,370	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	511,773
271,930	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	235,960
535,911	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	476,698
302,000	American Homes 4 Rent LP REIT, 4.25%, due 02/15/28	284,555
448,000	American Tower Corp. REIT, 1.60%, due 04/15/26	402,014
475,000	American Tower Corp. REIT, 3.55%, due 07/15/27	440,553
984,000	American Tower Corp. REIT, 3.80%, due 08/15/29	898,887
2,047,000	American Tower Trust #1 REIT, 5.49%, due 03/15/28 144A	2,051,475
420,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	405,878
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
415,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	390,723
630,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	547,149
1,665,000	Amgen, Inc., 2.80%, due 08/15/41(d)	1,177,801
202,000	Amgen, Inc., 5.25%, due 03/02/30	202,557
645,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 02/01/36	627,803
3,718,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46(d)	3,556,760
410,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	380,966
387,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	359,980
550,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, due 05/15/26 144A	558,328
114,000	Antero Resources Corp., 5.38%, due 03/01/30 144A	105,642
1,000,000	Apple, Inc., 3.85%, due 08/04/46	881,009
770,000	Apple, Inc., 4.10%, due 08/08/62	674,762
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	841,513
2,015,000	Aptiv PLC/Aptiv Corp., 3.25%, due 03/01/32(d)	1,725,916
418,000	APX Group, Inc., 5.75%, due 07/15/29 144A	363,366
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	220,335
774,000	Ares Capital Corp., 2.15%, due 07/15/26	671,772
509,000	Ares Capital Corp., 2.88%, due 06/15/28	421,545
305,000	Ares Capital Corp., 3.25%, due 07/15/25	282,275
568,000	Ares Capital Corp., 3.88%, due 01/15/26	527,034
181,000	Ares Capital Corp., 4.20%, due 06/10/24	176,733
75,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	66,655
280,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	249,119
710,000	Ascension Health, 2.53%, due 11/15/29(d)	611,016
150,000	Ascension Health, 3.11%, due 11/15/39	117,445
551,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	492,143
322,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	252,922
390,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	366,992
3,369,000	AT&T, Inc., 2.30%, due 06/01/27	3,031,572
247,000	AT&T, Inc., 2.55%, due 12/01/33	194,098
814,000	AT&T, Inc., 3.50%, due 06/01/41	625,684
2,345,000	AT&T, Inc., 3.50%, due 09/15/53	1,661,724
595,000	AT&T, Inc., 3.65%, due 09/15/59	414,674
305,000	AT&T, Inc., 4.50%, due 05/15/35	280,550
700,000	AT&T, Inc., 6.72% (3 mo. USD LIBOR + 1.18%), due 06/12/24(c)	706,189
346,000	Athene Holding Ltd., 3.50%, due 01/15/31	286,327
262,627	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	249,168
228,000	Autodesk, Inc., 2.85%, due 01/15/30	200,049
538,000	AutoNation, Inc., 4.75%, due 06/01/30	503,439
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	1,924,528
1,300,000	Bacardi Ltd., 4.70%, due 05/15/28 144A	1,258,106
1,037,000	BAE Systems PLC, 3.40%, due 04/15/30 144A	938,689
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	667,862
175,000	Ball Corp., 3.13%, due 09/15/31(d)	144,165
450,000	Ball Corp., 6.00%, due 06/15/29	447,188
200,000	Banco Santander SA, 1.85%, due 03/25/26	179,078
634,000	Banco Santander SA, 4.38%, due 04/12/28	598,438

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(c)	238,596
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(c)	1,048,152
1,015,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(c)	852,637
4,019,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(c)	3,332,378
910,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(c)	778,732
1,177,000	Bank of America Corp., 4.24% (3 mo. USD Term SOFR + 2.08%), due 04/24/38(c)	1,034,678
495,000	Bank of America Corp., 5.13% (3 mo. USD Term SOFR + 3.55%)(c)(e)	481,536
1,056,000	Bank of America Corp., 6.30% (3 mo. USD Term SOFR + 4.81%)(c)(d)(e)	1,058,376
2,790,000	Bank of America Corp., (MTN), 2.09% (SOFR + 1.06%), due 06/14/29(c)	2,382,164
2,330,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(c)	1,951,909
230,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(c)	198,205
744,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	693,687
1,145,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(c)	1,065,274
783,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	758,619
310,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD Term SOFR + 1.57%), due 07/23/29(c)	294,356
159,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD Term SOFR + 1.78%), due 03/15/50(c)	136,935
2,545,000	Bank of America Corp., (MTN), 4.95% (SOFR + 2.04%), due 07/22/28(c)	2,501,508
1,265,000	Barclays PLC, 3.93% (3 mo. USD LIBOR + 1.61%), due 05/07/25(c)	1,236,680
576,000	Barclays PLC, 4.38% (5 yr. CMT + 3.41%)(c)(e)	392,774
400,000	Barclays PLC, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(c)	378,374
1,382,000	Barclays PLC, 5.30% (1 yr. CMT + 2.30%), due 08/09/26(c)	1,348,667
325,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(c)(e)	291,168
590,000	BAT Capital Corp., 3.56%, due 08/15/27	542,899
270,000	Bayer U.S. Finance II LLC, 4.20%, due 07/15/34 144A	238,804
335,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29(d) 144A	296,842
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30(d)	557,179
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	87,703
1,712,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,787,697
1,858,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,537,853
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	582,592
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	493,588
746,000	Blackstone Private Credit Fund, 2.35%, due 11/22/24	697,371
483,000	Blackstone Private Credit Fund, 2.70%, due 01/15/25	450,819
118,000	Blackstone Private Credit Fund, 3.25%, due 03/15/27	102,084
677,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29	574,662
190,000	Block, Inc., 3.50%, due 06/01/31(d)	157,612
404,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	353,955
945,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(c) 144A	833,662
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(c) 144A	216,776
200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(c)(d) 144A	185,072
1,035,000	BNP Paribas SA, 3.13% (SOFR + 1.56%), due 01/20/33(c) 144A	850,091
280,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(c)(e) 144A	289,272
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	202,646
2,545,000	Boeing Co., 2.20%, due 02/04/26	2,336,893
362,000	Boeing Co., 3.20%, due 03/01/29	323,905
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
270,000	Boeing Co., 3.90%, due 05/01/49	206,633
325,000	Boeing Co., 3.95%, due 08/01/59(d)	240,331
1,070,000	Boeing Co., 5.04%, due 05/01/27	1,057,466
4,034,000	Boeing Co., 5.15%, due 05/01/30	3,997,696
470,000	Boeing Co., 5.81%, due 05/01/50(d)	468,683
598,000	Booking Holdings, Inc., 4.63%, due 04/13/30	583,115
645,000	BPCE SA, 4.50%, due 03/15/25 144A	619,316
282,000	Braskem Idesa SAPI, 6.99%, due 02/20/32(d) 144A	182,930
657,000	Braskem Netherlands Finance BV, 5.88%, due 01/31/50 144A	531,525
155,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39	141,464
136,962	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	121,834
146,276	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	133,691
136,014	British Airways Pass-Through Trust, 4.63%, due 12/20/25 144A	134,344
91,312	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	92,124
1,055,000	Brixmor Operating Partnership LP REIT, 2.50%, due 08/16/31	820,272
584,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	448,172
1,950,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	1,474,814
1,719,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,438,323
2,566,000	Broadcom, Inc., 4.11%, due 09/15/28	2,425,992
510,000	Broadcom, Inc., 4.75%, due 04/15/29	493,699
440,000	Broadcom, Inc., 4.93%, due 05/15/37 144A	398,449
1,521,000	Brookfield Finance, Inc., 2.72%, due 04/15/31(d)	1,247,125
212,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	170,029
482,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	419,973
42,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	39,313
305,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	303,359
450,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	393,030
357,000	Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	358,835
750,000	Calpine Corp., 3.75%, due 03/01/31 144A	608,304
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(f)	527,094
556,000	Cantor Fitzgerald LP, 4.88%, due 05/01/24 144A	544,113
2,095,000	Capital One Financial Corp., 3.30%, due 10/30/24	2,013,958
221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(c)	209,850
153,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	148,592
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	190,055
184,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	157,823
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	447,449
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	187,653
450,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	379,194
369,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	345,543
145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	102,791
360,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	326,413
163,000	Centene Corp., 2.45%, due 07/15/28	139,483
584,000	Centene Corp., 3.00%, due 10/15/30	487,206
279,000	Centene Corp., 3.38%, due 02/15/30	240,035
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	252,615
332,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	288,105
643,000	Charles Schwab Corp., 5.64% (SOFR + 2.21%), due 05/19/29(c)	643,014

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	125,000
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	796,982
540,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	353,850
1,022,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	958,542
1,929,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	1,457,014
325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	268,947
1,167,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	999,947
3,009,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,934,571
1,455,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	1,368,844
869,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	766,101
797,000	Cheniere Energy Partners LP, 4.50%, due 10/01/29	732,169
643,000	Chevron Corp., 2.00%, due 05/11/27	584,243
407,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	351,428
303,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	256,251
1,935,000	Cigna Group, 3.40%, due 03/01/27	1,824,009
525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(c)	428,901
1,103,000	Citigroup, Inc., 3.20%, due 10/21/26	1,033,211
4,776,000	Citigroup, Inc., 3.40%, due 05/01/26	4,544,642
625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(c)	580,976
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(c)	318,100
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(c)	1,744,802
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD Term SOFR + 1.45%), due 04/23/29(c)	1,319,215
258,000	Citigroup, Inc., 4.40%, due 06/10/25	250,733
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(c)	413,933
1,092,000	Citigroup, Inc., 4.60%, due 03/09/26	1,057,775
3,059,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(c)(d)(e)	2,635,023
639,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(c)	644,915
746,000	Citigroup, Inc., 6.25% (3 mo. USD Term SOFR + 4.78%)(c)(e)	735,951
1,095,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30(d)	895,936
247,000	CNA Financial Corp., 2.05%, due 08/15/30	197,789
230,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	226,059
890,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	843,001
111,000	CNX Resources Corp., 7.38%, due 01/15/31(d) 144A	108,126
18,000	Comcast Corp., 2.89%, due 11/01/51	12,078
429,000	Comcast Corp., 3.30%, due 04/01/27	405,937
1,307,000	Comcast Corp., 3.40%, due 04/01/30	1,201,706
5,000	Comcast Corp., 3.97%, due 11/01/47	4,147
5,000	Comcast Corp., 6.50%, due 11/15/35	5,609
1,090,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	982,231
969,000	CommonSpirit Health, 2.76%, due 10/01/24	933,043
357,000	CommonSpirit Health, 4.19%, due 10/01/49	289,984
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	293,114
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
250,000		Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	213,975
95,000		Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	77,271
350,000		Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	305,613
385,000		Constellation Brands, Inc., 2.25%, due 08/01/31	314,841
352,000		Continental Resources, Inc., 4.90%, due 06/01/44	273,850
419,000		Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	266,777
751,000		CoStar Group, Inc., 2.80%, due 07/15/30 144A	620,352
970,000		Cox Communications, Inc., 2.60%, due 06/15/31 144A	792,223
3,921,000		Cox Communications, Inc., 3.35%, due 09/15/26 144A	3,673,740
410,000		Credit Agricole SA, 2.81%, due 01/11/41 144A	271,301
1,069,000		Credit Agricole SA, 3.25%, due 01/14/30 144A	913,906
490,000		Credit Agricole SA, 7.88% (5 yr. USD Swap + 4.90%)(c)(e) 144A	485,891
861,000		Credit Suisse AG, 7.95%, due 01/09/25	878,904
328,000		Crown Castle, Inc. REIT, 3.80%, due 02/15/28	306,051
270,000		CSC Holdings LLC, 3.38%, due 02/15/31(d) 144A	183,022
347,000		CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25(d) 144A	332,749
102,000		CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	97,811
164,000		CVS Health Corp., 3.75%, due 04/01/30	150,530
635,000		CVS Health Corp., 4.78%, due 03/25/38	586,375
581,000		CVS Health Corp., 5.05%, due 03/25/48	535,947
130,000		CVS Health Corp., 5.13%, due 07/20/45	120,344
124,000		CVS Health Corp., 5.25%, due 01/30/31	123,650
343,000		CVS Health Corp., 5.30%, due 06/01/33	342,637
1,001,666		CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	964,110
524,851		CVS Pass-Through Trust, 6.94%, due 01/10/30	535,036
1,486,231		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,550,965
181,000		DAE Funding LLC, 2.63%, due 03/20/25 144A	170,407
445,000		Dana, Inc., 4.50%, due 02/15/32(d)	369,848
585,000		Danske Bank AS, 6.47% (1 yr. CMT + 2.10%), due 01/09/26(c) 144A	583,928
624,000		DaVita, Inc., 3.75%, due 02/15/31 144A	499,704
611,000		DaVita, Inc., 4.63%, due 06/01/30 144A	525,208
127,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	115,849
250,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26	248,339
496,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29	492,689
1,188,255		Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	1,047,135
538,000		Delta Air Lines, Inc., 4.38%, due 04/19/28(d)	506,171
741,525		Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	720,387
547,000		Deutsche Bank AG, 2.31% (SOFR + 1.22%), due 11/16/27(c)	470,453
753,000		Deutsche Bank AG, 3.74% (6 mo. USD SOFR + 2.26%), due 01/07/33(c)	552,729
427,000		Diamondback Energy, Inc., 3.13%, due 03/24/31(d)	365,962
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	813,149
373,000		Digital Realty Trust LP REIT, 3.60%, due 07/01/29(d)	331,718
1,121,000		Digital Realty Trust LP REIT, 3.70%, due 08/15/27	1,031,076
208,000		Discover Financial Services, 4.10%, due 02/09/27	193,139
180,000		Dominion Energy, Inc., 2.85%, due 08/15/26	166,415
391,000		Dominion Energy, Inc., 3.38%, due 04/01/30	350,125
278,000	EUR	DP World Ltd., 2.38%, due 09/25/26 144A	286,564
355,000		DPL, Inc., 4.13%, due 07/01/25(d)	338,478
850,000		DTE Electric Co., 2.25%, due 03/01/30	726,654

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,410,898	DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	1,332,318
2,290,000	DTE Energy Co., 1.05%, due 06/01/25	2,098,443
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	336,070
145,000	Duke Energy Corp., 2.45%, due 06/01/30	121,911
435,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	325,654
220,000	Duke Energy Ohio, Inc., 5.25%, due 04/01/33	221,744
200,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	156,108
797,000	eBay, Inc., 2.70%, due 03/11/30	685,027
428,000	Ecopetrol SA, 6.88%, due 04/29/30	390,769
790,000	Ecopetrol SA, 8.63%, due 01/19/29(g)	792,804
207,000	Edgewell Personal Care Co., 4.13%, due 04/01/29 144A	180,840
212,000	Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	200,616
575,000	Edison International, 5.25%, due 11/15/28	559,977
546,000	EIG Pearl Holdings Sarl, 3.55%, due 08/31/36 144A	466,822
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32(d)	218,104
409,000	Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(c)(e) 144A	420,444
300,000	Elevance Health, Inc., 3.60%, due 03/15/51	229,771
15,000	Elevance Health, Inc., 5.10%, due 01/15/44	14,268
47,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	46,330
250,000	Embraer Overseas Ltd., 5.70%, due 09/16/23 144A	249,538
708,000	Emera U.S. Finance LP, 3.55%, due 06/15/26	669,885
496,000	Emerald Debt Merger Sub LLC, 6.63%, due 12/15/30 144A	492,280
577,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(c)	514,595
740,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(c)	669,178
572,000	Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(c)	527,315
166,000	Encompass Health Corp., 4.63%, due 04/01/31(d)	147,368
380,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	372,054
385,000	Energean Israel Finance Ltd., 4.50%, due 03/30/24(h) 144A	381,283
550,000	Energean Israel Finance Ltd., 4.88%, due 03/30/26(h) 144A	511,874
268,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(h) 144A	242,342
245,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(h) 144A	214,648
382,000	Energy Transfer LP, 4.20%, due 04/15/27	364,992
720,000	Energy Transfer LP, 5.15%, due 03/15/45	621,880
580,000	Energy Transfer LP, 5.25%, due 04/15/29	566,606
150,000	Energy Transfer LP, 5.30%, due 04/01/44	130,237
590,000	Energy Transfer LP, 5.30%, due 04/15/47	513,976
847,000	Energy Transfer LP, 5.40%, due 10/01/47	747,737
1,772,000	Energy Transfer LP, 5.50%, due 06/01/27	1,763,570
720,000	Energy Transfer LP, 6.25%, due 04/15/49	703,979
1,047,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(c)(e)	953,629
603,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(c)(e)	512,804
327,000	Enova International, Inc., 8.50%, due 09/15/25 144A	318,796
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,338,147
1,189,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(c)	1,042,703
100,000	EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	101,054
66,000	EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	66,850
375,000	Equifax, Inc., 5.10%, due 12/15/27	371,121
925,000	Essex Portfolio LP REIT, 1.70%, due 03/01/28	781,182
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,271,001
2,050,000	Eversource Energy, 2.90%, due 03/01/27	1,890,134
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,231,642
285,000	Exelon Corp., 4.70%, due 04/15/50	252,263
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,370,802
345,000	Expedia Group, Inc., 2.95%, due 03/15/31(d)	291,091
669,000	Expedia Group, Inc., 4.63%, due 08/01/27	648,939
173,000	Extra Space Storage LP REIT, 5.70%, due 04/01/28	172,988
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	966,729
600,000	Falabella SA, 4.38%, due 01/27/25 144A	583,368
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,066,533
2,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	2,043,093
319,000	Fifth Third Bancorp, 8.57% (3 mo. USD LIBOR + 3.03%)(c)(d)(e)	287,131
601,000	First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	587,186
260,000	First Quantum Minerals Ltd., 7.50%, due 04/01/25 144A	260,042
274,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	281,160
274,000	FirstEnergy Corp., 2.65%, due 03/01/30	231,330
157,000	FirstEnergy Corp., 3.40%, due 03/01/50	108,396
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	1,991,479
350,000	Flowserve Corp., 3.50%, due 10/01/30	298,981
910,000	FMC Corp., 5.15%, due 05/18/26	895,778
266,000	Ford Motor Co., 3.25%, due 02/12/32	209,503
310,000	Ford Motor Co., 4.75%, due 01/15/43	238,658
313,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	267,766
766,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	700,158
920,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	854,104
1,167,000	Ford Motor Credit Co. LLC, 6.80%, due 05/12/28	1,169,336
529,000	Foundry JV Holdco LLC, 5.88%, due 01/25/34 144A	527,524
623,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	574,678
474,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	447,053
754,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	704,081
1,036,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	786,658
213,000	Full House Resorts, Inc., 8.25%, due 02/15/28 144A	199,555
1,913,000	GA Global Funding Trust, 3.85%, due 04/11/25 144A	1,822,935
165,000	Gap, Inc., 3.63%, due 10/01/29 144A	116,762
260,000	Gap, Inc., 3.88%, due 10/01/31 144A	178,326
613,000	Gartner, Inc., 4.50%, due 07/01/28 144A	573,223
458,000	GCI LLC, 4.75%, due 10/15/28 144A	391,031
570,000	General Motors Co., 5.00%, due 04/01/35	517,108
756,000	General Motors Co., 5.40%, due 10/15/29(d)	737,706
283,000	General Motors Co., 5.40%, due 04/01/48	243,437
610,000	General Motors Co., 6.25%, due 10/02/43	597,218
2,916,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,470,959
1,060,000	General Motors Financial Co., Inc., 2.70%, due 06/10/31	846,140
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	574,391
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32(d)	400,611
1,619,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,400,241
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	885,651
320,000	Georgia Power Co., 4.95%, due 05/17/33	316,037

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
427,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	348,499
465,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	370,611
299,000	GLP Capital LP/GLP Financing II, Inc. REIT, 3.25%, due 01/15/32	241,722
271,000	GLP Capital LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/30	235,108
1,259,000	GLP Capital LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/31	1,089,615
709,000	GLP Capital LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	694,688
1,350,000	Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), due 02/12/26(c)(d)	1,244,796
1,175,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(c)	1,050,453
1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(c)	967,504
1,260,000	Goldman Sachs Group, Inc., 2.38% (SOFR + 1.25%), due 07/21/32(c)	1,009,769
1,875,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(c)	1,538,248
726,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(c)	592,022
920,000	Goldman Sachs Group, Inc., 3.10% (SOFR + 1.41%), due 02/24/33(c)(d)	777,589
1,200,000	Goldman Sachs Group, Inc., 3.27% (3 mo. USD Term SOFR + 1.46%), due 09/29/25(c)(d)	1,159,941
371,000	Goldman Sachs Group, Inc., 3.50%, due 01/23/25	358,158
215,000	Goldman Sachs Group, Inc., 3.75%, due 02/25/26	206,479
2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30(d)	2,158,078
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(c)	989,510
455,000	Goldman Sachs Group, Inc., 3.85%, due 01/26/27	432,887
367,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	321,417
365,000	Graphic Packaging International LLC, 4.13%, due 08/15/24	357,273
200,000	Greensaif Pipelines Bidco Sarl, 6.13%, due 02/23/38 144A	204,568
225,000	Greensaif Pipelines Bidco Sarl, 6.51%, due 02/23/42 144A	234,159
170,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	149,857
500,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	433,440
410,000	HCA, Inc., 4.38%, due 03/15/42 144A	339,998
432,000	HCA, Inc., 5.25%, due 06/15/26	427,430
220,000	HCA, Inc., 5.38%, due 02/01/25	218,189
275,000	HCA, Inc., (MTN), 7.75%, due 07/15/36	305,548
646,000	Healthpeak OP LLC REIT, 3.25%, due 07/15/26	602,149
190,000	Hershey Co., 4.50%, due 05/04/33	188,788
119,000	Hess Midstream Operations LP, 4.25%, due 02/15/30 144A	103,945
53,000	Hess Midstream Operations LP, 5.50%, due 10/15/30 144A	49,087
290,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	264,367
380,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	339,292
307,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, due 07/01/31 144A	257,879
392,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, due 06/01/29 144A	348,253
1,027,000	Home Depot, Inc., 3.30%, due 04/15/40	834,782
588,000	Home Depot, Inc., 3.63%, due 04/15/52	469,333
747,000	Host Hotels & Resorts LP REIT, 3.38%, due 12/15/29	639,029
440,000	Host Hotels & Resorts LP REIT, 3.50%, due 09/15/30	373,295
1,818,000	HSBC Holdings PLC, 7.39% (SOFR + 3.35%), due 11/03/28(c)	1,920,391
89,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	82,961
458,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	424,988
390,000	Huntsman International LLC, 2.95%, due 06/15/31	311,665
870,000	Huntsman International LLC, 4.50%, due 05/01/29	796,366
318,000	Hyatt Hotels Corp., 5.75%, due 04/23/30	318,430
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
295,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	258,316
20,000	IHS Markit Ltd., 4.75%, due 08/01/28	19,435
240,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43(d) 144A	203,004
120,000	Intel Corp., 5.63%, due 02/10/43	121,947
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	153,988
136,000	Iron Mountain Information Management Services, Inc. REIT, 5.00%, due 07/15/32 144A	117,603
270,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/29(d) 144A	241,930
291,000	Iron Mountain, Inc. REIT, 5.25%, due 07/15/30 144A	262,479
165,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	147,832
1,050,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, due 02/02/29 144A	893,025
447,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.63%, due 01/15/32 144A	363,098
125,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31 144A	102,712
282,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.13%, due 02/01/28 144A	271,007
775,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33(d) 144A	729,122
417,380	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	355,870
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(c)	1,716,764
929,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(c)	786,298
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(c)	631,540
990,000	JPMorgan Chase & Co., 2.96% (3 mo. USD Term SOFR + 2.52%), due 05/13/31(c)	849,344
815,000	JPMorgan Chase & Co., 2.96% (SOFR + 1.26%), due 01/25/33(c)	686,838
3,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(c)	3,633,533
665,000	JPMorgan Chase & Co., 3.96% (3 mo. USD Term SOFR + 1.64%), due 11/15/48(c)	547,578
1,678,000	JPMorgan Chase & Co., 4.00% (3 mo. USD Term SOFR + 2.75%)(c)(e)	1,536,813
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(c)	909,494
3,600,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(c)	3,424,541
1,207,000	JPMorgan Chase & Co., 4.49% (3 mo. USD Term SOFR + 3.79%), due 03/24/31(c)	1,160,847
701,000	JPMorgan Chase & Co., 4.60% (3 mo. USD Term SOFR + 3.13%)(c)(e)	655,435
440,000	JPMorgan Chase & Co., 5.00% (3 mo. USD Term SOFR + 3.38%)(c)(e)	430,100
648,000	JPMorgan Chase & Co., 6.75% (3 mo. USD Term SOFR + 4.04%)(c)(e)	650,090
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	573,690
80,000	KB Home, 4.00%, due 06/15/31	69,071
101,000	KB Home, 7.25%, due 07/15/30	102,399
308,000	Kinder Morgan Energy Partners LP, 7.75%, due 03/15/32	345,704
720,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	500,080
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(d) 144A	1,179,569
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	177,176
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	181,837
1,854,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	1,576,902
298,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49(d)	272,138
314,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	294,023
397,000	Lam Research Corp., 2.88%, due 06/15/50	277,702
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	129,737
485,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	433,675
590,000	Lazard Group LLC, 4.38%, due 03/11/29(d)	548,239

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86% (3 mo. USD LIBOR + 0.84%)(c)(e)(i)(j)(k)	—
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(i)(j)(k)	—
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(i)(j)(k)	—
661,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(h) 144A	634,560
99,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(h) 144A	92,473
450,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	329,743
429,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(c) 144A	337,943
3,324,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,137,772
2,434,000	Lincoln National Corp., 3.40%, due 01/15/31(d)	2,056,403
169,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	147,025
169,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	146,032
84,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	78,546
185,000	LKQ Corp., 5.75%, due 06/15/28 144A	184,506
1,500,000	Lloyds Banking Group PLC, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(c)	1,413,034
1,515,000	Lloyds Banking Group PLC, 4.45%, due 05/08/25	1,468,616
541,000	Lloyds Banking Group PLC, 7.50% (5 yr. USD Swap + 4.76%)(c)(e)	517,277
386,000	Lowe's Cos., Inc., 3.70%, due 04/15/46	294,086
1,253,000	Lowe's Cos., Inc., 5.63%, due 04/15/53(d)	1,253,249
284,000	LSC Communications, Inc., 8.75%, due 10/15/23(i)(j)(k)	324
970,000	Lubrizol Corp., 6.50%, due 10/01/34(d)	1,133,544
150,000	LYB International Finance BV, 4.88%, due 03/15/44	131,981
830,000	LYB International Finance III LLC, 4.20%, due 05/01/50	633,836
228,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(c)(e)	180,828
410,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	345,293
526,000	Macquarie Bank Ltd., 4.88%, due 06/10/25 144A	509,616
1,243,000	Macquarie Group Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(c) 144A	1,107,018
199,000	Macy's Retail Holdings LLC, 5.88%, due 04/01/29(d) 144A	181,806
171,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30 144A	152,564
314,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32(d) 144A	275,122
75,000	Magellan Midstream Partners LP, 4.25%, due 09/15/46	55,471
215,000	Magellan Midstream Partners LP, 5.15%, due 10/15/43	182,784
1,255,000	Manulife Financial Corp., 3.70%, due 03/16/32(d)	1,141,772
560,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	401,301
588,000	Marriott International, Inc., 4.63%, due 06/15/30	563,433
960,000	Marriott International, Inc., 5.00%, due 10/15/27	953,033
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	338,327
923,000	Marvell Technology, Inc., 2.45%, due 04/15/28	806,507
175,000	Masonite International Corp., 3.50%, due 02/15/30 144A	147,414
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(f)	429,573
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	901,137
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,648,916
294,000	MasTec, Inc., 4.50%, due 08/15/28(d) 144A	271,409
162,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	133,310
242,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	207,491
245,000	Mauser Packaging Solutions Holding Co., 7.88%, due 08/15/26 144A	243,674
396,710	MC Brazil Downstream Trading Sarl, 7.25%, due 06/30/31 144A	268,331
1,200,000	McDonald's Corp., (MTN), 4.20%, due 04/01/50	1,039,618
252,000	MDC Holdings, Inc., 2.50%, due 01/15/31	198,252
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
261,000	Meta Platforms, Inc., 4.80%, due 05/15/30	261,352
605,000	MetLife, Inc., 6.40%, due 12/15/66	604,583
4,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	4,360,642
445,000	Mexico City Airport Trust, 5.50%, due 07/31/47(d) 144A	389,295
788,000	MGM Resorts International, 4.75%, due 10/15/28	716,295
526,000	Michaels Cos., Inc., 5.25%, due 05/01/28(d) 144A	425,518
494,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	333,450
1,625,000	Micron Technology, Inc., 4.19%, due 02/15/27	1,557,709
1,521,000	Micron Technology, Inc., 5.33%, due 02/06/29	1,498,369
285,000	MidAmerican Energy Co., 4.25%, due 07/15/49	242,793
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	780,744
467,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	412,804
315,900	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	283,495
380,000	Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	363,261
1,250,000	Moody's Corp., 3.25%, due 05/20/50	896,947
940,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(c)	713,619
2,133,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(c)	1,774,116
1,185,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(c)	1,094,338
1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(c)	1,198,954
762,000	Morgan Stanley, 5.16% (6 mo. USD SOFR + 1.59%), due 04/20/29(c)	753,265
520,000	Morgan Stanley, 6.34% (SOFR + 2.56%), due 10/18/33(c)	553,415
2,513,000	Morgan Stanley, (MTN), 2.24% (SOFR + 1.18%), due 07/21/32(c)(d)	1,998,329
1,755,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(c)	1,493,348
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,218,980
2,461,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(c)	2,218,866
910,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(c)	850,258
129,000	Morgan Stanley, (MTN), 4.43% (3 mo. USD Term SOFR + 1.89%), due 01/23/30(c)	122,839
999,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	807,611
794,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	650,967
257,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	248,979
495,000	MPLX LP, 4.00%, due 03/15/28	466,837
117,000	MPLX LP, 4.13%, due 03/01/27	112,021
377,000	MPLX LP, 4.25%, due 12/01/27	358,285
370,000	MPLX LP, 4.50%, due 04/15/38	318,869
530,000	MPLX LP, 4.70%, due 04/15/48	435,743
370,000	MPLX LP, 4.95%, due 09/01/32	353,571
337,000	MPLX LP, 5.00%, due 03/01/33	322,939
105,000	MPLX LP, 5.20%, due 03/01/47	92,232
255,000	MPT Operating Partnership LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	175,957
410,000	MPT Operating Partnership LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27(d)	345,338
678,000	MSCI, Inc., 3.63%, due 11/01/31(d) 144A	579,475
215,000	MTN Mauritius Investments Ltd., 4.76%, due 11/11/24 144A	209,840
695,000	Mylan, Inc., 5.40%, due 11/29/43	582,756
1,721,000	National Grid PLC, 5.81%, due 06/12/33	1,752,449
2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,423,874
159,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30(d) 144A	129,124
218,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	191,245
92,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	85,696

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
335,000	NatWest Group PLC, 3.75% (5 yr. CMT + 2.10%), due 11/01/29(c)	314,612
210,000	NatWest Group PLC, 5.08% (3 mo. USD LIBOR + 1.91%), due 01/27/30(c)	200,517
590,000	NatWest Group PLC, 6.00% (5 yr. CMT + 5.63%)(c)(d)(e)	547,225
904,000	NatWest Markets PLC, 1.60%, due 09/29/26 144A	793,350
449,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29 144A	411,470
986,000	Netflix, Inc., 4.88%, due 04/15/28	976,070
89,000	Netflix, Inc., 5.38%, due 11/15/29 144A	89,415
787,000	Netflix, Inc., 5.88%, due 11/15/28	814,783
435,000	Newmont Corp., 2.25%, due 10/01/30	356,672
285,000	Newmont Corp., 2.80%, due 10/01/29	245,295
150,000	Newmont Corp., 5.45%, due 06/09/44	148,085
308,000	News Corp., 3.88%, due 05/15/29 144A	270,666
721,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30(d)	600,478
240,000	NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	241,009
422,000	NextEra Energy Operating Partners LP, 3.88%, due 10/15/26 144A	392,555
115,000	NextEra Energy Operating Partners LP, 4.50%, due 09/15/27 144A	106,939
505,000	Nippon Life Insurance Co., 2.75% (5 yr. CMT + 2.65%), due 01/21/51(c) 144A	416,205
145,000	NiSource, Inc., 1.70%, due 02/15/31	113,469
391,000	NiSource, Inc., 3.60%, due 05/01/30	352,574
122,000	NiSource, Inc., 5.25%, due 03/30/28	122,023
668,000	Nissan Motor Acceptance Co. LLC, 1.85%, due 09/16/26 144A	567,084
305,000	Nissan Motor Acceptance Co. LLC, 2.00%, due 03/09/26 144A	267,027
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	158,863
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	898,665
195,000	Northern States Power Co., 3.60%, due 09/15/47	153,653
1,242,000	Northrop Grumman Corp., 5.25%, due 05/01/50	1,263,808
330,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	322,700
771,000	Novelis Corp., 4.75%, due 01/30/30 144A	685,929
651,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	549,159
80,000	NRG Energy, Inc., 3.38%, due 02/15/29 144A	65,505
264,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	206,333
929,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	716,873
412,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	364,543
140,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	125,318
640,000	NRG Energy, Inc., 5.75%, due 01/15/28(d)	607,098
532,000	NRG Energy, Inc., 7.00%, due 03/15/33 144A	537,123
406,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(c)(e) 144A	383,258
250,000	NSTAR Electric Co., 3.10%, due 06/01/51(d)	175,799
355,000	Nutrien Ltd., 4.90%, due 06/01/43	318,921
2,786,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,641,702
885,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26	850,499
3,517,000	Occidental Petroleum Corp., 6.43%, due 10/10/36(l)	1,872,764
506,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	520,026
265,000	Occidental Petroleum Corp., 6.60%, due 03/15/46(d)	273,215
684,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	711,360
336,000	OCI NV, 6.70%, due 03/16/33(d) 144A	328,678
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	108,847
62,000	OneMain Finance Corp., 6.63%, due 01/15/28(d)	58,545
159,000	OneMain Finance Corp., 6.88%, due 03/15/25	157,576
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	OneMain Finance Corp., 8.25%, due 10/01/23(d)	200,930
213,000	OneMain Finance Corp., 9.00%, due 01/15/29	214,992
655,000	ONEOK, Inc., 3.10%, due 03/15/30	563,018
390,000	ONEOK, Inc., 4.45%, due 09/01/49	296,071
585,000	ONEOK, Inc., 4.95%, due 07/13/47	483,151
1,600,000	Oracle Corp., 1.65%, due 03/25/26	1,452,596
1,001,000	Oracle Corp., 2.95%, due 04/01/30	874,293
1,456,000	Oracle Corp., 3.95%, due 03/25/51	1,101,738
749,000	Oracle Corp., 4.30%, due 07/08/34	680,505
425,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, due 04/30/28 144A	377,658
307,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 04/30/31 144A	253,694
298,000	Oriflame Investment Holding PLC, 5.13%, due 05/04/26 144A	139,905
580,000	Ovintiv, Inc., 5.65%, due 05/15/25	575,658
191,000	Ovintiv, Inc., 5.65%, due 05/15/28(d)	187,359
192,000	Ovintiv, Inc., 6.25%, due 07/15/33(d)	189,499
83,000	Ovintiv, Inc., 7.20%, due 11/01/31	87,317
82,000	Owens Corning, 3.88%, due 06/01/30	74,995
621,000	Owens Corning, 3.95%, due 08/15/29	577,706
605,000	Owens Corning, 4.30%, due 07/15/47	496,000
160,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27(d) 144A	158,631
170,000	Owens-Brockway Glass Container, Inc., 7.25%, due 05/15/31(d) 144A	172,338
490,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50(d)	385,499
265,000	PacifiCorp, 2.70%, due 09/15/30	220,909
265,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/28 144A	229,760
583,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/27(d) 144A	516,241
267,000	Parkland Corp., 4.50%, due 10/01/29 144A	231,888
260,000	Parkland Corp., 4.63%, due 05/01/30 144A	225,690
415,000	PECO Energy Co., 3.05%, due 03/15/51	287,558
205,000	PECO Energy Co., 3.70%, due 09/15/47	162,684
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	527,170
32,000	Petroleos Mexicanos, 6.35%, due 02/12/48	19,385
875,000	Petroleos Mexicanos, 6.50%, due 03/13/27	779,167
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	162,160
488,000	Petroleos Mexicanos, 6.75%, due 09/21/47	306,890
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	355,206
293,000	Petroleos Mexicanos, 8.75%, due 06/02/29	265,368
2,138,009	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	2,027,203
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	787,968
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,109,958
797,000	Phillips 66 Co., 3.61%, due 02/15/25	769,433
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	131,496
665,000	Pilgrim's Pride Corp., 5.88%, due 09/30/27 144A	657,766
544,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	527,594
960,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, due 12/15/29(d)	846,730
73,000	PNC Financial Services Group, Inc., 3.15%, due 05/19/27	67,480
922,000	PNC Financial Services Group, Inc., 3.40% (5 yr. CMT + 2.60%)(c)(e)	682,280
2,724,000	PNC Financial Services Group, Inc., 5.35% (SOFR + 1.62%), due 12/02/28(c)(d)	2,695,950

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,008,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), due 06/12/29(c)	2,000,003
474,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(c)(d)(e)	426,719
427,000	PNC Financial Services Group, Inc., 8.54% (3 mo. USD LIBOR + 3.04%)(c)(e)	424,420
869,000	PNC Financial Services Group, Inc., 8.98% (3 mo. USD LIBOR + 3.68%)(c)(d)(e)	870,932
464,000	Popular, Inc., 7.25%, due 03/13/28	464,000
71,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	62,690
206,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	193,279
130,000	Providence St Joseph Health Obligated Group, 2.75%, due 10/01/26(d)	118,887
233,000	Prudential Financial, Inc., 5.13% (5 yr. CMT + 3.16%), due 03/01/52(c)	210,995
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	130,836
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	416,280
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	285,488
2,250,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24(d)	2,185,448
515,000	Public Storage REIT, 2.25%, due 11/09/31	421,234
379,000	Puget Energy, Inc., 2.38%, due 06/15/28	327,194
275,000	QatarEnergy, 2.25%, due 07/12/31 144A	230,988
372,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	300,409
2,311,000	Raytheon Technologies Corp., 1.90%, due 09/01/31	1,846,567
120,000	Realty Income Corp. REIT, 2.85%, due 12/15/32(d)	97,777
350,000	Realty Income Corp. REIT, 3.25%, due 01/15/31(d)	306,340
395,000	Regal Rexnord Corp., 6.05%, due 02/15/26 144A	395,728
342,000	Regal Rexnord Corp., 6.40%, due 04/15/33 144A	341,943
450,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(d) 144A	371,686
436,000	RHP Hotel Properties LP/RHP Finance Corp. REIT, 4.50%, due 02/15/29 144A	386,252
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	349,377
287,000	Royalty Pharma PLC, 1.75%, due 09/02/27	246,272
415,000	RPM International, Inc., 2.95%, due 01/15/32	329,114
2,404,000	Ryder System, Inc., (MTN), 5.25%, due 06/01/28	2,375,464
338,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	320,542
832,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	791,698
301,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	296,457
403,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	406,458
327,000	Sabre Global, Inc., 7.38%, due 09/01/25 144A	290,639
635,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	626,840
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	242,417
586,000	Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), due 01/06/28(c)	506,655
1,289,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	1,161,721
1,133,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	1,068,952
259,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	243,486
347,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	273,567
415,000	Sasol Financing USA LLC, 5.88%, due 03/27/24	410,011
200,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(d)	179,023
140,000	SBA Tower Trust REIT, 2.84%, due 01/15/50 144A	132,993
236,000	SBA Tower Trust REIT, 6.60%, due 01/15/28 144A	240,285
531,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	411,651
2,216,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	2,089,454
496,000	Sempra Energy, 5.50%, due 08/01/33	493,093
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	158,432
850,000	Simon Property Group LP REIT, 6.75%, due 02/01/40	926,106
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
424,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	368,856
733,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	680,810
270,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	230,003
1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(c) 144A	988,625
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(c) 144A	1,210,285
634,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(c)(e) 144A	472,000
810,000	Societe Generale SA, 6.10% (SOFR + 1.05%), due 01/21/26(c) 144A	802,563
361,000	Societe Generale SA, 6.22% (1 yr. CMT + 3.20%), due 06/15/33(c)(d) 144A	336,376
1,034,000	Societe Generale SA, 6.45% (1 yr. CMT + 2.55%), due 01/10/29(c) 144A	1,036,611
250,000	Sotheby's, 7.38%, due 10/15/27(d) 144A	225,233
570,000	Southern California Edison Co., 3.45%, due 02/01/52	408,700
335,000	Southern California Edison Co., 4.00%, due 04/01/47	266,481
1,718,000	Southern Co., 3.25%, due 07/01/26	1,616,923
1,941,000	Southern Co., 4.85%, due 06/15/28	1,903,530
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,249,555
755,000	Southwest Airlines Co., 2.63%, due 02/10/30(d)	642,465
344,000	Southwestern Energy Co., 4.75%, due 02/01/32	303,670
1,701,000	Spirit Realty LP REIT, 2.10%, due 03/15/28	1,427,580
555,000	Sprint LLC, 7.13%, due 06/15/24	560,463
231,000	Stagwell Global LLC, 5.63%, due 08/15/29 144A	197,941
158,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	127,371
680,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	589,558
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	23,306
20,000	Standard Industries, Inc., 5.00%, due 02/15/27 144A	19,080
175,000	Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	150,813
200,000	State Grid Overseas Investment BVI Ltd., 3.50%, due 05/04/27 144A	191,383
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(c)	293,728
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30(d)	818,471
3,545,000	Stellantis Finance U.S., Inc., 1.71%, due 01/29/27 144A	3,108,165
605,000	Stellantis Finance U.S., Inc., 2.69%, due 09/15/31 144A	483,741
117,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 05/15/29	103,934
419,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	366,806
375,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	330,840
900,000	Targa Resources Corp., 4.95%, due 04/15/52	744,731
597,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	516,877
140,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	129,388
210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	206,450
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	149,010
1,101,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	911,789
38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	42,055
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31(d)	940,417
213,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	131,640
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	63,235
70,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	59,231
681,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	615,589
2,669,000	T-Mobile USA, Inc., 3.50%, due 04/15/25	2,567,454
1,475,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,359,752

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,065,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	914,482
627,000	T-Mobile USA, Inc., 5.75%, due 01/15/54	648,096
1,595,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28(d)	1,499,518
1,925,000	Toronto-Dominion Bank, 1.95%, due 01/12/27(d)	1,730,998
411,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28 144A	239,177
728,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25(d) 144A	517,515
1,903,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	1,831,723
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	108,330
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	425,692
340,000	TransDigm, Inc., 5.50%, due 11/15/27	321,082
225,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	190,609
220,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	191,503
755,000	Truist Financial Corp., (MTN), 5.87% (6 mo. USD SOFR + 2.36%), due 06/08/34(c)	755,654
1,033,061	U.S. Airways Pass-Through Trust, 4.63%, due 12/03/26	969,292
91,864	U.S. Airways Pass-Through Trust, 5.90%, due 04/01/26	91,141
218,579	U.S. Airways Pass-Through Trust, 7.13%, due 04/22/25	218,281
1,931,000	U.S. Bancorp, 5.73% (SOFR + 1.43%), due 10/21/26(c)	1,930,708
938,000	U.S. Bancorp, 5.84% (6 mo. USD SOFR + 2.26%), due 06/12/34(c)(d)	945,218
688,000	Uber Technologies, Inc., 4.50%, due 08/15/29(d) 144A	634,524
490,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	501,781
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(c) 144A	657,530
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(c) 144A	284,272
2,497,000	UBS Group AG, 4.13%, due 04/15/26(d) 144A	2,382,928
609,710	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	527,739
494,572	United Airlines Pass-Through Trust, 3.65%, due 07/07/27	455,808
645,036	United Airlines Pass-Through Trust, 3.75%, due 03/03/28	606,394
1,994,985	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,878,389
499,442	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	445,716
239,885	United Airlines Pass-Through Trust, 4.60%, due 09/01/27	225,255
322,635	United Airlines Pass-Through Trust, 4.88%, due 07/15/27	308,238
613,000	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	623,958
1,636,442	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	1,624,413
622,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	591,526
203,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	185,150
175,000	United Rentals North America, Inc., 3.75%, due 01/15/32	148,411
321,000	United Rentals North America, Inc., 3.88%, due 11/15/27	300,057
167,000	United Rentals North America, Inc., 3.88%, due 02/15/31	144,739
575,000	United Rentals North America, Inc., 4.88%, due 01/15/28	547,705
465,000	United Rentals North America, Inc., 5.25%, due 01/15/30(d)	444,296
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	684,848
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51(d)	115,785
120,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	113,948
1,213,000	UnitedHealth Group, Inc., 5.05%, due 04/15/53	1,206,579
553,000	Universal Health Services, Inc., 1.65%, due 09/01/26	483,725
550,000	Universal Health Services, Inc., 2.65%, due 10/15/30	449,614
120,000	University of Chicago, 2.76%, due 04/01/45	89,783
350,000	University of Southern California, 2.95%, due 10/01/51	249,349
513,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	417,541
354,000	Var Energi ASA, 7.50%, due 01/15/28 144A	364,472
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
797,000	Var Energi ASA, 8.00%, due 11/15/32 144A	845,207
225,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	224,270
705,000	Vector Group Ltd., 5.75%, due 02/01/29 144A	614,232
203,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	177,526
313,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	269,611
365,000	VeriSign, Inc., 2.70%, due 06/15/31	304,022
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	647,035
145,000	Verizon Communications, Inc., 1.68%, due 10/30/30	114,572
1,300,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,085,797
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	377,067
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,212,403
240,000	Viatris, Inc., 2.30%, due 06/22/27	209,814
497,000	Viatris, Inc., 2.70%, due 06/22/30	402,451
515,000	Viatris, Inc., 3.85%, due 06/22/40	356,309
631,000	Viatris, Inc., 4.00%, due 06/22/50	417,845
136,000	VICI Properties LP REIT, 5.13%, due 05/15/32	127,378
375,000	VICI Properties LP/VICI Note Co., Inc. REIT, 3.88%, due 02/15/29 144A	329,424
289,000	VICI Properties LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	254,704
610,000	VICI Properties LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	554,350
1,850,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,763,777
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	444,391
1,041,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	954,017
1,101,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	976,701
370,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	346,659
321,000	Vodafone Group PLC, 5.63%, due 02/10/53	314,908
532,000	Vodafone Group PLC, 7.00% (5 yr. USD Swap + 4.87%), due 04/04/79(c)	546,460
102,000	Volcan Cia Minera SAA, 4.38%, due 02/11/26 144A	75,941
340,000	WakeMed, 3.29%, due 10/01/52	239,245
474,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32	420,598
576,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42	485,810
2,787,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	2,271,156
1,637,000	Waste Management, Inc., 4.15%, due 04/15/32	1,561,181
1,557,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(c)(e)	1,529,594
1,592,000	Wells Fargo & Co. (MTN), 2.39% (SOFR + 2.10%), due 06/02/28(c)	1,419,802
1,871,000	Wells Fargo & Co. (MTN), 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(c)(d)	1,585,265
1,177,000	Wells Fargo & Co. (MTN), 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(c)	1,017,543
1,517,000	Wells Fargo & Co. (MTN), 3.35% (SOFR + 1.50%), due 03/02/33(c)	1,298,921
3,670,000	Wells Fargo & Co. (MTN), 4.81% (SOFR + 1.98%), due 07/25/28(c)	3,590,335
514,000	Western Midstream Operating LP, 4.30%, due 02/01/30	461,957
128,000	Western Midstream Operating LP, 6.15%, due 04/01/33	129,187
350,000	William Carter Co., 5.63%, due 03/15/27 144A	339,934
597,000	Williams Cos., Inc., 3.75%, due 06/15/27	563,746
526,000	Williams Cos., Inc., 4.65%, due 08/15/32	498,444
530,000	Williams Cos., Inc., 5.40%, due 03/02/26	528,820
460,000	WMG Acquisition Corp., 3.88%, due 07/15/30(d) 144A	397,216
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29(d) 144A	239,181
1,288,000	Workday, Inc., 3.50%, due 04/01/27	1,221,481
665,000	WP Carey, Inc. REIT, 2.25%, due 04/01/33	499,913
190,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	173,679

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
138,000	XHR LP REIT, 4.88%, due 06/01/29(d) 144A	118,459
50,000	XPO, Inc., 7.13%, due 06/01/31(d) 144A	50,441
610,000	Yale University, 2.40%, due 04/15/50(d)	403,431
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31(d)	834,242
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,160,055
319,000	Yum! Brands, Inc., 3.63%, due 03/15/31	275,884
213,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	199,663
		552,886,805
	Mortgage Backed Securities - Private Issuers — 8.0%
153,602	Angel Oak Mortgage Trust CMO, Series 2020-R1, Class A1, 0.99%, due 04/25/53(b) 144A	138,319
235,128	Angel Oak Mortgage Trust CMO, Series 2021-2, Class A1, 0.99%, due 04/25/66(b) 144A	192,559
461,284	Angel Oak Mortgage Trust CMO, Series 2021-4, Class A1, 1.04%, due 01/20/65(b) 144A	367,945
451,551	Angel Oak Mortgage Trust CMO, Series 2021-5, Class A1, 0.95%, due 07/25/66(b) 144A	368,720
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,521,466
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,023,142
270,486	Arroyo Mortgage Trust CMO, Series 2021-1R, Class A1, 1.18%, due 10/25/48(b) 144A	217,147
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(b) 144A	117,315
1,004,069	BANK, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	859,301
2,050,000	BANK, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,757,091
1,806,000	BANK, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,586,027
1,800,000	BANK, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,478,297
869,000	BANK, Series 2020-BN30, Class A4, 1.93%, due 12/15/53	670,957
3,000,000	BANK, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,486,811
2,300,000	BANK, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,826,329
7,470,000	Bank5, Series 2023-5YR2, Class A3, 6.66%, due 06/15/28(g)	7,705,187
100,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	95,834
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 6.07% (1 mo. USD LIBOR + 0.87%), due 03/15/37(c) 144A	2,709,169
60,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	55,501
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,655,408
270,000	BBCMS Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35(b) 144A	221,530
134,851	Bellemeade RE Ltd. CMO, Series 2021-2A, Class M1A, 6.27% (30 day USD SOFR Average + 1.20%), due 06/25/31(c) 144A	134,185
124,075	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	119,183
120,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	115,624
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,125,852
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	479,355
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,093,313
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,697,574
3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,682,839
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,299,593
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	758,340
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,399,239
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,046,555
1,800,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,450,446
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,576,453
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.79%, due 07/15/56(b)(g)	3,076,521
2,265,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, due 05/15/55(b)	2,277,766
176,000	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, 7.47% (1 mo. USD Term SOFR + 2.32%), due 05/15/39(c) 144A	174,137
238,730	BRAVO Residential Funding Trust CMO, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(b) 144A	208,494
1,240,132	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 6.18% (1 mo. USD Term SOFR + 1.03%), due 10/15/36(c) 144A	1,232,995
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 5.89% (1 mo. USD LIBOR + 0.70%), due 09/15/36(c) 144A	1,468,831
472,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 6.29% (1 mo. USD LIBOR + 1.10%), due 09/15/36(c) 144A	449,207
537,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	518,209
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,014,228
979,306	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(b) 144A	925,809
585,267	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	543,028
2,307,919	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,110,413
233,000	CFK Trust, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	202,387
27,500,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.60%, due 05/10/47(b) 144A	75,452
330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	282,794
811,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	805,568
360,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.01%, due 06/10/28(b) 144A	360,013
336,684	COLT Mortgage Loan Trust CMO, Series 2021-2, Class A1, 0.92%, due 08/25/66(b) 144A	259,189
481,991	COLT Mortgage Loan Trust CMO, Series 2021-3, Class A1, 0.96%, due 09/27/66(b) 144A	375,057
340,134	COLT Mortgage Loan Trust CMO, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(b) 144A	272,916
664,255	COLT Trust CMO, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(b) 144A	547,476
295,000	COMM Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(b) 144A	231,944
786,835	COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	747,630
862,000	COMM Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	813,178
190,000	COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, due 10/10/29 144A	178,071
303,000	COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	283,586
493,772	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 6.79% (1 mo. USD LIBOR + 1.60%), due 05/15/36(c) 144A	488,115
1,048,493	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	938,816
975,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	884,604
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	897,899
1,813,271	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,502,134
290,264	CSMC Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	260,033
221,188	CSMC Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(b) 144A	207,530
720,722	CSMC Trust CMO, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59(b) 144A	699,325
275,109	CSMC Trust CMO, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(b) 144A	229,475
246,893	CSMC Trust CMO, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(b) 144A	202,657
173,357	CSMC Trust CMO, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(b) 144A	134,783
451,908	CSMC Trust CMO, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(b) 144A	358,521

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
148,495	Ellington Financial Mortgage CMO, Series 2021-2, Class A1, 0.93%, due 06/25/66(b) 144A	118,163
334,525	Ellington Financial Mortgage Trust CMO, Series 2021-1, Class A1, 0.80%, due 02/25/66(b) 144A	278,634
539,401	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2022-DNA1, Class M1A, 6.07% (30 day USD SOFR Average + 1.00%), due 01/25/42(c) 144A	530,275
390,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2022-DNA2, Class M1B, 7.47% (30 day USD SOFR Average + 2.40%), due 02/25/42(c) 144A	385,786
380,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2022-DNA3, Class M1B, 7.97% (30 day USD SOFR Average + 2.90%), due 04/25/42(c) 144A	379,848
287,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2022-DNA4, Class M1B, 8.42% (30 day USD SOFR Average + 3.35%), due 05/25/42(c) 144A	290,570
382,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2022-DNA5, Class M1B, 9.57% (30 day USD SOFR Average + 4.50%), due 06/25/42(c) 144A	401,570
2,016,515	Federal National Mortgage Association REMIC CMO, Series 2020-51, Class BA, 2.00%, due 06/25/46	1,736,723
269,592	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/25/50(b) 144A	228,875
620,779	Flagstar Mortgage Trust CMO, Series 2021-1, Class A2, 2.50%, due 02/01/51(b) 144A	502,836
1,297,566	Flagstar Mortgage Trust CMO, Series 2021-6INV, Class A4, 2.50%, due 08/25/51(b) 144A	1,047,808
249,571	GCAT Trust CMO, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(b) 144A	208,700
213,162	GCAT Trust CMO, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(b) 144A	172,209
327,014	GCAT Trust CMO, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(b) 144A	264,711
373,916	GCAT Trust CMO, Series 2023-NQM2, Class A1, 5.84%, due 11/25/67(m) 144A	369,026
266,000	GS Mortgage Securities Corportation Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	245,085
445,385	GS Mortgage Securities Corportation Trust, Series 2021-RENT, Class A, 5.86% (1 mo. USD LIBOR + 0.70%), due 11/21/35(c) 144A	423,870
828,873	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	802,431
2,636,551	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	2,496,300
80,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	77,087
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,297,104
1,062,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.01%, due 12/12/53	836,725
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	986,714
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,530,931
145,754	GS Mortgage-Backed Securities Corp. Trust CMO, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(b) 144A	124,459
55,338	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(b) 144A	50,152
190,602	Imperial Fund Mortgage Trust CMO, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(b) 144A	159,271
375,325	Imperial Fund Mortgage Trust CMO, Series 2023-NQM1, Class A1, 5.94%, due 02/25/68(m) 144A	370,059
190,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34(b) 144A	181,700
664,659	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	608,583
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	323,647
2,284,873	JP Morgan Mortgage Trust CMO, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(b) 144A	2,243,317
779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	755,402
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
806,690	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	786,152
677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	629,884
1,225,264	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,137,684
253,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 6.69% (1 mo. USD LIBOR + 1.50%), due 05/15/36(c) 144A	249,940
1,553,164	Legacy Mortgage Asset Trust CMO, Series 2019-PR1, Class A1, 6.86%, due 09/25/59(m) 144A	1,536,782
732,991	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 5.88%, due 10/25/59(m) 144A	720,921
76,019	Legacy Mortgage Asset Trust CMO, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(m) 144A	71,225
526,872	Life Mortgage Trust, Series 2021-BMR, Class D, 6.66% (1 mo. USD Term SOFR + 1.51%), due 03/15/38(c) 144A	507,295
669,000	Life Mortgage Trust, Series 2022-BMR2, Class A1, 6.44% (1 mo. USD Term SOFR + 1.30%), due 05/15/39(c) 144A	655,650
358,172	MetLife Securitization Trust CMO, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(b) 144A	294,186
163,113	MFA Trust CMO, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(b) 144A	142,330
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,648,404
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	759,848
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,415,863
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,287,612
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	786,000
1,725,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.73%, due 05/15/54	1,429,895
145,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32(b) 144A	101,294
195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(b) 144A	162,229
158,356	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 5.90% (1 mo. USD LIBOR + 0.75%), due 01/25/48(c) 144A	153,916
217,468	NYMT Loan Trust CMO, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	194,957
127,250	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(b) 144A	105,084
297,491	OBX Trust CMO, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(b) 144A	231,989
494,689	OBX Trust CMO, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(b) 144A	374,270
444,376	Provident Funding Mortgage Trust CMO, Series 2020-F1, Class A2, 2.00%, due 01/25/36(b) 144A	387,844
1,685,581	PSMC Trust CMO, Series 2021-2, Class A3, 2.50%, due 05/25/51(b) 144A	1,465,084
1,051,136	Seasoned Credit Risk Transfer Trust CMO, Series 2018-2, Class MA, 3.50%, due 11/25/57	989,624
384,562	Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57(b)	361,545
1,544,823	Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,449,774
643,266	Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class MA, 3.50%, due 07/25/58	602,814
1,181,670	Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,104,439

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
907,212	Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class MA, 3.00%, due 02/25/59	828,518
817,090	Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	738,863
2,082,033	Seasoned Credit Risk Transfer Trust CMO, Series 2022-1, Class MAU, 3.25%, due 11/25/61	1,887,745
264,646	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(b) 144A	251,371
1,659,505	Sequoia Mortgage Trust CMO, Series 2021-1, Class A1, 2.50%, due 03/25/51(b) 144A	1,344,213
510,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	380,045
518,390	Starwood Mortgage Residential Trust CMO, Series 2022-1, Class A1, 2.45%, due 12/25/66(b) 144A	438,395
172,000	Towd Point Mortgage Trust CMO, Series 2015-1, Class A5, 4.09%, due 10/25/53(b) 144A	167,704
48,841	Towd Point Mortgage Trust CMO, Series 2018-1, Class A1, 3.00%, due 01/25/58(b) 144A	46,940
268,751	Towd Point Mortgage Trust CMO, Series 2018-4, Class A1, 3.00%, due 06/25/58(b) 144A	245,601
34,381	Towd Point Mortgage Trust CMO, Series 2018-5, Class A1A, 3.25%, due 07/25/58(b) 144A	32,896
180,928	Towd Point Mortgage Trust CMO, Series 2018-6, Class A1A, 3.75%, due 03/25/58(b) 144A	175,249
289,041	Towd Point Mortgage Trust CMO, Series 2019-1, Class A1, 3.75%, due 03/25/58(b) 144A	271,799
241,450	Towd Point Mortgage Trust CMO, Series 2019-4, Class A1, 2.90%, due 10/25/59(b) 144A	222,100
111,571	Towd Point Mortgage Trust CMO, Series 2019-HY3, Class A1A, 6.15% (1 mo. USD LIBOR + 1.00%), due 10/25/59(c) 144A	110,475
86,521	Towd Point Mortgage Trust CMO, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	75,624
554,199	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	526,971
97,436	Verus Securitization Trust CMO, Series 2020-5, Class A1, 1.22%, due 05/25/65(m) 144A	88,038
345,157	Verus Securitization Trust CMO, Series 2021-3, Class A1, 1.05%, due 06/25/66(b) 144A	289,483
211,004	Verus Securitization Trust CMO, Series 2021-4, Class A1, 0.94%, due 07/25/66(b) 144A	165,897
502,962	Verus Securitization Trust CMO, Series 2021-5, Class A1, 1.01%, due 09/25/66(b) 144A	398,921
154,877	Verus Securitization Trust CMO, Series 2021-R1, Class A1, 0.82%, due 10/25/63(b) 144A	138,093
6,876	WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2003-AR9, Class 1A7, 4.15%, due 09/25/33(b)	6,400
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,347,015
3,100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,857,776
893,314	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	816,500
1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,448,360
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,498,189
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,607,391
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	682,814
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,411,658
		132,945,546
	Mortgage Backed Securities - U.S. Government Agency Obligations — 28.0%
1,203,185	Federal Home Loan Mortgage Corp., Pool # 841542, 5.18%, (30 day USD SOFR Average + 2.34%), due 02/01/53(c)	1,187,357
194,146	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	192,065
127,997	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	122,555
243,991	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	225,791
189,770	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	182,787
119,364	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	124,158
62,005	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	63,692
220,306	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	222,275
431,291	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	426,667
286,706	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	259,322
173,044	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	165,747
266,018	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	239,215
42,669	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	41,947
22,698	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	21,040
328,250	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	313,585
173,080	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	165,312
162,206	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	159,462
91,100	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	82,742
607,548	Federal Home Loan Mortgage Corp., Pool # G16634, 3.00%, due 10/01/31	580,556
51,535	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	46,610
226,568	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	211,096
931,845	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	835,869
335,774	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	312,843
146,148	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	136,167
615,819	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	607,786
798,579	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	748,574
957,499	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	863,033
103,360	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	92,712
73,040	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	66,062
84,992	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	81,178
531,985	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	492,685
264,750	Federal Home Loan Mortgage Corp., Pool # G61995, 4.00%, due 11/01/44	254,762
64,417	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	60,018
282,286	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	254,525
173,952	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	161,764
25,012	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	23,125
161,149	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	152,899
220,494	Federal Home Loan Mortgage Corp., Pool # J34888, 2.50%, due 07/01/31	204,775
520,568	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	501,405
76,137	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	71,413
166,608	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	156,271
476,630	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	447,224
184,191	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	172,548
432,896	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	413,113

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
48,625	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	45,304
361,245	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	336,576
406,172	Federal Home Loan Mortgage Corp., Pool # Q42618, 3.00%, due 08/01/46	364,240
62,673	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	58,094
805,795	Federal Home Loan Mortgage Corp., Pool # Q44455, 3.50%, due 11/01/46	748,368
176,633	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	164,151
567,762	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	526,968
29,458	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	27,282
14,932	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	14,273
58,721	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	56,172
46,370	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	45,585
187,800	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	179,371
145,805	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	139,417
126,897	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	121,158
337,395	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	322,084
421,493	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	403,227
247,954	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	222,319
33,034	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	30,660
11,935,678	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.48%, due 01/25/30(b) 144A	841,401
38,025	Federal Home Loan Mortgage Corp. Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	39,130
1,000,000	Federal Home Loan Mortgage Corp. REMIC, Series 5250, Class NH, 3.00%, due 08/25/52	846,928
1,236,898	Federal Home Loan Mortgage Corp. REMIC CMO, Series 4682, Class KZ, 3.50%, due 09/15/46	1,132,017
1,167,284	Federal Home Loan Mortgage Corp. REMIC CMO, Series 4710, Class KZ, 3.50%, due 08/15/47	1,057,057
1,358,897	Federal Home Loan Mortgage Corp. REMIC CMO, Series 4739, Class Z, 3.50%, due 11/15/47	1,247,811
3,464,400	Federal Home Loan Mortgage Corp. REMIC CMO, Series 5202, Class TA, 2.50%, due 12/25/48	3,113,119
563,299	Federal National Mortgage Association, Pool # BM4377, 4.38%, (12 mo. USD LIBOR + 1.89%), due 04/01/38(c)	572,909
615,237	Federal National Mortgage Association, Pool # BM6482, 4.29%, (12 mo. USD LIBOR + 1.58%), due 04/01/47(c)	624,946
1,371,564	Federal National Mortgage Association REMIC, Series 2012-134, Class ZC, 2.50%, due 12/25/42	1,050,369
2,679	Federal National Mortgage Association REMIC, Series 2012-28, Class B, 6.50%, due 06/25/39	2,708
477,243	Federal National Mortgage Association REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	481,249
963,293	Federal National Mortgage Association REMIC CMO, Series 2017-66, Class BD, Class BD, 3.00%, due 09/25/47	864,648
22,176	Federal National Mortgage Association-Aces, Series 2018-M10, Class A1, 3.47%, due 07/25/28(b)	21,948
123,464	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	122,679
23,385	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	23,237
139,351	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	135,392
128,755	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	125,095
329,974	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	327,877
506,565	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	503,345
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
259,279	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	251,113
19,468	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	17,781
1,677,823	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,627,509
186,047	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	183,943
3,105,903	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,704,604
454,771	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	441,836
109,963	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	99,115
706,588	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	662,435
445,990	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	417,826
191,437	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	180,379
28,499	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	26,056
128,639	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	121,223
72,522	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	66,324
245,723	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	224,783
197,845	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	186,787
41,379	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	37,906
135,434	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	131,330
60,123	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	55,075
123,917	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	116,309
100,701	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	97,436
90,753	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	82,792
209,212	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	195,472
84,663	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	81,470
126,147	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	121,390
237,885	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	235,932
206,294	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	187,919
393,212	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	368,516
290,783	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	264,366
472,272	Government National Mortgage Association, Pool # MA3936, 3.00%, due 09/20/46	429,705
135,423	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	126,916
80,591	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	79,822
71,199	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	62,512
112,304	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	107,752
176,125	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	160,155
165,687	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	155,305
423,605	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	407,897
121,454	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	116,649
485,043	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	454,031
58,843	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	57,683
20,195	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	19,797
237,572	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	226,991
136,988	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	128,217
137,906	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	131,658
112,515	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	110,046
48,628	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	48,505
81,155	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	75,814
77,323	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	73,982
272,902	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	247,071
530,078	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	478,701

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
491,325	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	458,178
190,137	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	171,278
440,516	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	397,767
55,846	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	48,665
255,811	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	222,791
194,438	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	169,340
373,989	Government National Mortgage Association, Pool # MA7254, 2.00%, due 03/20/51	315,806
381,750	Government National Mortgage Association, Pool # MA7367, 2.50%, due 05/20/51	331,980
456,409	Government National Mortgage Association, Pool # MA7471, 2.00%, due 07/20/51	385,271
1,671,053	Government National Mortgage Association, Pool # MA7534, 2.50%, due 08/20/51	1,450,282
610,367	Government National Mortgage Association, Pool # MA7588, 2.00%, due 09/20/51	514,626
1,918,676	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	1,664,638
466,875	Government National Mortgage Association, Pool # MA7649, 2.50%, due 10/20/51	404,926
1,910,357	Government National Mortgage Association, Pool # MA7650, 3.00%, due 10/20/51	1,714,298
437,764	Government National Mortgage Association, Pool # MA7706, 3.00%, due 11/20/51	392,679
585,966	Government National Mortgage Association, Pool # MA7767, 2.50%, due 12/20/51	508,024
967,953	Government National Mortgage Association, Pool # MA7936, 2.50%, due 03/20/52	838,927
3,199,945	Government National Mortgage Association, Pool # MA7937, 3.00%, due 03/20/52	2,863,498
1,923,988	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,821,584
1,992,234	Government National Mortgage Association, Pool # MA8201, 4.50%, due 08/20/52	1,925,783
481,969	Government National Mortgage Association, Pool # MA8491, 5.50%, due 12/20/52	480,226
3,402,863	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,954,324
745,010	Government National Mortgage Association, Pool # MA8726, 5.50%, due 03/20/53	742,168
1,177,149	Government National Mortgage Association REMIC CMO, Series 2018-135, Class Z, 3.50%, due 10/20/48	1,023,057
187,175	Uniform Mortgage-Backed Security, Pool # 745148, 5.00%, due 01/01/36	188,629
181,618	Uniform Mortgage-Backed Security, Pool # 932807, 4.00%, due 09/01/40	174,741
119,785	Uniform Mortgage-Backed Security, Pool # 983471, 5.50%, due 05/01/38	122,452
213,036	Uniform Mortgage-Backed Security, Pool # 985184, 5.50%, due 08/01/38	218,403
153,628	Uniform Mortgage-Backed Security, Pool # 995245, 5.00%, due 01/01/39	154,141
10,341	Uniform Mortgage-Backed Security, Pool # AB5369, 3.50%, due 06/01/42	9,689
307,361	Uniform Mortgage-Backed Security, Pool # AB6212, 3.00%, due 09/01/42	277,691
483,576	Uniform Mortgage-Backed Security, Pool # AB6802, 3.50%, due 11/01/42	453,057
137,291	Uniform Mortgage-Backed Security, Pool # AB7059, 2.50%, due 11/01/42	118,630
269,287	Uniform Mortgage-Backed Security, Pool # AB8703, 3.00%, due 03/01/38	242,660
107,692	Uniform Mortgage-Backed Security, Pool # AB9383, 4.00%, due 05/01/43	103,588
849,759	Uniform Mortgage-Backed Security, Pool # AB9659, 3.00%, due 06/01/43	767,704
1,785,014	Uniform Mortgage-Backed Security, Pool # AC3668, 4.50%, due 10/01/39	1,763,850
167,629	Uniform Mortgage-Backed Security, Pool # AD9153, 4.50%, due 08/01/40	165,644
130,917	Uniform Mortgage-Backed Security, Pool # AE0469, 6.00%, due 12/01/39	135,969
360,750	Uniform Mortgage-Backed Security, Pool # AH4404, 4.00%, due 01/01/41	347,082
71,860	Uniform Mortgage-Backed Security, Pool # AI1892, 5.00%, due 05/01/41	72,225
360,145	Uniform Mortgage-Backed Security, Pool # AI4815, 4.50%, due 06/01/41	354,939
296,136	Uniform Mortgage-Backed Security, Pool # AJ9278, 3.50%, due 12/01/41	277,444
147,436	Uniform Mortgage-Backed Security, Pool # AJ9317, 4.00%, due 01/01/42	141,894
311,675	Uniform Mortgage-Backed Security, Pool # AL0215, 4.50%, due 04/01/41	307,979
597,299	Uniform Mortgage-Backed Security, Pool # AL1895, 3.50%, due 06/01/42	561,081
373,109	Uniform Mortgage-Backed Security, Pool # AL2466, 4.00%, due 09/01/42	362,338
387,805	Uniform Mortgage-Backed Security, Pool # AL3000, 3.50%, due 12/01/42	362,885
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
436,744	Uniform Mortgage-Backed Security, Pool # AL3316, 3.50%, due 03/01/43	408,918
28,176	Uniform Mortgage-Backed Security, Pool # AL5939, 3.50%, due 09/01/43	26,398
595,693	Uniform Mortgage-Backed Security, Pool # AL6663, 4.00%, due 03/01/39	573,177
530,309	Uniform Mortgage-Backed Security, Pool # AL7594, 3.50%, due 08/01/45	493,659
509,332	Uniform Mortgage-Backed Security, Pool # AL8191, 4.00%, due 12/01/45	488,093
39,936	Uniform Mortgage-Backed Security, Pool # AL8673, 3.50%, due 06/01/46	37,166
43,817	Uniform Mortgage-Backed Security, Pool # AL9515, 3.50%, due 07/01/46	40,726
113,788	Uniform Mortgage-Backed Security, Pool # AL9657, 3.50%, due 01/01/47	105,489
68,038	Uniform Mortgage-Backed Security, Pool # AO4109, 4.00%, due 06/01/42	65,459
48,133	Uniform Mortgage-Backed Security, Pool # AQ3381, 3.00%, due 11/01/42	43,485
181,822	Uniform Mortgage-Backed Security, Pool # AQ7923, 3.00%, due 12/01/42	164,268
32,076	Uniform Mortgage-Backed Security, Pool # AR8749, 3.00%, due 03/01/43	28,981
309,277	Uniform Mortgage-Backed Security, Pool # AS5133, 3.50%, due 06/01/45	287,862
35,799	Uniform Mortgage-Backed Security, Pool # AS5593, 3.50%, due 08/01/45	33,320
9,818	Uniform Mortgage-Backed Security, Pool # AS6187, 3.50%, due 11/01/45	9,137
131,016	Uniform Mortgage-Backed Security, Pool # AS6188, 3.50%, due 11/01/45	121,929
77,290	Uniform Mortgage-Backed Security, Pool # AS6286, 4.00%, due 12/01/45	73,867
101,619	Uniform Mortgage-Backed Security, Pool # AS6304, 4.00%, due 12/01/45	97,128
160,661	Uniform Mortgage-Backed Security, Pool # AS6452, 3.50%, due 01/01/46	149,524
75,550	Uniform Mortgage-Backed Security, Pool # AS7010, 3.50%, due 04/01/46	70,149
112,087	Uniform Mortgage-Backed Security, Pool # AS7693, 2.00%, due 08/01/31	101,676
180,015	Uniform Mortgage-Backed Security, Pool # AS8073, 2.50%, due 10/01/46	154,331
35,053	Uniform Mortgage-Backed Security, Pool # AS8647, 3.00%, due 01/01/47	31,392
123,185	Uniform Mortgage-Backed Security, Pool # AZ3743, 3.50%, due 11/01/45	114,647
78,074	Uniform Mortgage-Backed Security, Pool # BC1489, 3.00%, due 08/01/46	70,193
29,191	Uniform Mortgage-Backed Security, Pool # BC9078, 4.00%, due 12/01/46	27,873
194,159	Uniform Mortgage-Backed Security, Pool # BC9468, 3.00%, due 06/01/46	174,690
418,616	Uniform Mortgage-Backed Security, Pool # BD7043, 4.00%, due 03/01/47	399,553
76,224	Uniform Mortgage-Backed Security, Pool # BD7118, 3.50%, due 04/01/47	70,758
31,573	Uniform Mortgage-Backed Security, Pool # BE2974, 4.00%, due 01/01/47	30,298
271,852	Uniform Mortgage-Backed Security, Pool # BE7192, 4.00%, due 03/01/47	259,692
2,987,866	Uniform Mortgage-Backed Security, Pool # BJ0104, 3.50%, due 10/01/47	2,759,415
420,258	Uniform Mortgage-Backed Security, Pool # BK1023, 4.50%, due 02/01/48	412,480
231,119	Uniform Mortgage-Backed Security, Pool # BK7611, 4.50%, due 09/01/48	226,298
123,564	Uniform Mortgage-Backed Security, Pool # BM1013, 3.50%, due 03/01/47	114,700
114,736	Uniform Mortgage-Backed Security, Pool # BM1277, 4.00%, due 05/01/47	109,498
673,734	Uniform Mortgage-Backed Security, Pool # BM1573, 3.50%, due 07/01/47	625,825
776,665	Uniform Mortgage-Backed Security, Pool # BM1972, 3.50%, due 10/01/37	735,386
517,987	Uniform Mortgage-Backed Security, Pool # BM3033, 3.00%, due 10/01/47	464,014
47,161	Uniform Mortgage-Backed Security, Pool # BM3077, 3.00%, due 11/01/47	42,254
188,450	Uniform Mortgage-Backed Security, Pool # BM3258, 3.00%, due 02/01/47	168,844
154,945	Uniform Mortgage-Backed Security, Pool # BM3286, 4.50%, due 11/01/47	154,640
373,811	Uniform Mortgage-Backed Security, Pool # BM3332, 3.50%, due 01/01/48	345,230
293,230	Uniform Mortgage-Backed Security, Pool # BM3491, 4.50%, due 01/01/38	286,466
136,629	Uniform Mortgage-Backed Security, Pool # BM3628, 3.50%, due 03/01/48	126,812
750,768	Uniform Mortgage-Backed Security, Pool # BM3641, 4.00%, due 04/01/48	717,219
9,509	Uniform Mortgage-Backed Security, Pool # BM4426, 3.50%, due 06/01/48	8,782
494,655	Uniform Mortgage-Backed Security, Pool # BM4896, 3.00%, due 02/01/47	446,931
650,865	Uniform Mortgage-Backed Security, Pool # BM5213, 3.00%, due 07/01/45	588,050

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
145,625	Uniform Mortgage-Backed Security, Pool # BM5293, 3.50%, due 02/01/49	134,489
47,492	Uniform Mortgage-Backed Security, Pool # BM5682, 3.50%, due 03/01/49	43,861
266,779	Uniform Mortgage-Backed Security, Pool # BM5694, 4.00%, due 06/01/48	254,518
104,133	Uniform Mortgage-Backed Security, Pool # BM5874, 4.00%, due 01/01/48	99,499
231,516	Uniform Mortgage-Backed Security, Pool # BM5950, 3.00%, due 11/01/48	208,644
8,647	Uniform Mortgage-Backed Security, Pool # BM5971, 3.50%, due 06/01/49	7,986
795,290	Uniform Mortgage-Backed Security, Pool # BN6216, 4.50%, due 03/01/49	773,474
204,852	Uniform Mortgage-Backed Security, Pool # BO1420, 3.50%, due 09/01/49	188,946
9,017	Uniform Mortgage-Backed Security, Pool # BO1439, 3.00%, due 10/01/49	8,009
390,562	Uniform Mortgage-Backed Security, Pool # BO5387, 3.50%, due 12/01/49	362,733
255,492	Uniform Mortgage-Backed Security, Pool # BP2898, 4.00%, due 03/01/50	242,322
530,000	Uniform Mortgage-Backed Security, Pool # BP3048, 3.00%, due 03/01/50	470,272
360,453	Uniform Mortgage-Backed Security, Pool # BP5462, 2.50%, due 06/01/50	310,452
285,441	Uniform Mortgage-Backed Security, Pool # BP5568, 3.00%, due 06/01/50	253,185
1,383,959	Uniform Mortgage-Backed Security, Pool # BP6618, 2.50%, due 08/01/50	1,181,977
5,503,439	Uniform Mortgage-Backed Security, Pool # BP9250, 2.50%, due 07/01/50	4,700,260
712,203	Uniform Mortgage-Backed Security, Pool # BQ3132, 2.00%, due 10/01/50	592,806
496,282	Uniform Mortgage-Backed Security, Pool # BQ3138, 2.50%, due 10/01/50	427,302
91,976	Uniform Mortgage-Backed Security, Pool # BU3058, 2.50%, due 12/01/51	78,157
937,260	Uniform Mortgage-Backed Security, Pool # BU8763, 3.00%, due 04/01/52	827,853
1,412,248	Uniform Mortgage-Backed Security, Pool # BV8474, 3.00%, due 05/01/52	1,259,154
496,270	Uniform Mortgage-Backed Security, Pool # BW0046, 5.00%, due 07/01/52	489,707
3,365,577	Uniform Mortgage-Backed Security, Pool # BW9918, 5.00%, due 10/01/52	3,313,657
4,063,519	Uniform Mortgage-Backed Security, Pool # BX9413, 5.00%, due 03/01/53	3,988,875
801,656	Uniform Mortgage-Backed Security, Pool # CA0623, 4.50%, due 10/01/47	789,174
493,703	Uniform Mortgage-Backed Security, Pool # CA0655, 3.50%, due 11/01/47	455,953
308,130	Uniform Mortgage-Backed Security, Pool # CA0855, 3.50%, due 12/01/47	284,571
13,172	Uniform Mortgage-Backed Security, Pool # CA1545, 4.00%, due 04/01/48	12,567
262,485	Uniform Mortgage-Backed Security, Pool # CA3828, 4.00%, due 07/01/49	250,201
634,095	Uniform Mortgage-Backed Security, Pool # CA3986, 5.00%, due 08/01/49	629,727
418,281	Uniform Mortgage-Backed Security, Pool # CA4149, 3.00%, due 09/01/49	372,144
33,348	Uniform Mortgage-Backed Security, Pool # CA4546, 3.00%, due 11/01/49	29,645
562,982	Uniform Mortgage-Backed Security, Pool # CA4831, 4.50%, due 12/01/49	547,713
477,971	Uniform Mortgage-Backed Security, Pool # CA5229, 3.00%, due 02/01/50	424,138
2,896,623	Uniform Mortgage-Backed Security, Pool # CA5354, 3.50%, due 03/01/50	2,674,444
566,949	Uniform Mortgage-Backed Security, Pool # CA5556, 3.50%, due 04/01/50	522,311
367,119	Uniform Mortgage-Backed Security, Pool # CA5571, 4.00%, due 04/01/50	349,408
5,007,059	Uniform Mortgage-Backed Security, Pool # CA6097, 3.50%, due 06/01/50	4,600,293
2,928,809	Uniform Mortgage-Backed Security, Pool # CA6635, 2.50%, due 08/01/50	2,522,542
1,197,646	Uniform Mortgage-Backed Security, Pool # CA6738, 3.00%, due 08/01/50	1,061,563
1,399,801	Uniform Mortgage-Backed Security, Pool # CA6777, 4.50%, due 08/01/50	1,356,064
369,994	Uniform Mortgage-Backed Security, Pool # CA6799, 2.00%, due 08/01/50	305,792
600,831	Uniform Mortgage-Backed Security, Pool # CA6871, 2.50%, due 08/01/35	550,194
1,361,987	Uniform Mortgage-Backed Security, Pool # CA6872, 2.50%, due 08/01/35	1,247,605
798,768	Uniform Mortgage-Backed Security, Pool # CA6909, 2.50%, due 09/01/50	687,125
3,655,673	Uniform Mortgage-Backed Security, Pool # CA8062, 2.50%, due 12/01/50	3,128,565
129,239	Uniform Mortgage-Backed Security, Pool # CA8895, 2.50%, due 02/01/51	110,248
157,261	Uniform Mortgage-Backed Security, Pool # CA9090, 2.50%, due 02/01/51	134,106
1,450,656	Uniform Mortgage-Backed Security, Pool # CA9227, 2.50%, due 02/01/51	1,242,452
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
6,017,959	Uniform Mortgage-Backed Security, Pool # CB0671, 2.50%, due 06/01/51	5,178,440
1,371,107	Uniform Mortgage-Backed Security, Pool # CB1273, 2.00%, due 08/01/51	1,124,438
552,961	Uniform Mortgage-Backed Security, Pool # CB2287, 2.50%, due 12/01/51	473,075
463,156	Uniform Mortgage-Backed Security, Pool # CB2858, 2.50%, due 02/01/52	396,259
478,658	Uniform Mortgage-Backed Security, Pool # CB3126, 3.50%, due 03/01/52	440,105
829,256	Uniform Mortgage-Backed Security, Pool # CB3158, 2.50%, due 03/01/52	708,464
2,177,374	Uniform Mortgage-Backed Security, Pool # CB3512, 4.00%, due 05/01/52	2,052,813
1,111,337	Uniform Mortgage-Backed Security, Pool # CB3865, 4.50%, due 06/01/52	1,075,469
449,969	Uniform Mortgage-Backed Security, Pool # CB4028, 4.50%, due 07/01/52	434,890
4,250,903	Uniform Mortgage-Backed Security, Pool # CB4088, 4.00%, due 07/01/52	4,018,078
1,286,978	Uniform Mortgage-Backed Security, Pool # CB4304, 4.50%, due 08/01/52	1,238,374
2,234,153	Uniform Mortgage-Backed Security, Pool # CB4337, 4.50%, due 08/01/52	2,166,909
2,074,470	Uniform Mortgage-Backed Security, Pool # CB4395, 4.50%, due 08/01/52	1,996,071
2,436,020	Uniform Mortgage-Backed Security, Pool # CB4620, 5.00%, due 09/01/52	2,388,882
384,809	Uniform Mortgage-Backed Security, Pool # CB4838, 5.00%, due 10/01/52	377,693
2,373,427	Uniform Mortgage-Backed Security, Pool # CB4908, 5.50%, due 10/01/52	2,379,844
1,845,739	Uniform Mortgage-Backed Security, Pool # CB5434, 5.00%, due 01/01/53	1,824,461
1,557,090	Uniform Mortgage-Backed Security, Pool # CB6059, 5.00%, due 04/01/53	1,533,834
1,340,881	Uniform Mortgage-Backed Security, Pool # CB6247, 5.00%, due 05/01/53	1,324,620
724,502	Uniform Mortgage-Backed Security, Pool # FM0030, 3.00%, due 02/01/49	648,693
194,802	Uniform Mortgage-Backed Security, Pool # FM1001, 3.50%, due 11/01/48	179,908
193,221	Uniform Mortgage-Backed Security, Pool # FM1266, 5.00%, due 07/01/49	192,367
144,107	Uniform Mortgage-Backed Security, Pool # FM1347, 3.00%, due 12/01/48	129,893
564,732	Uniform Mortgage-Backed Security, Pool # FM1467, 3.00%, due 12/01/47	513,012
590,804	Uniform Mortgage-Backed Security, Pool # FM1588, 3.00%, due 10/01/49	527,453
296,926	Uniform Mortgage-Backed Security, Pool # FM1715, 3.00%, due 12/01/45	268,266
402,500	Uniform Mortgage-Backed Security, Pool # FM1790, 3.00%, due 11/01/49	357,935
299,144	Uniform Mortgage-Backed Security, Pool # FM1864, 3.00%, due 11/01/49	265,990
3,024,664	Uniform Mortgage-Backed Security, Pool # FM2217, 3.00%, due 03/01/47	2,732,693
1,969,478	Uniform Mortgage-Backed Security, Pool # FM2226, 3.00%, due 09/01/46	1,779,342
810,463	Uniform Mortgage-Backed Security, Pool # FM2274, 4.00%, due 08/01/49	773,209
390,921	Uniform Mortgage-Backed Security, Pool # FM2336, 4.00%, due 01/01/50	372,546
413,734	Uniform Mortgage-Backed Security, Pool # FM2461, 3.50%, due 03/01/50	379,911
571,999	Uniform Mortgage-Backed Security, Pool # FM2570, 4.50%, due 04/01/48	565,224
385,368	Uniform Mortgage-Backed Security, Pool # FM2674, 4.00%, due 03/01/50	366,935
1,314,276	Uniform Mortgage-Backed Security, Pool # FM3250, 3.50%, due 05/01/50	1,213,419
739,447	Uniform Mortgage-Backed Security, Pool # FM4330, 2.50%, due 10/01/50	636,870
1,500,135	Uniform Mortgage-Backed Security, Pool # FM4532, 3.00%, due 09/01/50	1,331,093
2,928,577	Uniform Mortgage-Backed Security, Pool # FM4765, 2.00%, due 11/01/50	2,426,262
29,866	Uniform Mortgage-Backed Security, Pool # FM5035, 4.00%, due 07/01/50	28,442
2,468,130	Uniform Mortgage-Backed Security, Pool # FM5721, 3.00%, due 12/01/40	2,254,548
686,768	Uniform Mortgage-Backed Security, Pool # FM5875, 4.50%, due 04/01/50	670,554
1,003,557	Uniform Mortgage-Backed Security, Pool # FM5996, 4.50%, due 03/01/49	982,659
788,274	Uniform Mortgage-Backed Security, Pool # FM6273, 3.00%, due 12/01/34	742,474
2,014,925	Uniform Mortgage-Backed Security, Pool # FM6497, 2.00%, due 03/01/51	1,669,225
869,530	Uniform Mortgage-Backed Security, Pool # FM6585, 3.50%, due 11/01/40	810,712
777,618	Uniform Mortgage-Backed Security, Pool # FM7341, 4.00%, due 03/01/48	742,572
271,009	Uniform Mortgage-Backed Security, Pool # FM7441, 3.00%, due 05/01/51	238,978
1,176,189	Uniform Mortgage-Backed Security, Pool # FM7785, 4.00%, due 05/01/49	1,122,198

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,837,856	Uniform Mortgage-Backed Security, Pool # FM7794, 4.00%, due 01/01/50	1,749,827
581,958	Uniform Mortgage-Backed Security, Pool # FM8161, 2.50%, due 08/01/51	498,461
1,952,653	Uniform Mortgage-Backed Security, Pool # FM8216, 4.00%, due 11/01/48	1,860,184
1,583,983	Uniform Mortgage-Backed Security, Pool # FM8325, 2.50%, due 07/01/35	1,465,158
941,954	Uniform Mortgage-Backed Security, Pool # FM8422, 2.50%, due 08/01/51	801,787
938,253	Uniform Mortgage-Backed Security, Pool # FM8451, 2.50%, due 08/01/51	803,523
1,570,814	Uniform Mortgage-Backed Security, Pool # FM8603, 4.00%, due 09/01/49	1,498,714
1,623,051	Uniform Mortgage-Backed Security, Pool # FM9412, 2.50%, due 11/01/51	1,394,078
1,449,181	Uniform Mortgage-Backed Security, Pool # FM9461, 3.50%, due 11/01/51	1,325,602
404,531	Uniform Mortgage-Backed Security, Pool # FM9468, 2.50%, due 11/01/51	347,627
1,236,009	Uniform Mortgage-Backed Security, Pool # FM9674, 3.50%, due 06/01/49	1,141,606
1,011,161	Uniform Mortgage-Backed Security, Pool # FM9726, 2.50%, due 11/01/51	868,925
4,074,829	Uniform Mortgage-Backed Security, Pool # FM9728, 2.50%, due 11/01/51	3,488,458
570,959	Uniform Mortgage-Backed Security, Pool # FM9977, 4.00%, due 02/01/50	542,720
1,098,860	Uniform Mortgage-Backed Security, Pool # FS0027, 2.50%, due 11/01/51	944,286
1,201,464	Uniform Mortgage-Backed Security, Pool # FS0065, 4.50%, due 12/01/50	1,175,701
1,168,749	Uniform Mortgage-Backed Security, Pool # FS0194, 2.50%, due 01/01/52	998,910
2,370,291	Uniform Mortgage-Backed Security, Pool # FS0644, 3.00%, due 02/01/52	2,097,902
137,312	Uniform Mortgage-Backed Security, Pool # FS0703, 4.00%, due 01/01/49	130,965
2,198,843	Uniform Mortgage-Backed Security, Pool # FS0715, 3.00%, due 01/01/52	1,948,306
407,657	Uniform Mortgage-Backed Security, Pool # FS0717, 3.00%, due 02/01/52	360,089
469,940	Uniform Mortgage-Backed Security, Pool # FS1201, 3.00%, due 01/01/50	417,260
790,803	Uniform Mortgage-Backed Security, Pool # FS1205, 3.50%, due 04/01/52	722,895
1,403,540	Uniform Mortgage-Backed Security, Pool # FS1228, 3.00%, due 03/01/52	1,242,191
587,164	Uniform Mortgage-Backed Security, Pool # FS1285, 3.50%, due 02/01/52	541,668
435,287	Uniform Mortgage-Backed Security, Pool # FS1427, 3.00%, due 02/01/50	386,958
1,352,086	Uniform Mortgage-Backed Security, Pool # FS1590, 2.50%, due 04/01/52	1,154,207
362,729	Uniform Mortgage-Backed Security, Pool # FS1602, 4.00%, due 07/01/49	346,069
544,674	Uniform Mortgage-Backed Security, Pool # FS1624, 2.50%, due 10/01/51	466,363
238,736	Uniform Mortgage-Backed Security, Pool # FS1637, 4.00%, due 04/01/52	225,296
2,988,511	Uniform Mortgage-Backed Security, Pool # FS1938, 2.50%, due 02/01/52	2,555,305
1,410,733	Uniform Mortgage-Backed Security, Pool # FS1976, 4.00%, due 08/01/51	1,342,031
2,563,550	Uniform Mortgage-Backed Security, Pool # FS2167, 4.50%, due 06/01/52	2,477,639
2,631,051	Uniform Mortgage-Backed Security, Pool # FS2238, 4.00%, due 03/01/51	2,505,244
79,216	Uniform Mortgage-Backed Security, Pool # FS2354, 4.00%, due 06/01/52	75,208
287,237	Uniform Mortgage-Backed Security, Pool # FS2415, 4.50%, due 08/01/52	277,148
4,377,104	Uniform Mortgage-Backed Security, Pool # FS2616, 5.00%, due 08/01/52	4,327,328
1,738,817	Uniform Mortgage-Backed Security, Pool # FS2896, 4.50%, due 09/01/52	1,688,072
1,260,180	Uniform Mortgage-Backed Security, Pool # FS2920, 3.00%, due 07/01/36	1,180,315
525,779	Uniform Mortgage-Backed Security, Pool # FS2969, 4.50%, due 10/01/52	510,436
173,949	Uniform Mortgage-Backed Security, Pool # FS3045, 5.00%, due 10/01/52	171,379
1,427,492	Uniform Mortgage-Backed Security, Pool # FS3160, 3.00%, due 06/01/52	1,258,796
599,793	Uniform Mortgage-Backed Security, Pool # FS3276, 4.50%, due 12/01/37	588,572
397,248	Uniform Mortgage-Backed Security, Pool # FS3310, 4.50%, due 11/01/37	389,878
1,852,014	Uniform Mortgage-Backed Security, Pool # FS3359, 5.50%, due 12/01/52	1,861,874
707,090	Uniform Mortgage-Backed Security, Pool # FS3405, 5.50%, due 12/01/52	715,327
154,984	Uniform Mortgage-Backed Security, Pool # FS3407, 5.50%, due 12/01/52	155,379
203,284	Uniform Mortgage-Backed Security, Pool # FS3409, 5.50%, due 12/01/52	202,843
996,650	Uniform Mortgage-Backed Security, Pool # FS3417, 5.00%, due 12/01/52	981,927
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
234,231	Uniform Mortgage-Backed Security, Pool # FS3433, 5.50%, due 12/01/52	235,081
1,127,628	Uniform Mortgage-Backed Security, Pool # FS3434, 5.50%, due 12/01/52	1,130,677
4,239,381	Uniform Mortgage-Backed Security, Pool # FS3669, 4.00%, due 03/01/46	4,078,982
1,347,266	Uniform Mortgage-Backed Security, Pool # FS3811, 4.50%, due 12/01/52	1,298,345
2,439,105	Uniform Mortgage-Backed Security, Pool # FS4223, 4.50%, due 05/01/47	2,408,271
1,932,028	Uniform Mortgage-Backed Security, Pool # FS4300, 5.50%, due 04/01/53	1,930,992
1,249,385	Uniform Mortgage-Backed Security, Pool # FS4312, 4.50%, due 03/01/53	1,207,302
1,673,684	Uniform Mortgage-Backed Security, Pool # FS4758, 2.50%, due 01/01/36	1,537,019
73,906	Uniform Mortgage-Backed Security, Pool # MA2516, 3.00%, due 01/01/46	66,451
108,154	Uniform Mortgage-Backed Security, Pool # MA2781, 2.50%, due 10/01/46	93,115
18,557	Uniform Mortgage-Backed Security, Pool # MA2835, 4.00%, due 12/01/46	17,710
2,609,739	Uniform Mortgage-Backed Security, Pool # MA2863, 3.00%, due 01/01/47	2,339,817
1,896,861	Uniform Mortgage-Backed Security, Pool # MA2868, 2.50%, due 01/01/32	1,759,229
323,945	Uniform Mortgage-Backed Security, Pool # MA3058, 4.00%, due 07/01/47	309,860
406,963	Uniform Mortgage-Backed Security, Pool # MA3076, 2.50%, due 07/01/32	376,435
89,844	Uniform Mortgage-Backed Security, Pool # MA3087, 3.50%, due 08/01/47	83,093
436,107	Uniform Mortgage-Backed Security, Pool # MA3114, 2.50%, due 08/01/32	403,371
425,849	Uniform Mortgage-Backed Security, Pool # MA3124, 2.50%, due 09/01/32	393,900
86,233	Uniform Mortgage-Backed Security, Pool # MA3155, 3.00%, due 10/01/32	81,228
3,443,843	Uniform Mortgage-Backed Security, Pool # MA3182, 3.50%, due 11/01/47	3,180,535
144,169	Uniform Mortgage-Backed Security, Pool # MA3211, 4.00%, due 12/01/47	137,900
102,500	Uniform Mortgage-Backed Security, Pool # MA3238, 3.50%, due 01/01/48	94,840
260,246	Uniform Mortgage-Backed Security, Pool # MA3332, 3.50%, due 04/01/48	240,347
88,515	Uniform Mortgage-Backed Security, Pool # MA3364, 3.50%, due 05/01/33	84,866
57,430	Uniform Mortgage-Backed Security, Pool # MA3385, 4.50%, due 06/01/48	56,340
245,955	Uniform Mortgage-Backed Security, Pool # MA3414, 3.50%, due 07/01/48	227,147
77,292	Uniform Mortgage-Backed Security, Pool # MA3442, 3.50%, due 08/01/48	71,381
63,165	Uniform Mortgage-Backed Security, Pool # MA3521, 4.00%, due 11/01/48	60,201
631,475	Uniform Mortgage-Backed Security, Pool # MA3871, 3.00%, due 12/01/49	561,294
4,076,707	Uniform Mortgage-Backed Security, Pool # MA3937, 3.00%, due 02/01/50	3,622,777
129,746	Uniform Mortgage-Backed Security, Pool # MA3960, 3.00%, due 03/01/50	115,091
376,968	Uniform Mortgage-Backed Security, Pool # MA4014, 3.00%, due 05/01/35	353,083
732,236	Uniform Mortgage-Backed Security, Pool # MA4018, 2.00%, due 05/01/50	603,067
472,845	Uniform Mortgage-Backed Security, Pool # MA4048, 3.00%, due 06/01/50	419,493
127,961	Uniform Mortgage-Backed Security, Pool # MA4120, 2.50%, due 09/01/50	109,597
1,684,890	Uniform Mortgage-Backed Security, Pool # MA4158, 2.00%, due 10/01/50	1,388,734
419,931	Uniform Mortgage-Backed Security, Pool # MA4181, 1.50%, due 11/01/50	325,183
336,619	Uniform Mortgage-Backed Security, Pool # MA4204, 2.00%, due 12/01/40	288,816
765,943	Uniform Mortgage-Backed Security, Pool # MA4208, 2.00%, due 12/01/50	630,588
3,569,281	Uniform Mortgage-Backed Security, Pool # MA4209, 1.50%, due 12/01/50	2,763,935
514,437	Uniform Mortgage-Backed Security, Pool # MA4232, 2.00%, due 01/01/41	441,374
1,818,714	Uniform Mortgage-Backed Security, Pool # MA4237, 2.00%, due 01/01/51	1,497,222
528,263	Uniform Mortgage-Backed Security, Pool # MA4268, 2.00%, due 02/01/41	451,486
103,556	Uniform Mortgage-Backed Security, Pool # MA4281, 2.00%, due 03/01/51	84,943
3,279,110	Uniform Mortgage-Backed Security, Pool # MA4305, 2.00%, due 04/01/51	2,687,736
11,663,658	Uniform Mortgage-Backed Security, Pool # MA4325, 2.00%, due 05/01/51	9,560,903
1,551,623	Uniform Mortgage-Backed Security, Pool # MA4326, 2.50%, due 05/01/51	1,322,758
960,661	Uniform Mortgage-Backed Security, Pool # MA4329, 2.00%, due 05/01/36	852,475
291,593	Uniform Mortgage-Backed Security, Pool # MA4333, 2.00%, due 05/01/41	248,468

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
330,657	Uniform Mortgage-Backed Security, Pool # MA4356, 2.50%, due 06/01/51	281,679
431,073	Uniform Mortgage-Backed Security, Pool # MA4380, 3.00%, due 07/01/51	380,857
170,711	Uniform Mortgage-Backed Security, Pool # MA4398, 2.00%, due 08/01/51	139,718
464,285	Uniform Mortgage-Backed Security, Pool # MA4399, 2.50%, due 08/01/51	394,932
979,872	Uniform Mortgage-Backed Security, Pool # MA4414, 2.50%, due 09/01/51	834,065
3,655,607	Uniform Mortgage-Backed Security, Pool # MA4437, 2.00%, due 10/01/51	2,988,199
1,884,815	Uniform Mortgage-Backed Security, Pool # MA4493, 2.50%, due 12/01/51	1,602,203
3,039,464	Uniform Mortgage-Backed Security, Pool # MA4497, 2.00%, due 12/01/36	2,697,172
468,793	Uniform Mortgage-Backed Security, Pool # MA4512, 2.50%, due 01/01/52	397,894
457,442	Uniform Mortgage-Backed Security, Pool # MA4548, 2.50%, due 02/01/52	388,817
1,026,600	Uniform Mortgage-Backed Security, Pool # MA4549, 3.00%, due 02/01/52	904,913
484,848	Uniform Mortgage-Backed Security, Pool # MA4600, 3.50%, due 05/01/52	442,218
1,315,835	Uniform Mortgage-Backed Security, Pool # MA4644, 4.00%, due 05/01/52	1,236,371
3,822,024	Uniform Mortgage-Backed Security, Pool # MA4656, 4.50%, due 07/01/52	3,677,682
980,381	Uniform Mortgage-Backed Security, Pool # MA4686, 5.00%, due 06/01/52	962,313
3,959,667	Uniform Mortgage-Backed Security, Pool # MA4701, 4.50%, due 08/01/52	3,810,126
1,288,695	Uniform Mortgage-Backed Security, Pool # QA6367, 3.00%, due 01/01/50	1,149,133
799,826	Uniform Mortgage-Backed Security, Pool # QA7234, 3.00%, due 02/01/50	710,627
559,165	Uniform Mortgage-Backed Security, Pool # QA8518, 3.00%, due 04/01/50	496,862
203,345	Uniform Mortgage-Backed Security, Pool # QB0220, 3.00%, due 06/01/50	180,414
761,014	Uniform Mortgage-Backed Security, Pool # QB4847, 2.50%, due 10/01/50	650,891
755,712	Uniform Mortgage-Backed Security, Pool # QB6476, 2.50%, due 12/01/50	651,076
281,927	Uniform Mortgage-Backed Security, Pool # QC0039, 2.50%, due 03/01/51	242,427
1,475,371	Uniform Mortgage-Backed Security, Pool # QC4339, 2.00%, due 07/01/51	1,222,178
872,363	Uniform Mortgage-Backed Security, Pool # QC5189, 2.50%, due 08/01/51	742,015
434,084	Uniform Mortgage-Backed Security, Pool # QC6357, 2.50%, due 09/01/51	370,596
489,152	Uniform Mortgage-Backed Security, Pool # QD6056, 3.00%, due 02/01/52	434,483
130,740	Uniform Mortgage-Backed Security, Pool # QD9911, 2.50%, due 04/01/52	111,018
909,010	Uniform Mortgage-Backed Security, Pool # QE0375, 4.00%, due 04/01/52	862,514
73,374	Uniform Mortgage-Backed Security, Pool # QE1497, 4.00%, due 05/01/52	69,680
7,740,437	Uniform Mortgage-Backed Security, Pool # QG3341, 5.00%, due 05/01/53	7,588,912
2,390,825	Uniform Mortgage-Backed Security, Pool # QN1779, 2.50%, due 03/01/35	2,188,519
259,852	Uniform Mortgage-Backed Security, Pool # RA1343, 3.00%, due 09/01/49	231,058
1,657,904	Uniform Mortgage-Backed Security, Pool # RA1776, 3.00%, due 12/01/49	1,475,507
929,050	Uniform Mortgage-Backed Security, Pool # RA1860, 3.00%, due 12/01/49	825,617
502,688	Uniform Mortgage-Backed Security, Pool # RA2572, 3.50%, due 05/01/50	463,263
1,790,309	Uniform Mortgage-Backed Security, Pool # RA2790, 2.50%, due 06/01/50	1,528,985
1,750,826	Uniform Mortgage-Backed Security, Pool # RA2853, 2.50%, due 06/01/50	1,495,267
674,903	Uniform Mortgage-Backed Security, Pool # RA3206, 2.00%, due 08/01/50	556,338
988,388	Uniform Mortgage-Backed Security, Pool # RA4912, 3.00%, due 03/01/51	871,286
247,753	Uniform Mortgage-Backed Security, Pool # RA5286, 2.50%, due 05/01/51	210,885
3,809,169	Uniform Mortgage-Backed Security, Pool # RA5767, 2.50%, due 09/01/51	3,243,588
341,715	Uniform Mortgage-Backed Security, Pool # RA6432, 2.50%, due 12/01/51	290,428
1,658,393	Uniform Mortgage-Backed Security, Pool # RA6944, 3.50%, due 03/01/52	1,514,088
632,364	Uniform Mortgage-Backed Security, Pool # RA6951, 3.50%, due 03/01/52	580,011
3,911,027	Uniform Mortgage-Backed Security, Pool # RA7195, 3.50%, due 04/01/52	3,586,852
2,640,767	Uniform Mortgage-Backed Security, Pool # RA7942, 5.50%, due 09/01/52	2,655,238
1,933,952	Uniform Mortgage-Backed Security, Pool # RA8248, 5.00%, due 11/01/52	1,901,051
1,868,378	Uniform Mortgage-Backed Security, Pool # RB5111, 2.00%, due 05/01/41	1,597,102
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
5,006,469	Uniform Mortgage-Backed Security, Pool # SB0307, 2.50%, due 02/01/35	4,599,173
1,352,977	Uniform Mortgage-Backed Security, Pool # SB8189, 4.00%, due 11/01/37	1,307,579
355,649	Uniform Mortgage-Backed Security, Pool # SB8199, 4.50%, due 12/01/37	349,051
1,831,383	Uniform Mortgage-Backed Security, Pool # SB8205, 4.50%, due 01/01/38	1,797,120
477,872	Uniform Mortgage-Backed Security, Pool # SB8212, 4.50%, due 02/01/38	468,931
444,568	Uniform Mortgage-Backed Security, Pool # SB8510, 2.00%, due 02/01/36	396,798
932,165	Uniform Mortgage-Backed Security, Pool # SD0100, 3.00%, due 10/01/49	831,200
1,777,962	Uniform Mortgage-Backed Security, Pool # SD0499, 3.00%, due 08/01/50	1,587,170
1,196,447	Uniform Mortgage-Backed Security, Pool # SD0558, 2.50%, due 03/01/51	1,028,808
1,258,237	Uniform Mortgage-Backed Security, Pool # SD0619, 4.00%, due 07/01/50	1,197,355
1,069,659	Uniform Mortgage-Backed Security, Pool # SD0742, 2.50%, due 11/01/51	918,249
461,501	Uniform Mortgage-Backed Security, Pool # SD0815, 3.00%, due 01/01/52	410,327
462,921	Uniform Mortgage-Backed Security, Pool # SD0905, 3.00%, due 03/01/52	411,151
591,016	Uniform Mortgage-Backed Security, Pool # SD1050, 4.50%, due 07/01/52	571,209
3,139,431	Uniform Mortgage-Backed Security, Pool # SD1217, 2.00%, due 03/01/52	2,580,512
3,309,344	Uniform Mortgage-Backed Security, Pool # SD1265, 4.50%, due 06/01/52	3,191,478
1,474,587	Uniform Mortgage-Backed Security, Pool # SD1446, 4.50%, due 08/01/52	1,426,993
370,700	Uniform Mortgage-Backed Security, Pool # SD1454, 4.50%, due 08/01/52	359,194
1,855,242	Uniform Mortgage-Backed Security, Pool # SD1475, 4.50%, due 08/01/52	1,795,363
2,823,786	Uniform Mortgage-Backed Security, Pool # SD1483, 4.00%, due 08/01/52	2,680,777
1,015,570	Uniform Mortgage-Backed Security, Pool # SD1517, 4.50%, due 09/01/52	984,048
936,723	Uniform Mortgage-Backed Security, Pool # SD1606, 4.50%, due 09/01/52	905,330
1,014,431	Uniform Mortgage-Backed Security, Pool # SD1695, 5.00%, due 10/01/52	996,938
3,925,404	Uniform Mortgage-Backed Security, Pool # SD1809, 4.50%, due 09/01/52	3,798,709
503,971	Uniform Mortgage-Backed Security, Pool # SD1944, 5.00%, due 12/01/52	496,447
822,682	Uniform Mortgage-Backed Security, Pool # SD1999, 5.00%, due 12/01/52	808,495
1,016,967	Uniform Mortgage-Backed Security, Pool # SD2032, 5.00%, due 12/01/52	1,003,516
3,413,225	Uniform Mortgage-Backed Security, Pool # SD2172, 5.50%, due 02/01/53	3,411,149
1,815,354	Uniform Mortgage-Backed Security, Pool # SD2318, 5.00%, due 02/01/53	1,781,765
2,569,490	Uniform Mortgage-Backed Security, Pool # SD2381, 5.50%, due 03/01/53	2,576,040
3,294,522	Uniform Mortgage-Backed Security, Pool # SD7543, 2.50%, due 08/01/51	2,829,845
3,222,307	Uniform Mortgage-Backed Security, Pool # SD7544, 3.00%, due 07/01/51	2,870,095
2,587,755	Uniform Mortgage-Backed Security, Pool # SD7548, 2.50%, due 11/01/51	2,220,629
1,794,263	Uniform Mortgage-Backed Security, Pool # SD7551, 3.00%, due 01/01/52	1,596,017
2,758	Uniform Mortgage-Backed Security, Pool # SD8025, 3.50%, due 11/01/49	2,548
1,054,237	Uniform Mortgage-Backed Security, Pool # SD8075, 3.50%, due 07/01/50	970,467
4,348,796	Uniform Mortgage-Backed Security, Pool # SD8090, 2.00%, due 09/01/50	3,580,670
799,565	Uniform Mortgage-Backed Security, Pool # SD8104, 1.50%, due 11/01/50	619,159
390,942	Uniform Mortgage-Backed Security, Pool # SD8113, 2.00%, due 12/01/50	321,808
566,002	Uniform Mortgage-Backed Security, Pool # SD8121, 2.00%, due 01/01/51	465,971
34,713	Uniform Mortgage-Backed Security, Pool # SD8140, 2.00%, due 04/01/51	28,455
3,479,437	Uniform Mortgage-Backed Security, Pool # SD8141, 2.50%, due 04/01/51	2,969,295
1,023,104	Uniform Mortgage-Backed Security, Pool # SD8151, 2.50%, due 06/01/51	869,547
1,402,213	Uniform Mortgage-Backed Security, Pool # SD8183, 2.50%, due 12/01/51	1,191,963
5,481,386	Uniform Mortgage-Backed Security, Pool # SD8189, 2.50%, due 01/01/52	4,658,917
375,902	Uniform Mortgage-Backed Security, Pool # SD8221, 3.50%, due 06/01/52	342,899
2,974,230	Uniform Mortgage-Backed Security, Pool # SD8227, 4.00%, due 07/01/52	2,794,605
2,559,403	Uniform Mortgage-Backed Security, Pool # SD8231, 4.50%, due 07/01/52	2,462,813
5,360,592	Uniform Mortgage-Backed Security, Pool # SD8236, 3.50%, due 08/01/52	4,889,250

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,492,422	Uniform Mortgage-Backed Security, Pool # SD8237, 4.00%, due 08/01/52	1,402,134
472,418	Uniform Mortgage-Backed Security, Pool # SD8278, 6.00%, due 12/01/52	476,778
1,157,768	Uniform Mortgage-Backed Security, Pool # ZM1609, 2.00%, due 03/01/51	949,528
784,487	Uniform Mortgage-Backed Security, Pool # ZM1609, 3.50%, due 09/01/46	731,518
236,376	Uniform Mortgage-Backed Security, Pool # ZS4727, 4.00%, due 07/01/47	225,509
148,914	Uniform Mortgage-Backed Security, Pool # ZS4760, 4.00%, due 03/01/48	141,711
1,296,644	Uniform Mortgage-Backed Security, Pool # ZS4763, 3.50%, due 04/01/48	1,197,450
4,686,985	Uniform Mortgage-Backed Security, Pool # ZS7930, 3.00%, due 01/01/33	4,414,999
407,172	Uniform Mortgage-Backed Security, Pool # ZT0657, 6.00%, due 07/01/40	422,972
190,626	Uniform Mortgage-Backed Security, Pool # ZT1748, 5.00%, due 01/01/49	189,873
362,124	Uniform Mortgage-Backed Security, Pool # ZT2100, 3.00%, due 04/01/47	324,794
12,457,000	Uniform Mortgage-Backed Security TBA, 4.50%, due 07/13/53	11,977,211
11,903,000	Uniform Mortgage-Backed Security TBA, 5.00%, due 07/13/53	11,664,010
561,000	Uniform Mortgage-Backed Security TBA, 5.50%, due 07/13/53	558,326
		468,418,584
	Municipal Obligations — 1.1%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	57,186
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	421,519
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,426,875
1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,124,341
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(f)	83,802
337,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	252,810
1,447,413	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	1,394,099
715,000	Michigan Finance Authority, 2.37%, due 09/01/49(b)	711,502
456,000	Michigan State University, 4.17%, due 08/15/22(f)	361,314
347,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	397,009
2,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	1,768
980,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.77%, due 08/01/36	1,030,817
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,413,656
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,195,000
330,000	State Board of Administration Finance Corp., 1.71%, due 07/01/27	292,336
885,000	State of California, 7.50%, due 04/01/34	1,079,315
655,000	State of California, 7.55%, due 04/01/39	826,813
935,000	State of Connecticut, 3.98%, due 06/15/29	904,948
1,785,000	State of Connecticut, 4.51%, due 05/15/28	1,774,837
1,690,000	University of Michigan, 4.45%, due 04/01/22(f)	1,470,337
595,000	University of Virginia, 2.58%, due 11/01/51	396,854
185,000	University of Virginia, 4.18%, due 09/01/17(f)	150,862
		17,768,000
	Sovereign Debt Obligations — 0.3%
734,000	Argentina Government International Bonds, 3.50%, due 07/09/41	237,031
595,000	Bank Gospodarstwa Krajowego, 5.38%, due 05/22/33 144A	592,606
200,000	Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	167,702
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	201,852
450,000	Indonesia Government International Bonds, 3.50%, due 01/11/28	425,066
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
200,000		Japan Bank for International Cooperation, 3.38%, due 10/31/23	198,504
200,000		Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	191,307
200,000		Korea National Oil Corp., 4.75%, due 04/03/26 144A	196,240
205,000		Korea National Oil Corp., 4.88%, due 04/03/28 144A	203,106
290,000		Mexico Government International Bonds, 3.50%, due 02/12/34	243,620
45,000		Peruvian Government International Bonds, 2.78%, due 01/23/31	38,581
340,000		Province of Alberta, 1.30%, due 07/22/30	276,852
210,000		Province of Alberta, 3.30%, due 03/15/28	199,649
100,000		Province of Manitoba, 2.13%, due 06/22/26	92,788
220,000		Province of Quebec, 2.75%, due 04/12/27	205,789
671,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	669,904
314,000	EUR	Saudi Government International Bonds, 0.75%, due 07/09/27 144A	303,689
789,000		Saudi Government International Bonds, 4.38%, due 04/16/29 144A	769,530
			5,213,816
		U.S. Government and Agency Obligations — 18.0%
75,000		Federal National Mortgage Association, 0.88%, due 08/05/30	60,328
210,000		Federal National Mortgage Association, 2.50%, due 02/05/24	206,293
310,000		Federal National Mortgage Association, 4.87%, due 03/17/31(l)	222,801
545,000		Federal National Mortgage Association, 6.63%, due 11/15/30	632,718
210,000		Tennessee Valley Authority, 1.50%, due 09/15/31	169,837
60,000		Tennessee Valley Authority, 7.13%, due 05/01/30	69,916
1,154,000		U.S. Treasury Bonds, 1.13%, due 08/15/40	742,933
6,965,000		U.S. Treasury Bonds, 1.25%, due 05/15/50	3,920,397
12,003,000		U.S. Treasury Bonds, 1.75%, due 08/15/41	8,441,485
3,390,000		U.S. Treasury Bonds, 1.88%, due 02/15/41	2,464,504
2,678,000		U.S. Treasury Bonds, 1.88%, due 02/15/51	1,774,593
243,200		U.S. Treasury Bonds, 1.88%, due 11/15/51	160,645
13,330,000		U.S. Treasury Bonds, 2.00%, due 11/15/41	9,766,828
6,850,000		U.S. Treasury Bonds, 2.00%, due 02/15/50	4,699,608
6,585,000		U.S. Treasury Bonds, 2.00%, due 08/15/51	4,491,176
23,745,000		U.S. Treasury Bonds, 2.25%, due 05/15/41(n)	18,306,375
4,530,000		U.S. Treasury Bonds, 2.25%, due 08/15/49	3,294,159
9,069,000		U.S. Treasury Bonds, 2.25%, due 02/15/52	6,557,666
18,970,000		U.S. Treasury Bonds, 2.38%, due 02/15/42	14,778,075
605,000		U.S. Treasury Bonds, 2.38%, due 11/15/49	452,131
70,000		U.S. Treasury Bonds, 2.50%, due 02/15/45	54,232
9,805,000		U.S. Treasury Bonds, 3.00%, due 02/15/49	8,298,439
32,905,000		U.S. Treasury Bonds, 3.00%, due 08/15/52	27,989,816
33,009,000		U.S. Treasury Bonds, 3.38%, due 08/15/42	29,977,587
2,669,000		U.S. Treasury Bonds, 3.38%, due 11/15/48	2,413,256
915,900		U.S. Treasury Bonds, 3.63%, due 08/15/43	860,159
11,809,000		U.S. Treasury Bonds, 3.63%, due 02/15/53	11,336,640
514,000		U.S. Treasury Bonds, 3.63%, due 05/15/53	494,083
13,816,000		U.S. Treasury Bonds, 3.88%, due 05/15/43	13,483,553
20,863,000		U.S. Treasury Bonds, 4.00%, due 11/15/42	20,739,126
6,135,000		U.S. Treasury Bonds, 4.00%, due 11/15/52	6,303,713
2,428,534		U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2,179,402
13,736,000		U.S. Treasury Notes, 2.75%, due 08/15/32	12,595,000

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
9,672,000	U.S. Treasury Notes, 3.38%, due 05/15/33	9,328,946
24,813,000	U.S. Treasury Notes, 3.50%, due 01/31/28	24,098,657
112,000	U.S. Treasury Notes, 3.63%, due 05/31/28	109,559
16,493,000	U.S. Treasury Notes, 3.75%, due 05/31/30	16,264,933
456,000	U.S. Treasury Notes, 3.75%, due 06/30/30	449,819
15,060,000	U.S. Treasury Notes, 3.88%, due 04/30/25	14,768,212
5,929,000	U.S. Treasury STRIPS, 4.50%, due 08/15/30(l)	4,469,437
1,395,000	U.S. Treasury STRIPS, 5.47%, due 02/15/39(l)	743,797
2,310,000	U.S. Treasury STRIPS, 5.65%, due 02/15/40(l)	1,176,558
3,430,000	U.S. Treasury STRIPS, 5.77%, due 11/15/40(l)	1,690,044
1,695,000	U.S. Treasury STRIPS, 5.91%, due 02/15/41(l)	819,150
7,215,000	U.S. Treasury STRIPS, 6.06%, due 11/15/41(l)	3,366,000
1,975,000	U.S. Treasury STRIPS, 6.14%, due 05/15/42(l)	901,268
1,750,000	U.S. Treasury STRIPS, 6.22%, due 11/15/42(l)	781,813
4,925,000	U.S. Treasury STRIPS, 6.25%, due 02/15/43(l)	2,178,184
726,000	U.S. Treasury STRIPS, 6.35%, due 11/15/43(l)	311,294
2,395,000	U.S. Treasury STRIPS, 6.43%, due 08/15/44(l)(n)	998,220
		300,393,365
	TOTAL DEBT OBLIGATIONS (COST $1,790,120,381)	1,655,639,140

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*(i)(k)	26,796
	TOTAL COMMON STOCK (COST $234,312)	26,796

Par Value	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.5%
	Mutual Fund - Securities Lending Collateral — 1.5%
24,598,625	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(o)(p)	24,598,625
	TOTAL SHORT-TERM INVESTMENT (COST $24,598,625)	24,598,625
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 100.6% (Cost $1,814,953,318)	1,680,264,561
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value	Description	Value ($)
	TBA SALE COMMITMENTS — (0.1)%
(1,500,000)	Uniform Mortgage-Backed Security TBA, 5.00%, due 07/13/53	(1,469,883)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $1,475,859)	(1,469,883)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 100.5% (Cost $1,813,477,459)	1,678,794,678
	Other Assets and Liabilities (net) — (0.5)%	(8,414,188)
	NET ASSETS — 100.0%	$1,670,380,490

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable or floating rate note. Rate shown is as of June 30, 2023.
(d)	All or a portion of this security is out on loan.
(e)	Security is perpetual and has no stated maturity date.
(f)	Year of maturity is greater than 2100.
(g)	When-issued security.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(i)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(j)	Security is currently in default.
(k)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $27,120 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at June 30, 2023 was $1,799,867.

(l)	Interest rate presented is yield to maturity.
(m)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(n)	All or a portion of this security is pledged for open futures and open centrally cleared swaps collateral.
(o)	The rate disclosed is the 7-day net yield as of June 30, 2023.
(p)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $316,169,072 which represents 18.9% of net assets.

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	12,883,127	USD	14,062,668	07/05/23	Barclays Bank PLC	$(7,172)
USD	14,082,549	EUR	12,883,128	08/02/23	Barclays Bank PLC	7,807
USD	13,893,399	EUR	12,883,127	07/05/23	JPMorgan Chase Bank N.A.	(162,098)
						$(161,463)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
318	U.S. Treasury Note 10-Year	Sep 2023	$35,700,469	$(604,971)
76	U.S. Treasury Note 2-Year	Sep 2023	15,454,125	(201,792)
369	U.S. Treasury Note 5-Year	Sep 2023	39,517,594	(666,855)
				$(1,473,618)
Sales
324	U.S. Long Bond	Sep 2023	$41,117,625	$157,836
91	U.S. Ultra 10-Year	Sep 2023	10,777,812	174,954
2	U.S. Ultra Bond	Sep 2023	272,438	(2,316)
				$330,474
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
4.95%	Annual	SOFR	Annual	03/08/25	$—	USD	3,816,000	$(3,906)	$(3,906)
5.09%	Annual	SOFR	Annual	03/10/25	—	USD	10,650,000	13,340	13,340
5.11%	Annual	SOFR	Annual	03/09/25	—	USD	4,664,000	7,460	7,460
									$16,894

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Abbreviations
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.1
Equities	0.0*
Swaps	0.0*
Futures Contracts	(0.1)
TBA Sale Commitments	(0.1)
Forward Foreign Currency Contracts	(0.8)
Short-Term Investment	1.5
Other Assets and Liabilities (net)	0.4
100.0

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2023 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 95.4%
	Asset Backed Securities — 6.9%
220,000	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 6.96% (3 mo. USD Term SOFR + 2.00%), due 04/20/36(b) 144A	220,788
649,589	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 5.80% (1 mo. USD LIBOR + 0.65%), due 12/25/35(b)	583,098
255,000	AIG CLO Ltd., Series 2019-1A, Class BR, 6.83% (3 mo. USD Term SOFR + 1.85%), due 04/18/35(b) 144A	246,011
500,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class DR, 7.89% (3 mo. USD Term SOFR + 2.90%), due 01/17/32(b) 144A	473,587
650,000	Alinea CLO Ltd., Series 2018-1A, Class D, 8.35% (3 mo. USD LIBOR + 3.10%), due 07/20/31(b) 144A	611,371
1,000,000	AMMC CLO Ltd., Series 2022-27A, Class D, 10.61% (3 mo. USD Term SOFR + 6.01%), due 01/20/36(b) 144A	994,247
3,640,000	Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, 6.43% (3 mo. USD LIBOR + 1.17%), due 07/15/34(b) 144A	3,563,080
300,000	Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class E, 10.77% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	255,173
1,000,000	Apex Credit CLO Ltd., Series 2019-1A, Class BR, 7.66% (3 mo. USD LIBOR + 2.40%), due 04/18/32(b) 144A	957,048
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 12.00% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	394,358
850,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	839,510
250,000	ARES XXXIIR CLO Ltd., Series 2014-32RA, Class C, 8.22% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	225,707
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.71% (1 mo. USD LIBOR + 0.42%), due 07/25/36(b)	648,735
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	381,826
500,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 8.35% (3 mo. USD LIBOR + 3.10%), due 10/20/34(b) 144A	449,095
550,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, 8.72% (3 mo. USD Term SOFR + 3.65%), due 04/22/35(b) 144A	500,442
1,050,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class AN, 6.57% (3 mo. USD Term SOFR + 1.83%), due 04/16/36(b) 144A	1,050,669
500,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 9.64% (3 mo. USD Term SOFR + 4.90%), due 04/16/36(b) 144A	497,106
1,000,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class D, 12.16% (3 mo. USD Term SOFR + 7.11%), due 04/20/35(b) 144A	928,002
275,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 8.40% (3 mo. USD LIBOR + 3.15%), due 04/20/31(b) 144A	259,591
415,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 6.81% (3 mo. USD LIBOR + 1.55%), due 07/15/32(b) 144A	406,167
250,000	Barings CLO Ltd., Series 2016-2A, Class ER2, 11.75% (3 mo. USD LIBOR + 6.50%), due 01/20/32(b) 144A	223,504
850,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 12.12% (3 mo. USD LIBOR + 6.86%), due 07/25/34(b) 144A	781,391
250,000	Bristol Park CLO Ltd., Series 2016-1A, Class ER, 12.26% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	221,969
800,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, 6.38% (3 mo. USD LIBOR + 1.12%), due 07/18/34(b) 144A	787,227
650,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class DR, 8.36% (3 mo. USD LIBOR + 3.10%), due 07/18/34(b) 144A	588,580

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
280,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.67% (3 mo. USD LIBOR + 6.41%), due 04/15/34(b) 144A	249,322
500,000	Canyon CLO Ltd., Series 2020-1A, Class BR, 6.96% (3 mo. USD LIBOR + 1.70%), due 07/15/34(b) 144A	485,525
255,000	Canyon CLO Ltd., Series 2021-4A, Class B, 6.96% (3 mo. USD LIBOR + 1.70%), due 10/15/34(b) 144A	248,300
1,300,000	Carlyle U.S. CLO Ltd., Series 2019-2A, Class DR, 11.76% (3 mo. USD LIBOR + 6.50%), due 07/15/32(b) 144A	1,208,051
1,475,000	Carlyle U.S. CLO Ltd., Series 2019-4A, Class A2R, 6.74% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,426,652
510,000	Carlyle U.S. CLO Ltd., Series 2021-8A, Class B, 6.91% (3 mo. USD LIBOR + 1.65%), due 10/15/34(b) 144A	497,192
1,060,000	CarVal CLO VII-C Ltd., Series 2023-1A, Class A1, 6.88% (3 mo. USD Term SOFR + 2.20%), due 01/20/35(b) 144A	1,060,980
750,000	Catskill Park CLO Ltd., Series 2017-1A, Class D, 11.25% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	626,047
1,020,000	CBAM CLO Ltd., Series 2018-6A, Class B2R, 7.35% (3 mo. USD Term SOFR + 2.36%), due 01/15/31(b) 144A	1,002,795
275,000	CIFC Funding CLO Ltd., Series 2012-2RA, Class B, 6.80% (3 mo. USD Term SOFR + 1.81%), due 01/20/28(b) 144A	270,430
250,000	CIFC Funding CLO Ltd., Series 2017-1A, Class D, 8.76% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	246,683
700,000	CIFC Funding CLO Ltd., Series 2017-3A, Class C, 8.90% (3 mo. USD LIBOR + 3.65%), due 07/20/30(b) 144A	668,670
750,000	CIFC Funding CLO Ltd., Series 2018-1A, Class C, 7.01% (3 mo. USD LIBOR + 1.75%), due 04/18/31(b) 144A	720,953
919,200	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.64%, due 04/20/49 144A	866,767
1,500,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, 7.91% (3 mo. USD LIBOR + 2.65%), due 04/18/31(b) 144A	1,376,415
900,000	Dryden 70 CLO Ltd., Series 2018-70A, Class E, 11.31% (3 mo. USD LIBOR + 6.05%), due 01/16/32(b) 144A	795,961
630,000	Eaton Vance CLO Ltd., Series 2020-2A, Class ER, 11.76% (3 mo. USD LIBOR + 6.50%), due 01/15/35(b) 144A	603,872
350,000	Elmwood CLO XI Ltd., Series 2021-4A, Class B, 6.85% (3 mo. USD LIBOR + 1.60%), due 10/20/34(b) 144A	342,463
258,672	Falcon Aerospace Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42(b) 144A	243,896
250,000	Fortress Credit BSL CLO XII Ltd., Series 2021-4A, Class E, 12.39% (3 mo. USD LIBOR + 7.13%), due 10/15/34(b) 144A	218,854
1,290,000	FS Rialto Issuer CLO LLC, Series 2022-FL7, Class A, 7.99% (1 mo. USD Term SOFR + 2.90%), due 10/19/39(b) 144A	1,285,747
1,060,000	Generate CLO 7 Ltd., Series 7A, Class B1, 7.12% (3 mo. USD LIBOR + 1.85%), due 01/22/33(b) 144A	1,044,523
250,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 8.21% (3 mo. USD LIBOR + 2.95%), due 10/15/30(b) 144A	232,711
750,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class D, 8.10% (3 mo. USD LIBOR + 2.85%), due 04/20/30(b) 144A	719,895
380,000	Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 11.95% (3 mo. USD LIBOR + 6.70%), due 07/20/34(b) 144A	355,541
220,000	Golub Capital Partners CLO 66B Ltd., Series 2023-66A, Class A, 6.93% (3 mo. USD Term SOFR + 1.95%), due 04/25/36(b) 144A	219,506
250,000	Greenwood Park CLO Ltd., Series 2018-1A, Class E, 10.21% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	195,766
250,000	Greywolf CLO II Ltd., Series 2019-1RA, Class CR, 8.90% (3 mo. USD Term SOFR + 3.91%), due 04/17/34(b) 144A	230,556
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
255,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 6.96% (3 mo. USD Term SOFR + 1.89%), due 04/26/31(b) 144A	250,203
750,000	Greywolf CLO VI Ltd., Series 2018-1A, Class D, 11.08% (3 mo. USD Term SOFR + 6.01%), due 04/26/31(b) 144A	649,138
70,915	GSAA Home Equity Trust, Series 2007-7, Class A4, 5.69% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	68,079
290,000	Halsey Point CLO I Ltd., Series 2019-1A, Class F, 13.45% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	247,436
200,000	Hayfin US CLO XII Ltd., Series 2018-9A, Class BR, 7.07% (3 mo. USD LIBOR + 1.80%), due 04/28/31(b) 144A	193,767
1,765,000	HPS Loan Management Ltd., Series 2023-18A, Class B, 8.21% (3 mo. USD Term SOFR + 2.95%), due 07/20/36(b) 144A	1,765,882
204,298	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 6.84% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	193,811
400,000	KKR CLO 14 Ltd., Series 14, Class BR, 7.06% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	394,516
870,000	KREF CLO Ltd., Series 2022-FL3, Class A, 6.53% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	851,953
172,135	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 6.43% (1 mo. USD LIBOR + 1.28%), due 02/25/35(b)	166,086
425,000	Madison Park Funding CLO XLVIII Ltd., Series 2017-25A, Class A2R, 6.91% (3 mo. USD LIBOR + 1.65%), due 04/25/29(b) 144A	418,987
250,000	Madison Park Funding CLO XXV Ltd., Series 2021-48A, Class B, 6.72% (3 mo. USD LIBOR + 1.45%), due 04/19/33(b) 144A	244,972
1,405,000	Madison Park Funding CLO XXXIX Ltd., Series 2021-39A, Class D, 8.32% (3 mo. USD LIBOR + 3.05%), due 10/22/34(b) 144A	1,318,973
400,000	Magnetite CLO XII Ltd., Series 2015-12A, Class ER, 10.94% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	362,858
500,000	Magnetite CLO XXII Ltd., Series 2019-22A, Class DR, 8.36% (3 mo. USD LIBOR + 3.10%), due 04/15/31(b) 144A	479,962
1,435,000	Magnetite CLO XXIV Ltd., Series 2019-24A, Class BR, 6.74% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,381,347
2,160,000	Magnetite CLO XXVII Ltd., Series 2020-27A, Class AR, 6.39% (3 mo. USD LIBOR + 1.14%), due 10/20/34(b) 144A	2,124,321
585,679	Magnolia Finance X DAC, Series 2020-1, 3.98%, due 08/13/24 144A	565,250
250,000	Marathon CLO 14 Ltd., Series 2019-2A, Class BA, 8.55% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	243,464
496,244	Midocean Credit CLO VIII, Series 2018-8A, Class A1R, 6.43% (3 mo. USD LIBOR + 1.05%), due 02/20/31(b) 144A	491,991
430,129	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	383,741
602,599	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	520,118
894,889	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 5.44% (1 mo. USD LIBOR + 0.29%), due 01/25/33(b)	826,260
370,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	343,915
250,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.18% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	222,631
250,000	Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class DR, 8.11% (3 mo. USD LIBOR + 2.85%), due 10/18/29(b) 144A	235,886
750,000	Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, 8.16% (3 mo. USD LIBOR + 2.90%), due 10/16/33(b) 144A	703,228
500,000	Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class CR, 7.15% (3 mo. USD Term SOFR + 2.10%), due 01/20/35(b) 144A	476,391

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
2,805,000	Neuberger Berman Loan Advisers CLO 36 Ltd., Series 2020-36A, Class A1R, 6.50% (3 mo. USD LIBOR + 1.25%), due 04/20/33(b) 144A	2,780,784
480,000	Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class E, 11.26% (3 mo. USD LIBOR + 6.00%), due 10/16/34(b) 144A	448,248
700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 7.81% (3 mo. USD LIBOR + 2.55%), due 10/15/34(b) 144A	675,905
750,000	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.01% (3 mo. USD LIBOR + 3.75%), due 10/15/34(b) 144A	680,914
650,000	Ocean Trails CLO X, Series 2020-10A, Class ER, 12.83% (3 mo. USD LIBOR + 7.57%), due 10/15/34(b) 144A	581,143
930,000	Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, 6.78% (3 mo. USD Term SOFR + 2.00%), due 01/20/35(b) 144A	928,909
1,285,000	OCP CLO Ltd., Series 2015-9A, Class BR2, 6.74% (3 mo. USD Term SOFR + 1.75%), due 01/15/33(b) 144A	1,241,787
325,000	Octagon Investment Partners CLO 35 Ltd., Series 2018-1A, Class C, 7.85% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	292,918
275,000	OHA Credit Funding CLO 2 Ltd., Series 2019-2A, Class BR, 6.86% (3 mo. USD LIBOR + 1.60%), due 04/21/34(b) 144A	269,429
1,000,000	OHA Credit Funding CLO 4 Ltd., Series 2019-4A, Class BR, 6.92% (3 mo. USD LIBOR + 1.65%), due 10/22/36(b) 144A	975,074
500,000	OHA Credit Funding CLO 7 Ltd., Series 2020-7A, Class AR, 6.33% (3 mo. USD Term SOFR + 1.30%), due 02/24/37(b) 144A	490,351
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 6.08% (1 mo. USD LIBOR + 0.93%), due 08/25/35(b)	672,159
250,000	Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, 7.05% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	246,841
605,000	OZLM CLO XXIII Ltd., Series 2019-23A, Class B1R, 7.11% (3 mo. USD LIBOR + 1.85%), due 04/15/34(b) 144A	584,716
2,335,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 6.41% (3 mo. USD LIBOR + 1.15%), due 07/15/34(b) 144A	2,297,290
300,000	Palmer Square CLO Ltd., Series 2021-4A, Class B, 6.91% (3 mo. USD LIBOR + 1.65%), due 10/15/34(b) 144A	293,474
250,000	Palmer Square Loan Funding CLO Ltd., Series 2021-2A, Class A2, 6.63% (3 mo. USD LIBOR + 1.25%), due 05/20/29(b) 144A	247,391
250,000	Palmer Square Loan Funding CLO Ltd., Series 2021-2A, Class B, 6.78% (3 mo. USD LIBOR + 1.40%), due 05/20/29(b) 144A	244,558
890,000	Palmer Square Loan Funding CLO Ltd., Series 2022-3A, Class C, 10.39% (3 mo. USD Term SOFR + 5.40%), due 04/15/31(b) 144A	893,353
250,000	Parallel CLO Ltd., Series 2017-1A, Class CR, 7.25% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	239,993
575,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class B, 7.01% (3 mo. USD LIBOR + 1.75%), due 07/15/34(b) 144A	553,955
390,000	Peace Park CLO Ltd., Series 2021-1A, Class E, 11.25% (3 mo. USD LIBOR + 6.00%), due 10/20/34(b) 144A	356,651
438,150	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	419,306
1,005,000	PPM CLO Ltd., Series 2018-1A, Class B2, 7.11% (3 mo. USD LIBOR + 1.85%), due 07/15/31(b) 144A	989,225
275,719	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 3.82% (1 mo. USD LIBOR + 0.88%), due 08/25/33(b)	249,315
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 5.77% (1 mo. USD LIBOR + 0.62%), due 03/25/36(b)	1,078,565
1,485,000	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 6.48% (3 mo. USD LIBOR + 1.10%), due 05/20/31(b) 144A	1,470,509
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
325,000	Rockford Tower CLO Ltd., Series 2021-3A, Class B, 7.00% (3 mo. USD LIBOR + 1.75%), due 10/20/34(b) 144A	312,638
720,000	RR CLO 18 Ltd., Series 2021-18A, Class D, 11.51% (3 mo. USD LIBOR + 6.25%), due 10/15/34(b) 144A	687,421
180,000	Saranac CLO III Ltd., Series 2014-3A, Class DR, 8.77% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	145,618
430,000	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.50% (3 mo. USD LIBOR + 7.25%), due 07/20/34(b) 144A	380,361
515,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 8.15% (3 mo. USD LIBOR + 2.90%), due 04/20/34(b) 144A	481,885
63,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 8.66%, due 06/15/32(c)	62,770
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 8.65%, due 03/15/33(c)	51,960
636,379	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	579,654
1,500,000	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,467,116
2,600,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 6.44% (3 mo. USD LIBOR + 1.18%), due 10/25/34(b) 144A	2,532,262
940,000	Southwick Park CLO LLC, Series 2019-4A, Class DR, 8.20% (3 mo. USD LIBOR + 2.95%), due 07/20/32(b) 144A	867,610
672,210	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	597,960
1,050,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class A, 7.24% (3 mo. USD Term SOFR + 2.33%), due 04/20/35(b) 144A	1,052,754
930,000	Symphony CLO Ltd., Series 2022-37A, Class A1A, 6.55% (3 mo. USD Term SOFR + 2.30%), due 10/20/34(b) 144A	932,134
1,000,000	Symphony CLO XXV Ltd., Series 2021-25A, Class D, 8.87% (3 mo. USD LIBOR + 3.60%), due 04/19/34(b) 144A	953,105
280,000	TCI-Symphony CLO Ltd., Series 2016-1A, Class DR2, 8.34% (3 mo. USD LIBOR + 3.10%), due 10/13/32(b) 144A	260,727
800,000	TCI-Symphony CLO Ltd., Series 2016-1A, Class ER2, 11.99% (3 mo. USD LIBOR + 6.75%), due 10/13/32(b) 144A	691,074
3,715,000	THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, 6.83% (3 mo. USD LIBOR + 1.45%), due 11/20/30(b) 144A	3,659,204
2,710,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 6.43% (3 mo. USD LIBOR + 1.18%), due 07/20/34(b) 144A	2,663,326
650,000	TSTAT CLO Ltd., Series 2022-2A, Class C, 9.31% (3 mo. USD Term SOFR + 4.80%), due 01/20/31(b) 144A	656,521
500,000	Venture 43 CLO Ltd., Series 2021-43A, Class D, 8.73% (3 mo. USD LIBOR + 3.47%), due 04/15/34(b) 144A	429,918
1,500,000	Verde CLO Ltd., Series 2019-1A, Class DR, 8.51% (3 mo. USD LIBOR + 3.25%), due 04/15/32(b) 144A	1,402,351
250,000	Voya CLO Ltd., Series 2016-3A, Class A1R, 6.45% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	247,845
660,000	Voya CLO Ltd., Series 2017-2A, Class A2AR, 6.91% (3 mo. USD LIBOR + 1.65%), due 06/07/30(b) 144A	646,701
260,000	Voya CLO Ltd., Series 2017-3A, Class DR, 12.20% (3 mo. USD LIBOR + 6.95%), due 04/20/34(b) 144A	236,499
350,000	Wellfleet CLO Ltd., Series 2017-2A, Class C, 8.65% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	316,602
255,000	Whitebox CLO I Ltd., Series 2019-1A, Class ANBR, 6.97% (3 mo. USD LIBOR + 1.70%), due 07/24/32(b) 144A	250,864
260,000	Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 6.49% (3 mo. USD LIBOR + 1.22%), due 10/24/34(b) 144A	256,314

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
1,120,000		Whitebox CLO IV Ltd., Series 2023-4A, Class A1, 6.93% (3 mo. USD Term SOFR + 2.15%), due 04/20/36(b) 144A	1,123,100
410,000		Whitehorse CLO XII Ltd., Series 2018-12A, Class D, 8.91% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	365,247
250,000		Wind River CLO Ltd., Series 2021-4A, Class B, 6.90% (3 mo. USD LIBOR + 1.65%), due 01/20/35(b) 144A	239,810
420,000		Z Capital Credit Partners CLO Ltd., Series 2021-1A, Class D, 9.46% (3 mo. USD LIBOR + 4.20%), due 07/15/33(b) 144A	384,521
			95,796,156
		Bank Loans — 11.4%
1,954,178		19th Holdings Golf LLC, 2022 Term Loan B, 8.52% (1 mo. USD Term SOFR + 3.35%), due 02/07/29(b)	1,908,987
400,000		Access CIG LLC, 2018 1st Lien Term Loan, 8.94% (1 mo. USD LIBOR + 3.75%), due 02/27/25(b)	395,800
1,160		ACProducts, Inc., 2021 Term Loan B, 9.78% (3 mo. USD LIBOR + 4.25%), due 05/17/28(b)	977
122,091		Acrisure LLC, 2020 Term Loan B, 8.69% (1 mo. USD LIBOR + 3.50%), due 02/15/27(b)	118,988
989,950		Acrisure LLC, 2021 First Lien Term Loan B, 9.43% (1 mo. USD LIBOR + 4.25%), due 02/15/27(b)	972,213
805,950		Acrisure LLC, 2022 Incremental Term Loan, 10.82% (3 mo. USD Term SOFR + 5.75%), due 02/15/27(b)	809,980
432,025	EUR	Adevinta ASA, EUR Term Loan B, 6.30% (3 mo. EUR EURIBOR + 2.75%), due 06/26/28(b)	470,161
136,653	EUR	Adevinta ASA, EUR Term Loan B, 6.35% (3 mo. EUR EURIBOR + 2.75%), due 06/26/28(b)	148,715
169,681		Adtalem Global Education Inc., 2021 Term Loan B, 9.19% (1 mo. USD LIBOR + 4.00%), due 08/12/28(b)	170,105
750,000		Agiliti Health, Inc., 2023 Term Loan, 8.16% (1 mo. USD Term SOFR + 3.00%), due 05/01/30(b)	747,656
775,918		Allen Media LLC, 2021 Term Loan B, 10.89% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	671,945
1,555,778		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.95% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	1,511,633
560,000		Allied Universal Holdco LLC, 2023 Term Loan B, 9.88% (3 mo. USD Term SOFR + 4.75%), due 05/12/28(b)	546,280
1,204,750		AllSpring Buyer LLC, Term Loan B, 8.53% (3 mo. USD LIBOR + 3.00%), due 11/01/28(b)	1,186,980
1,290,250		Amentum Government Services Holdings LLC, 2022 Term Loan, 9.15% (1 mo. USD Term SOFR + 4.00%), due 02/15/29(b)	1,264,445
489,627		Amentum Government Services Holdings LLC, Term Loan B, 9.22% (1 mo. USD Term SOFR + 4.00%), due 01/29/27(b)	483,506
1,710,562		American Airlines, Inc., 2021 Term Loan, 10.00% (3 mo. USD LIBOR + 4.75%), due 04/20/28(b)	1,751,799
1,282,053		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 8.72% (1 mo. USD Term SOFR + 3.50%), due 11/30/28(b)	1,272,438
1,258,552		AmWINS Group, Inc., 2021 Term Loan B, 7.44% (1 mo. USD LIBOR + 2.25%), due 02/19/28(b)	1,247,969
992,506		AmWINS Group, Inc., 2023 Incremental Term Loan B TBD, due 02/19/28(d)	991,162
343,765		Anticimex International AB, 2021 USD Term Loan B1, 8.45% (3 mo. USD Term SOFR + 3.40%), due 11/16/28(b)	340,328
145,929		Apollo Commercial Real Estate Finance, Inc. REIT, 2021 Incremental Term Loan B1, 8.58% (1 mo. USD Term SOFR + 3.50%), due 03/11/28(b)	132,795
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,471,207		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 9.54% (3 mo. USD LIBOR + 4.00%, 12.50% PIK), due 12/31/27(b)(e)(f)	1,294,368
1,305,940	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 7.42% (1 mo. EUR EURIBOR + 4.00%), due 11/24/27(b)	1,367,790
645,988		Aruba Investments, Inc., 2020 USD Term Loan, 9.19% (1 mo. USD LIBOR + 4.00%), due 11/24/27(b)	627,415
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 10.40% (1 mo. USD LIBOR + 5.25%), due 01/20/29(b)	759,825
494,224		Asurion LLC, 2021 Term Loan B9, 8.79% (3 mo. USD LIBOR + 3.25%), due 07/31/27(b)	470,594
608,429		Asurion LLC, 2022 Term Loan B10, 9.20% (1 mo. USD Term SOFR + 4.00%), due 08/19/28(b)	576,740
105,909		Athenahealth Group, Inc., 2022 Term Loan B, 8.59% (1 mo. USD Term SOFR + 3.50%), due 02/15/29(b)	101,578
1,476,730		Autokiniton US Holdings, Inc., 2021 Term Loan B, 9.58% (1 mo. USD Term SOFR + 4.50%), due 04/06/28(b)	1,470,638
1,240,000		Belron Finance US LLC, 2023 Term Loan, 7.83% (3 mo. USD Term SOFR + 2.75%), due 04/18/29(b)	1,242,325
1,118,000	EUR	Belron Luxembourg Sarl, 2021 EUR Term Loan B, 5.71% (3 mo. EUR EURIBOR + 2.43%), due 04/13/28(b)	1,220,174
287,207		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 8.86% (1 mo. USD Term SOFR+ 3.75%), due 07/02/29(b)	287,002
823,574		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 8.80% (3 mo. USD Term SOFR + 3.75%), due 07/02/29(b)	822,986
31,342		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 9.01% (3 mo. USD Term SOFR + 3.75%), due 07/02/29(b)	31,320
497,288		Brown Group Holding LLC, Term Loan B, 7.70% (1 mo. USD Term SOFR + 2.50%), due 06/07/28(b)	490,710
319,200		Caesars Entertainment Corp., Term Loan B, 8.45% (1 mo. USD Term SOFR + 3.25%), due 02/06/30(b)	319,579
414,692		Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, 8.22% (1 mo. USD Term SOFR + 3.00%), due 10/30/26(b)	414,433
660,604		Camelot U.S. Acquisition LLC, Term Loan B, 8.22% (1 mo. USD Term SOFR + 3.00%), due 10/30/26(b)	660,191
1,768,545		Cano Health LLC, 2022 Term Loan, 9.20% (1 mo. USD Term SOFR + 4.00%), due 11/23/27(b)	1,492,210
559,252		Cardinal Parent, Inc., 2020 Term Loan B, 9.89% (3 mo. USD LIBOR + 4.50%), due 11/12/27(b)	496,336
858,446	EUR	Carnival Corp., EUR Term Loan B, 7.17% (1 mo. EUR EURIBOR + 3.75%), due 06/30/25(b)	932,858
794,230		Carriage Purchaser, Inc., 2021 Term Loan B, 9.49% (1 mo. USD Term SOFR + 4.25%), due 09/30/28(b)	779,835
1,992,494		CDK Global, Inc., 2022 USD Term Loan B, 9.49% (3 mo. USD Term SOFR + 4.25%), due 07/06/29(b)	1,989,097
1,000,454		Cengage Learning, Inc., 2021 Term Loan B TBD, due 07/14/26(d)	982,508
878,620		Chamberlain Group, Inc., Term Loan B, 8.45% (1 mo. USD Term SOFR + 3.25%), due 11/03/28(b)	860,132
1,490,000		Cinemark USA, Inc., 2023 Term Loan B, 8.83% (1 mo. USD Term SOFR + 3.75%), due 05/24/30(b)	1,485,810
2,455,783		Citadel Securities LP, 2021 Term Loan B, 7.72% (1 mo. USD Term SOFR + 2.50%), due 02/02/28(b)	2,455,125
997,650		City Brewing Co. LLC, Closing Date Term Loan, 8.76% (3 mo. USD LIBOR + 3.50%), due 04/05/28(b)	658,449

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
900,000	Clarios Global LP, 2023 Incremental Term Loan, 8.85% (1 mo. USD Term SOFR + 3.75%), due 05/06/30(b)	897,750
972,238	Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.81% (3 mo. USD Term SOFR + 3.50%), due 08/21/26(b)	931,439
160,000	Cloudera, Inc., 2021 Second Lien Term Loan, 11.08% (1 mo. USD Term SOFR + 6.00%), due 10/08/29(b)	145,600
722,700	Clydesdale Acquisition Holdings, Inc., Term Loan B, 9.38% (1 mo. USD Term SOFR + 4.18%), due 04/13/29(b)	712,694
2,099,944	CommScope, Inc., 2019 Term Loan B, 8.44% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	2,018,571
175,968	CoreLogic, Inc., Term Loan, 8.75% (1 mo. USD LIBOR + 3.50%), due 06/02/28(b)	159,325
1,513,000	Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan, 10.52% (1 mo. USD Term SOFR + 5.25%), due 04/27/27(b)	1,516,783
591,905	CTC Holdings LP, Term Loan B, 10.34% (3 mo. USD Term SOFR + 5.00%), due 02/20/29(b)	580,066
1,705,621	DCert Buyer, Inc., 2019 Term Loan B, 9.26% (3 mo. USD Term SOFR + 4.00%), due 10/16/26(b)	1,696,561
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 12.26% (3 mo. USD Term SOFR + 7.00%), due 02/19/29(b)	857,046
840,272	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.99% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	816,376
288,100	Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 12.29% (3 mo. USD LIBOR + 6.75%), due 04/07/28(b)	271,174
2,757,606	DirecTV Financing LLC, Term Loan, 10.22% (1 mo. USD LIBOR + 5.00%), due 08/02/27(b)	2,701,960
1,655,318	Dun & Bradstreet Corp., Term Loan, 8.43% (1 mo. USD Term SOFR + 3.25%), due 02/06/26(b)	1,659,309
350,562	Electron BidCo, Inc., 2021 Term Loan, 8.22% (1 mo. USD Term SOFR + 3.00%), due 11/01/28(b)	349,598
1,096,633	Embecta Corp., Term Loan B, 8.34% (6 mo. USD Term SOFR + 3.00%), due 03/30/29(b)	1,090,293
224,839	Empire Today LLC, 2021 Term Loan B, 10.15% (1 mo. USD LIBOR + 5.00%), due 04/03/28(b)	178,934
531,807	Emrld Borrower LP, Term Loan B, 8.26% (3 mo. USD Term SOFR + 3.00%), due 05/31/30(b)	532,472
570,000	Emrld Borrower LP, Term Loan B TBD, due 05/31/30(d)	570,713
937,879	Endure Digital, Inc., Term Loan, 8.79% (3 mo. USD LIBOR + 3.50%), due 02/10/28(b)	870,469
337,725	EP Purchaser LLC, 2021 Term Loan B, 9.00% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	332,237
177,947	Equinox Holdings, Inc., 2020 Term Loan B2, 14.54% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	166,825
71,569	EyeCare Partners LLC, 2020 Term Loan, 9.25% (3 mo. USD Term SOFR + 3.75%), due 02/18/27(b)	53,251
440,000	EyeCare Partners LLC, 2021 2nd Lien Term Loan, 12.25% (3 mo. USD Term SOFR + 6.75%), due 11/15/29(b)	303,050
474,000	EyeCare Partners LLC, 2021 Incremental Term Loan, 9.25% (3 mo. USD Term SOFR + 3.75%), due 11/15/28(b)	349,338
995,000	EyeCare Partners LLC, 2022 Incremental Term Loan, 9.84% (3 mo. USD Term SOFR + 4.50%), due 11/15/28(b)	744,591
817,550	Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 8.61% (3 mo. USD Term SOFR + 3.25%), due 11/24/28(b)	816,273
190,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 13.60% (3 mo. USD LIBOR + 8.50%), due 03/30/28(b)	172,900
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
650,000		First Brands Group LLC, 2022 Incremental Term Loan, 10.25% (3 mo. USD Term SOFR + 5.00%), due 03/30/27(b)	634,563
480,426		Focus Financial Partners LLC, 2021 Term Loan B4, 7.60% (1 mo. USD Term SOFR + 2.50%), due 06/30/28(b)	475,521
113,573	EUR	Froneri International Ltd., 2020 EUR Term Loan B1, 5.07% (6 mo. EUR EURIBOR + 2.13%), due 01/29/27(b)	120,914
652,099		Gainwell Acquisition Corp., Term Loan B, 9.24% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	642,318
2,323,926		Garda World Security Corp., 2021 Term Loan B, 9.43% (1 mo. USD Term SOFR + 4.25%), due 10/30/26(b)	2,314,630
724,525		Garda World Security Corp., 2022 Term Loan B, 9.33% (1 mo. USD Term SOFR + 4.25%), due 02/01/29(b)	717,823
989,770		Genesee & Wyoming, Inc., Term Loan, 7.34% (3 mo. USD Term SOFR + 2.00%), due 12/30/26(b)	989,725
728,094		Geo Group, Inc., 2022 Tranche 1 Term Loan, TBD, due 03/23/27(d)	740,835
324,617		Global Medical Response, Inc., 2020 Term Loan B, 9.44% (1 mo. USD LIBOR + 4.25%), due 10/02/25(b)	185,496
868,436		Gray Television, Inc., 2021 Term Loan D, 8.27% (1 mo. USD Term SOFR + 3.00%), due 12/01/28(b)	851,501
2,484,843		Great Outdoors Group LLC, 2021 Term Loan B1, 8.94% (1 mo. USD LIBOR + 3.75%), due 03/06/28(b)	2,469,313
525,046		Greystone Select Financial LLC, Term Loan B, 10.27% (3 mo. USD LIBOR + 5.00%), due 06/16/28(b)	498,794
1,464,000		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 7.41% (3 mo. USD Term SOFR + 2.00%), due 11/15/27(b)	1,443,740
1,540,000		Harbor Freight Tools USA, Inc., 2021 Term Loan B, 7.97% (1 mo. USD Term SOFR + 2.75%), due 10/19/27(b)	1,521,713
377,150		Hayward Industries, Inc., 2022 Term Loan, 8.45% (1 mo. USD Term SOFR + 3.25%), due 05/30/28(b)	371,139
179,550		Howden Group Holdings Ltd., 2023 USD Term Loan B, 9.10% (1 mo. USD Term SOFR + 4.00%), due 04/18/30(b)	179,438
988,383		Hudson River Trading LLC, 2021 Term Loan, 8.22% (1 mo. USD Term SOFR + 3.00%), due 03/20/28(b)	964,909
1,214,564		II-VI, Inc., 2022 Term Loan B, 7.97% (1 mo. USD Term SOFR + 2.75%), due 07/02/29(b)	1,215,575
620,500		Ingram Micro, Inc., 2021 Term Loan B, 9.04% (3 mo. USD LIBOR + 3.50%), due 06/30/28(b)	619,466
521,621		IXS Holdings, Inc., 2020 Term Loan B, 9.48% (3 mo. USD Term SOFR + 4.25%), due 03/05/27(b)	457,396
1,614,520		Jazz Financing Lux SARL, USD Term Loan, 8.86% (1 mo. USD LIBOR + 3.50%), due 05/05/28(b)	1,614,645
1,936,411		Jump Financial LLC, Term Loan B, 10.00% (3 mo. USD Term SOFR + 4.50%), due 08/07/28(b)	1,854,114
748,600		Knight Health Holdings LLC, Term Loan B, 10.44% (1 mo. USD LIBOR + 5.25%), due 12/23/28(b)	320,962
834,781		Lakeshore Intermediate LLC, Term Loan, 8.72% (1 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	830,607
300,847		Leslie's Poolmart, Inc., 2021 Term Loan B, 7.97% (1 mo. USD LIBOR + 2.75%), due 03/09/28(b)	300,513
1,072,500		LIDS Holdings, Inc., Term Loan, 10.87% (3 mo. USD Term SOFR + 5.50%), due 12/14/26(b)	1,008,150
476,000	EUR	Lonza Group AG, EUR Term Loan B, 7.52% (3 mo. EUR EURIBOR + 3.93%), due 07/03/28(b)	433,369

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
689,500		LRS Holdings LLC, Term Loan B, 9.47% (1 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	686,053
738,750		Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 10.03% (3 mo. USD LIBOR + 4.75%), due 07/27/28(b)	558,372
930,000		Magenta Buyer LLC, 2021 USD 2nd Lien Term Loan, 13.53% (3 mo. USD LIBOR + 8.25%), due 07/27/29(b)	613,800
2,463,583		MajorDrive Holdings IV LLC, Term Loan B, 9.50% (3 mo. USD LIBOR + 4.00%), due 06/01/28(b)	2,413,543
598,473		Mavis Tire Express Services Corp., 2021 Term Loan B, 9.22% (1 mo. USD Term SOFR + 4.00%), due 05/04/28(b)	593,611
539,631		McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 9.95% (1 mo. USD LIBOR + 4.75%), due 07/28/28(b)	506,831
399,242		McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 10.33% (6 mo. USD LIBOR + 4.75%), due 07/28/28(b)	374,976
942,628		Medline Borrower LP, USD Term Loan B, 8.35% (1 mo. USD Term SOFR + 3.25%), due 10/23/28(b)	933,033
1,089,000		MH Sub I LLC, 2023 Term Loan, 9.35% (1 mo. USD Term SOFR + 4.25%), due 05/03/28(b)	1,044,986
798,561		Michaels Cos., Inc., 2021 Term Loan B, 9.75% (3 mo. USD LIBOR + 4.25%), due 04/15/28(b)	708,723
2,005,920		MKS Instruments, Inc., 2022 USD Term Loan B, 7.94% (1 mo. USD Term SOFR + 2.75%), due 08/17/29(b)	2,005,920
182,123		MRI Software LLC, 2020 Term Loan, 11.04% (3 mo. USD LIBOR + 5.50%), due 02/10/26(b)	177,115
315,863		MRI Software LLC, 2020 Term Loan B, 10.84% (3 mo. USD Term SOFR + 5.50%), due 02/10/26(b)	303,229
1,502,308		NCL Corp. Ltd., 2022 Term Loan A3, Class C, 7.59% (3 mo. USD Term SOFR + 2.25%), due 01/02/25(b)	1,491,040
2,139,898		NCR Corp., 2019 Term Loan, 7.78% (3 mo. USD LIBOR + 2.50%), due 08/28/26(b)	2,127,861
1,350,000		Neptune Bidco U.S., Inc., 2022 USD Term Loan A TBD, due 04/11/29(d)	1,176,609
1,909,000		Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 10.00% (3 mo. USD Term SOFR + 5.00%), due 04/11/29(b)	1,686,682
623,000	EUR	Olympus Water U.S. Holding Corp., 2021 EUR Term Loan B, 7.60% (3 mo. EUR EURIBOR + 4.00%), due 11/09/28(b)	647,124
992,694		Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 9.25% (3 mo. USD Term SOFR + 3.75%), due 11/09/28(b)	957,950
911,400		One Call Corp., 2021 Term Loan, 10.83% (3 mo. USD LIBOR + 5.50%), due 04/22/27(b)	660,765
796,117	EUR	Organon & Co., EUR Term Loan B, 6.49% (3 mo. EUR EURIBOR + 3.00%), due 06/02/28(b)	862,321
463,498		Oscar AcquisitionCo LLC, Term Loan B, 9.84% (3 mo. USD Term SOFR + 4.50%), due 04/29/29(b)	453,504
413,711		Pacific Bells LLC, Term Loan B, 10.04% (3 mo. USD LIBOR + 4.50%), due 11/10/28(b)	406,126
1,019,285		Parexel International Corp., 2021 1st Lien Term Loan, 8.44% (1 mo. USD LIBOR + 3.25%), due 11/15/28(b)	1,012,823
843,331	EUR	Paysafe Holdings (US) Corp., EUR Term Loan B2, 6.42% (1 mo. EUR EURIBOR + 3.00%), due 06/28/28(b)	866,404
1,073,529		PECF USS Intermediate Holding III Corp., Term Loan B, 9.52% (3 mo. USD LIBOR + 4.25%), due 12/15/28(b)	873,510
563,069		Peraton Corp., 2nd Lien Term Loan B1, 12.98% (3 mo. USD Term SOFR + 7.75%), due 02/01/29(b)	547,233
2,491,584		Peraton Corp., Term Loan B, 8.95% (1 mo. USD Term SOFR + 3.75%), due 02/01/28(b)	2,452,875
2,013,629		PetSmart, Inc., 2021 Term Loan B, 8.83% (1 mo. USD Term SOFR + 3.75%), due 02/11/28(b)	2,015,306
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
989,848		Planview Parent, Inc., Term Loan, 9.50% (3 mo. USD Term SOFR + 4.00%), due 12/17/27(b)	943,139
893,250		Polyconcept Holding BV, Term Loan B, 10.60% (1 mo. USD Term SOFR + 5.50%), due 05/18/29(b)	849,257
161,211		Prime Security Services Borrower LLC, 2021 Term Loan, 7.94% (1 mo. USD LIBOR + 2.75%), due 09/23/26(b)	161,304
665,124		Proofpoint, Inc., 1st Lien Term Loan, 8.44% (1 mo. USD LIBOR + 3.25%), due 08/31/28(b)	651,729
602,375		Quikrete Holdings, Inc., 2021 Term Loan B1, 8.22% (1 mo. USD LIBOR + 3.00%), due 03/18/29(b)	603,504
1,032,631		R.R. Donnelley & Sons Co., 2023 Term Loan B, 12.45% (1 mo. USD Term SOFR + 7.25%), due 03/08/28(b)	1,027,790
9,407		R.R. Donnelley & Sons Co., 2023 Term Loan B, 14.50% (U.S. (Fed) Prime Rate + 6.25%), due 03/08/28(b)	9,363
784,485		Rackspace Technology Global, Inc., 2021 Term Loan B, 8.00% (1 mo. USD Term SOFR + 2.75%), due 02/15/28(b)	364,589
950,617		Rand Parent LLC, 2023 Term Loan B, 9.49% (3 mo. USD Term SOFR + 4.25%), due 03/17/30(b)	884,866
776,175		Redstone Holdco 2 LP, 2021 Term Loan, 10.01% (3 mo. USD LIBOR + 4.75%), due 04/27/28(b)	648,268
640,000		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 9.02% (3 mo. USD LIBOR + 3.75%), due 11/16/25(b)	595,200
285,062		Resolute Investment Managers, Inc., 2020 Term Loan C, 9.77% (3 mo. USD LIBOR + 4.25%), due 04/30/24(b)	210,946
941,000	EUR	Roper Industrial Products Investment Co. LLC, EUR Term Loan, 8.85% (3 mo. EUR EURIBOR + 5.25%), due 11/22/29(b)	1,010,377
1,545,000		Roper Industrial Products Investment Co. LLC, USD Term Loan, 9.74% (3 mo. USD Term SOFR + 4.50%), due 11/22/29(b)	1,540,655
943,443		RVR Dealership Holdings LLC, Term Loan B, 8.97% (1 mo. USD Term SOFR + 3.75%), due 02/08/28(b)	879,761
3,800,226		Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 8.85% (1 mo. USD Term SOFR + 3.75%), due 02/17/28(b)	3,781,521
908,193		Sinclair Television Group, Inc., 2022 Term Loan B4, 8.95% (1 mo. USD Term SOFR + 3.75%), due 04/21/29(b)	687,956
618,974		SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 8.80% (3 mo. USD Term SOFR + 3.75%), due 10/20/27(b)	643,578
845,729		Smyrna Ready Mix Concrete LLC, Term Loan B, 9.34% (1 mo. USD Term SOFR + 4.25%), due 04/02/29(b)	846,786
2,214,532		Solis IV BV, USD Term Loan B1, 8.67% (3 mo. USD Term SOFR + 3.50%), due 02/26/29(b)	2,111,419
760,000		Sotera Health Holdings LLC, 2023 Incremental Term Loan B, 8.82% (6 mo. USD Term SOFR + 3.75%), due 12/11/26(b)	760,950
585,046		Spencer Spirit IH LLC, Term Loan B, 11.20% (1 mo. USD Term SOFR + 6.00%), due 06/19/26(b)	579,634
1,019,553		SPX Flow, Inc., 2022 Term Loan, 9.70% (1 mo. USD Term SOFR + 4.50%), due 04/05/29(b)	1,005,109
488,223		Station Casinos LLC, 2020 Term Loan B, 7.45% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	487,482
470,800		Telenet Financing USD LLC, 2020 USD Term Loan AR, 7.19% (1 mo. USD LIBOR + 2.00%), due 04/30/28(b)	463,150
305,939		Thermostat Purchaser III, Inc., Term Loan, 9.91% (3 mo. USD Term SOFR + 4.50%), due 08/31/28(b)	299,820
668,325		Topgolf Callaway Brands Corp., Term Loan B, 8.70% (1 mo. USD Term SOFR + 3.50%), due 03/15/30(b)	667,824

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
744,801	Triton Water Holdings, Inc., Term Loan, 5.24% (3 mo. USD LIBOR + 0.00%), due 03/31/28(b)	722,644
182,979	TruGreen Ltd. Partnership, 2020 2nd Lien Term Loan, 13.77% (3 mo. USD LIBOR + 8.50%), due 11/02/28(b)	108,873
1,882,050	U.S. Renal Care, Inc., 2019 Term Loan B, 10.19% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	878,291
1,596,372	Uber Technologies, Inc., 2023 Term Loan B, 8.03% (3 mo. USD Term SOFR + 2.75%), due 03/03/30(b)	1,598,534
804,776	UFC Holdings LLC, 2021 Term Loan B, 8.05% (3 mo. USD LIBOR + 2.75%), due 04/29/26(b)	804,944
694,250	Ultimate Software Group, Inc., 2021 Term Loan, 8.27% (3 mo. USD Term SOFR + 3.25%), due 05/04/26(b)	682,263
757,064	United Airlines, Inc., 2021 Term Loan B, 9.29% (3 mo. USD LIBOR + 3.75%), due 04/21/28(b)	757,821
1,418,400	UST Holdings Ltd., Term Loan, 8.72% (1 mo. USD Term SOFR + 3.50%), due 11/20/28(b)	1,404,216
1,713,402	Verscend Holding Corp., 2021 Term Loan B, 9.22% (1 mo. USD LIBOR + 4.00%), due 08/27/25(b)	1,714,205
1,322,792	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 8.95% (1 mo. USD LIBOR + 3.75%), due 12/06/28(b)	1,325,437
1,339,721	Vertiv Group Corp., 2021 Term Loan B, 7.94% (1 mo. USD LIBOR + 2.75%), due 03/02/27(b)	1,337,628
415,800	VFH Parent LLC, 2022 Term Loan B, 8.19% (1 mo. USD Term SOFR + 3.00%), due 01/13/29(b)	414,890
1,649,297	Virgin Media Bristol LLC, USD Term Loan N, 7.69% (1 mo. USD LIBOR + 2.50%), due 01/31/28(b)	1,637,442
2,147,101	VM Consolidated, Inc., 2021 Term Loan B, 8.47% (1 mo. USD Term SOFR + 3.25%), due 03/24/28(b)	2,151,126
320,000	VT Topco, Inc., 2021 2nd Lien Term Loan, 11.97% (1 mo. USD Term SOFR + 6.75%), due 07/31/26(b)	305,600
374,839	VT Topco, Inc., 2021 Incremental Term Loan, 8.97% (1 mo. USD Term SOFR + 3.75%), due 08/01/25(b)	370,482
108,476	Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 4.50% (1 mo. USD LIBOR + 4.50%), due 08/18/28(b)	94,239
1,063,800	Western Dental Services, Inc., 2021 Term Loan B, 9.75% (1 mo. USD LIBOR + 4.50%), due 08/18/28(b)	924,176
728,900	Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 9.50% (3 mo. USD Term SOFR + 4.00%), due 07/26/28(b)	693,252
1,728,902	WP CPP Holdings LLC, 2018 Term Loan, 9.03% (3 mo. USD LIBOR + 3.75%), due 04/30/25(b)	1,574,166
380,000	WP CPP Holdings LLC, 2019 2nd Lien Incremental Term Loan, 13.03% (3 mo. USD LIBOR + 7.75%), due 04/30/26(b)	296,400
		158,378,588
	Convertible Debt — 1.0%
210,000	Array Technologies, Inc., 1.00%, due 12/01/28	240,765
265,000	Axon Enterprise, Inc., 0.50%, due 12/15/27 144A	283,417
1,380,000	Beauty Health Co., 1.25%, due 10/01/26 144A	1,089,337
235,000	BioMarin Pharmaceutical, Inc., 1.25%, due 05/15/27(g)	237,422
410,000	Block, Inc., 0.13%, due 03/01/25	388,475
155,000	Booking Holdings, Inc., 0.75%, due 05/01/25	233,089
200,000	Carnival Corp., 5.75%, due 12/01/27 144A	333,600
700,000	Cloudflare, Inc., 5.38%, due 08/15/26(h)	597,450
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Convertible Debt — continued
265,000		CyberArk Software Ltd., 0.00%, due 11/15/24(h)	301,437
255,000		Datadog, Inc., 0.13%, due 06/15/25	317,730
1,600,000		DISH Network Corp., 31.58%, due 12/15/25(h)	854,080
1,390,000		DraftKings Holdings, Inc., 6.67%, due 03/15/28(h)	1,050,840
310,000		Exact Sciences Corp., 0.38%, due 03/01/28	318,735
76,000		Gannett Co., Inc., 6.00%, due 12/01/27	58,926
285,000		Haemonetics Corp., 6.17%, due 03/01/26(h)	243,931
170,000		HubSpot, Inc., 0.38%, due 06/01/25	325,295
240,000		Lantheus Holdings, Inc., 2.63%, due 12/15/27 144A	312,142
225,000		Li Auto, Inc., 0.25%, due 05/01/28	307,800
470,000		Liberty Media Corp.-Liberty Formula One, 2.25%, due 08/15/27 144A	507,130
145,000		Liberty TripAdvisor Holdings, Inc., 0.50%, due 06/30/51 144A	114,478
255,000		Match Group Financeco 3, Inc., 2.00%, due 01/15/30 144A	230,131
85,000		MercadoLibre, Inc., 2.00%, due 08/15/28	232,773
215,000		MongoDB, Inc., 0.25%, due 01/15/26	428,441
225,000		Post Holdings, Inc., 2.50%, due 08/15/27 144A	227,970
160,000		Royal Caribbean Cruises Ltd., 6.00%, due 08/15/25 144A	352,480
245,000		Sarepta Therapeutics, Inc., 1.25%, due 09/15/27 144A	265,635
245,000		Sea Ltd., 2.38%, due 12/01/25	250,512
250,000		Shift4 Payments, Inc., 0.00%, due 12/15/25(h)	272,750
280,000		Splunk, Inc., 1.13%, due 06/15/27	242,900
3,460,000		Stem, Inc., 0.50%, due 12/01/28 144A	2,021,380
245,000		Uber Technologies, Inc., 3.63%, due 12/15/25(h)	224,671
380,000		Ziff Davis, Inc., 1.75%, due 11/01/26 144A	356,250
			13,221,972
		Corporate Debt — 37.2%
950,000		Abercrombie & Fitch Management Co., 8.75%, due 07/15/25(g) 144A	965,240
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	279,960
315,000		Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/02/47 144A	293,018
427,350		Accelerate360 Holdings LLC, 8.00%, due 03/01/28 144A	446,474
290,000		Acuris Finance U.S., Inc./Acuris Finance Sarl, 5.00%, due 05/01/28 144A	225,445
370,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	295,661
270,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	234,205
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	249,128
155,431	EUR	Adient Global Holdings Ltd., 3.50%, due 08/15/24(i)	166,618
355,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28(g) 144A	322,571
880,000		Advanced Drainage Systems, Inc., 6.38%, due 06/15/30(g) 144A	871,570
580,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	474,777
1,900,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 07/15/25	1,910,631
250,000		AES Corp., 2.45%, due 01/15/31	202,217
678,868		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	580,347
1,590,000		Air Canada, 3.88%, due 08/15/26 144A	1,475,127
1,015,000		Akbank TAS, 6.80%, due 02/06/26(g) 144A	971,000
570,000		Akumin Escrow, Inc., 7.50%, due 08/01/28 144A	376,035
470,000		Akumin, Inc., 7.00%, due 11/01/25 144A	384,827
4,110,000		Alibaba Group Holding Ltd., 3.15%, due 02/09/51	2,663,909
410,000		Allen Media LLC/Allen Media Co.-Issuer, Inc., 10.50%, due 02/15/28 144A	211,675

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
910,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	864,712
240,000		Allison Transmission, Inc., 4.75%, due 10/01/27 144A	226,378
2,120,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	1,286,172
470,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29(g) 144A	331,013
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	364,654
686,565		American Airlines Pass-Through Trust, 4.95%, due 08/15/26	656,223
670,000		American Airlines, Inc., 7.25%, due 02/15/28(g) 144A	666,703
410,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	449,945
820,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 04/20/26 144A	813,104
900,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29 144A	874,691
453,220		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	511,572
1,890,000		American Tower Corp. REIT, 2.70%, due 04/15/31	1,569,143
1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	1,011,464
445,000		Anglo American Capital PLC, 2.88%, due 03/17/31 144A	367,737
365,000		Anglo American Capital PLC, 3.88%, due 03/16/29 144A	332,166
295,000		Anglo American Capital PLC, 3.95%, due 09/10/50 144A	219,267
685,000		AngloGold Ashanti Holdings PLC, 3.75%, due 10/01/30	588,523
2,255,000		Anheuser-Busch InBev Worldwide, Inc., 3.50%, due 06/01/30	2,098,895
380,000		Antares Holdings LP, 3.95%, due 07/15/26 144A	333,841
1,055,000		Antero Resources Corp., 7.63%, due 02/01/29(g) 144A	1,071,452
1,065,000		Aon Corp./Aon Global Holdings PLC, 5.00%, due 09/12/32	1,052,024
2,450,000		Apple, Inc., 4.00%, due 05/10/28	2,411,657
164,820	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(i)	139,831
750,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	608,720
1,540,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29 144A	1,221,388
210,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 06/15/27 144A	206,510
650,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	636,522
809,875		Ardonagh Midco 2 PLC, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	749,134
37,500,000	MXN	Asian Infrastructure Investment Bank, (MTN), 17.97%, due 02/08/38(h)(i)	568,343
557,000		AT&T, Inc., 3.50%, due 09/15/53	394,704
1,110,000		AT&T, Inc., 3.55%, due 09/15/55	777,887
450,000		AT&T, Inc., 3.65%, due 09/15/59	313,619
275,000		AT&T, Inc., 3.80%, due 12/01/57	199,328
2,275,000		AT&T, Inc., 5.40%, due 02/15/34	2,280,030
1,350,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30(g) 144A	1,137,564
200,000		ATS Corp., 4.13%, due 12/15/28 144A	179,214
390,000		Australia & New Zealand Banking Group Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	357,425
60,000		AutoNation, Inc., 4.75%, due 06/01/30	56,146
640,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	626,785
1,415,000		Avient Corp., 7.13%, due 08/01/30 144A	1,432,438
780,000		Avnet, Inc., 5.50%, due 06/01/32	741,265
650,000		Avolon Holdings Funding Ltd., 4.25%, due 04/15/26 144A	605,997
50,000		Avolon Holdings Funding Ltd., 5.13%, due 10/01/23 144A	49,803
400,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	340,957
2,265,000		Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	1,944,259
330,000		Ball Corp., 3.13%, due 09/15/31	271,854
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, 5.88% (5 yr. EUR Swap + 5.66%)(b)(i)(j)	216,468
400,000	EUR	Banco Bilbao Vizcaya Argentaria SA, 6.00% (5 yr. EUR Swap + 6.46%)(b)(i)(j)	410,559
1,290,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(j) 144A	1,121,231
800,000		Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	749,374
1,200,000		Banco Santander SA, 7.50% (5 yr. USD ICE Swap + 4.99%)(b)(i)(j)	1,148,226
4,720,000		Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	4,671,366
1,645,000		Bank of America Corp., 6.25% (3 mo. USD Term SOFR + 3.97%)(b)(j)	1,628,550
560,000		Barclays PLC, 3.33% (1 yr. CMT + 1.30%), due 11/24/42(b)	393,784
505,000		Barclays PLC, 5.30% (1 yr. CMT + 2.30%), due 08/09/26(b)	492,820
1,515,000		Barclays PLC, 6.13% (5 yr. CMT + 5.87%)(b)(j)	1,329,791
535,000	GBP	Barclays PLC, 6.38% (5 yr. UK Government Bond + 6.02%)(b)(i)(j)	588,723
2,430,000		Barclays PLC, 7.12% (SOFR + 3.57%), due 06/27/34(b)	2,430,402
350,000		Barclays PLC, 8.00% (5 yr. CMT + 5.67%)(b)(j)	331,590
700,000		Bath & Body Works, Inc., 5.25%, due 02/01/28(g)	666,123
290,000		Bath & Body Works, Inc., 6.63%, due 10/01/30(g) 144A	280,290
30,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	25,308
80,000		Bausch Health Cos., Inc., 5.00%, due 01/30/28 144A	34,404
420,000		Bausch Health Cos., Inc., 5.50%, due 11/01/25(g) 144A	371,679
340,000		Bausch Health Cos., Inc., 6.13%, due 02/01/27 144A	218,059
150,000		Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	65,592
525,000		Baytex Energy Corp., 8.50%, due 04/30/30 144A	513,240
2,062,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,909,804
2,010,000		BGC Partners, Inc., 4.38%, due 12/15/25	1,856,625
840,000		BlackRock TCP Capital Corp., 2.85%, due 02/09/26(g)	755,649
2,105,000		Blackstone Private Credit Fund, 2.63%, due 12/15/26	1,792,773
2,680,000		Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,198,890
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	748,741
1,365,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b)(j) 144A	971,334
1,930,000		BNP Paribas SA, 4.63% (5 yr. CMT + 3.20%)(b)(j) 144A	1,528,368
1,820,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(j) 144A	1,766,128
2,075,000		Boeing Co., 5.71%, due 05/01/40	2,071,403
1,310,000		Bombardier, Inc., 7.88%, due 04/15/27 144A	1,308,468
1,200,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	1,082,470
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	404,526
2,325,000		Brighthouse Financial, Inc., 3.85%, due 12/22/51	1,474,008
805,000		British Telecommunications PLC, 9.63%, due 12/15/30(k)	991,013
1,075,000		Broadcom, Inc., 4.15%, due 04/15/32 144A	974,227
1,620,000		Brunswick Corp., 2.40%, due 08/18/31	1,243,101
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	784,183
800,000		Burford Capital Global Finance LLC, 6.88%, due 04/15/30 144A	730,051
630,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31(g) 144A	626,913
1,960,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29(g) 144A	1,713,257
2,370,000		Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	2,382,182
1,175,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27(g) 144A	1,203,898
125,000		Callon Petroleum Co., 6.38%, due 07/01/26(g)	121,954
815,000		Callon Petroleum Co., 7.50%, due 06/15/30(g) 144A	770,038
435,000		Callon Petroleum Co., 8.00%, due 08/01/28 144A	430,613
800,000		Carnival Corp., 4.00%, due 08/01/28 144A	709,936
1,220,000		Carnival Corp., 5.75%, due 03/01/27 144A	1,124,248

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
650,000		Carnival Corp., 10.50%, due 06/01/30 144A	690,155
250,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	188,812
865,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	700,537
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,199,148
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	209,716
1,770,000		CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, due 03/01/31 144A	1,725,849
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	623,484
910,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b)(j) 144A	810,650
305,000		CenterPoint Energy Houston Electric LLC, 5.30%, due 04/01/53	312,258
1,640,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29(g) 144A	1,623,289
100,000		Charles Schwab Corp., 2.90%, due 03/03/32	82,443
540,000		Charles Schwab Corp., 5.85% (6 mo. USD Term SOFR + 2.50%), due 05/19/34(b)	548,414
1,145,000		Chart Industries, Inc., 7.50%, due 01/01/30 144A	1,169,623
1,045,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 04/01/51	661,110
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	979,640
220,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, due 04/01/33(g)	193,182
880,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	693,036
330,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	281,367
185,000		Chevron Corp., 3.08%, due 05/11/50	137,923
2,070,000		Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, due 04/01/25 144A	2,055,642
1,090,000		Chord Energy Corp., 6.38%, due 06/01/26 144A	1,081,640
1,220,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	923,416
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	370,050
500,000		CHS/Community Health Systems, Inc., 8.00%, due 03/15/26 144A	487,504
530,000	EUR	Cirsa Finance International Sarl, 4.50%, due 03/15/27 144A	530,624
1,515,000		Citigroup, Inc., 2.98% (6 mo. USD Term SOFR + 1.42%), due 11/05/30(b)	1,314,099
830,000		Citigroup, Inc., 4.00% (5 yr. CMT + 3.60%)(b)(j)	710,687
170,000		Citigroup, Inc., 6.30% (3 mo. USD Term SOFR + 3.68%)(b)(j)	165,963
1,075,000		Citigroup, Inc., 7.38% (5 yr. CMT + 3.21%)(b)(g)(j)	1,069,792
1,585,000		Citigroup, Inc., 9.55% (3 mo. USD LIBOR + 4.23%)(b)(g)(j)	1,594,510
1,600,000		Clarios Global LP/Clarios U.S. Finance Co., 8.50%, due 05/15/27(g) 144A	1,605,618
495,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29(g) 144A	439,625
1,150,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	955,386
375,000		Clearway Energy Operating LLC, 3.75%, due 01/15/32 144A	305,836
235,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	217,039
980,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	866,147
960,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29(g) 144A	858,432
1,125,000		Coherent Corp., 5.00%, due 12/15/29(g) 144A	1,016,781
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	472,038
380,000		Comcast Corp., 4.25%, due 10/15/30	366,167
1,070,000		Comerica Bank, 2.50%, due 07/23/24(g)	1,006,710
910,000		Comerica, Inc., 3.70%, due 07/31/23	907,329
530,000		Commercial Metals Co., 3.88%, due 02/15/31	454,663
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR Swap + 6.36%)(b)(i)(j)	1,596,374
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25(g) 144A	210,936
920,000		CommScope, Inc., 4.75%, due 09/01/29 144A	726,212
360,000		CommScope, Inc., 6.00%, due 03/01/26 144A	335,939
980,000		CommScope, Inc., 7.13%, due 07/01/28(g) 144A	697,084
660,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	627,683
400,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR Swap + 4.10%)(b)(i)(j)	397,451
1,030,000		CoreCivic, Inc., 8.25%, due 04/15/26	1,040,300
260,000		Corp. Nacional del Cobre de Chile, 5.13%, due 02/02/33 144A	256,695
450,000		Country Garden Holdings Co. Ltd., 8.00%, due 01/27/24(i)	295,703
300,000	EUR	Credit Agricole SA, 4.00% (5 yr. EUR Swap + 4.37%)(b)(i)(j)	283,997
2,238,000		Credit Agricole SA, 4.75% (5 yr. CMT + 3.24%)(b)(j) 144A	1,784,805
1,160,000		Credit Agricole SA, 7.88% (5 yr. USD Swap + 4.90%)(b)(j) 144A	1,150,272
1,960,000		Credit Agricole SA, 8.13% (5 yr. USD Swap + 6.19%)(b)(j) 144A	1,971,025
250,000		Credit Suisse AG, 0.52%, due 08/09/23	248,179
1,230,000		Credit Suisse AG, 4.75%, due 08/09/24	1,202,561
2,425,000		Credit Suisse AG, 7.95%, due 01/09/25	2,475,425
450,000		Credit Suisse AG, (MTN), 3.63%, due 09/09/24	433,547
1,995,000		Crescent Energy Finance LLC, 7.25%, due 05/01/26 144A	1,874,123
1,170,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	1,009,986
1,045,000		Crown Castle, Inc., 5.10%, due 05/01/33	1,027,689
240,000		Crown Castle, Inc. REIT, 3.30%, due 07/01/30	212,299
300,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	250,021
450,000		CSC Holdings LLC, 5.75%, due 01/15/30 144A	213,113
1,150,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	930,794
820,000		CSC Holdings LLC, 7.50%, due 04/01/28 144A	468,640
2,120,000		CSC Holdings LLC, 11.25%, due 05/15/28(g) 144A	2,058,340
1,155,000		CVS Health Corp., 5.25%, due 02/21/33	1,151,022
1,550,000		CVS Health Corp., 5.30%, due 06/01/33	1,548,360
2,060,000		Danske Bank AS, 6.47% (1 yr. CMT + 2.10%), due 01/09/26(b) 144A	2,056,224
1,540,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	1,505,610
520,000		DCP Midstream Operating LP, 6.75%, due 09/15/37 144A	553,004
334,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	409,995
660,000		Deutsche Bank AG, 3.73% (6 mo. USD Term SOFR + 2.76%), due 01/14/32(b)	499,491
830,000		Deutsche Bank AG, 3.74% (6 mo. USD SOFR + 2.26%), due 01/07/33(b)	609,249
1,200,000		Deutsche Bank AG, 4.79% (5 yr. USD Swap + 4.36%)(b)(i)(j)	945,132
830,000		Deutsche Bank AG, 6.72% (6 mo. USD Term SOFR + 3.18%), due 01/18/29(b)	831,826
975,000		Deutsche Bank AG, 7.08% (6 mo. USD Term SOFR + 3.65%), due 02/10/34(b)	902,319
200,000		Deutsche Bank AG, 7.50% (5 yr. USD Swap + 5.00%)(b)(j)	177,480
1,960,000		Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27 144A	1,777,348
2,000,000		DISH DBS Corp., 5.13%, due 06/01/29	930,682
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	432,482
2,020,000		DISH DBS Corp., 5.88%, due 11/15/24	1,769,281
185,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	177,671
740,000		DP World Ltd., 5.63%, due 09/25/48 144A	692,792
255,000		Dun & Bradstreet Corp., 5.00%, due 12/15/29(g) 144A	225,114
810,000		Earthstone Energy Holdings LLC, 9.88%, due 07/15/31 144A	801,718
1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,128,383
3,435,000		Edison International, 5.25%, due 11/15/28	3,345,254
2,110,000		Eli Lilly & Co., 5.00%, due 02/27/26	2,112,025

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
705,000	EUR	Emerald Debt Merger Sub LLC, 6.38%, due 12/15/30 144A	768,767
410,000		Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	401,427
1,345,000		Endeavour Mining PLC, 5.00%, due 10/14/26 144A	1,196,377
755,000		Enel Finance America LLC, 2.88%, due 07/12/41 144A	497,501
980,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(i)	858,593
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	939,793
180,000		Energy Transfer LP, 5.35%, due 05/15/45	157,565
210,000		Energy Transfer LP, 6.25%, due 04/15/49	205,327
270,000		Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(j)	229,614
230,000		Energy Transfer LP, 9.35% (3 mo. USD LIBOR + 4.03%)(b)(g)(j)	206,713
1,925,000		Entegris Escrow Corp., 5.95%, due 06/15/30 144A	1,847,282
1,235,000		Enterprise Products Operating LLC, 5.05%, due 01/10/26	1,233,367
1,015,000		Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	890,112
500,000		Enterprise Products Operating LLC, 5.38% (3 mo. USD Term SOFR + 2.83%), due 02/15/78(b)	414,885
265,000		EPR Properties REIT, 3.75%, due 08/15/29	215,763
150,000		EQM Midstream Partners LP, 6.00%, due 07/01/25 144A	148,479
140,000		EQM Midstream Partners LP, 6.50%, due 07/01/27 144A	138,219
800,000		EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	810,301
630,000		EQT Corp., 7.00%, due 02/01/30(k)	660,196
1,250,000		Equifax, Inc., 5.10%, due 12/15/27	1,237,069
6,000,000	ZAR	Eskom Holdings SOC Ltd., (MTN), 7.50%, due 09/15/33	226,378
26,974,000,000	IDR	European Bank for Reconstruction & Development, 5.20%, due 05/28/24	1,784,953
6,232,400,000	IDR	European Bank for Reconstruction & Development, (MTN), 4.60%, due 12/09/25	404,706
33,450,000	MXN	European Investment Bank, (MTN), 4.25%, due 06/19/24	1,839,209
13,210,000	MXN	European Investment Bank, (MTN), 7.75%, due 01/30/25	735,194
1,081,000		FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, due 08/15/26 144A	1,023,567
800,000		First Quantum Minerals Ltd., 6.88%, due 03/01/26(g) 144A	788,631
2,350,000		First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	2,295,985
1,440,000		First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	1,477,627
1,220,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	1,103,763
380,000		FirstEnergy Corp., 2.65%, due 03/01/30	320,823
440,000		Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, due 11/15/25(g) 144A	397,806
3,480,000		Foot Locker, Inc., 4.00%, due 10/01/29 144A	2,623,748
2,770,000		Ford Motor Co., 3.25%, due 02/12/32	2,181,664
1,930,000		Ford Motor Co., 6.10%, due 08/19/32(g)	1,872,353
1,020,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	837,109
660,000		Ford Motor Credit Co. LLC, 6.95%, due 03/06/26	664,154
1,855,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	1,758,700
585,000		Freeport Indonesia PT, 6.20%, due 04/14/52 144A	528,758
300,000		Freeport Minerals Corp., 7.13%, due 11/01/27	312,750
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	429,133
1,320,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	1,232,608
1,030,000		Full House Resorts, Inc., 8.25%, due 02/15/28(g) 144A	964,986
1,348,787		Galaxy Pipeline Assets Bidco Ltd., 2.94%, due 09/30/40 144A	1,085,372
250,000		Gannett Holdings LLC, 6.00%, due 11/01/26(g) 144A	210,846
880,000		Gen Digital, Inc., 7.13%, due 09/30/30(g) 144A	882,265
360,000		General Motors Co., 6.60%, due 04/01/36	369,961
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,440,000		General Motors Financial Co., Inc., 5.00%, due 04/09/27	1,402,073
2,140,000		General Motors Financial Co., Inc., 5.40%, due 04/06/26	2,116,158
630,000		Genesis Energy LP/Genesis Energy Finance Corp., 8.88%, due 04/15/30	616,089
719,000		GEO Group, Inc., 10.50%, due 06/30/28	721,443
910,000		Georgia Power Co., 5.13%, due 05/15/52	885,584
2,280,000		GFL Environmental, Inc., 4.75%, due 06/15/29(g) 144A	2,085,690
390,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	376,618
2,425,000		GGAM Finance Ltd., 8.00%, due 06/15/28 144A	2,428,625
1,457,168		Global Aircraft Leasing Co. Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,335,553
280,000		Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	236,422
1,125,000		Gold Fields Orogen Holdings BVI Ltd., 6.13%, due 05/15/29 144A	1,138,993
965,000		Gray Escrow II, Inc., 5.38%, due 11/15/31(g) 144A	640,656
1,850,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	1,603,729
1,870,000		Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, due 01/20/26 144A	1,771,783
80,000		Healthpeak OP LLC REIT, 3.50%, due 07/15/29	71,886
545,000	GBP	Heathrow Funding Ltd., (MTN), 6.75%, due 12/03/28(i)	691,982
780,000		Hertz Corp., 5.00%, due 12/01/29 144A	645,746
1,260,000		Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc., 7.63% (7.63% Cash or 8.38% PIK), due 10/15/25 144A	1,165,994
560,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	500,010
570,000		Howard Midstream Energy Partners LLC, 6.75%, due 01/15/27 144A	543,467
560,000		Howard Midstream Energy Partners LLC, 8.88%, due 07/15/28(l) 144A	563,500
1,535,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(g)(j)	1,172,356
665,000		HSBC Holdings PLC, 6.00% (5 yr. USD ICE Swap + 3.75%)(b)(j)	596,006
2,425,000		HSBC Holdings PLC, 6.55% (6 mo. USD Term SOFR + 2.98%), due 06/20/34(b)	2,417,071
2,140,000		HSBC Holdings PLC, 8.00% (5 yr. CMT + 3.86%)(b)(g)(j)	2,129,846
320,000		HSBC Holdings PLC, 8.11% (6 mo. USD Term SOFR + 4.25%), due 11/03/33(b)	355,441
2,130,000		HSBC USA, Inc., 5.63%, due 03/17/25	2,121,802
190,000	EUR	HSE Finance Sarl, 5.63%, due 10/15/26 144A	120,757
870,000		HTA Group Ltd., 7.00%, due 12/18/25 144A	825,543
1,015,000		Huarong Finance II Co. Ltd., (MTN), 5.00%, due 11/19/25(i)	937,310
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	242,358
610,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29(g) 144A	562,347
860,000		Humana, Inc., 5.88%, due 03/01/33	894,162
280,000		iHeartCommunications, Inc., 4.75%, due 01/15/28(g) 144A	211,438
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	245,142
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	121,823
705,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	644,370
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(i)	676,360
620,000		IIP Operating Partnership LP REIT, 5.50%, due 05/25/26	522,292
1,590,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	1,502,109
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	706,939
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	254,277
260,000		ING Groep NV, 5.75% (5 yr. CMT + 4.34%)(b)(j)	229,835
835,000		ING Groep NV, 6.50% (5 yr. USD Swap + 4.45%)(b)(j)	779,973
2,190,000		Intel Corp., 5.20%, due 02/10/33	2,211,885
1,855,000		International Business Machines Corp., 4.40%, due 07/27/32	1,779,242
38,940,000	MXN	International Finance Corp., (MTN), 7.75%, due 01/18/30	2,133,577

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
200,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	173,928
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	956,551
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	333,429
2,420,000		Intesa Sanpaolo SpA, 7.78% (1 yr. CMT + 3.90%), due 06/20/54(b) 144A	2,414,113
2,445,000		IQVIA, Inc., 6.50%, due 05/15/30 144A	2,472,196
1,059,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b)(j) 144A	821,516
210,000		Jabil, Inc., 5.45%, due 02/01/29	208,507
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31	928,726
690,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29(g) 144A	594,434
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	200,972
905,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33(g) 144A	851,427
1,045,000		John Deere Capital Corp., (MTN), 4.80%, due 01/09/26	1,041,613
1,155,000		JPMorgan Chase & Co., 4.32% (6 mo. USD Term SOFR + 1.56%), due 04/26/28(b)	1,115,536
2,520,000		JPMorgan Chase & Co., 4.91% (6 mo. USD Term SOFR + 2.08%), due 07/25/33(b)	2,463,453
1,450,000		JPMorgan Chase & Co., 5.72% (6 mo. USD Term SOFR + 2.58%), due 09/14/33(b)	1,471,725
460,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	437,301
1,005,000		Kosmos Energy Ltd., 7.13%, due 04/04/26 144A	884,742
100,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.25%, due 02/01/27 144A	86,981
650,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, due 06/15/29 144A	529,624
660,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	639,667
800,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	745,642
1,180,000		Latam Airlines Group SA, 13.38%, due 10/15/27(g) 144A	1,277,521
425,000		Lazard Group LLC, 4.38%, due 03/11/29	394,918
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, due 02/01/26 144A	585,900
460,000		Leviathan Bond Ltd., 6.50%, due 06/30/27(i)	441,600
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	1,004,741
815,000		Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	769,339
960,000		Liquid Telecommunications Financing PLC, 5.50%, due 09/04/26 144A	543,235
650,000		Lloyds Banking Group PLC, 7.50% (5 yr. USD Swap + 4.76%)(b)(j)	621,497
550,000		Lloyds Banking Group PLC, 8.00% (5 yr. CMT + 3.91%)(b)(j)	503,883
1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,232,185
700,000		LPL Holdings, Inc., 4.00%, due 03/15/29 144A	614,819
2,155,000		Magna International, Inc., 5.98%, due 03/21/26	2,156,515
170,000		Matador Resources Co., 6.88%, due 04/15/28 144A	168,450
500,000		Match Group Holdings II LLC, 5.00%, due 12/15/27 144A	464,205
569,332		McClatchy Co. LLC, 11.00% (11.00% Cash or 12.50% PIK), due 07/15/27 144A	613,700
1,265,000		McCormick & Co., Inc., 4.95%, due 04/15/33(g)	1,242,170
1,565,000		Mclaren Finance PLC, 7.50%, due 08/01/26 144A	1,342,731
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	117,423
1,610,000		Medline Borrower LP, 5.25%, due 10/01/29(g) 144A	1,398,654
790,000		Medtronic Global Holdings SCA, 4.25%, due 03/30/28	771,568
1,620,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	1,525,093
210,000		MEG Energy Corp., 7.13%, due 02/01/27(g) 144A	213,566
1,520,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,539,099
1,200,000		Melco Resorts Finance Ltd., 4.88%, due 06/06/25 144A	1,144,440
885,000		Melco Resorts Finance Ltd., 5.25%, due 04/26/26 144A	820,079
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
320,000		Melco Resorts Finance Ltd., 5.38%, due 12/04/29 144A	265,865
600,000		MercadoLibre, Inc., 3.13%, due 01/14/31	478,707
3,050,000		Merck & Co., Inc., 2.90%, due 12/10/61	2,022,678
1,685,000		MGM China Holdings Ltd., 5.88%, due 05/15/26(i)	1,607,035
550,000		Michaels Cos., Inc., 5.25%, due 05/01/28 144A	444,934
510,000		Michaels Cos., Inc., 7.88%, due 05/01/29 144A	344,250
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	391,942
1,410,000		Micron Technology, Inc., 6.75%, due 11/01/29	1,466,583
710,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	632,741
880,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 06/20/27 144A	882,989
747,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	574,854
1,026,000		Millicom International Cellular SA, 6.25%, due 03/25/29(i)	920,754
504,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	452,300
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	154,861
890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30(g) 144A	735,398
1,350,000		Mohegan Tribal Gaming Authority, 13.25%, due 12/15/27 144A	1,432,222
1,105,000		Moody's Corp., 2.75%, due 08/19/41	776,453
1,330,000		Morgan Stanley, 4.89% (6 mo. USD Term SOFR + 2.08%), due 07/20/33(b)	1,280,807
1,310,000		Morgan Stanley, 5.16% (6 mo. USD SOFR + 1.59%), due 04/20/29(b)	1,294,984
500,000		MPT Operating Partnership LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	345,014
500,000		MSCI, Inc., 3.88%, due 02/15/31 144A	433,713
1,120,000	GBP	NatWest Group PLC, 4.50% (5 yr. UK Government Bond + 3.99%)(b)(g)(j)	1,075,427
2,415,000		NatWest Group PLC, 5.81% (1 yr. CMT + 1.95%), due 09/13/29(b)	2,381,429
1,090,000		NatWest Group PLC, 6.02% (1 yr. CMT + 2.10%), due 03/02/34(b)	1,096,550
235,000		NBM U.S. Holdings, Inc., 7.00%, due 05/14/26 144A	228,112
2,050,000		NCL Corp. Ltd., 5.88%, due 03/15/26 144A	1,919,751
1,655,000		NCR Corp., 5.00%, due 10/01/28 144A	1,478,892
2,830,000		NCR Corp., 5.13%, due 04/15/29 144A	2,507,919
115,000		NCR Corp., 5.25%, due 10/01/30 144A	100,149
1,305,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	1,199,455
990,000		Neptune Energy Bondco PLC, 6.63%, due 05/15/25 144A	989,168
1,065,000		Netflix, Inc., 5.88%, due 11/15/28	1,102,597
520,000		Newell Brands, Inc., 4.00%, due 12/01/24	500,340
660,000		Newell Brands, Inc., 4.70%, due 04/01/26(k)	620,585
400,000		Newell Brands, Inc., 5.88%, due 04/01/36(k)	335,023
1,850,000		Nexstar Media, Inc., 4.75%, due 11/01/28(g) 144A	1,606,966
1,235,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,152,381
545,000		NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	547,292
1,020,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	1,031,660
520,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	529,212
700,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	686,703
2,215,000		Northern Star Resources Ltd., 6.13%, due 04/11/33 144A	2,151,506
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(m)	24
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	153,795
395,000		NTT Finance Corp., 4.37%, due 07/27/27 144A	386,398
1,065,000		Nutrien Ltd., 4.90%, due 03/27/28	1,045,337
255,000		Nutrien Ltd., 5.80%, due 03/27/53	256,077
1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	1,023,157

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,790,000		Occidental Petroleum Corp., 4.40%, due 08/15/49	1,317,431
1,430,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	1,469,639
240,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	249,974
530,000		Occidental Petroleum Corp., 7.95%, due 06/15/39	601,274
1,150,000		OCP SA, 5.13%, due 06/23/51 144A	840,926
965,000		Olympus Water U.S. Holding Corp., 4.25%, due 10/01/28 144A	763,746
225,000		Olympus Water U.S. Holding Corp., 6.25%, due 10/01/29(g) 144A	162,945
790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28 144A	829,569
1,390,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,224,859
565,000		Oracle Corp., 3.95%, due 03/25/51	427,529
2,155,000		Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 04/30/31 144A	1,780,815
950,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	792,709
390,000		Oversea-Chinese Banking Corp. Ltd., (MTN), 4.25%, due 06/19/24(i)	383,487
650,000		Pactiv LLC, 8.38%, due 04/15/27	659,009
1,315,000		Papa John's International, Inc., 3.88%, due 09/15/29(g) 144A	1,114,574
1,800,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27(g)	1,592,640
260,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	237,700
525,000		Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, due 06/15/29(g) 144A	413,185
850,000		PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/29 144A	479,086
1,990,000		Permian Resources Operating LLC, 5.88%, due 07/01/29 144A	1,876,641
530,000		Pertamina Geothermal Energy PT, 5.15%, due 04/27/28 144A	527,977
1,050,000		Petrobras Global Finance BV, 6.50%, due 07/03/33(l)	1,029,000
1,150,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(n)	1,001,591
1,215,000		Petroleos Mexicanos, 6.70%, due 02/16/32	924,900
890,000		Petroleos Mexicanos, 10.00%, due 02/07/33 144A	816,016
7,056,900	MXN	Petroleos Mexicanos (GDN), 7.19%, due 09/12/24(i)	381,708
1,550,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	1,434,176
1,500,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	1,492,107
935,000		Phillips 66, 3.30%, due 03/15/52	642,424
1,090,000		Plains All American Pipeline LP, 9.43% (3 mo. USD LIBOR + 4.11%)(b)(j)	975,690
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	248,752
105,000	EUR	PLT VII Finance Sarl, 4.63%, due 01/05/26 144A	111,591
1,660,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	1,626,183
610,000		PNC Financial Services Group, Inc., 5.07% (6 mo. USD Term SOFR + 1.93%), due 01/24/34(b)(g)	585,183
650,000		PNC Financial Services Group, Inc., 6.04% (6 mo. USD Term SOFR + 2.14%), due 10/28/33(b)	665,517
545,000		POSCO, 5.75%, due 01/17/28 144A	553,113
1,860,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	1,682,301
15,000		Precision Drilling Corp., 7.13%, due 01/15/26(g) 144A	14,830
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28(g) 144A	103,207
280,000		Prosperous Ray Ltd., 4.63%, due 11/12/23(i)	278,699
1,350,000		Prosus NV, 3.06%, due 07/13/31 144A	1,056,028
1,045,000		Prosus NV, 4.03%, due 08/03/50 144A	657,374
1,685,000		Prosus NV, 4.19%, due 01/19/32 144A	1,419,863
590,000		QazaqGaz NC JSC, 4.38%, due 09/26/27(g) 144A	550,786
1,060,000		QVC, Inc., 4.38%, due 09/01/28	610,677
400,000		QVC, Inc., 5.45%, due 08/15/34	193,452
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28 144A	234,555
575,000		Radian Group, Inc., 6.63%, due 03/15/25	574,950
710,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	259,496
1,210,000		Range Resources Corp., 4.75%, due 02/15/30 144A	1,085,691
2,640,000		Range Resources Corp., 8.25%, due 01/15/29	2,751,144
395,000		Republic Services, Inc., 5.00%, due 04/01/34	394,392
1,260,000		Revvity, Inc., 2.25%, due 09/15/31	1,011,822
2,250,000		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.63%, due 03/01/29 144A	1,893,292
190,000		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.88%, due 03/01/31 144A	154,234
250,000		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 4.00%, due 10/15/33 144A	195,798
450,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	411,287
1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(i)	2,064,320
1,240,000		Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	1,246,855
460,000		Royal Caribbean Cruises Ltd., 9.25%, due 01/15/29 144A	490,515
144,000		Royal Caribbean Cruises Ltd., 11.50%, due 06/01/25 144A	152,914
1,935,000		Royal Caribbean Cruises Ltd., 11.63%, due 08/15/27 144A	2,106,013
1,150,000		Rumo Luxembourg Sarl, 4.20%, due 01/18/32 144A	919,586
590,000	GBP	Saga PLC, 5.50%, due 07/15/26(i)	566,136
1,380,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	1,362,267
230,000		Sands China Ltd., 2.80%, due 03/08/27(k)	199,797
200,000		Sands China Ltd., 3.35%, due 03/08/29(k)	166,858
200,000		Sands China Ltd., 5.63%, due 08/08/25(k)	195,248
240,000		Sands China Ltd., 5.90%, due 08/08/28(k)	228,996
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	331,118
815,000		Saudi Arabian Oil Co., 3.25%, due 11/24/50 144A	567,118
1,225,000		Scientific Games International, Inc., 7.00%, due 05/15/28 144A	1,219,562
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	305,648
460,000		SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/01/26 144A	419,806
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29	299,480
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	307,612
280,000		Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, due 02/01/28 144A	278,241
545,000		Sempra Energy, 3.70%, due 04/01/29	498,378
905,000		SEPLAT Energy PLC, 7.75%, due 04/01/26 144A	762,933
810,000		Service Properties Trust REIT, 5.50%, due 12/15/27	712,945
470,000		Service Properties Trust REIT, 7.50%, due 09/15/25	461,962
1,140,000		Sinclair Television Group, Inc., 4.13%, due 12/01/30 144A	747,726
1,170,000		Smyrna Ready Mix Concrete LLC, 6.00%, due 11/01/28 144A	1,104,841
1,060,000		Societe Generale SA, 7.38% (5 yr. USD Swap + 4.30%)(b)(j) 144A	1,031,057
1,165,000		Societe Generale SA, 9.38% (5 yr. CMT + 5.39%)(b)(j) 144A	1,141,700
790,000		Southern Copper Corp., 7.50%, due 07/27/35	918,162
1,880,000		Southwestern Energy Co., 4.75%, due 02/01/32	1,659,592
1,056,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25 144A	1,064,934
600,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25 144A	605,019
2,135,000		Standard Chartered PLC, 4.30% (5 yr. CMT + 3.14%)(b)(j) 144A	1,551,931
1,980,000		Standard Chartered PLC, 6.17% (1 yr. CMT + 2.05%), due 01/09/27(b) 144A	1,979,138
1,550,000		Starwood Property Trust, Inc. REIT, 4.38%, due 01/15/27 144A	1,336,387
1,030,000		Stellantis Finance U.S., Inc., 5.63%, due 01/12/28 144A	1,039,633
900,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	760,185
1,319,000		StoneX Group, Inc., 8.63%, due 06/15/25 144A	1,333,318

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,655,000		Strathcona Resources Ltd., 6.88%, due 08/01/26(g) 144A	1,450,298
635,000		Studio City Finance Ltd., 6.00%, due 07/15/25(g) 144A	590,222
470,000		Studio City Finance Ltd., 6.50%, due 01/15/28 144A	392,958
240,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31(g) 144A	201,279
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	94,595
400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/26(k) 144A	388,930
1,583,000		Sunnova Energy Corp., 5.88%, due 09/01/26 144A	1,448,284
1,250,000		Suzano Austria GmbH, 3.13%, due 01/15/32(g)	1,001,466
990,000		Suzano Austria GmbH, 7.00%, due 03/16/47(g)(i)	998,848
360,000		Swire Pacific MTN Financing Ltd., (MTN), 4.50%, due 10/09/23(i)	358,818
1,185,000		Synchrony Financial, 4.88%, due 06/13/25	1,126,572
2,300,000		Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	2,273,924
710,000		Talen Energy Supply LLC, 8.63%, due 06/01/30 144A	735,510
330,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	291,139
45,000		Targa Resources Corp., 5.20%, due 07/01/27	44,207
515,000		Targa Resources Corp., 6.13%, due 03/15/33	526,490
60,000		Teck Resources Ltd., 6.00%, due 08/15/40	58,690
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	174,101
1,450,000		Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	1,290,673
735,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(i)	684,537
620,000		Teva Pharmaceutical Finance Netherlands III BV, 4.75%, due 05/09/27	574,320
1,070,000		Teva Pharmaceutical Finance Netherlands III BV, 8.13%, due 09/15/31(g)	1,122,784
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	695,440
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	288,510
2,460,000		Titan International, Inc., 7.00%, due 04/30/28	2,302,498
270,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	237,911
2,455,000		T-Mobile USA, Inc., 4.80%, due 07/15/28	2,405,381
2,205,000		T-Mobile USA, Inc., 4.95%, due 03/15/28	2,171,016
550,000		TMS Issuer Sarl, 5.78%, due 08/23/32 144A	567,412
440,000		TopBuild Corp., 3.63%, due 03/15/29 144A	383,445
630,000		Toronto-Dominion Bank, 8.13% (5 yr. CMT + 4.08%), due 10/31/82(b)	641,579
1,100,000		TransAlta Corp., 6.50%, due 03/15/40	1,048,509
380,000		TransAlta Corp., 7.75%, due 11/15/29	391,592
2,155,000		TransCanada PipeLines Ltd., 6.20%, due 03/09/26	2,156,978
1,200,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	1,195,215
250,000		TransDigm, Inc., 6.75%, due 08/15/28 144A	251,260
580,000		Transnet SOC Ltd., 8.25%, due 02/06/28 144A	564,775
420,000		Transocean, Inc., 8.75%, due 02/15/30 144A	426,760
340,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	322,702
1,920,000		Triumph Group, Inc., 9.00%, due 03/15/28 144A	1,962,795
1,875,000		Truist Financial Corp., 6.05% (SOFR + 2.05%), due 06/08/27(b)	1,876,622
520,000		Truist Financial Corp., (MTN), 5.12% (6 mo. USD Term SOFR + 1.85%), due 01/26/34(b)	492,964
710,000		Truist Financial Corp., (MTN), 5.87% (6 mo. USD SOFR + 2.36%), due 06/08/34(b)	710,615
1,115,000		TSMC Global Ltd., 2.25%, due 04/23/31(i)	922,169
490,000		Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	465,819
1,740,000		Tutor Perini Corp., 6.88%, due 05/01/25(g) 144A	1,445,251
540,000		U.S. Bancorp, 4.84% (6 mo. USD Term SOFR + 1.60%), due 02/01/34(b)(g)	504,656
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
710,000	U.S. Bancorp, 5.84% (6 mo. USD SOFR + 2.26%), due 06/12/34(b)	715,463
490,000	U.S. Renal Care, Inc., 10.63%, due 07/15/27 144A	124,950
640,000	UBS Group AG, 4.75% (1 yr. CMT + 1.75%), due 05/12/28(b) 144A	607,029
1,110,000	UBS Group AG, 4.99% (1 yr. CMT + 2.40%), due 08/05/33(b) 144A	1,029,051
1,955,000	UBS Group AG, 6.54% (6 mo. USD Term SOFR + 3.92%), due 08/12/33(b) 144A	2,003,902
1,120,000	UBS Group AG, 7.00% (5 yr. USD Swap + 4.34%)(b)(j) 144A	1,084,326
990,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	840,963
555,000	UniCredit SpA, 7.30% (5 yr. USD ICE Swap + 4.91%), due 04/02/34(b) 144A	523,311
54,800	United Airlines Pass-Through Trust, 4.88%, due 07/15/27	52,355
485,111	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	481,545
100,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	95,101
1,130,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	1,030,637
1,860,000	United Parcel Service, Inc., 4.88%, due 03/03/33	1,880,479
270,000	United Rentals North America, Inc., 4.88%, due 01/15/28	257,183
1,380,000	United Rentals North America, Inc., 5.25%, due 01/15/30	1,318,557
520,000	United Rentals North America, Inc., 5.50%, due 05/15/27	512,244
3,540,000	United Rentals North America, Inc., 6.00%, due 12/15/29 144A	3,535,117
700,000	Upbound Group, Inc., 6.38%, due 02/15/29(g) 144A	621,932
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	228,839
540,000	Vale Overseas Ltd., 6.88%, due 11/10/39	565,720
500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	410,110
1,370,000	Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,360,242
700,000	Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	706,655
420,000	Vericast Corp., 11.00%, due 09/15/26 144A	440,475
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	348,895
2,825,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	2,547,849
220,000	Viavi Solutions, Inc., 3.75%, due 10/01/29 144A	187,138
820,000	Viking Cruises Ltd., 9.13%, due 07/15/31 144A	829,004
100,000	Viking Cruises Ltd., 13.00%, due 05/15/25 144A	105,069
300,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 02/15/29 144A	274,770
970,000	Viper Energy Partners LP, 5.38%, due 11/01/27 144A	931,901
300,000	Virgin Media Secured Finance PLC, 5.50%, due 05/15/29(g) 144A	271,648
1,070,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, due 05/01/27(g) 144A	962,331
1,000,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 06/01/28 144A	919,075
450,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	374,654
660,000	VOC Escrow Ltd., 5.00%, due 02/15/28 144A	606,151
730,000	VTR Comunicaciones SpA, 5.13%, due 01/15/28 144A	381,087
1,085,000	Warnermedia Holdings, Inc., 6.41%, due 03/15/26	1,086,144
315,000	Waste Connections, Inc., 2.95%, due 01/15/52	216,038
350,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC REIT, 4.75%, due 09/17/44 144A	246,485
1,395,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	1,386,739
1,100,000	Western Midstream Operating LP, 3.35%, due 02/01/25(k)	1,052,458
1,110,000	Western Midstream Operating LP, 5.30%, due 03/01/48	928,288
1,035,000	Western Midstream Operating LP, 5.45%, due 04/01/44	875,948
60,000	Williams Cos., Inc., 8.75%, due 03/15/32(k)	71,269
3,700,000	Willis North America, Inc., 5.35%, due 05/15/33	3,610,559
560,000	Winnebago Industries, Inc., 6.25%, due 07/15/28 144A	549,466

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
360,000	WW International, Inc., 4.50%, due 04/15/29 144A	213,132
2,270,000	Wynn Macau Ltd., 4.88%, due 10/01/24(g) 144A	2,215,838
1,845,000	Wynn Macau Ltd., 5.63%, due 08/26/28 144A	1,611,921
340,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31 144A	338,246
1,500,000	XPO CNW, Inc., 6.70%, due 05/01/34	1,498,035
190,000	XPO Escrow Sub LLC, 7.50%, due 11/15/27 144A	194,319
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	169,991
460,000	YPF SA, 6.95%, due 07/21/27 144A	378,077
860,000	YPF SA, 8.50%, due 07/28/25 144A	791,837
350,350	YPF SA, 9.00%, due 02/12/26(k) 144A	348,176
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	79,678
720,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	702,577
420,000	ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	427,618
900,000	Ziff Davis, Inc., 4.63%, due 10/15/30 144A	780,370
240,000	ZipRecruiter, Inc., 5.00%, due 01/15/30 144A	204,598
		518,452,486
	Mortgage Backed Securities - Private Issuers — 5.6%
910,000	Angel Oak Mortgage Trust I LLC CMO, Series 2019-2, Class B1, 5.02%, due 03/25/49(c) 144A	875,783
355,000	BANK, Series 2020-BN25, Class AS, 2.84%, due 01/15/63	292,667
500,000	BANK, Series 2022-BNK44, Class D, 4.00%, due 11/15/32(c) 144A	287,972
870,000	BANK, Series 2023-BNK45, Class A5, 5.20%, due 02/15/56	866,864
280,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	245,269
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(c) 144A	651,421
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	285,167
390,000	BBCMS Trust, Series 2018-CBM, Class D, 7.58% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	371,752
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	205,953
1,000,000	BHMS Mortgage Trust, Series 2018-MZB, Class MZB, 11.83% (1 mo. USD LIBOR + 6.64%), due 07/15/25(b) 144A	879,401
860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 10.58% (1 mo. USD Term SOFR + 5.44%), due 02/15/39(b) 144A	813,649
838,974	BRAVO Residential Funding Trust CMO, Series 2022-NQM1, Class A3, 4.09%, due 09/25/61(c) 144A	743,419
301,013	BRAVO Residential Funding Trust CMO, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(c) 144A	290,231
245,291	BRAVO Residential Funding Trust CMO, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62(c) 144A	237,224
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 7.34% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	573,839
1,110,067	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 5.92% (1 mo. USD LIBOR + 0.73%), due 10/15/36(b) 144A	1,076,326
890,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.04% (1 mo. USD LIBOR + 0.85%), due 11/15/38(b) 144A	868,767
1,280,000	BX Commercial Mortgage Trust, Series 2021-VINO, Class A, 5.85% (1 mo. USD LIBOR + 0.65%), due 05/15/38(b) 144A	1,248,380
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 8.04% (1 mo. USD LIBOR + 2.85%), due 09/15/36(b) 144A	640,325
472,625	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 9.08% (1 mo. USD LIBOR + 3.89%), due 10/15/38(b) 144A	441,350
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 6.14% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,226,643
891,254	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 9.25% (1 mo. USD Term SOFR + 4.11%), due 02/15/39(b) 144A	849,179
970,000	BX Commercial Mortgage Trust, Series 2023-VLT2, Class E, 11.02% (1 mo. USD Term SOFR + 5.87%), due 06/15/40(b) 144A	971,264
950,000	BX Trust, Series 2018-BILT, Class B, 6.46% (1 mo. USD LIBOR + 1.27%), due 05/15/30(b) 144A	934,755
880,000	BX Trust, Series 2021-SDMF, Class F, 7.13% (1 mo. USD LIBOR + 1.94%), due 09/15/34(b) 144A	812,777
830,000	BX Trust, Series 2022-LBA6, Class D, 7.15% (1 mo. USD Term SOFR + 2.00%), due 01/15/39(b) 144A	800,701
500,000	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.62%, due 05/15/52	474,264
227,717	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.25%, due 12/15/47(c) 144A	206,084
425,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(c) 144A	309,844
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 6.14% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	295,657
931,403	CIM Trust, Series 2023-R4, Class A1, 5.00%, due 05/25/62(c) 144A	902,287
500,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.51%, due 09/15/48(c)	427,566
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	248,234
305,000	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	253,114
1,057,369	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 7.84% (1 mo. USD LIBOR + 2.65%), due 05/15/36(b) 144A	1,034,059
450,000	CSMC OA LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	183,009
300,000	CSMC Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	252,259
1,050,000	CSMC Trust, Series 2020-TMIC, Class A, 8.69% (1 mo. USD LIBOR + 3.50%), due 12/15/35(b) 144A	1,048,181
931,651	CSMC Trust, Series 2022-RPL4, Class A1, 3.90%, due 04/25/62(c) 144A	856,310
932,038	DBGS Mortgage Trust, Series 2018-BIOD, Class D, 6.74% (1 mo. USD LIBOR + 1.55%), due 05/15/35(b) 144A	912,016
930,000	Ellington Financial Mortgage Trust CMO, Series 2020-1, Class B1, 5.12%, due 05/25/65(c) 144A	880,134
1,063,638	Ellington Financial Mortgage Trust CMO, Series 2023-1, Class A3, 6.54%, due 02/25/68(k) 144A	1,051,818
770,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 6.71% (1 mo. USD LIBOR + 1.52%), due 11/15/38(b) 144A	740,160
472,232	Extended Stay America Trust, Series 2021-ESH, Class F, 8.89% (1 mo. USD LIBOR + 3.70%), due 07/15/38(b) 144A	450,171
209,639	Federal Home Loan Mortgage Corp. STACR Debt Notes CMO, Series 2017-SPI1, Class B, 4.12%, due 09/25/47(c) 144A	136,146
910,000	Federal Home Loan Mortgage Corp. STACR Debt Notes CMO, Series 2021-DNA2, Class B1, 8.47% (30 day USD Term SOFR Average + 3.40%), due 08/25/33(b) 144A	920,011
1,580,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2020-DNA1, Class B1, 7.45% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	1,581,761
116,812	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2020-DNA2, Class M2, 7.00% (1 mo. USD LIBOR + 1.85%), due 02/25/50(b) 144A	117,238
1,054,405	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2020-DNA3, Class B1, 10.25% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	1,135,705
830,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2020-DNA5, Class B1, 9.87% (30 day USD Term SOFR Average + 4.80%), due 10/25/50(b) 144A	895,127

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,060,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2020-DNA6, Class B1, 8.07% (30 day USD Term SOFR Average + 3.00%), due 12/25/50(b) 144A	1,046,571
970,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA1, Class B2, 9.82% (30 day USD Term SOFR Average + 4.75%), due 01/25/51(b) 144A	889,874
380,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA3, Class B1, 8.57% (30 day USD Term SOFR Average + 3.50%), due 10/25/33(b) 144A	381,241
1,140,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA3, Class M2, 7.17% (30 day USD Term SOFR Average + 2.10%), due 10/25/33(b) 144A	1,119,167
1,270,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA5, Class B1, 8.12% (30 day USD Term SOFR Average + 3.05%), due 01/25/34(b) 144A	1,249,856
925,939	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA5, Class M2, 6.72% (30 day USD Term SOFR Average + 1.65%), due 01/25/34(b) 144A	924,785
980,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA6, Class B1, 8.47% (30 day USD Term SOFR Average + 3.40%), due 10/25/41(b) 144A	977,751
400,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA6, Class M2, 6.57% (30 day USD Term SOFR Average + 1.50%), due 10/25/41(b) 144A	390,299
930,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA7, Class B1, 8.72% (30 day USD Term SOFR Average + 3.65%), due 11/25/41(b) 144A	926,891
1,000,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2021-DNA7, Class M2, 6.87% (30 day USD Term SOFR Average + 1.80%), due 11/25/41(b) 144A	964,608
1,090,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust CMO, Series 2022-DNA3, Class M1B, 7.97% (30 day USD SOFR Average + 2.90%), due 04/25/42(b) 144A	1,089,563
440,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2017-C07, Class 1B1, 9.15% (1 mo. USD LIBOR + 4.00%), due 05/25/30(b) 144A	469,233
610,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2018-C01, Class 1B1, 8.70% (1 mo. USD LIBOR + 3.55%), due 07/25/30(b) 144A	643,065
492,500	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 8.90% (1 mo. USD LIBOR + 3.75%), due 03/25/31(b) 144A	516,584
800,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2018-R07, Class 1B1, 9.50% (1 mo. USD LIBOR + 4.35%), due 04/25/31(b) 144A	851,250
920,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2019-R03, Class 1B1, 9.25% (1 mo. USD LIBOR + 4.10%), due 09/25/31(b) 144A	964,436
680,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2019-R07, Class 1B1, 8.55% (1 mo. USD LIBOR + 3.40%), due 10/25/39(b) 144A	685,805
260,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2020-R01, Class 1B1, 8.40% (1 mo. USD LIBOR + 3.25%), due 01/25/40(b) 144A	255,252
139,621	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2020-R01, Class 1M2, 7.20% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	140,224
2,280,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2021-R01, Class 1B1, 8.17% (30 day USD Term SOFR Average + 3.10%), due 10/25/41(b) 144A	2,252,690
800,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2021-R03, Class 1B1, 7.82% (30 day USD Term SOFR Average + 2.75%), due 12/25/41(b) 144A	779,246
1,000,000	Federal National Mortgage Association Connecticut Avenue Securities CMO, Series 2022-R04, Class 1M2, 8.17% (30 day USD Term SOFR Average + 3.10%), due 03/25/42(b) 144A	1,011,025
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 9.64% (1 mo. USD LIBOR + 4.45%), due 11/15/32(b) 144A	487,250
570,000	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.29% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	561,120
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.30%, due 08/10/44(c) 144A	86,723
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.84%, due 06/10/47(c) 144A	210,430
720,000	GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, due 07/10/48	595,472
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
151,755	HarborView Mortgage Loan Trust CMO, Series 2005-9, Class 2A1C, 6.06% (1 mo. USD LIBOR + 0.90%), due 06/20/35(b)	138,215
1,390,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 13.70% (1 mo. USD LIBOR + 8.51%), due 06/15/35(b) 144A	14
1,210,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 8.31% (1 mo. USD LIBOR + 3.15%), due 07/05/33(b) 144A	986,346
530,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 8.04% (1 mo. USD LIBOR + 2.85%), due 09/15/29(b) 144A	424,052
800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 8.84% (1 mo. USD LIBOR + 3.65%), due 09/15/29(b) 144A	600,802
800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 8.29% (1 mo. USD LIBOR + 3.10%), due 12/15/36(b) 144A	234,506
760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.84%, due 01/16/37(c) 144A	579,474
810,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 9.46% (1 mo. USD LIBOR + 4.27%), due 11/15/38(b) 144A	764,881
1,030,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, 7.97% (30 day USD Term SOFR Average + 2.90%), due 03/15/39(b) 144A	982,832
537,498	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, 7.31% (1 mo. USD Term SOFR + 2.17%), due 04/15/37(b) 144A	489,692
625,479	KIND Trust, Series 2021-KIND, Class D, 7.56% (1 mo. USD Term SOFR + 2.41%), due 08/15/38(b) 144A	582,392
1,105,194	Legacy Mortgage Asset Trust CMO, Series 2020-GS4, Class A1, 6.25%, due 02/25/60(k) 144A	1,095,462
164,584	Legacy Mortgage Asset Trust CMO, Series 2020-GS5, Class A1, 3.25%, due 06/25/60(k) 144A	161,726
532,445	Med Trust, Series 2021-MDLN, Class C, 6.99% (1 mo. USD LIBOR + 1.80%), due 11/15/38(b) 144A	514,196
577,230	Med Trust, Series 2021-MDLN, Class E, 8.34% (1 mo. USD LIBOR + 3.15%), due 11/15/38(b) 144A	547,275
1,741,641	Med Trust, Series 2021-MDLN, Class G, 10.44% (1 mo. USD LIBOR + 5.25%), due 11/15/38(b) 144A	1,638,917
890,000	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.06% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	874,529
590,000	MHC Trust, Series 2021-MHC2, Class E, 7.21% (1 mo. USD Term SOFR + 2.06%), due 05/15/38(b) 144A	570,471
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(c) 144A	262,134
350,950	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	277,601
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	491,615
461,389	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.40% (1 mo. USD LIBOR + 3.25%), due 10/25/49(b) 144A	446,280
460,000	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.90% (1 mo. USD LIBOR + 3.75%), due 03/25/50(b) 144A	442,017
320,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.73% (1 mo. USD Term SOFR + 1.58%), due 07/15/36(b) 144A	301,391
372,816	New Residential Mortgage Loan Trust CMO, Series 2017-5A, Class B4, 5.25%, due 06/25/57(c) 144A	356,939
256,732	New Residential Mortgage Loan Trust CMO, Series 2019-RPL3, Class A1, 2.75%, due 07/25/59(c) 144A	237,131
435,727	OBX Trust CMO, Series 2022-NQM6, Class A1, 4.70%, due 07/25/62(k) 144A	421,952
665,843	OPG Trust, Series 2021-PORT, Class D, 6.32% (1 mo. USD LIBOR + 1.13%), due 10/15/36(b) 144A	632,081

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
71,148	PMT Credit Risk Transfer Trust CMO, Series 2019-3R, Class A, 8.88% (1 mo. USD LIBOR + 3.70%), due 11/27/31(b) 144A	69,425
82,043	Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(c) 144A	81,029
308,416	Seasoned Credit Risk Transfer Trust CMO, Series 2017-2, Class M1, 4.00%, due 08/25/56(c) 144A	300,956
338,751	Seasoned Credit Risk Transfer Trust CMO, Series 2017-3, Class M1, 4.00%, due 07/25/56(c) 144A	333,698
415,000	Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	363,056
280,000	Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	250,520
790,000	Seasoned Credit Risk Transfer Trust CMO, Series 2019-3, Class M, 4.75%, due 10/25/58(c) 144A	710,268
560,000	Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	470,065
370,000	Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	314,491
640,000	Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	548,653
590,000	Seasoned Credit Risk Transfer Trust CMO, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	501,887
500,000	Seasoned Credit Risk Transfer Trust CMO, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	431,489
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 7.94% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b)(f) 144A	84,866
900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 8.69% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b)(f) 144A	199,125
295,704	Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 5.71% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	223,127
766,336	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 8.67% (1 mo. USD LIBOR + 3.48%), due 11/11/34(b) 144A	737,641
761,476	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 9.44% (1 mo. USD LIBOR + 4.25%), due 11/11/34(b) 144A	729,970
940,000	Towd Point Mortgage Trust CMO, Series 2017-5, Class B1, 4.60% (1 mo. USD LIBOR + 1.80%), due 02/25/57(b) 144A	918,084
590,000	Towd Point Mortgage Trust CMO, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	426,227
259,994	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	239,796
241,361	WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 5.93% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	225,319
465,331	WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 5.61% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	455,080
340,261	WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 3.44%, due 12/25/36(c)	296,982
530,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, due 12/15/47	495,105
1,190,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D, 2.80%, due 12/15/50(c) 144A	699,475
236,111	Wells Fargo Mortgage-Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 4.68%, due 04/25/36(c)	221,310
		78,655,211
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%
127,461		Federal National Mortgage Association, Pool # BM6224, 2.79%, due 01/01/35(c)	109,072
200,000		Federal National Mortgage Association, Pool # FS5059, 3.50%, due 11/01/48	186,141
			295,213
		Sovereign Debt Obligations — 33.3%
1,275,000		Abu Dhabi Government International Bonds, 3.13%, due 09/30/49(i)	936,467
940,000		Abu Dhabi Government International Bonds, 3.13%, due 09/30/49 144A	690,415
240,000		Angolan Government International Bonds, 8.75%, due 04/14/32 144A	202,578
935,000		Angolan Government International Bonds, (MTN), 8.00%, due 11/26/29(i)	794,727
5,505		Argentina Government International Bonds, 1.00%, due 07/09/29	1,796
327,438		Argentina Government International Bonds, 1.50%, due 07/09/46(k)	99,043
975,000		Bahrain Government International Bonds, (MTN), 5.63%, due 05/18/34(i)	851,628
870,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(i)	942,125
2,780,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.50%, due 03/01/25	3,244,540
1,935,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	2,371,828
1,275,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(i)	1,545,608
580,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(i)	717,420
115,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	142,342
1,950,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(i)	2,613,273
335,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	462,193
550,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 7.00%, due 05/01/34(i)	795,593
1,000,000		Brazil Government International Bonds, 4.63%, due 01/13/28	971,991
1,960,000		Brazil Government International Bonds, 4.75%, due 01/14/50	1,447,858
4,354,000	BRL	Brazil Letras do Tesouro Nacional, 10.51%, due 07/01/25(h)	740,773
18,362,000	BRL	Brazil Letras do Tesouro Nacional, 10.56%, due 01/01/26(h)	2,984,190
33,500,000	BRL	Brazil Letras do Tesouro Nacional, 10.67%, due 01/01/25(h)	5,954,236
6,227,000	BRL	Brazil Letras do Tesouro Nacional, 11.21%, due 07/01/24(h)	1,157,091
39,387,000	BRL	Brazil Letras do Tesouro Nacional, 12.16%, due 01/01/24(h)	7,691,843
140,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/35	127,637
192,600	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	175,463
302,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/50	277,645
43,768,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	8,641,695
44,977,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	8,959,140
53,505,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	10,512,621
62,278,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	12,067,550
15,742,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/33	3,146,671
748,000		Chile Government International Bonds, 2.55%, due 01/27/32(g)	640,482
403,000		Chile Government International Bonds, 4.34%, due 03/07/42(g)	358,777
3,930,000	CNY	China Government Bonds, 2.68%, due 05/21/30	540,648
7,320,000	CNY	China Government Bonds, 2.85%, due 06/04/27	1,024,084
7,200,000	CNY	China Government Bonds, 2.88%, due 02/25/33	1,008,407
4,330,000	CNY	China Government Bonds, 3.02%, due 10/22/25	607,018
8,120,000	CNY	China Government Bonds, 3.13%, due 11/21/29	1,151,339
6,770,000	CNY	China Government Bonds, 3.27%, due 11/19/30	977,021
2,250,000	CNY	China Government Bonds, 3.28%, due 12/03/27	321,421
3,630,000	CNY	China Government Bonds, 3.29%, due 05/23/29	521,012
1,240,000	CNY	China Government Bonds, 3.72%, due 04/12/51	190,671
2,580,000	CNY	China Government Bonds, 3.81%, due 09/14/50	401,799
270,000		Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, due 06/01/27(i)	253,873

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
818,000		Colombia Government International Bonds, 3.13%, due 04/15/31	618,817
1,485,000		Colombia Government International Bonds, 4.13%, due 05/15/51	892,396
463,000		Colombia Government International Bonds, 7.50%, due 02/02/34	453,936
11,666,600,000	COP	Colombia TES, 5.75%, due 11/03/27	2,406,855
20,650,700,000	COP	Colombia TES, 6.00%, due 04/28/28	4,242,424
11,764,100,000	COP	Colombia TES, 6.25%, due 11/26/25	2,609,506
6,459,800,000	COP	Colombia TES, 6.25%, due 07/09/36	1,120,655
14,793,900,000	COP	Colombia TES, 7.00%, due 03/26/31	2,989,561
1,517,200,000	COP	Colombia TES, 7.00%, due 03/26/31	306,597
38,104,700,000	COP	Colombia TES, 7.00%, due 06/30/32	7,488,555
16,063,200,000	COP	Colombia TES, 7.25%, due 10/18/34	3,106,316
5,090,000,000	COP	Colombia TES, 7.25%, due 10/26/50	866,523
9,490,800,000	COP	Colombia TES, 7.50%, due 08/26/26	2,134,940
14,298,600,000	COP	Colombia TES, 7.75%, due 09/18/30	3,048,409
10,630,600,000	COP	Colombia TES, 9.25%, due 05/28/42	2,280,698
8,317,400,000	COP	Colombia TES, 10.00%, due 07/24/24	1,995,114
4,900,000,000	COP	Colombia TES, 13.25%, due 02/09/33	1,377,721
870,000		Costa Rica Government International Bonds, 7.00%, due 04/04/44(i)	850,022
22,210,000	CZK	Czech Republic Government Bonds, 0.95%, due 05/15/30(i)	814,597
15,220,000	CZK	Czech Republic Government Bonds, 1.00%, due 06/26/26(i)	623,523
22,780,000	CZK	Czech Republic Government Bonds, 1.20%, due 03/13/31	832,835
7,840,000	CZK	Czech Republic Government Bonds, 1.25%, due 02/14/25	337,424
23,730,000	CZK	Czech Republic Government Bonds, 1.50%, due 04/24/40	715,926
24,440,000	CZK	Czech Republic Government Bonds, 1.75%, due 06/23/32	914,669
29,590,000	CZK	Czech Republic Government Bonds, 2.00%, due 10/13/33	1,101,470
4,270,000	CZK	Czech Republic Government Bonds, 2.40%, due 09/17/25(i)	184,642
4,900,000	CZK	Czech Republic Government Bonds, 2.50%, due 08/25/28(i)	204,095
24,930,000	CZK	Czech Republic Government Bonds, 2.75%, due 07/23/29	1,042,358
57,340,000	CZK	Czech Republic Government Bonds, 3.50%, due 05/30/35	2,448,098
5,440,000	CZK	Czech Republic Government Bonds, 4.20%, due 12/04/36(i)	246,035
87,000,000	CZK	Czech Republic Government Bonds, 5.00%, due 09/30/30	4,148,878
100,500,000	CZK	Czech Republic Government Bonds, 5.50%, due 12/12/28	4,857,280
4,440,000	CZK	Czech Republic Government Bonds, 5.61%, due 12/12/24(h)	188,289
4,340,000	CZK	Czech Republic Government Bonds, 6.00%, due 02/26/26	205,173
580,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(i)	495,114
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	328,360
510,000		Dominican Republic International Bonds, 5.50%, due 02/22/29(i)	478,468
1,005,000		Dominican Republic International Bonds, 6.00%, due 07/19/28 144A	982,013
910,000		Dominican Republic International Bonds, 6.00%, due 02/22/33 144A	841,462
430,000		Dominican Republic International Bonds, 7.05%, due 02/03/31 144A	429,349
7,061,000	EGP	Egypt Government Bonds, 14.66%, due 10/06/30	161,012
6,937,000	EGP	Egypt Government Bonds, 14.82%, due 07/06/31	158,233
1,599,000		Egypt Government International Bonds, 8.88%, due 05/29/50(i)	866,130
11,240,000	ZAR	European Investment Bank, (MTN), 8.50%, due 09/17/24(i)	592,354
920,000		Export-Import Bank of India, 5.50%, due 01/18/33 144A	917,082
1,035,000		Export-Import Bank of Korea, 5.00%, due 01/11/28	1,038,581
5,100,000,000	IDR	Export-Import Bank of Korea, (MTN), 8.00%, due 05/15/24(i)	344,235
490,000		Gabon Government International Bonds, 7.00%, due 11/24/31 144A	390,138
1,025,000		Guatemala Government Bonds, 4.88%, due 02/13/28(i)	977,495
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
121,750,000	HUF	Hungary Government Bonds, 1.50%, due 04/22/26	293,150
191,110,000	HUF	Hungary Government Bonds, 2.00%, due 05/23/29	424,688
266,700,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/27	649,884
325,920,000	HUF	Hungary Government Bonds, 3.00%, due 08/21/30	746,261
420,250,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/38	803,346
599,720,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/38	1,146,419
224,860,000	HUF	Hungary Government Bonds, 3.25%, due 10/22/31	510,474
259,610,000	HUF	Hungary Government Bonds, 4.00%, due 04/28/51	487,118
2,408,670,000	HUF	Hungary Government Bonds, 4.50%, due 03/23/28	6,186,910
1,435,190,000	HUF	Hungary Government Bonds, 4.75%, due 11/24/32	3,567,320
92,440,000	HUF	Hungary Government Bonds, 5.50%, due 06/24/25	250,580
177,690,000	HUF	Hungary Government Bonds, 6.75%, due 10/22/28	499,629
1,985,000		Hungary Government International Bonds, 6.13%, due 05/22/28 144A	2,017,886
672,000		Hungary Government International Bonds, 6.25%, due 09/22/32 144A	690,178
1,830,000		Indonesia Government International Bonds, 3.50%, due 01/11/28	1,728,600
895,000		Indonesia Government International Bonds, 3.55%, due 03/31/32	812,062
835,000		Indonesia Government International Bonds, 4.55%, due 01/11/28	825,972
17,850,000,000	IDR	Indonesia Treasury Bonds, 5.13%, due 04/15/27	1,170,406
14,660,000,000	IDR	Indonesia Treasury Bonds, 5.50%, due 04/15/26	973,134
7,852,000,000	IDR	Indonesia Treasury Bonds, 6.13%, due 05/15/28	526,610
23,108,000,000	IDR	Indonesia Treasury Bonds, 6.25%, due 06/15/36	1,527,770
7,396,000,000	IDR	Indonesia Treasury Bonds, 6.38%, due 08/15/28	503,540
66,547,000,000	IDR	Indonesia Treasury Bonds, 6.38%, due 04/15/32	4,460,890
35,803,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 06/15/25	2,416,975
75,394,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 02/15/31	5,074,261
57,124,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 05/15/27	3,948,109
75,843,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 02/15/33	5,326,361
26,200,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/38	1,853,240
6,949,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/42	485,431
20,771,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/43	1,468,240
4,546,000,000	IDR	Indonesia Treasury Bonds, 7.38%, due 05/15/48	322,564
22,149,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 08/15/32	1,597,329
19,649,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 05/15/38	1,422,892
52,408,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 04/15/40	3,790,142
14,309,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 05/15/29	1,053,339
2,658,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 06/15/32	200,710
17,896,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 05/15/36	1,374,528
11,780,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 09/15/26	842,300
73,023,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 03/15/34	5,611,343
36,242,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 04/15/39	2,823,005
20,500,000,000	IDR	Indonesia Treasury Bonds, 8.75%, due 05/15/31	1,571,941
8,328,000,000	IDR	Indonesia Treasury Bonds, 9.00%, due 03/15/29	635,151
6,017,000,000	IDR	Indonesia Treasury Bonds, 9.50%, due 07/15/31	484,354
14,502,000,000	IDR	Indonesia Treasury Bonds, 11.00%, due 09/15/25	1,070,301
170,000	EUR	Ivory Coast Government International Bonds, 4.88%, due 01/30/32 144A	144,839
175,753		Ivory Coast Government International Bonds, 5.75%, due 12/31/32(i)(k)	164,392
740,000		Ivory Coast Government International Bonds, 6.13%, due 06/15/33(i)	650,257
1,110,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(i)	1,074,206
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	835,888

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
510,000		Kazakhstan Government International Bonds, 5.13%, due 07/21/25(i)	525,300
13,221,000	MYR	Malaysia Government Bonds, 2.63%, due 04/15/31	2,597,556
25,657,000	MYR	Malaysia Government Bonds, 3.48%, due 06/14/24	5,506,922
1,921,000	MYR	Malaysia Government Bonds, 3.50%, due 05/31/27	409,387
15,605,000	MYR	Malaysia Government Bonds, 3.58%, due 07/15/32	3,274,215
18,659,000	MYR	Malaysia Government Bonds, 3.73%, due 06/15/28	4,015,228
3,943,000	MYR	Malaysia Government Bonds, 3.76%, due 05/22/40	804,241
13,033,000	MYR	Malaysia Government Bonds, 3.83%, due 07/05/34	2,744,580
2,226,000	MYR	Malaysia Government Bonds, 3.84%, due 04/15/33	474,126
23,555,000	MYR	Malaysia Government Bonds, 3.88%, due 03/14/25	5,086,984
2,586,000	MYR	Malaysia Government Bonds, 3.89%, due 03/15/27	558,709
26,999,000	MYR	Malaysia Government Bonds, 3.89%, due 08/15/29	5,815,477
14,726,000	MYR	Malaysia Government Bonds, 3.90%, due 11/30/26	3,190,004
6,866,000	MYR	Malaysia Government Bonds, 3.90%, due 11/16/27	1,485,997
5,705,000	MYR	Malaysia Government Bonds, 3.91%, due 07/15/26	1,236,787
1,322,000	MYR	Malaysia Government Bonds, 3.96%, due 09/15/25	285,892
2,011,000	MYR	Malaysia Government Bonds, 4.07%, due 06/15/50	420,050
624,000	MYR	Malaysia Government Bonds, 4.13%, due 04/15/32	135,699
1,205,000	MYR	Malaysia Government Bonds, 4.23%, due 06/30/31	264,533
11,727,000	MYR	Malaysia Government Bonds, 4.39%, due 04/15/26	2,572,996
1,280,000	MYR	Malaysia Government Bonds, 4.46%, due 03/31/53	286,845
1,621,000	MYR	Malaysia Government Bonds, 4.50%, due 04/15/30	363,135
2,355,000	MYR	Malaysia Government Bonds, 4.70%, due 10/15/42	543,634
1,597,000	MYR	Malaysia Government Bonds, 4.74%, due 03/15/46	368,466
5,176,000	MYR	Malaysia Government Bonds, 4.76%, due 04/07/37	1,184,332
2,243,000	MYR	Malaysia Government Bonds, 4.89%, due 06/08/38	527,301
56,489,000	MXN	Mexico Bonos, 5.00%, due 03/06/25	3,043,170
16,048,100	MXN	Mexico Bonos, 5.50%, due 03/04/27	834,468
93,089,300	MXN	Mexico Bonos, 5.75%, due 03/05/26	4,966,475
69,841,000	MXN	Mexico Bonos, 7.50%, due 06/03/27	3,876,368
77,796,400	MXN	Mexico Bonos, 7.50%, due 05/26/33	4,179,677
99,533,100	MXN	Mexico Bonos, 7.75%, due 05/29/31	5,492,384
16,886,900	MXN	Mexico Bonos, 7.75%, due 11/23/34	919,891
75,344,400	MXN	Mexico Bonos, 7.75%, due 11/13/42	3,943,472
25,000,000	MXN	Mexico Bonos, 8.00%, due 12/07/23	1,438,413
16,315,100	MXN	Mexico Bonos, 8.00%, due 09/05/24	920,690
98,333,100	MXN	Mexico Bonos, 8.00%, due 11/07/47	5,242,750
67,738,200	MXN	Mexico Bonos, 8.00%, due 07/31/53	3,584,451
8,178,800	MXN	Mexico Bonos, 8.00%, due 07/31/53	432,791
29,302,900	MXN	Mexico Bonos, 8.50%, due 05/31/29	1,693,317
19,187,000	MXN	Mexico Bonos, 8.50%, due 05/31/29	1,108,753
55,430,600	MXN	Mexico Bonos, 8.50%, due 11/18/38	3,151,146
48,920,000	MXN	Mexico Bonos, 8.50%, due 11/18/38	2,781,028
70,748,500	MXN	Mexico Bonos, 10.00%, due 12/05/24	4,097,566
2,735,000	MXN	Mexico Bonos, 10.00%, due 12/05/24	158,404
7,390,300	MXN	Mexico Bonos, 10.00%, due 11/20/36	476,671
1,220,000		Mexico Government International Bonds, 2.66%, due 05/24/31(g)	1,017,241
595,000		Mexico Government International Bonds, 4.88%, due 05/19/33	568,856
470,000		Mexico Government International Bonds, 6.34%, due 05/04/53	479,944
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
7,183,484	MXN	Mexico Udibonos, 4.00%, due 11/30/28	409,574
45,528,794	MXN	Mexico Udibonos, 4.50%, due 12/04/25	2,587,465
15,665,571	MXN	Mexico Udibonos, 4.50%, due 11/22/35	942,283
320,000		Mongolia Government International Bonds, 8.65%, due 01/19/28 144A	322,800
1,495,000		Nigeria Government International Bonds, (MTN), 8.38%, due 03/24/29(i)	1,349,574
865,000		Oman Government International Bonds, 5.63%, due 01/17/28 144A	857,226
930,000		Panama Government International Bonds, 4.50%, due 04/01/56	700,730
390,000		Panama Government International Bonds, 6.40%, due 02/14/35	407,678
1,520,000		Paraguay Government International Bonds, 5.40%, due 03/30/50(i)	1,302,293
1,645,000	PEN	Peru Government Bonds, 5.35%, due 08/12/40	378,001
12,808,000	PEN	Peru Government Bonds, 5.40%, due 08/12/34	3,121,639
10,034,000	PEN	Peru Government Bonds, 5.94%, due 02/12/29	2,715,104
10,049,000	PEN	Peru Government Bonds, 6.15%, due 08/12/32	2,649,394
1,661,000	PEN	Peru Government Bonds, 6.90%, due 08/12/37	451,905
2,209,000	PEN	Peru Government Bonds, 6.95%, due 08/12/31	618,385
9,178,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33 144A	2,605,845
740,000		Peruvian Government International Bonds, 2.78%, due 01/23/31	634,446
9,430,000	PEN	Peruvian Government International Bonds (GDN), 6.35%, due 08/12/28(i)	2,640,287
2,463,000	PEN	Peruvian Government International Bonds (GDN), 6.90%, due 08/12/37(i)	670,103
7,445,000	PEN	Peruvian Government International Bonds (GDN), 6.95%, due 08/12/31(i)	2,084,146
2,222,000	PEN	Peruvian Government International Bonds (GDN), 6.95%, due 08/12/31(i)	622,025
1,859,000	PEN	Peruvian Government International Bonds (GDN), 8.20%, due 08/12/26(i)	544,493
1,780,031		Provincia de Buenos Aires/Government Bonds, 5.25%, due 09/01/37(k) 144A	683,087
351,360		Provincia de Cordoba, 6.88%, due 12/10/25(k) 144A	265,277
1,020,000		Qatar Government International Bonds, 4.40%, due 04/16/50 144A	930,035
490,000		Qatar Government International Bonds, 4.82%, due 03/14/49 144A	471,926
400,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	399,346
265,000		Republic of Kenya Government International Bonds, 8.00%, due 05/22/32(i)	224,539
6,793,000	PLN	Republic of Poland Government Bonds, 0.25%, due 10/25/26	1,404,127
7,637,000	PLN	Republic of Poland Government Bonds, 1.25%, due 10/25/30	1,402,120
21,424,000	PLN	Republic of Poland Government Bonds, 1.75%, due 04/25/32	3,850,356
17,124,000	PLN	Republic of Poland Government Bonds, 2.50%, due 07/25/26	3,846,436
3,743,000	PLN	Republic of Poland Government Bonds, 2.50%, due 07/25/27	817,980
3,002,000	PLN	Republic of Poland Government Bonds, 2.75%, due 04/25/28	650,569
18,389,000	PLN	Republic of Poland Government Bonds, 2.75%, due 10/25/29	3,860,968
1,395,000	PLN	Republic of Poland Government Bonds, 3.25%, due 07/25/25	326,788
5,989,000	PLN	Republic of Poland Government Bonds, 3.75%, due 05/25/27	1,377,649
2,034,000	PLN	Republic of Poland Government Bonds, 6.00%, due 10/25/33	511,360
11,540,000	PLN	Republic of Poland Government Bonds, 7.50%, due 07/25/28	3,067,813
14,732,506	ZAR	Republic of South Africa Government Bonds, 6.25%, due 03/31/36	497,901
66,146,391	ZAR	Republic of South Africa Government Bonds, 6.50%, due 02/28/41	2,075,473
116,041,407	ZAR	Republic of South Africa Government Bonds, 7.00%, due 02/28/31	4,918,995
147,770,172	ZAR	Republic of South Africa Government Bonds, 8.00%, due 01/31/30	6,912,824
60,707,459	ZAR	Republic of South Africa Government Bonds, 8.25%, due 03/31/32	2,701,448
107,434,854	ZAR	Republic of South Africa Government Bonds, 8.50%, due 01/31/37	4,349,715
83,477,821	ZAR	Republic of South Africa Government Bonds, 8.75%, due 01/31/44	3,244,107
167,034,014	ZAR	Republic of South Africa Government Bonds, 8.75%, due 02/28/48	6,418,757
75,780,000	ZAR	Republic of South Africa Government Bonds, 8.75%, due 02/28/48(g)	2,912,062
130,635,662	ZAR	Republic of South Africa Government Bonds, 8.88%, due 02/28/35	5,669,033

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
50,785,231	ZAR	Republic of South Africa Government Bonds, 9.00%, due 01/31/40	2,068,642
83,863,111	ZAR	Republic of South Africa Government Bonds, 10.50%, due 12/21/26	4,615,606
940,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	834,638
1,100,000,000	UGX	Republic of Uganda Government Bonds, 14.00%, due 05/29/25	304,253
7,103,700,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 05/20/32	1,961,287
3,140,000,000	UGX	Republic of Uganda Government Bonds, 16.00%, due 05/14/37	896,736
1,585,000	RON	Romania Government Bonds, 3.25%, due 06/24/26	319,798
1,500,000	RON	Romania Government Bonds, 3.65%, due 09/24/31	269,341
1,235,000	RON	Romania Government Bonds, 4.15%, due 10/24/30	232,140
1,840,000	RON	Romania Government Bonds, 4.25%, due 04/28/36	317,232
2,920,000	RON	Romania Government Bonds, 4.75%, due 10/11/34	542,146
995,000	RON	Romania Government Bonds, 4.85%, due 07/25/29	199,138
1,570,000	RON	Romania Government Bonds, 5.00%, due 02/12/29	318,830
1,560,000	RON	Romania Government Bonds, 5.80%, due 07/26/27	333,032
3,330,000	RON	Romania Government Bonds, 6.70%, due 02/25/32	732,098
2,405,000	RON	Romania Government Bonds, 8.25%, due 09/29/32	582,656
348,000	EUR	Romania Government International Bonds, 2.75%, due 02/26/26 144A	361,706
346,000	EUR	Romania Government International Bonds, 3.62%, due 05/26/30 144A	331,708
790,000	EUR	Romania Government International Bonds, 6.63%, due 09/27/29 144A	896,090
740,000		Romania Government International Bonds, 7.13%, due 01/17/33 144A	785,549
42,983,000	RUB	Russia Federal Bonds - OFZ, 5.70%, due 05/17/28(o)	187,300
52,609,000	RUB	Russia Federal Bonds - OFZ, 6.10%, due 07/18/35(o)	229,246
59,072,000	RUB	Russia Federal Bonds - OFZ, 6.90%, due 05/23/29(o)	257,409
86,446,000	RUB	Russia Federal Bonds - OFZ, 7.05%, due 01/19/28(o)	376,692
18,639,000	RUB	Russia Federal Bonds - OFZ, 7.10%, due 10/16/24(o)	81,220
32,547,000	RUB	Russia Federal Bonds - OFZ, 7.25%, due 05/10/34(o)	141,825
40,966,000	RUB	Russia Federal Bonds - OFZ, 7.65%, due 04/10/30(o)	178,511
60,698,000	RUB	Russia Federal Bonds - OFZ, 7.70%, due 03/23/33(o)	264,494
24,639,000	RUB	Russia Federal Bonds - OFZ, 7.70%, due 03/16/39(o)	107,365
72,599,000	RUB	Russia Federal Bonds - OFZ, 7.75%, due 09/16/26(o)	316,353
71,354,000	RUB	Russia Federal Bonds - OFZ, 8.15%, due 02/03/27(o)	310,928
29,262,000	RUB	Russia Federal Bonds - OFZ, 8.50%, due 09/17/31(o)	127,510
676,000	EUR	Serbia International Bonds, 1.00%, due 09/23/28 144A	572,128
535,000		Serbia International Bonds, 6.25%, due 05/26/28 144A	533,493
4,000,000	SGD	Singapore Government Bonds, 3.00%, due 09/01/24	2,929,028
36,621,000	THB	Thailand Government Bonds, 0.75%, due 09/17/24	1,016,216
47,734,564	THB	Thailand Government Bonds, 1.25%, due 03/12/28(i)	1,280,892
59,362,000	THB	Thailand Government Bonds, 2.00%, due 12/17/31	1,618,887
95,775,000	THB	Thailand Government Bonds, 2.13%, due 12/17/26	2,693,623
26,460,000	THB	Thailand Government Bonds, 2.35%, due 06/17/26	749,967
48,509,000	THB	Thailand Government Bonds, 2.65%, due 06/17/28	1,389,191
5,281,000	THB	Thailand Government Bonds, 2.75%, due 06/17/52	135,119
68,507,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	2,060,188
16,117,000	THB	Thailand Government Bonds, 3.39%, due 06/17/37	482,638
35,039,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	1,044,243
1,220,000		Turkey Government International Bonds, 9.38%, due 01/19/33	1,226,043
600,000		Turkiye Ihracat Kredi Bankasi AS, 9.38%, due 01/31/26 144A	598,454
34,687,831	UYU	Uruguay Government International Bonds, 3.88%, due 07/02/40	998,179
15,209,477	UYU	Uruguay Government International Bonds, 4.38%, due 12/15/28	429,569
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
7,884,000	UYU	Uruguay Government International Bonds, 8.50%, due 03/15/28(i)	201,134
			463,896,700
		U.S. Government and Agency Obligation — 0.0%
77,500		U.S. Treasury Notes, 0.13%, due 01/15/24(g)(p)	75,383
		TOTAL DEBT OBLIGATIONS (COST $1,373,953,294)	1,328,771,709

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Energy — 0.0%
10	Amplify Energy Corp.*	68
	Industrial — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.*(e)(f)	—
	TOTAL COMMON STOCKS (COST $0)	68
	CONVERTIBLE PREFERRED STOCK — 0.2%
	Energy — 0.2%
103,220	MPLX LP, 9.54%(j)(k)	3,389,657
	TOTAL CONVERTIBLE PREFERRED STOCK (COST $3,354,650)	3,389,657

Notional Value	Description	Value ($)
	PURCHASED OPTIONS — 0.0%
	PURCHASED CURRENCY OPTIONS — 0.0%
	Call Option — 0.0%
5,200,000	USD/CAD Option with BNP Paribas S.A., Strike Price CAD 1.33, Expires 08/18/23	33,457
	Put Option — 0.0%
10,750,000	USD/EUR Option with BNP Paribas S.A., Strike Price EUR 1.16, Expires 09/01/23	1,902
	TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $73,157)	35,359

Number of Contracts	Notional Value ($)	Description	Value ($)
		PURCHASED FUTURES OPTIONS — 0.0%
		Call Option — 0.0%
400	1,892,800	Euro 90-Day Futures with JPMorgan Chase Bank LLC, Strike Price $99.25, Expires 12/15/23	200
		Put Options — 0.0%
3,000	13,351,140	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,800.00, Expires 07/21/23	3,750

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Number of Contracts	Notional Value ($)	Description	Value ($)
		Put Options — continued
2,150	9,568,317	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $4,100.00, Expires 09/15/23	50,525
1,800	8,010,684	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,900.00, Expires 09/15/23	23,850
1,100	4,895,418	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $4,100.00, Expires 12/15/23	66,275
		TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $449,113)	144,600
		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $522,270)	179,959

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 3.0%
		Mutual Fund - Securities Lending Collateral — 2.9%
40,539,138		State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(q)(r)	40,539,138
		Sovereign Debt Obligation — 0.1%
59,391,000	UYU	Uruguay Monetary Regulation Bills, 10.52%, due 05/17/24(h)	1,451,656
		TOTAL SHORT-TERM INVESTMENTS (COST $41,963,576)	41,990,794
		TOTAL INVESTMENTS — 98.6% (Cost $1,419,793,790)	1,374,332,187
		Other Assets and Liabilities (net)(s) — 1.4%	19,134,094
		NET ASSETS — 100.0%	$1,393,466,281

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2023.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(e)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(f)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $1,578,359 which represents 0.1% of net assets.  The aggregate tax cost of these securities held at June 30, 2023 was $2,430,507.

(g)	All or a portion of this security is out on loan.
(h)	Interest rate presented is yield to maturity.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Security is perpetual and has no stated maturity date.
(k)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(l)	When-issued security.
(m)	Security is currently in default.
(n)	Year of maturity is greater than 2100.
(o)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $2,578,853 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2023 was $8,413,179.

(p)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
(q)	The rate disclosed is the 7-day net yield as of June 30, 2023.
(r)	Represents an investment of securities lending cash collateral.
(s)	As of June 30, 2023, the value of unfunded loan commitments was $61,107 for the Fund. See Notes to the Schedule of Investments.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $462,612,304 which represents 33.2% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,200,000	USD	817,171	07/13/23	Barclays Bank PLC	$(18,212)
AUD	499,700	USD	334,628	07/13/23	Deutsche Bank AG	(1,928)
AUD	1,976,296	USD	1,338,975	07/13/23	Morgan Stanley and Co. International PLC	(23,159)
AUD	500,000	USD	332,642	07/13/23	Morgan Stanley and Co. International PLC	257
AUD	17,414,351	USD	11,721,580	07/18/23	Morgan Stanley Capital Services, Inc.	(125,458)
AUD	560,000	USD	370,571	07/18/23	Morgan Stanley Capital Services, Inc.	2,330
AUD	533,400	USD	362,427	07/13/23	The BNY Mellon	(7,289)
BRL	18,746,622	USD	3,940,021	07/05/23	Bank of America, N.A.	(53,906)
BRL	49,220,000	USD	10,095,752	07/05/23	Barclays Bank PLC	107,398
BRL	32,460,000	USD	6,739,087	07/05/23	Barclays Bank PLC	(10,232)
BRL	2,360,000	USD	482,253	07/05/23	Citibank N.A.	6,968
BRL	11,000,000	USD	2,230,067	07/05/23	Goldman Sachs International	50,197
BRL	6,764,700	USD	1,403,698	07/05/23	Goldman Sachs International	(1,397)
BRL	2,506,600	USD	488,419	07/05/23	HSBC Bank PLC	31,191
BRL	3,601,600	USD	748,005	07/05/23	HSBC Bank PLC	(1,406)
BRL	3,676,000	USD	724,118	07/05/23	JPMorgan Chase Bank N.A.	37,905
BRL	61,942,422	USD	12,853,893	07/05/23	JPMorgan Chase Bank N.A.	(13,424)
BRL	1,800,000	USD	373,314	08/02/23	JPMorgan Chase Bank N.A.	(1,993)
BRL	4,439,000	USD	910,981	08/02/23	JPMorgan Chase Bank N.A.	4,736
BRL	55,934,400	USD	11,464,580	08/21/23	JPMorgan Chase Bank N.A.	33,924

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	14,768,900	USD	3,061,889	08/21/23	JPMorgan Chase Bank N.A.	$(25,827)
BRL	4,946,300	USD	966,962	07/05/23	Morgan Stanley and Co. International PLC	58,391
BRL	18,700,000	USD	3,790,797	07/10/23	Morgan Stanley Capital Services, Inc.	82,099
BRL	4,575,758	USD	894,733	07/18/23	Morgan Stanley Capital Services, Inc.	51,617
CAD	3,515,072	USD	2,607,775	07/18/23	BNP Paribas S.A.	49,120
CAD	454,500	USD	343,538	07/13/23	Citibank N.A.	(25)
CAD	1,350,000	USD	1,009,289	07/13/23	HSBC Bank PLC	11,046
CAD	2,437,000	USD	1,834,131	07/13/23	Morgan Stanley and Co. International PLC	7,762
CAD	891,000	USD	671,367	07/13/23	Toronto Dominion Bank	2,054
CHF	900,000	USD	1,004,027	07/13/23	Goldman Sachs International	2,749
CHF	1,776,600	USD	1,978,174	07/13/23	HSBC Bank PLC	9,203
CHF	1,382,100	USD	1,554,117	07/13/23	JPMorgan Chase Bank N.A.	(8,045)
CHF	570,000	USD	631,124	07/13/23	Morgan Stanley and Co. International PLC	6,501
CHF	430,000	USD	478,847	07/13/23	The BNY Mellon	2,169
CLP	557,130,105	USD	684,529	07/13/23	Bank of America, N.A.	9,347
CLP	1,773,744,900	USD	2,204,550	07/13/23	Barclays Bank PLC	4,553
CLP	1,071,991,000	USD	1,323,434	07/13/23	Citibank N.A.	11,673
CLP	2,610,892,000	USD	3,278,779	07/10/23	Deutsche Bank AG	(25,838)
CLP	405,815,000	USD	500,018	07/13/23	HSBC Bank PLC	5,402
CLP	301,929,000	USD	375,247	07/13/23	JPMorgan Chase Bank N.A.	789
CLP	2,220,193,200	USD	2,751,987	08/14/23	JPMorgan Chase Bank N.A.	1,404
CLP	1,121,195,900	USD	1,387,104	08/21/23	JPMorgan Chase Bank N.A.	2,205
CLP	1,250,000,000	USD	1,552,217	09/20/23	Merrill Lynch International	(8,387)
CLP	401,133,300	USD	496,526	07/13/23	Morgan Stanley and Co. International PLC	3,064
CLP	368,588,900	USD	454,655	07/13/23	UBS AG	4,402
CNH	2,924,200	USD	406,668	07/13/23	Bank of America, N.A.	(4,459)
CNH	19,640,000	USD	2,748,352	07/13/23	Bank of New York	(46,965)
CNH	370,000	USD	52,589	07/13/23	Goldman Sachs International	(1,697)
CNH	26,110,000	USD	3,629,388	09/20/23	Goldman Sachs International	(18,025)
CNH	398,250	USD	55,137	07/13/23	HSBC Bank PLC	(360)
CNH	28,295,649	USD	3,997,609	07/13/23	JPMorgan Chase Bank N.A.	(105,680)
CNH	3,038,200	USD	443,300	08/14/23	JPMorgan Chase Bank N.A.	(24,363)
CNH	55,730,200	USD	7,929,513	09/05/23	JPMorgan Chase Bank N.A.	(230,908)
CNH	2,843,800	USD	392,308	07/13/23	Morgan Stanley and Co. International PLC	(1,157)
CNH	21,620,000	USD	3,084,718	07/18/23	Morgan Stanley Capital Services, Inc.	(109,846)
CNH	49,390,000	USD	6,971,016	09/20/23	Standard Chartered Bank	(139,717)
CNH	80,041,013	USD	11,601,648	07/13/23	UBS AG	(592,396)
COP	4,071,518,900	USD	906,383	07/13/23	Bank of America, N.A.	66,534
COP	6,554,927,000	USD	1,507,134	07/13/23	Barclays Bank PLC	59,209
COP	26,528,910,000	USD	6,281,262	07/13/23	Citibank N.A.	57,997
COP	887,550,000	USD	212,106	07/13/23	Citibank N.A.	(20)
COP	1,350,400,000	USD	319,452	07/13/23	Deutsche Bank AG	3,235
COP	2,788,100,000	USD	661,987	07/13/23	Goldman Sachs International	4,248
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
COP	11,830,000,000	USD	2,832,306	07/27/23	Goldman Sachs International	$(18,141)
COP	1,490,802,250	USD	355,545	07/13/23	HSBC Bank PLC	692
COP	626,130,000	USD	151,060	07/13/23	HSBC Bank PLC	(1,442)
COP	38,608,542,900	USD	9,184,900	07/24/23	JPMorgan Chase Bank N.A.	8,291
COP	2,912,453,000	USD	693,012	07/13/23	Morgan Stanley and Co. International PLC	2,938
CZK	73,090,000	USD	3,314,673	07/13/23	Barclays Bank PLC	40,666
CZK	53,226,300	USD	2,416,233	07/13/23	Citibank N.A.	27,224
CZK	9,747,000	USD	449,476	07/13/23	Citibank N.A.	(2,021)
CZK	10,194,000	USD	467,031	07/13/23	Deutsche Bank AG	944
CZK	105,102,345	USD	4,906,234	07/13/23	HSBC Bank PLC	(81,305)
CZK	1,270,000	USD	58,182	07/13/23	HSBC Bank PLC	120
CZK	7,573,500	USD	349,303	07/13/23	JPMorgan Chase Bank N.A.	(1,627)
CZK	10,400,000	USD	470,705	07/13/23	JPMorgan Chase Bank N.A.	6,728
CZK	13,203,100	USD	602,108	07/13/23	Morgan Stanley and Co. International PLC	4,006
CZK	40,280,000	USD	1,840,084	09/20/23	Standard Chartered Bank	3,703
EUR	800,000	USD	870,488	07/03/23	Bank of America, N.A.	2,312
EUR	860,000	USD	935,878	07/05/23	Bank of America, N.A.	2,382
EUR	266,000	USD	289,533	07/03/23	Barclays Bank PLC	673
EUR	800,000	USD	870,760	07/03/23	BNP Paribas S.A.	2,040
EUR	359,000	USD	390,792	07/05/23	BNP Paribas S.A.	877
EUR	370,000	USD	396,600	07/18/23	BNP Paribas S.A.	7,323
EUR	2,349,000	USD	2,557,192	07/03/23	Citibank N.A.	5,568
EUR	173,000	USD	188,351	07/05/23	Citibank N.A.	392
EUR	660,000	USD	718,443	07/03/23	Commonwealth Bank of Australia	1,617
EUR	2,789,600	USD	3,040,921	07/13/23	Deutsche Bank AG	3,691
EUR	80,000	USD	87,080	07/03/23	Goldman Sachs & Co.	200
EUR	1,762,610	USD	1,937,863	07/13/23	Goldman Sachs International	(14,124)
EUR	1,900,000	USD	2,051,873	07/13/23	Goldman Sachs International	21,816
EUR	38,389,500	USD	41,967,380	07/13/23	HSBC Bank PLC	(68,495)
EUR	8,453,500	USD	9,168,487	07/13/23	HSBC Bank PLC	57,790
EUR	1,300,000	USD	1,414,920	07/03/23	HSBC Bank USA, N.A.	3,380
EUR	2,710,800	USD	2,966,847	07/13/23	JPMorgan Chase Bank N.A.	(8,238)
EUR	1,308,700	USD	1,419,313	07/13/23	JPMorgan Chase Bank N.A.	9,022
EUR	860,000	USD	936,153	07/03/23	Morgan Stanley Capital Services, Inc.	2,107
EUR	3,070,000	USD	3,390,068	07/18/23	Morgan Stanley Capital Services, Inc.	(38,595)
EUR	77,000	USD	83,811	07/03/23	Standard Chartered Bank	196
EUR	610,000	USD	660,120	07/13/23	UBS AG	5,643
GBP	800,000	USD	991,266	07/13/23	Bank of America, N.A.	25,863
GBP	329,000	USD	419,109	07/13/23	HSBC Bank PLC	(814)
GBP	600,000	USD	760,817	07/13/23	JPMorgan Chase Bank N.A.	2,030
GBP	267,600	USD	340,797	07/13/23	JPMorgan Chase Bank N.A.	(567)
GBP	1,326,100	USD	1,658,044	07/13/23	Morgan Stanley and Co. International PLC	27,975
GBP	273,200	USD	348,053	07/13/23	Morgan Stanley and Co. International PLC	(703)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
GBP	460,000	USD	580,136	07/05/23	Standard Chartered Bank	$4,685
GBP	790,000	USD	983,070	07/13/23	UBS AG	21,345
GHS	16,710,000	USD	1,453,043	09/20/23	Merrill Lynch International	(56,160)
HUF	172,768,200	USD	499,249	07/13/23	Barclays Bank PLC	4,956
HUF	262,370,800	USD	747,808	07/13/23	Deutsche Bank AG	17,892
HUF	158,936,000	USD	466,095	07/13/23	Deutsche Bank AG	(2,258)
HUF	1,094,938,838	USD	3,173,766	07/13/23	Goldman Sachs International	21,694
HUF	923,700,000	USD	2,671,815	09/20/23	Goldman Sachs International	(20,463)
HUF	832,209,600	USD	2,390,371	07/13/23	JPMorgan Chase Bank N.A.	38,342
HUF	161,591,000	USD	472,280	07/13/23	JPMorgan Chase Bank N.A.	(694)
HUF	446,895,700	USD	1,260,494	07/17/23	JPMorgan Chase Bank N.A.	42,333
HUF	1,169,342,100	USD	3,364,626	08/14/23	JPMorgan Chase Bank N.A.	19,813
HUF	1,627,278,400	USD	4,666,850	08/22/23	JPMorgan Chase Bank N.A.	34,179
HUF	330,000,000	USD	941,172	09/20/23	Standard Chartered Bank	6,047
HUF	247,223,600	USD	709,071	07/13/23	State Street Bank London	12,425
HUF	648,360,000	USD	1,875,208	07/13/23	UBS AG	16,960
IDR	1,530,590,000	USD	103,488	07/13/23	Bank of America, N.A.	(1,700)
IDR	3,238,137,000	USD	216,017	07/13/23	Citibank N.A.	(672)
IDR	49,273,499,000	USD	3,321,436	07/10/23	Deutsche Bank AG	(35,073)
IDR	178,956,129,013	USD	11,982,340	07/13/23	Deutsche Bank AG	(81,255)
IDR	43,225,619,000	USD	2,903,627	07/13/23	HSBC Bank PLC	(29,003)
IDR	514,103,595	USD	34,140	07/13/23	HSBC Bank PLC	50
IDR	135,390,286,200	USD	9,109,830	07/05/23	JPMorgan Chase Bank N.A.	(79,295)
IDR	13,771,353,300	USD	918,029	07/05/23	JPMorgan Chase Bank N.A.	520
IDR	5,274,123,600	USD	349,929	07/13/23	Morgan Stanley and Co. International PLC	815
IDR	6,841,034,705	USD	454,113	07/13/23	Natwest Markets PLC	835
ILS	3,185,000	USD	872,368	07/13/23	HSBC Bank PLC	(13,949)
ILS	485,200	USD	133,207	07/13/23	UBS AG	(2,436)
INR	30,839,100	USD	375,928	07/13/23	Bank of America, N.A.	(212)
INR	82,600,000	USD	999,552	07/13/23	Deutsche Bank AG	6,770
INR	441,337,586	USD	5,347,757	07/13/23	HSBC Bank PLC	29,092
INR	21,223,000	USD	258,568	07/13/23	HSBC Bank PLC	(6)
INR	76,198,200	USD	922,530	07/12/23	JPMorgan Chase Bank N.A.	6,079
INR	860,180,000	USD	10,459,387	09/20/23	Merrill Lynch International	(2,543)
JPY	266,351,200	USD	1,994,517	07/13/23	Barclays Bank PLC	(149,516)
JPY	811,130,000	USD	6,057,231	07/18/23	Goldman Sachs & Co.	(434,318)
JPY	414,112,100	USD	3,058,665	07/13/23	HSBC Bank PLC	(190,132)
JPY	944,458,400	USD	6,909,801	07/13/23	JPMorgan Chase Bank N.A.	(367,586)
JPY	246,675,000	USD	1,837,358	07/13/23	Morgan Stanley and Co. International PLC	(128,652)
JPY	237,560,000	USD	1,760,670	07/18/23	Morgan Stanley Capital Services, Inc.	(113,858)
JPY	13,637,000	USD	97,935	07/13/23	State Street Bank London	(3,472)
KRW	15,022,290,000	USD	11,442,241	08/21/23	JPMorgan Chase Bank N.A.	(15,076)
KZT	320,410,000	USD	690,911	09/20/23	Goldman Sachs International	6,980
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
KZT	162,335,500	USD	350,050	10/31/23	JPMorgan Chase Bank N.A.	$(5,427)
MXN	42,597,800	USD	2,383,488	07/13/23	Barclays Bank PLC	96,452
MXN	4,059,372	USD	227,051	07/13/23	Deutsche Bank AG	9,276
MXN	23,680,000	USD	1,282,348	07/18/23	Goldman Sachs & Co.	94,898
MXN	9,900,000	USD	556,847	07/13/23	Goldman Sachs International	19,507
MXN	4,261,100	USD	238,283	07/13/23	HSBC Bank PLC	9,788
MXN	191,903,528	USD	11,046,852	07/13/23	JPMorgan Chase Bank N.A.	125,300
MXN	226,647,400	USD	12,978,755	09/11/23	JPMorgan Chase Bank N.A.	66,459
MXN	43,429,600	USD	2,458,461	07/13/23	Morgan Stanley and Co. International PLC	69,904
MXN	92,976,503	USD	5,049,514	07/18/23	Morgan Stanley Capital Services, Inc.	358,070
MXN	32,100,000	USD	1,837,475	07/13/23	State Street Bank London	31,308
MXN	9,101,800	USD	502,888	07/13/23	Toronto Dominion Bank	26,996
MYR	19,488,160	USD	4,364,115	07/13/23	Barclays Bank PLC	(181,968)
MYR	1,925,900	USD	412,231	09/13/23	Barclays Bank PLC	2,289
MYR	5,348,100	USD	1,165,934	07/13/23	Morgan Stanley and Co. International PLC	(18,236)
MYR	2,990,000	USD	642,490	09/13/23	Morgan Stanley and Co. International PLC	1,060
NGN	321,400,000	USD	472,673	07/17/23	Citibank N.A.	(54,703)
NGN	321,400,000	USD	449,510	09/18/23	Citibank N.A.	(44,894)
NOK	4,863,800	USD	457,567	07/13/23	Citibank N.A.	(3,459)
NOK	16,245,200	USD	1,518,256	07/10/23	Goldman Sachs International	(1,684)
NOK	50,532,624	USD	4,920,052	07/18/23	Morgan Stanley Capital Services, Inc.	(201,207)
NOK	572,000	USD	53,007	07/13/23	The BNY Mellon	398
NZD	1,600,000	USD	972,395	07/13/23	Bank of America, N.A.	7,800
NZD	541,700	USD	335,228	07/13/23	Deutsche Bank AG	(3,371)
NZD	610,800	USD	377,400	07/13/23	JPMorgan Chase Bank N.A.	(3,210)
NZD	17,941	USD	11,276	07/18/23	JPMorgan Chase Bank N.A.	(285)
NZD	1,300,000	USD	805,628	07/13/23	Morgan Stanley and Co. International PLC	(9,220)
NZD	1,121,000	USD	685,313	07/13/23	Morgan Stanley and Co. International PLC	1,436
NZD	576,000	USD	350,239	07/13/23	Toronto Dominion Bank	2,631
PEN	1,165,400	USD	315,527	07/13/23	Bank of America, N.A.	5,717
PEN	17,800,000	USD	4,869,375	07/13/23	Citibank N.A.	37,219
PEN	9,763,300	USD	2,670,633	07/14/23	JPMorgan Chase Bank N.A.	20,396
PEN	2,830,700	USD	776,204	07/13/23	Morgan Stanley and Co. International PLC	4,083
PEN	19,260,000	USD	5,255,683	09/20/23	Standard Chartered Bank	25,877
PHP	54,790,000	USD	976,736	07/13/23	Barclays Bank PLC	13,848
PHP	146,970,940	USD	2,619,402	07/13/23	HSBC Bank PLC	37,782
PHP	190,819,300	USD	3,480,516	07/17/23	JPMorgan Chase Bank N.A.	(24,661)
PHP	103,562,200	USD	1,857,851	08/08/23	JPMorgan Chase Bank N.A.	16,706
PHP	79,606,700	USD	1,422,691	08/22/23	JPMorgan Chase Bank N.A.	17,623
PHP	132,315,100	USD	2,337,929	09/06/23	JPMorgan Chase Bank N.A.	54,940
PHP	37,600,000	USD	667,673	07/13/23	Morgan Stanley and Co. International PLC	12,122
PHP	24,037,600	USD	429,880	07/13/23	Natwest Markets PLC	4,712
PLN	3,300,000	USD	788,973	07/13/23	Bank of America, N.A.	22,920

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PLN	19,702,200	USD	4,744,943	07/13/23	Barclays Bank PLC	$102,355
PLN	13,912,000	USD	3,324,015	07/10/23	Goldman Sachs & Co.	99,249
PLN	789,200	USD	192,580	07/13/23	Goldman Sachs International	1,586
PLN	27,980,000	USD	6,840,421	09/20/23	Goldman Sachs International	20,323
PLN	2,100,000	USD	497,868	07/13/23	HSBC Bank PLC	18,792
PLN	5,591,000	USD	1,348,415	07/13/23	JPMorgan Chase Bank N.A.	27,130
PLN	38,765,500	USD	9,328,436	08/14/23	JPMorgan Chase Bank N.A.	193,384
PLN	5,577,500	USD	1,378,464	08/14/23	JPMorgan Chase Bank N.A.	(8,484)
PLN	2,857,700	USD	693,689	07/13/23	Morgan Stanley and Co. International PLC	9,386
PLN	15,570,000	USD	3,792,427	09/20/23	Standard Chartered Bank	25,363
PLN	32,712,518	USD	7,841,700	07/13/23	State Street Bank London	206,505
RON	21,609,300	USD	4,689,013	07/13/23	Deutsche Bank AG	63,669
RON	10,629,300	USD	2,317,575	07/13/23	Goldman Sachs International	20,200
RON	5,500,000	USD	1,197,949	07/13/23	JPMorgan Chase Bank N.A.	11,704
RON	13,554,200	USD	2,925,243	09/05/23	JPMorgan Chase Bank N.A.	51,450
RON	2,120,000	USD	463,458	07/13/23	Morgan Stanley and Co. International PLC	2,808
RON	1,978,000	USD	436,856	07/13/23	UBS AG	(1,821)
SGD	2,720,000	USD	2,034,751	09/20/23	Goldman Sachs International	(19,115)
SGD	3,760,000	USD	2,784,995	09/20/23	Goldman Sachs International	1,325
THB	765,032,413	USD	22,870,610	07/13/23	Barclays Bank PLC	(1,276,857)
THB	11,300,000	USD	326,977	07/13/23	Goldman Sachs International	(8,024)
THB	72,949,400	USD	2,122,362	07/13/23	HSBC Bank PLC	(63,298)
THB	5,108,000	USD	144,323	09/13/23	HSBC Bank PLC	736
THB	14,252,700	USD	408,100	07/13/23	JPMorgan Chase Bank N.A.	(5,804)
THB	127,669,000	USD	3,797,817	08/15/23	JPMorgan Chase Bank N.A.	(182,310)
THB	566,199,000	USD	16,017,253	09/13/23	JPMorgan Chase Bank N.A.	61,855
THB	25,606,000	USD	759,259	07/13/23	Morgan Stanley and Co. International PLC	(36,505)
THB	60,000,000	USD	1,740,513	09/20/23	Standard Chartered Bank	(35,483)
THB	12,671,800	USD	359,734	07/13/23	UBS AG	(2,060)
TRY	17,620,000	USD	689,048	09/20/23	Standard Chartered Bank	(37,219)
TRY	18,300,000	USD	709,646	07/26/23	UBS AG	(11,806)
TRY	32,150,000	USD	1,255,859	09/29/23	UBS AG	(73,947)
TWD	23,954,400	USD	780,724	07/13/23	Bank of America, N.A.	(12,088)
TWD	70,713,500	USD	2,302,377	07/13/23	HSBC Bank PLC	(33,360)
TWD	61,844,700	USD	2,025,106	07/13/23	Morgan Stanley and Co. International PLC	(40,667)
TWD	11,969,000	USD	383,915	07/13/23	Morgan Stanley and Co. International PLC	140
TWD	18,464,600	USD	592,403	07/13/23	Natwest Markets PLC	79
UGX	3,494,750,000	USD	940,713	09/20/23	Standard Chartered Bank	(2,023)
USD	1,982,864	AUD	2,989,700	07/13/23	JPMorgan Chase Bank N.A.	(7,675)
USD	1,002,728	AUD	1,485,400	07/13/23	JPMorgan Chase Bank N.A.	13,750
USD	2,604,775	AUD	3,780,000	07/18/23	Morgan Stanley Capital Services, Inc.	87,693
USD	521,030	AUD	780,000	07/13/23	The BNY Mellon	1,707
USD	3,889,986	BRL	18,746,622	07/05/23	Bank of America, N.A.	3,871
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,919,837	BRL	18,746,622	08/02/23	Bank of America, N.A.	$52,613
USD	6,303,164	BRL	30,700,000	07/05/23	Barclays Bank PLC	(60,850)
USD	10,578,520	BRL	50,980,000	07/05/23	Barclays Bank PLC	10,525
USD	489,708	BRL	2,360,000	07/05/23	Citibank N.A.	487
USD	1,358,776	BRL	6,764,700	07/05/23	Goldman Sachs International	(43,525)
USD	2,282,537	BRL	11,000,000	07/05/23	Goldman Sachs International	2,271
USD	2,500,163	BRL	12,087,000	09/05/23	Goldman Sachs International	22,406
USD	452,009	BRL	2,201,600	07/05/23	HSBC Bank PLC	(4,376)
USD	810,633	BRL	3,906,600	07/05/23	HSBC Bank PLC	807
USD	11,505,869	BRL	57,685,622	07/05/23	JPMorgan Chase Bank N.A.	(452,178)
USD	1,647,354	BRL	7,932,800	07/05/23	JPMorgan Chase Bank N.A.	2,911
USD	11,181,747	BRL	55,001,500	08/21/23	JPMorgan Chase Bank N.A.	(124,980)
USD	2,571,726	BRL	12,404,600	08/21/23	JPMorgan Chase Bank N.A.	21,697
USD	4,156,429	BRL	20,300,000	09/05/23	Merrill Lynch International	(4,942)
USD	2,316,998	BRL	11,300,000	09/05/23	Merrill Lynch International	570
USD	1,026,374	BRL	4,946,300	07/05/23	Morgan Stanley and Co. International PLC	1,021
USD	3,772,367	BRL	18,700,000	07/10/23	Morgan Stanley Capital Services, Inc.	(100,529)
USD	824,909	BRL	4,170,000	07/18/23	Morgan Stanley Capital Services, Inc.	(37,523)
USD	441,341	BRL	2,133,000	09/05/23	Standard Chartered Bank	4,089
USD	3,576,356	CAD	4,782,205	07/18/23	BNP Paribas S.A.	(38,311)
USD	3,475,418	CAD	4,685,000	07/13/23	JPMorgan Chase Bank N.A.	(65,523)
USD	830,675	CAD	1,110,000	07/18/23	JPMorgan Chase Bank N.A.	(8,327)
USD	1,039,809	CAD	1,384,700	07/13/23	Morgan Stanley and Co. International PLC	(6,752)
USD	1,000,428	CHF	900,600	07/13/23	HSBC Bank PLC	(7,020)
USD	992,949	CHF	898,800	07/13/23	Morgan Stanley and Co. International PLC	(12,485)
USD	5,588,614	CHF	4,953,500	07/13/23	State Street Bank London	47,429
USD	334,272	CLP	268,300,000	07/13/23	Bank of America, N.A.	119
USD	1,709,994	CLP	1,361,082,500	07/13/23	Citibank N.A.	14,839
USD	3,254,665	CLP	2,610,892,000	07/10/23	Deutsche Bank AG	1,723
USD	1,322,349	CLP	1,057,503,007	07/13/23	HSBC Bank PLC	5,286
USD	2,309,785	CLP	1,829,211,100	08/14/23	JPMorgan Chase Bank N.A.	41,273
USD	2,274,955	CLP	1,827,493,900	08/21/23	JPMorgan Chase Bank N.A.	10,451
USD	1,909,490	CLP	1,540,413,000	07/13/23	Morgan Stanley and Co. International PLC	(9,012)
USD	1,080,879	CLP	866,241,900	07/13/23	Morgan Stanley and Co. International PLC	2,021
USD	5,390,203	CNH	38,557,500	07/13/23	Goldman Sachs International	86,807
USD	201,680	CNH	1,432,000	07/13/23	HSBC Bank PLC	4,715
USD	3,423,900	CNH	24,151,400	07/13/23	JPMorgan Chase Bank N.A.	101,993
USD	6,686,650	CNH	47,282,100	09/11/23	JPMorgan Chase Bank N.A.	151,806
USD	508,106	CNH	3,612,600	07/13/23	Morgan Stanley and Co. International PLC	11,211
USD	1,907,616	CNH	13,050,000	07/18/23	Morgan Stanley Capital Services, Inc.	111,961
USD	387,296	CNH	2,753,600	07/13/23	Toronto Dominion Bank	8,552
USD	1,164,326	CNY	8,209,400	07/13/23	State Street Bank London	33,208
USD	3,506,846	COP	15,610,881,600	07/13/23	Bank of America, N.A.	(223,477)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	902,741	COP	4,173,704,200	07/13/23	Barclays Bank PLC	$(94,594)
USD	2,292,315	COP	9,661,630,000	07/13/23	Citibank N.A.	(16,395)
USD	348,891	COP	1,441,166,100	07/13/23	Citibank N.A.	4,515
USD	275,901	COP	1,170,000,000	09/20/23	Goldman Sachs International	1,416
USD	7,632,716	COP	35,147,359,095	07/13/23	HSBC Bank PLC	(765,978)
USD	1,260,751	COP	5,740,200,000	07/13/23	JPMorgan Chase Bank N.A.	(110,908)
USD	10,929,512	COP	46,021,507,200	07/24/23	JPMorgan Chase Bank N.A.	(28,801)
USD	206,282	COP	880,000,000	09/20/23	Standard Chartered Bank	(168)
USD	1,002,034	COP	4,452,038,000	07/13/23	UBS AG	(61,810)
USD	753,639	COP	3,134,384,400	07/13/23	UBS AG	4,657
USD	43,553	CZK	960,000	07/13/23	Bank of America, N.A.	(518)
USD	993,322	CZK	21,896,400	07/13/23	Citibank N.A.	(11,875)
USD	771,906	CZK	16,700,000	07/13/23	Citibank N.A.	5,260
USD	311,514	CZK	6,753,300	07/13/23	Goldman Sachs International	1,491
USD	3,829,590	CZK	83,577,700	09/20/23	Goldman Sachs International	3,882
USD	3,319,427	CZK	72,642,300	09/20/23	Goldman Sachs International	(5,722)
USD	4,368,700	CZK	96,591,900	07/13/23	JPMorgan Chase Bank N.A.	(65,540)
USD	386,452	CZK	8,276,900	07/13/23	Morgan Stanley and Co. International PLC	6,484
USD	264,743	CZK	5,780,000	09/20/23	Standard Chartered Bank	168
USD	547,796	CZK	12,050,900	07/13/23	State Street Bank London	(5,425)
USD	710,497	CZK	15,300,000	07/13/23	State Street Bank London	8,120
USD	2,011,917	CZK	44,300,000	07/13/23	UBS AG	(21,761)
USD	708,412	EGP	22,400,000	07/10/23	Goldman Sachs International	(14,241)
USD	647,268	EGP	21,800,000	07/24/23	Goldman Sachs International	(48,418)
USD	634,638	EGP	21,400,000	08/28/23	Goldman Sachs International	(29,886)
USD	1,049,055	EGP	34,310,000	09/20/23	Standard Chartered Bank	6,962
USD	859,256	EUR	800,000	07/03/23	Bank of America, N.A.	(13,544)
USD	924,672	EUR	860,000	07/05/23	Bank of America, N.A.	(13,588)
USD	284,732	EUR	266,000	07/10/23	Bank of America, N.A.	(5,543)
USD	757,029	EUR	705,000	07/12/23	Bank of America, N.A.	(12,381)
USD	97,172	EUR	90,000	07/13/23	Bank of America, N.A.	(1,055)
USD	1,313,520	EUR	1,200,000	07/13/23	Bank of America, N.A.	3,822
USD	1,891,380	EUR	1,713,942	07/18/23	Bank of America, N.A.	20,295
USD	1,309,871	EUR	1,199,000	07/20/23	Bank of America, N.A.	812
USD	871,704	EUR	800,000	07/31/23	Bank of America, N.A.	(2,205)
USD	937,194	EUR	860,000	08/02/23	Bank of America, N.A.	(2,351)
USD	285,971	EUR	266,000	07/03/23	Barclays Bank PLC	(4,235)
USD	3,732,824	EUR	3,391,300	07/13/23	Barclays Bank PLC	31,508
USD	267,784	EUR	245,000	07/20/23	Barclays Bank PLC	295
USD	338,802	EUR	310,000	07/28/23	Barclays Bank PLC	213
USD	289,927	EUR	266,000	07/31/23	Barclays Bank PLC	(648)
USD	860,016	EUR	800,000	07/03/23	BNP Paribas S.A.	(12,785)
USD	385,261	EUR	359,000	07/05/23	BNP Paribas S.A.	(6,408)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,087,282	EUR	1,948,000	07/18/23	BNP Paribas S.A.	$(39,320)
USD	1,708,714	EUR	1,550,000	07/18/23	BNP Paribas S.A.	16,602
USD	871,954	EUR	800,000	07/31/23	BNP Paribas S.A.	(1,955)
USD	391,332	EUR	359,000	08/02/23	BNP Paribas S.A.	(874)
USD	2,526,446	EUR	2,349,000	07/03/23	Citibank N.A.	(36,313)
USD	185,957	EUR	173,000	07/05/23	Citibank N.A.	(2,786)
USD	2,560,702	EUR	2,349,000	07/31/23	Citibank N.A.	(5,313)
USD	188,613	EUR	173,000	08/02/23	Citibank N.A.	(389)
USD	709,060	EUR	660,000	07/03/23	Commonwealth Bank of Australia	(11,000)
USD	719,430	EUR	660,000	07/31/23	Commonwealth Bank of Australia	(1,545)
USD	6,076,264	EUR	5,514,400	07/13/23	Deutsche Bank AG	57,764
USD	1,176,128	EUR	1,072,000	07/24/23	Deutsche Bank AG	5,495
USD	86,022	EUR	80,000	07/03/23	Goldman Sachs & Co.	(1,258)
USD	1,247,333	EUR	1,120,000	07/18/23	Goldman Sachs & Co.	24,646
USD	87,197	EUR	80,000	07/31/23	Goldman Sachs & Co.	(194)
USD	2,779,903	EUR	2,536,900	07/13/23	Goldman Sachs International	11,092
USD	10,101,987	EUR	9,300,000	07/13/23	HSBC Bank PLC	(48,175)
USD	2,876,678	EUR	2,626,700	07/13/23	HSBC Bank PLC	9,857
USD	1,399,164	EUR	1,300,000	07/03/23	HSBC Bank USA, N.A.	(19,136)
USD	984,953	EUR	904,000	07/24/23	HSBC Bank USA, N.A.	(2,222)
USD	1,416,850	EUR	1,300,000	07/31/23	HSBC Bank USA, N.A.	(3,252)
USD	11,174,283	EUR	10,335,400	07/13/23	JPMorgan Chase Bank N.A.	(105,930)
USD	10,311,338	EUR	9,435,300	07/13/23	JPMorgan Chase Bank N.A.	13,508
USD	13,005,012	EUR	12,070,000	07/13/23	Morgan Stanley and Co. International PLC	(168,370)
USD	922,359	EUR	860,000	07/03/23	Morgan Stanley Capital Services, Inc.	(15,902)
USD	122,667	EUR	114,000	07/07/23	Morgan Stanley Capital Services, Inc.	(1,719)
USD	551,904	EUR	505,000	07/28/23	Morgan Stanley Capital Services, Inc.	331
USD	937,436	EUR	860,000	07/31/23	Morgan Stanley Capital Services, Inc.	(2,016)
USD	82,721	EUR	77,000	07/03/23	Standard Chartered Bank	(1,286)
USD	932,610	EUR	850,000	07/24/23	Standard Chartered Bank	4,403
USD	83,927	EUR	77,000	07/31/23	Standard Chartered Bank	(187)
USD	5,613,245	EUR	5,120,000	09/20/23	Standard Chartered Bank	5,892
USD	785,220	EUR	732,000	07/05/23	State Street Bank and Trust	(13,392)
USD	797,892	EUR	732,000	08/02/23	State Street Bank and Trust	(1,814)
USD	659,542	EUR	605,000	07/20/23	UBS AG	(993)
USD	1,645,765	EUR	1,500,000	07/24/23	UBS AG	7,753
USD	706,206	GBP	554,000	07/24/23	Bank of America, N.A.	1,785
USD	713,896	GBP	560,000	07/24/23	BNP Paribas S.A.	1,847
USD	631,219	GBP	510,000	07/18/23	Goldman Sachs & Co.	(17,225)
USD	989,866	GBP	798,900	07/13/23	Goldman Sachs International	(25,865)
USD	1,017,983	GBP	808,100	07/13/23	HSBC Bank PLC	(9,445)
USD	1,970,294	GBP	1,585,100	07/13/23	Morgan Stanley and Co. International PLC	(45,020)
USD	7,656,798	GBP	6,139,928	07/18/23	Morgan Stanley Capital Services, Inc.	(149,874)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	574,534	GBP	460,000	07/05/23	Standard Chartered Bank	$(10,287)
USD	580,263	GBP	460,000	08/02/23	Standard Chartered Bank	(4,675)
USD	990,533	GBP	790,500	07/13/23	State Street Bank London	(14,518)
USD	517,876	GBP	412,300	07/13/23	The BNY Mellon	(6,327)
USD	1,242,896	HUF	437,400,000	07/13/23	Bank of America, N.A.	(33,608)
USD	2,780,456	HUF	961,938,600	07/13/23	Goldman Sachs International	(26,857)
USD	358,054	HUF	121,481,400	07/13/23	Goldman Sachs International	3,524
USD	2,950,752	HUF	1,017,949,700	07/13/23	JPMorgan Chase Bank N.A.	(20,023)
USD	497,573	HUF	168,500,000	07/13/23	JPMorgan Chase Bank N.A.	5,824
USD	4,492,035	HUF	1,567,290,000	08/22/23	JPMorgan Chase Bank N.A.	(35,693)
USD	3,319,422	IDR	49,273,499,000	07/10/23	Deutsche Bank AG	33,059
USD	2,009,441	IDR	29,904,487,000	07/13/23	Deutsche Bank AG	20,709
USD	641,056	IDR	9,477,365,323	07/13/23	Goldman Sachs International	10,784
USD	4,682,978	IDR	69,403,797,464	07/13/23	HSBC Bank PLC	67,430
USD	9,986,228	IDR	149,161,639,500	07/05/23	JPMorgan Chase Bank N.A.	37,144
USD	469,318	IDR	6,981,109,160	07/13/23	JPMorgan Chase Bank N.A.	5,055
USD	1,143,222	IDR	17,125,472,712	07/18/23	JPMorgan Chase Bank N.A.	1,089
USD	3,195,842	IDR	47,539,745,541	07/21/23	JPMorgan Chase Bank N.A.	25,385
USD	6,300,553	IDR	94,268,869,900	07/26/23	JPMorgan Chase Bank N.A.	13,921
USD	284,742	IDR	4,277,396,500	07/26/23	JPMorgan Chase Bank N.A.	(510)
USD	917,295	IDR	13,771,353,300	08/04/23	JPMorgan Chase Bank N.A.	(1,035)
USD	1,795,665	IDR	26,666,890,700	07/13/23	Morgan Stanley and Co. International PLC	22,241
USD	5,000,000	IDR	74,454,050,000	07/13/23	Natwest Markets PLC	48,597
USD	508,557	INR	42,160,000	07/13/23	Citibank N.A.	(5,082)
USD	1,001,147	INR	82,360,900	07/13/23	Deutsche Bank AG	(2,261)
USD	3,138,826	INR	258,893,900	07/13/23	HSBC Bank PLC	(15,297)
USD	307,785	INR	25,375,000	07/12/23	JPMorgan Chase Bank N.A.	(1,454)
USD	1,780,676	JPY	246,350,000	07/13/23	Bank of America, N.A.	74,222
USD	2,717,033	JPY	359,732,979	07/18/23	Goldman Sachs & Co.	223,294
USD	101,125	JPY	13,982,000	07/13/23	Goldman Sachs International	4,273
USD	4,393,958	JPY	609,329,300	07/13/23	JPMorgan Chase Bank N.A.	173,165
USD	3,963,309	KRW	5,027,458,000	08/21/23	JPMorgan Chase Bank N.A.	139,019
USD	54,371	MXN	950,409	07/13/23	Bank of America, N.A.	(959)
USD	1,824,316	MXN	32,638,385	07/13/23	Barclays Bank PLC	(75,811)
USD	249,862	MXN	4,440,000	07/13/23	Deutsche Bank AG	(8,624)
USD	2,239,577	MXN	40,010,000	07/18/23	Goldman Sachs & Co.	(87,435)
USD	645,486	MXN	11,204,502	07/13/23	Goldman Sachs International	(6,813)
USD	2,120,721	MXN	36,960,000	09/20/23	Goldman Sachs International	(2,978)
USD	508,244	MXN	9,032,700	07/13/23	HSBC Bank PLC	(17,618)
USD	8,866,475	MXN	156,815,904	07/13/23	JPMorgan Chase Bank N.A.	(262,963)
USD	13,982,708	MXN	245,993,600	09/11/23	JPMorgan Chase Bank N.A.	(176,020)
USD	5,931,208	MXN	103,000,400	07/13/23	Morgan Stanley and Co. International PLC	(65,222)
USD	6,223,762	MXN	111,440,000	07/18/23	Morgan Stanley Capital Services, Inc.	(257,673)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	7,135,281	MXN	128,270,803	07/13/23	State Street Bank London	$(332,329)
USD	198,497	MXN	3,400,000	07/13/23	State Street Bank London	557
USD	948,096	MYR	4,334,900	07/13/23	Barclays Bank PLC	17,829
USD	2,209,586	MYR	10,163,800	07/13/23	Morgan Stanley and Co. International PLC	28,442
USD	8,407,560	MYR	38,700,000	09/20/23	Standard Chartered Bank	70,412
USD	606,299	NOK	6,400,000	07/13/23	Morgan Stanley and Co. International PLC	8,765
USD	2,516,763	NZD	4,114,500	07/13/23	Bank of America, N.A.	(3,870)
USD	1,002,645	NZD	1,644,900	07/13/23	HSBC Bank PLC	(5,056)
USD	836,030	PEN	3,100,000	07/13/23	Bank of America, N.A.	(18,489)
USD	1,859,367	PEN	6,914,780	07/13/23	Barclays Bank PLC	(46,702)
USD	1,499,881	PEN	5,524,300	07/13/23	Citibank N.A.	(22,899)
USD	811,974	PEN	3,000,000	07/13/23	Deutsche Bank AG	(14,980)
USD	3,039,128	PEN	11,100,000	07/13/23	Goldman Sachs International	(20,602)
USD	660,480	PEN	2,420,000	09/20/23	Goldman Sachs International	(3,142)
USD	2,029,675	PEN	7,429,900	07/14/23	JPMorgan Chase Bank N.A.	(18,206)
USD	2,966,162	PEN	10,852,000	07/24/23	JPMorgan Chase Bank N.A.	(22,296)
USD	747,360	PEN	2,760,000	07/13/23	Morgan Stanley and Co. International PLC	(13,438)
USD	1,006,771	PHP	56,500,000	07/13/23	Bank of America, N.A.	(14,729)
USD	653,046	PHP	36,914,734	07/13/23	Barclays Bank PLC	(14,360)
USD	2,150,935	PHP	120,597,300	07/13/23	HSBC Bank PLC	(29,423)
USD	3,001,978	PHP	168,456,000	09/06/23	JPMorgan Chase Bank N.A.	(44,486)
USD	4,171,117	PHP	233,520,000	09/20/23	Merrill Lynch International	(50,847)
USD	1,143,113	PHP	63,900,000	07/13/23	Morgan Stanley and Co. International PLC	(12,177)
USD	339,641	PHP	18,956,900	07/13/23	Natwest Markets PLC	(3,093)
USD	341,566	PHP	19,228,866	07/13/23	UBS AG	(6,085)
USD	3,305,534	PLN	13,912,000	07/10/23	Goldman Sachs & Co.	(117,731)
USD	1,205,448	PLN	4,994,000	07/13/23	Goldman Sachs International	(23,217)
USD	1,378,572	PLN	5,667,500	07/13/23	HSBC Bank PLC	(15,795)
USD	6,639,331	PLN	27,573,200	07/13/23	JPMorgan Chase Bank N.A.	(144,456)
USD	10,645,938	PLN	44,219,050	08/14/23	JPMorgan Chase Bank N.A.	(215,417)
USD	2,168,557	PLN	9,053,200	07/13/23	Morgan Stanley and Co. International PLC	(58,787)
USD	626,090	PLN	2,613,000	07/13/23	State Street Bank London	(16,782)
USD	743,259	PLN	3,085,800	07/13/23	The BNY Mellon	(15,936)
USD	196,087	PLN	790,000	07/13/23	Toronto Dominion Bank	1,725
USD	173,285	PLN	700,000	07/13/23	UBS AG	1,065
USD	175,751	RON	790,000	07/13/23	JPMorgan Chase Bank N.A.	2,001
USD	1,009,809	RON	4,635,800	07/13/23	JPMorgan Chase Bank N.A.	(9,775)
USD	978,830	RON	4,508,000	09/05/23	JPMorgan Chase Bank N.A.	(11,190)
USD	2,024,935	RON	9,344,300	07/13/23	Morgan Stanley and Co. International PLC	(30,222)
USD	6,270,368	RON	28,174,000	07/13/23	UBS AG	73,866
USD	2,537,067	RON	11,710,000	07/13/23	UBS AG	(38,394)
USD	2,777,019	SGD	3,760,000	07/03/23	Goldman Sachs International	(1,272)
USD	7,848,036	SGD	10,480,000	09/20/23	Goldman Sachs International	81,909

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	663,164	THB	22,861,900	07/13/23	Barclays Bank PLC	$17,866
USD	312,453	THB	10,908,377	09/20/23	Goldman Sachs International	2,468
USD	637,863	THB	21,963,800	07/13/23	HSBC Bank PLC	17,915
USD	735,538	THB	24,569,400	07/13/23	JPMorgan Chase Bank N.A.	42,044
USD	15,928,296	THB	566,199,000	07/13/23	JPMorgan Chase Bank N.A.	(53,199)
USD	3,327,869	THB	114,897,100	09/11/23	JPMorgan Chase Bank N.A.	65,600
USD	250,190	THB	8,741,623	09/20/23	Standard Chartered Bank	1,777
USD	7,711,016	THB	266,218,500	07/13/23	UBS AG	196,751
USD	684,219	TRY	17,620,000	09/20/23	Standard Chartered Bank	32,389
USD	1,257,087	TRY	32,150,000	09/29/23	UBS AG	75,175
USD	1,873,622	TWD	57,270,000	07/13/23	Barclays Bank PLC	35,973
USD	1,019,069	TWD	31,081,600	07/13/23	HSBC Bank PLC	21,739
USD	2,006,773	TWD	61,567,800	07/13/23	Morgan Stanley and Co. International PLC	31,219
USD	6,942,200	TWD	211,390,000	09/20/23	Standard Chartered Bank	94,452
USD	607,296	TWD	18,562,000	07/13/23	UBS AG	11,689
USD	3,068,755	UGX	11,560,000,000	09/20/23	Standard Chartered Bank	(36,264)
USD	1,755,051	ZAR	34,059,600	07/13/23	Bank of America, N.A.	(46,493)
USD	818,160	ZAR	15,379,800	07/13/23	Barclays Bank PLC	4,663
USD	2,447,032	ZAR	48,068,300	07/13/23	Citibank N.A.	(95,488)
USD	567,676	ZAR	10,570,000	07/13/23	Citibank N.A.	8,587
USD	8,958,815	ZAR	166,750,183	07/13/23	Goldman Sachs International	138,747
USD	4,191,498	ZAR	78,142,800	09/20/23	Goldman Sachs International	86,975
USD	988,521	ZAR	19,090,000	07/13/23	HSBC Bank PLC	(21,224)
USD	1,004,587	ZAR	19,500,000	07/13/23	JPMorgan Chase Bank N.A.	(26,844)
USD	704,910	ZAR	13,235,600	07/13/23	JPMorgan Chase Bank N.A.	4,827
USD	7,305,551	ZAR	140,157,767	08/21/23	JPMorgan Chase Bank N.A.	(78,933)
USD	4,802,410	ZAR	95,785,500	09/11/23	JPMorgan Chase Bank N.A.	(233,475)
USD	5,741,280	ZAR	107,456,000	09/11/23	JPMorgan Chase Bank N.A.	91,824
USD	2,568,130	ZAR	47,597,200	09/20/23	Merrill Lynch International	68,043
USD	2,136,115	ZAR	41,199,100	07/13/23	Morgan Stanley and Co. International PLC	(43,065)
USD	985,857	ZAR	18,212,500	07/13/23	State Street Bank London	22,528
USD	372,809	ZAR	6,943,300	07/13/23	Toronto Dominion Bank	5,551
ZAR	25,387,356	USD	1,316,423	07/13/23	Bank of America, N.A.	26,413
ZAR	12,702,500	USD	690,218	07/13/23	Bank of America, N.A.	(18,333)
ZAR	154,260,000	USD	8,338,439	07/13/23	Bank of New York	(179,026)
ZAR	6,554,600	USD	355,993	07/13/23	Goldman Sachs International	(9,295)
ZAR	11,461,244	USD	602,054	07/13/23	JPMorgan Chase Bank N.A.	4,176
ZAR	18,067,000	USD	965,552	07/13/23	JPMorgan Chase Bank N.A.	(9,917)
ZAR	89,358,900	USD	4,634,549	08/21/23	JPMorgan Chase Bank N.A.	73,498
ZAR	145,115,900	USD	7,751,512	09/11/23	JPMorgan Chase Bank N.A.	(122,102)
ZAR	22,701,000	USD	1,213,677	07/13/23	Morgan Stanley and Co. International PLC	(12,932)
ZAR	12,765,100	USD	639,898	07/13/23	Morgan Stanley and Co. International PLC	35,298
ZAR	14,638,300	USD	760,762	07/13/23	State Street Bank London	13,515
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ZAR	8,176,800	USD	437,983	07/13/23	Toronto Dominion Bank	$(5,480)
						$(5,769,799)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
31	10-Year Australian Bond Futures	Sep 2023	$2,397,233	$(29,678)
34	3-Month SONIA	Sep 2023	10,245,625	(102,976)
122	3-Month SONIA	Mar 2024	36,358,502	(441,309)
194	3-Month SONIA	Dec 2023	57,991,711	(752,426)
34	Long Gilt Futures	Sep 2023	4,119,431	(80,892)
75	SOFR 90-Day	Mar 2025	17,995,312	(121,595)
101	U.S. Long Bond	Sep 2023	12,817,531	(120,699)
1,187	U.S. Treasury Note 10-Year	Sep 2023	133,259,297	(1,525,030)
692	U.S. Treasury Note 2-Year	Sep 2023	140,713,875	(1,734,237)
346	U.S. Treasury Note 5-Year	Sep 2023	37,054,437	(531,717)
39	U.S. Ultra 10-Year	Sep 2023	4,619,063	(56,435)
395	U.S. Ultra Bond	Sep 2023	53,806,406	562,926
				$(4,934,068)
Sales
32	SOFR 90-Day	Sep 2023	$7,582,400	$54,833
153	SOFR 90-Day	Mar 2024	36,199,800	200,441
169	U.S. Treasury Note 5-Year	Sep 2023	18,098,844	176,164
102	U.S. Ultra 10-Year	Sep 2023	12,080,625	102,973
				$534,411
Written Options
Written Futures Options
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2023
PUT— S&P 500 E-mini Futures Option Strike @ $3,500.00 Expires 09/15/2023	JPMorgan Chase Bank N.A.	1,800	$(8,010,684)	$(76,199)	$(9,900)
PUT— S&P 500 E-mini Futures Option Strike @ $3,700.00 Expires 09/15/2023	JPMorgan Chase Bank N.A.	2,150	(9,568,317)	(31,760)	(17,738)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Written Options—continued
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2023
PUT— S&P 500 E-mini Futures Option Strike @ $3,700.00 Expires 12/15/2023	JPMorgan Chase Bank N.A.	1,100	$(4,895,418)	$(41,754)	$(31,075)
Total Written Options				$(149,713)	$(58,713)
OTC — Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
8.97%	Monthly	1-Month TIIE	Monthly	03/01/30	UBS CME	$ —	MXN	(93,573,000)	$222,585	$222,585
11.37%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(3,512,004)	23,162	23,162
12.34%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(5,981,518)	61,512	61,512
12.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(4,597,489)	48,642	48,642
12.51%	At Maturity	BRL-CDI	At Maturity	01/04/27	Goldman Sachs & Co.	—	BRL	(5,745,974)	63,427	63,427
12.74%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(3,360,353)	48,645	48,645
12.78%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(7,055,245)	85,648	85,648
						$ 0			$553,621	$553,621
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	$—	MXN	116,734,200	$(251,601)	$(251,601)
9.29%	Monthly	1-Month TIIE	Monthly	02/17/28	12	MXN	23,052,759	45,282	45,271
4.59%	Annual	6-Month PRIBOR	Semi-Annual	09/20/28	7	CZK	13,559,248	7,850	7,843
4.77%	Annual	6-Month PRIBOR	Semi-Annual	09/20/28	24	CZK	46,857,498	44,385	44,361
4.88%	Annual	6-Month PRIBOR	Semi-Annual	09/20/28	9	CZK	18,261,885	21,409	21,400
4.94%	Annual	6-Month PRIBOR	Semi-Annual	09/20/28	9	CZK	17,311,147	22,419	22,410
4.96%	Annual	6-Month PRIBOR	Semi-Annual	09/20/28	6	CZK	11,349,419	15,163	15,157
SOFR	Annual	3.15%	Annual	05/15/48	(4,472)	USD	4,624,000	122,649	127,121
SOFR	Annual	3.05%	Annual	02/15/48	135,295	USD	3,862,000	169,687	34,392
SOFR	Annual	2.94%	Annual	01/19/53	—	USD	5,240,000	251,929	251,929
SOFR	Annual	2.60%	Annual	02/15/48	67,555	USD	595,000	70,346	2,791
3.35%	Annual	SOFR	Annual	01/19/28	—	USD	22,515,000	(592,367)	(592,367)
2.26%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/20/28	13	THB	40,296,453	(11,479)	(11,492)
2.52%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/28	15	THB	49,975,230	5,972	5,957
2.61%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/20/33	11	THB	20,728,949	(4,463)	(4,474)
2.65%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/20/33	16	THB	30,255,482	(3,631)	(3,647)
2.84%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/33	47	THB	94,898,043	39,780	39,732
3.27%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/33	9	THB	18,689,901	28,132	28,123
									$(217,094)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
OTC— Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
19,780,000	USD	06/20/28	Morgan Stanley & Co.	(1.00%)	Quarterly	CDX.EM.S39**	$(249,629)	$1,196,690	$947,061
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Quarterly	Daimler AG, 1.40%, 01/12/24	11,124	(19,195)	(8,071)
Total Buy Protection							$(238,505)	$1,177,495	$938,990
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$(4,370)	$9,254	$4,884
Total OTC Credit Default Swaps							$(242,875)	$1,186,749	$943,874
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
3,058,400	USD	06/20/28	(5.00%)	Quarterly	CDX.NA.HY.40***	$(97,104)	$9,271	$(87,833)
8,700,000	USD	06/20/28	(5.00%)	Quarterly	CDX.NA.HY.S40***	(183,296)	(66,555)	(249,851)
9,725,000	USD	06/20/28	(5.00%)	Quarterly	CDX.NA.HY.S40***	(200,224)	(79,064)	(279,288)
1,380,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	118,757	(264,657)	(145,900)
Total Buy Protection						$(361,867)	$(401,005)	$(762,872)
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,380,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	$(80,511)	$196,911	$116,400
Total Centrally Cleared Credit Default Swaps						$(442,378)	$(204,094)	$(646,472)

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
U.S. Treasury securities in the amount of $1,137,103 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
Currency Abbreviations
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israel Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
Abbreviations
CDI	—	CREST Depository Interest
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
GDN	—	Global Depository Note
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STACR	—	Structured Agency Credit Risk
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	37.2
Sovereign Debt Obligations	33.3
Bank Loans	11.4
Asset Backed Securities	6.9
Mortgage Backed Securities - Private Issuers	5.6
Convertible Debt	1.0
Convertible Preferred Stock	0.2
OTC Credit Default Swaps	0.1
OTC Interest Rate Swaps	0.0*
Mortgage Backed Securities - U.S. Government Agency Obligations	0.0*
Purchased Futures Options	0.0*
U.S. Government and Agency Obligation	0.0*
Purchased Currency Options	0.0*
Common Stocks	0.0*
Written Futures Options	0.0*
Centrally Cleared Interest Rate Swaps	0.0*
Centrally Cleared Credit Default Swaps	0.0*
Futures Contracts	(0.3)
Forward Foreign Currency Contracts	(0.4)
Short-Term Investments	3.0
Other Assets and Liabilities (net)	2.0
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.8%
	Brazil — 8.7%
1,094,300	Ambev SA	3,495,681
3,141,600	B3 SA - Brasil Bolsa Balcao	9,514,672
2,119,779	Banco Bradesco SA	6,433,160
1,375,600	Banco BTG Pactual SA	8,968,205
1,080,200	Banco do Brasil SA	11,061,750
602,900	BB Seguridade Participacoes SA	3,845,612
1,190,000	Cielo SA	1,132,276
7,864,750	Dexco SA	13,613,321
2,190,200	Locaweb Servicos de Internet SA	3,895,505
12,484	MercadoLibre, Inc.*	14,788,546
480,200	PRIO SA*	3,691,089
2,471,594	Raia Drogasil SA	15,165,668
1,033,100	Rumo SA	4,754,316
2,259,800	TIM SA	6,848,730
1,053,200	TOTVS SA	6,545,385
221,500	Vale SA	2,948,742
1,938,300	Vibra Energia SA	7,252,553
2,050,800	WEG SA	16,048,445
		140,003,656
	Canada — 0.7%
76,680	Franco-Nevada Corp.	10,934,568
	Chile — 0.4%
18,139,800	Banco de Chile	1,892,564
270,461	Cia Cervecerias Unidas SA, ADR(a)	4,389,582
		6,282,146
	China — 28.8%
5,343,200	Agricultural Bank of China Ltd. Class H	2,103,513
1,898,000	Air China Ltd. Class H *	1,356,320
188,000	Airtac International Group	6,219,054
1,918,091	Alibaba Group Holding Ltd.*	19,946,746
92,800	Alibaba Group Holding Ltd., ADR*	7,734,880
67,600	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,544,506
296,000	ANTA Sports Products Ltd.	3,034,807
21,000	APT Medical, Inc. Class A	1,081,331
242,190	Autohome, Inc., ADR	7,062,260
50,780	Bafang Electric Suzhou Co. Ltd. Class A	490,582
2,881	Baidu, Inc., ADR*	394,438
1,092,600	Baidu, Inc. Class A *	18,674,327
19,007,000	Bank of China Ltd. Class H	7,621,459
1,627,400	Bank of Jiangsu Co. Ltd. Class A *	1,650,626
95,999	Bear Electric Appliance Co. Ltd. Class A	1,105,562
2,914,000	BOC Hong Kong Holdings Ltd.	8,918,332
8,812,000	China Construction Bank Corp. Class H *	5,713,768
5,336,400	China International Capital Corp. Ltd. Class H *	9,401,300
148,600	China Literature Ltd.*	626,324

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	China — continued
1,233,000	China Longyuan Power Group Corp. Ltd. Class H	1,274,065
1,552,000	China Meidong Auto Holdings Ltd.(a)	1,798,324
2,718,000	China Mengniu Dairy Co. Ltd.*	10,249,807
1,404,000	China Merchants Bank Co. Ltd. Class H	6,384,431
1,561,400	China Pacific Insurance Group Co. Ltd. Class H	4,043,143
22,475,000	China Petroleum & Chemical Corp. Class H	13,220,033
858,000	China Resources Beer Holdings Co. Ltd.	5,671,818
280,000	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,338,153
734,195	China Shenhua Energy Co. Ltd. Class H	2,252,438
35,800	China Tourism Group Duty Free Corp. Ltd. Class A	547,211
430,000	China Yuhua Education Corp. Ltd.*	48,418
75,300	Cloud Music, Inc.*(a)	798,982
255,304	Contemporary Amperex Technology Co. Ltd. Class A	8,062,110
736,078	East Money Information Co. Ltd. Class A	1,444,165
584,800	ENN Energy Holdings Ltd.	7,307,524
777,200	ENN Natural Gas Co. Ltd. Class A	2,035,129
4,776,600	Focus Media Information Technology Co. Ltd. Class A	4,480,203
791,299	Foshan Haitian Flavouring & Food Co. Ltd. Class A	5,103,304
660,679	Foxconn Industrial Internet Co. Ltd. Class A	2,298,265
367,200	Fuyao Glass Industry Group Co. Ltd. Class H	1,523,746
24,420	Gongniu Group Co. Ltd. Class A	323,374
5,608,500	Great Wall Motor Co. Ltd. Class H (a)	6,464,230
2,363,400	Haier Smart Home Co. Ltd. Class H	7,453,098
270,084	Hangzhou First Applied Material Co. Ltd. Class A	1,384,495
575,100	Hangzhou Tigermed Consulting Co. Ltd. Class H	3,286,730
439,142	Han's Laser Technology Industry Group Co. Ltd. Class A	1,586,297
1,255,000	HLA Group Corp. Ltd. Class A	1,188,740
397,360	Hongfa Technology Co. Ltd. Class A	1,744,619
549,800	Hualan Biological Engineering, Inc. Class A	1,696,944
392,954	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A *	1,571,906
284,000	Hundsun Technologies, Inc. Class A	1,739,132
1,551,900	Industrial & Commercial Bank of China Ltd. Class A	1,031,207
4,224,500	Industrial & Commercial Bank of China Ltd. Class H	2,254,495
540,300	Inmyshow Digital Technology Group Co. Ltd. Class A	529,563
424,500	JD.com, Inc. Class A	7,221,169
195,000	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,419,592
413,000	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,047,412
191,000	Jianmin Pharmaceutical Group Co. Ltd. Class A	2,035,946
377,997	Jiayou International Logistics Co. Ltd. Class A	818,363
352,782	Jinko Solar Co. Ltd. Class A *	684,585
17,422	JinkoSolar Holding Co. Ltd., ADR*(a)	773,188
435,000	Juneyao Airlines Co. Ltd. Class A *	925,227
76,466	KE Holdings, Inc., ADR*	1,135,520
707,000	Kingnet Network Co. Ltd. Class A *	1,528,049
94,000	Kingsoft Corp. Ltd.	371,846
58,313	Kweichow Moutai Co. Ltd. Class A	13,596,865
43,347	Leader Harmonious Drive Systems Co. Ltd. Class A	971,172
512,500	Longfor Group Holdings Ltd.	1,255,118
491,912	LONGi Green Energy Technology Co. Ltd. Class A	1,941,311
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	China — continued
56,700	Luzhou Laojiao Co. Ltd. Class A	1,638,738
421,680	Meituan Class B *	6,627,492
891,300	Midea Group Co. Ltd. Class A	7,254,543
107,554	MINISO Group Holding Ltd., ADR	1,827,342
477,614	NARI Technology Co. Ltd. Class A	1,522,016
224,500	NetEase, Inc.	4,362,312
2,446,000	Netjoy Holdings Ltd.*(a)	247,437
150,100	New Oriental Education & Technology Group, Inc.*	593,668
17,933	New Oriental Education & Technology Group, Inc., ADR*	708,174
8,791,000	Nexteer Automotive Group Ltd.	4,592,423
38,340	Ningbo Deye Technology Co. Ltd. Class A	789,877
46,056	PDD Holdings, Inc., ADR*	3,184,312
3,282,000	People's Insurance Co. Group of China Ltd. Class H	1,192,625
9,200,600	PetroChina Co. Ltd. Class H	6,393,203
7,332,400	PICC Property & Casualty Co. Ltd. Class H	8,173,019
159,690	Ping An Insurance Group Co. of China Ltd. Class A	1,022,027
1,715,500	Ping An Insurance Group Co. of China Ltd. Class H	10,990,690
89,500	Remegen Co. Ltd. Class H *(a)	392,669
506,500	Sany Heavy Industry Co. Ltd. Class A	1,161,414
339,250	Shandong Gold Mining Co. Ltd. Class H	623,547
389,000	Shandong Sinocera Functional Material Co. Ltd. Class A	1,467,289
3,623,600	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,752,282
142,600	Shanghai Moons' Electric Co. Ltd. Class A	1,585,205
840,392	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,889,499
721,285	Shenzhen Envicool Technology Co. Ltd. Class A	2,973,533
404,400	Shenzhen Inovance Technology Co. Ltd. Class A	3,578,944
59,500	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,455,642
145,826	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,184,250
275,900	Shenzhou International Group Holdings Ltd.	2,643,620
266,000	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	940,720
2,068,770	Sichuan Road & Bridge Group Co. Ltd. Class A	2,795,611
87,000	Silergy Corp.	1,087,800
311,687	Sinoseal Holding Co. Ltd. Class A	1,984,778
396,000	Sunac China Holdings Ltd.*	69,288
174,900	Sunny Optical Technology Group Co. Ltd.	1,757,548
68,614	Suzhou Everbright Photonics Co. Ltd. Class A	892,762
155,995	Suzhou Maxwell Technologies Co. Ltd. Class A	3,637,268
1,110,500	Tencent Holdings Ltd.	47,262,068
473,918	Tencent Music Entertainment Group, ADR*	3,497,515
141,975	Thunder Software Technology Co. Ltd. Class A	1,888,191
4,770,000	Tingyi Cayman Islands Holding Corp.	7,413,469
188,300	Tofflon Science & Technology Group Co. Ltd. Class A	589,717
499,200	Tongcheng Travel Holdings Ltd.*	1,047,623
148,900	Unisplendour Corp. Ltd. Class A	656,584
463,697	Venustech Group, Inc. Class A	1,902,458
228,800	Vipshop Holdings Ltd., ADR*	3,775,200
4,567,000	Weichai Power Co. Ltd. Class H	6,706,304
270,000	Wuxi Biologics Cayman, Inc.*	1,300,886
794,811	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	3,963,235

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	China — continued
83,900	Xiamen Faratronic Co. Ltd. Class A	1,586,325
3,477,000	Xinyi Glass Holdings Ltd.	5,435,557
530,900	Xuji Electric Co. Ltd. Class A	1,688,502
462,323	Yadea Group Holdings Ltd.	1,054,507
61,408	Yankershop Food Co. Ltd. Class A	719,861
115,631	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	4,581,517
129,000	Zhejiang Dingli Machinery Co. Ltd. Class A *	994,618
290,120	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,837,527
219,800	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	652,824
231,100	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	2,261,900
636,528	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,658,484
2,709,000	Zijin Mining Group Co. Ltd. Class H	3,997,440
		461,007,476
	Greece — 0.7%
153,837	JUMBO SA	4,226,694
397,365	OPAP SA	6,932,016
		11,158,710
	Hong Kong — 2.5%
445,800	AIA Group Ltd.	4,548,231
739,000	ASMPT Ltd.	7,300,095
508,000	Chow Sang Sang Holdings International Ltd.	567,100
4,754,000	Hang Lung Properties Ltd.	7,336,865
30,600	Hong Kong Exchanges & Clearing Ltd.	1,163,599
1,759,400	Hongkong Land Holdings Ltd.	6,873,770
16,221,000	Sino Biopharmaceutical Ltd.	7,060,132
1,732,000	Vinda International Holdings Ltd.	4,329,456
1,054,000	Vitasoy International Holdings Ltd.	1,314,882
		40,494,130
	Hungary — 0.6%
253,970	OTP Bank Nyrt	9,010,433
	India — 13.2%
39,100	Apollo Hospitals Enterprise Ltd.	2,433,312
65,083	Asian Paints Ltd.	2,665,605
654,911	Aurobindo Pharma Ltd.	5,813,065
961,976	Axis Bank Ltd.	11,592,896
114,024	Bajaj Auto Ltd.	6,517,753
63,504	Bajaj Finance Ltd.	5,559,632
3,204,900	Bharat Electronics Ltd.	4,902,086
72,094	Britannia Industries Ltd.	4,418,595
302,000	Canara Bank	1,115,685
1,517,395	Cipla Ltd.	18,740,003
285,543	Colgate-Palmolive India Ltd.	5,888,330
222,300	Coromandel International Ltd.	2,572,247
163,610	Havells India Ltd.	2,558,447
410,965	HCL Technologies Ltd.	5,952,528
505,874	HDFC Bank Ltd.	10,506,427
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	India — continued
71,614	Hindustan Unilever Ltd.	2,336,811
829,549	Housing Development Finance Corp. Ltd.	28,564,572
735,400	ICICI Bank Ltd.	8,399,636
588,697	IndusInd Bank Ltd.	9,904,170
484,464	Infosys Ltd.	7,866,090
234,104	InterGlobe Aviation Ltd.*	7,519,409
444,500	ITC Ltd.	2,449,280
335,972	Kotak Mahindra Bank Ltd.	7,551,424
73,335	Pidilite Industries Ltd.	2,330,836
334,033	Reliance Industries Ltd.	10,427,914
1,148,900	State Bank of India	8,034,964
352,171	Syngene International Ltd.	3,283,445
298,752	Tata Consultancy Services Ltd.	12,040,251
297,000	Tata Motors Ltd.*	2,158,354
45,256	Titan Co. Ltd.	1,688,126
539,232	UPL Ltd.	4,522,625
153,892	Varun Beverages Ltd.	1,514,194
243,044	Yes Bank Ltd.*	48,374
		211,877,086
	Indonesia — 2.8%
22,220,900	Astra International Tbk PT	10,124,594
30,548,700	Bank Central Asia Tbk PT	18,832,483
10,459,600	Bank Mandiri Persero Tbk PT	3,662,425
28,998,599	Bank Rakyat Indonesia Persero Tbk PT	10,540,711
8,365,500	Telkom Indonesia Persero Tbk PT	2,232,320
		45,392,533
	Italy — 0.8%
363,097	Coca-Cola HBC AG*	10,830,411
308,700	PRADA SpA	2,068,448
		12,898,859
	Japan — 0.5%
421,900	Nexon Co. Ltd.	8,071,003
	Macau — 0.9%
1,493,000	Galaxy Entertainment Group Ltd.*	9,528,010
1,241,800	Sands China Ltd.*	4,249,705
		13,777,715
	Malaysia — 0.3%
4,126,100	Petronas Chemicals Group Bhd	5,314,090
	Mexico — 5.1%
309,671	Credito Real SAB de CV SOFOM ER*	6,320
4,552,200	Fibra Uno Administracion SA de CV REIT	6,633,012
186,980	Fomento Economico Mexicano SAB de CV, ADR	20,724,863
293,850	Gruma SAB de CV Class B (a)	4,709,173
272,700	Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	4,898,122

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Mexico — continued
37,000	Grupo Aeroportuario del Sureste SAB de CV Class B	1,032,281
1,344,500	Grupo Financiero Banorte SAB de CV Class O	11,039,474
397,000	Grupo Mexico SAB de CV Series B	1,905,081
3,019,300	Kimberly-Clark de Mexico SAB de CV Class A	6,723,248
162,906	Unifin Financiera SAB de CV*(a)	11,398
5,880,129	Wal-Mart de Mexico SAB de CV	23,276,404
		80,959,376
	Netherlands — 0.9%
159,499	Heineken Holding NV(a)	13,865,924
	Peru — 0.3%
35,671	Credicorp Ltd.	5,266,466
	Philippines — 1.2%
12,752,900	Ayala Land, Inc.	5,621,139
2,962,980	BDO Unibank, Inc.	7,390,505
2,264,280	Universal Robina Corp.	5,651,634
		18,663,278
	Poland — 0.5%
69,871	Dino Polska SA*	8,169,638
	Portugal — 0.5%
309,011	Jeronimo Martins SGPS SA	8,517,988
	Russia — 0.1%
214,920	Evraz PLC*(b)(c)(d)	5,465
7,610	Gazprom Neft PJSC(b)(c)(d)	340
1,043,282	Gazprom PJSC(b)(c)(d)	27,044
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	3,965
5,000	HeadHunter Group PLC, ADR*(b)(c)(d)	750
44,258	LSR Group PJSC*(b)(c)(d)	2,571
136,755	LUKOIL PJSC(b)(c)(d)	76,094
8,543	Magnit PJSC*(b)(c)(d)	2,959
4	Magnit PJSC, ADR*(b)(c)(d)(e)	0
984,659	Magnitogorsk Iron & Steel Works PJSC*(b)(c)(d)	5,319
16,459	MMC Norilsk Nickel PJSC*(b)(c)(d)	36,780
9	MMC Norilsk Nickel PJSC, ADR*(b)(c)(d)	2
126,700	Mobile TeleSystems PJSC, ADR*(b)(c)(d)	7,602
154,250	Novatek PJSC(b)(c)(d)	21,199
1,715,500	Novolipetsk Steel PJSC*(b)(c)(d)	35,939
5,323	PhosAgro PJSC(b)(c)(d)	3,060
103	PhosAgro PJSC, ADR(b)(c)(d)	19
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	0
443,510	Polymetal International PLC*	1,081,005
25,062	Polyus PJSC*(b)(c)(d)	31,150
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	495
5,496,180	Sberbank of Russia PJSC(b)(c)(d)	79,833
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Russia — continued
105,511	Severstal PAO, ADR*(b)(c)(d)(e)	16,882
25,625,090	Surgutneftegas PJSC(b)(c)(d)	62,989
598,704	Tatneft PJSC(b)(c)(d)	24,617
8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	3,158
16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	6,088
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	5,655
		1,540,980
	Saudi Arabia — 0.3%
494,654	Saudi Arabian Oil Co.	4,256,063
	Singapore — 0.4%
3,486,400	Singapore Telecommunications Ltd.	6,455,063
	South Africa — 2.2%
399,520	Absa Group Ltd.	3,561,609
76,000	Bid Corp. Ltd.	1,663,049
21,625	Capitec Bank Holdings Ltd.	1,794,491
640,305	Clicks Group Ltd.(a)	8,870,367
705,300	FirstRand Ltd.	2,564,251
472,267	Gold Fields Ltd.	6,536,178
11,267,518	Growthpoint Properties, Ltd. REIT	6,955,908
131,559	Lewis Group Ltd.	276,501
150,400	Nedbank Group Ltd.	1,819,543
171,100	Standard Bank Group Ltd.	1,607,772
		35,649,669
	South Korea — 7.9%
77,495	Amorepacific Corp.(a)	5,740,623
10,232	Ecopro BM Co. Ltd.(a)	1,961,096
95,700	Hana Financial Group, Inc.	2,864,367
194,599	HL Mando Co. Ltd.	8,011,212
6,500	Hyundai Mobis Co. Ltd.	1,152,388
30,000	Hyundai Motor Co.	4,720,330
44,700	JYP Entertainment Corp.	4,452,190
66,300	KB Financial Group, Inc.	2,404,079
85,000	Kia Corp.	5,731,630
225,915	Korea Investment Holdings Co. Ltd.	8,915,634
10,900	L&F Co. Ltd.	2,044,206
47,000	LG Electronics, Inc.	4,547,706
6,700	LG Energy Solution Ltd.*	2,832,711
8,295	LG H&H Co. Ltd.	2,905,455
389,744	Samsung Electronics Co. Ltd.	21,481,301
300	Samsung Electronics Co. Ltd., GDR(e)(f)	415,800
3,105	Samsung Electronics Co. Ltd., GDR(a)(e)(f)	4,301,951
70,900	Samsung Engineering Co. Ltd.*	1,530,947
8,347	Samsung SDI Co. Ltd.	4,270,516
326,149	Shinhan Financial Group Co. Ltd.(a)	8,442,889
213,163	SK Hynix, Inc.(a)	18,795,520

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
175,409	SK Telecom Co. Ltd.	6,196,534
18,000	SM Entertainment Co. Ltd.	1,461,803
118,800	Woori Financial Group, Inc.	1,066,916
		126,247,804
	Taiwan — 12.2%
223,500	Accton Technology Corp.	2,532,882
899,003	Advantech Co. Ltd.	11,848,775
449,100	Asia Vital Components Co. Ltd.	3,928,749
21,000	ASPEED Technology, Inc.	1,937,930
1,310,476	Bizlink Holding, Inc.	13,603,379
5,674,135	Cathay Financial Holding Co. Ltd.	7,889,647
445,103	Chailease Holding Co. Ltd.*	2,931,309
510,300	Delta Electronics, Inc.	5,674,170
4,298,605	E.Sun Financial Holding Co. Ltd.	3,603,049
38,000	eMemory Technology, Inc.	2,718,599
2,151,202	Fubon Financial Holding Co. Ltd.	4,217,241
100,700	Global Unichip Corp.	5,231,968
516,000	Gold Circuit Electronics Ltd.	2,432,955
1,015,000	Hiwin Technologies Corp.	7,769,621
113,000	Largan Precision Co. Ltd.	7,762,684
143,242	Lotes Co. Ltd.	3,972,389
271,000	Lotus Pharmaceutical Co. Ltd.*	2,849,985
680,000	MediaTek, Inc.	15,094,072
140,000	Novatek Microelectronics Corp.	1,928,751
1,361,000	Pegatron Corp.	3,277,344
7,692	Pharmally International Holding Co. Ltd.*(b)(c)	—
827,998	President Chain Store Corp.	7,510,405
1,776,424	Taiwan Semiconductor Manufacturing Co. Ltd.	33,104,244
378,433	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,191,458
1,130,351	Uni-President Enterprises Corp.	2,773,423
25,000	Voltronic Power Technology Corp.	1,585,097
38,000	Wiwynn Corp.	1,744,449
		196,114,575
	Thailand — 2.2%
581,000	Bangkok Bank PCL Class F	2,851,333
5,443,300	Bangkok Dusit Medical Services PCL Class F	4,221,993
3,708,000	Krung Thai Bank PCL Class F	2,034,213
3,019,400	PTT Exploration & Production PCL Class F	12,816,567
601,700	SCB X PCL Class F	1,811,038
16,289,400	Thai Beverage PCL	6,992,990
12,504,700	Thai Union Group PCL Class F	4,557,422
		35,285,556
	Turkey — 0.2%
306,300	BIM Birlesik Magazalar AS	2,006,723
254,000	Turk Hava Yollari AO*	1,900,696
		3,907,419
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United Arab Emirates — 0.1%
2,103,218	Abu Dhabi National Oil Co. for Distribution PJSC	2,235,931
	United Kingdom — 0.5%
151,558	Unilever PLC	7,911,023
	United States — 0.3%
29,487	Globant SA*	5,299,404
	TOTAL COMMON STOCKS (COST $1,630,994,334)	1,536,568,562

	PREFERRED STOCKS — 0.7%
	Brazil — 0.7%
2,765,600	Banco Bradesco SA, 6.13%	9,430,788
390,400	Cia Energetica de Minas Gerais, 8.78%	1,040,743
		10,471,531
	TOTAL PREFERRED STOCKS (COST $8,204,412)	10,471,531

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.8%
	Mutual Fund - Securities Lending Collateral — 1.8%
29,642,930	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(g)(h)	29,642,930
	TOTAL SHORT-TERM INVESTMENT (COST $29,642,930)	29,642,930
	TOTAL INVESTMENTS — 98.3% (Cost $1,668,841,676)	1,576,683,023
	Other Assets and Liabilities (net) — 1.7%	27,027,452
	NET ASSETS — 100.0%	$1,603,710,475

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $459,975 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at June 30, 2023 was $85,582,055.

(d)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $459,975 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2023 was $85,541,075.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities are traded on separate exchanges for the same entity.

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
(g)	The rate disclosed is the 7-day net yield as of June 30, 2023.
(h)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buy
543	MSCI Emerging Markets E-mini Index	Sep 2023	$27,092,985	$(300,405)

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	23.8
Consumer, Non-cyclical	16.6
Technology	15.2
Consumer, Cyclical	12.9
Communications	11.3
Industrial	8.3
Energy	4.4
Basic Materials	3.1
Utilities	0.9
Short-Term Investment	1.8
Other Assets and Liabilities (net)	1.7
100.0%

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%
	Australia — 1.3%
116,244	ANZ Group Holdings Ltd.	1,841,935
22,038	BlueScope Steel Ltd.	303,807
233,796	Brambles Ltd.	2,248,545
159,478	Gold Road Resources Ltd.	159,111
10,177	Lottery Corp. Ltd.	34,879
121,825	Northern Star Resources Ltd.	988,240
17,473	Orica Ltd.	173,165
631,645	Perseus Mining Ltd.	700,926
696	Pro Medicus Ltd.	30,627
6,485	REA Group Ltd.	620,773
25,333	Rio Tinto PLC	1,611,106
6,971	Rio Tinto PLC, ADR(a)	445,029
2,509	SEEK Ltd.	36,376
228,927	Sonic Healthcare Ltd.	5,441,087
33,946	Telstra Group Ltd.	97,357
14,645	Transurban Group	139,392
		14,872,355
	Austria — 0.0%
14,180	Telekom Austria AG Class A *	104,939
	Belgium — 0.0%
11	Deme Group NV	1,501
	Bermuda — 0.2%
12,673	RenaissanceRe Holdings Ltd.	2,363,768
	Brazil — 0.0%
12,423	Yara International ASA	439,467
	Burkina Faso — 0.0%
15,319	Endeavour Mining PLC	368,761
	Canada — 3.6%
64,800	Atco Ltd. Class I	1,931,390
44,821	BCE, Inc.(a)	2,043,389
6,100	Canadian National Railway Co.	739,514
140,539	Canadian Pacific Kansas City Ltd.	11,351,335
74,400	Canadian Utilities Ltd. Class A	1,929,087
100	Constellation Software, Inc.	207,426
541	E-L Financial Corp. Ltd.(a)	378,772
67,900	Empire Co. Ltd. Class A	1,930,910
6,100	Evertz Technologies Ltd.(a)	63,386
3,500	Franco-Nevada Corp.	499,403
23,100	George Weston Ltd.	2,734,118
13,900	Great-West Lifeco, Inc.(a)	404,106
7,100	Loblaw Cos. Ltd.	650,737
1,300	Manulife Financial Corp.	24,600
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
12,100	Metro, Inc.	684,165
29,000	National Bank of Canada	2,163,083
51,700	North West Co., Inc.(a)	1,226,813
70,400	Power Corp. of Canada(a)	1,897,196
12,900	Royal Bank of Canada	1,233,409
60,600	SSR Mining, Inc.	859,308
65,400	Stella-Jones, Inc.	3,371,689
33,100	Sun Life Financial, Inc.	1,727,479
99,500	TMX Group Ltd.	2,241,523
37,600	Winpak Ltd.	1,170,977
		41,463,815
	China — 0.7%
2,331,162	CITIC Telecom International Holdings Ltd.	893,560
151,000	Kerry Logistics Network Ltd.	178,559
74,202	NetEase, Inc., ADR	7,174,592
		8,246,711
	Denmark — 0.7%
314	AP Moller - Maersk AS Class B	552,311
13,602	Carlsberg AS Class B	2,174,428
3,623	DSV AS	762,317
5,349	Genmab AS*	2,029,790
15,392	Novo Nordisk AS Class B	2,485,528
1,211	Schouw & Co. AS	95,685
8,933	Spar Nord Bank AS	139,748
1,148	Sparekassen Sjaelland-Fyn AS	31,530
		8,271,337
	Finland — 0.3%
5,989	Elisa Oyj	319,827
48,702	Kemira Oyj	775,269
90,159	Nordea Bank Abp	980,885
675	Orion Oyj Class A	28,572
15,009	Orion Oyj Class B	622,722
9,317	TietoEVRY Oyj	257,120
		2,984,395
	France — 4.0%
18,023	Air Liquide SA	3,230,608
84,474	Airbus SE	12,208,930
1,035	Boiron SA	44,280
54	Christian Dior SE	47,931
4,479	Danone SA	274,409
1,590	Dassault Aviation SA	318,084
5,348	Dassault Systemes SE	237,119
3,979	Edenred	266,389
10,210	Eiffage SA	1,065,984
999	Hermes International	2,172,874
4,154	Interparfums SA	296,114

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	France — continued
4,394	IPSOS	244,409
26,632	Legrand SA	2,641,455
3,852	L'Oreal SA	1,797,313
139,201	Orange SA	1,627,838
17,354	Rubis SCA	421,380
44,838	Safran SA	7,043,283
304	Savencia SA	19,308
4,673	Societe BIC SA	267,859
214	Societe LDC SA	27,089
1,108	Stef SA	131,504
1,556	Thales SA	232,872
540	Vetoquinol SA	53,848
94,494	Vinci SA	10,980,773
		45,651,653
	Georgia — 0.2%
55,445	Bank of Georgia Group PLC	2,062,444
	Germany — 1.6%
3,480	Bayerische Motoren Werke AG	427,323
90,278	Beiersdorf AG	11,942,232
4,324	Deutsche Boerse AG	798,429
77,748	Deutsche Telekom AG	1,694,358
121,179	E.ON SE	1,544,306
14,573	GEA Group AG	608,924
509	KWS Saat SE & Co. KGaA	31,262
11,422	SAP SE	1,559,319
1,489	Wuestenrot & Wuerttembergische AG	25,492
		18,631,645
	Hong Kong — 0.7%
104,251	Bank of East Asia Ltd.	144,137
352,136	Dah Sing Banking Group Ltd.	263,007
342,000	Emperor International Holdings Ltd.	22,230
580,500	HK Electric Investments & HK Electric Investments Ltd.	347,508
1,620,000	HKT Trust & HKT Ltd.	1,886,660
16,000	Hong Kong Ferry Holdings Co. Ltd.	11,277
249,000	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	32,144
12,000	Miramar Hotel & Investment	17,717
37,000	Nissin Foods Co. Ltd.	31,675
3,525,000	PCCW Ltd.	1,828,720
406,000	Power Assets Holdings Ltd.	2,129,393
300,000	Regal Hotels International Holdings Ltd.*	126,328
219,000	Regal Real Estate Investment Trust REIT(a)	30,227
110,855	SmarTone Telecommunications Holdings Ltd.	68,633
58,000	Transport International Holdings Ltd.	73,356
230,163	VTech Holdings Ltd.	1,512,314
3,000	Wing On Co. International Ltd.	4,977
		8,530,303
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Israel — 1.0%
145,989	Bank Hapoalim BM	1,195,878
7,988	Bank Leumi Le-Israel BM	59,778
61,299	Check Point Software Technologies Ltd.*	7,700,380
27,984	First International Bank Of Israel Ltd.	1,089,453
3	Isracard Ltd.	12
1,300,245	Isramco Negev 2 LP	441,047
2,934	Nice Ltd., ADR*(a)	605,871
17,263	Radware Ltd.*	334,730
1,234	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	72,920
803	Strauss Group Ltd.*	18,077
		11,518,146
	Italy — 0.0%
16,100	Ferretti SpA(a)	49,151
57,862	Snam SpA(a)	302,333
		351,484
	Japan — 4.4%
11,000	Amano Corp.	231,975
21,500	Anritsu Corp.	182,112
50,700	Arcs Co. Ltd.	866,322
17,200	Autobacs Seven Co. Ltd.	182,662
7,200	Axial Retailing, Inc.	181,082
3,500	Belc Co. Ltd.	155,851
7,200	Benesse Holdings, Inc.	91,925
12,100	Canon Marketing Japan, Inc.	301,129
18,400	Canon, Inc.(a)	484,733
4,000	Cawachi Ltd.	60,981
26,700	Chugin Financial Group, Inc.	161,002
13,300	COLOPL, Inc.(a)	60,109
30,400	COMSYS Holdings Corp.	600,167
11,900	Doshisha Co. Ltd.	191,634
19,389	Earth Corp.	681,930
50,400	Ezaki Glico Co. Ltd.(a)	1,317,278
4,800	Fujicco Co. Ltd.	62,711
19,200	FUJIFILM Holdings Corp.	1,138,412
18,900	Heiwado Co. Ltd.	282,397
43,000	House Foods Group, Inc.	956,454
29,100	Itochu Enex Co. Ltd.	256,443
137,901	Japan Tobacco, Inc.(a)	3,017,643
43,855	Kaken Pharmaceutical Co. Ltd.(a)	1,098,537
33,100	Kamigumi Co. Ltd.	750,117
19,100	Kao Corp.(a)	690,645
14,200	Kato Sangyo Co. Ltd.	389,720
33,600	Kewpie Corp.(a)	548,570
14,800	Kinden Corp.	200,097
6,500	Kirin Holdings Co. Ltd.(a)	94,771
1,900	Komeri Co. Ltd.	38,662
4,200	Kumagai Gumi Co. Ltd.	89,801

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
34,200	Kuraray Co. Ltd.(a)	332,972
64,300	Kyorin Pharmaceutical Co. Ltd.	779,620
13,000	Kyushu Railway Co.	278,809
36,700	Lawson, Inc.	1,627,601
20,300	Lintec Corp.	320,780
2,900	Maruichi Steel Tube Ltd.	66,594
1,700	McDonald's Holdings Co. Japan Ltd.	66,005
22,300	Megmilk Snow Brand Co. Ltd.	302,034
95,400	MEIJI Holdings Co. Ltd.	2,127,651
5,600	Miroku Jyoho Service Co. Ltd.	61,168
136,100	Mitsubishi Electric Corp.	1,909,402
26,600	Mitsubishi Shokuhin Co. Ltd.	687,227
34,200	Mizuho Financial Group, Inc.	521,131
28,800	Mochida Pharmaceutical Co. Ltd.	659,278
9,400	Morinaga & Co. Ltd.	293,898
700	Morinaga Milk Industry Co. Ltd.	22,895
3,300	NEC Corp.	160,184
32,200	Nichirei Corp.	686,951
4,600	Nikkon Holdings Co. Ltd.	91,861
68,100	Nippn Corp.	870,631
11,400	Nippon Kayaku Co. Ltd.	96,757
1,747,500	Nippon Telegraph & Telephone Corp.	2,067,165
7,000	Nisshin Oillio Group Ltd.	166,330
6,300	Nissin Foods Holdings Co. Ltd.	519,495
57,600	Okinawa Cellular Telephone Co.	1,198,708
64,200	Otsuka Holdings Co. Ltd.(a)	2,349,060
800	S&B Foods, Inc.	19,817
17,700	San-A Co. Ltd.	559,278
73,300	Sankyo Co. Ltd.	2,961,638
1,500	Sankyu, Inc.	49,608
19,500	Secom Co. Ltd.	1,318,200
4,600	Senko Group Holdings Co. Ltd.	33,083
24,700	Shinmaywa Industries Ltd.	232,104
18,159	Showa Sangyo Co. Ltd.(a)	337,751
9,800	SKY Perfect JSAT Holdings, Inc.	39,000
8,700	Socionext, Inc.(a)	1,270,802
188,800	SoftBank Corp.	2,016,425
167,000	Sumitomo Chemical Co. Ltd.	507,500
26,000	Sundrug Co. Ltd.	770,075
13,000	Takara Holdings, Inc.	105,683
134,700	Teijin Ltd.	1,351,988
29,500	Toho Holdings Co. Ltd.	542,233
1,611	TOKAI Holdings Corp.	10,059
16,200	Tokuyama Corp.	267,691
4,800	Toyo Ink SC Holdings Co. Ltd.(a)	72,554
37,900	Trend Micro, Inc.	1,832,365
7,100	Tsuruha Holdings, Inc.	528,190
1,500	Tv Tokyo Holdings Corp.	35,158
35,200	United Super Markets Holdings, Inc.	271,755
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
4,600	Valor Holdings Co. Ltd.	63,872
35,900	Vital KSK Holdings, Inc.(a)	222,142
23,700	Yamato Holdings Co. Ltd.	427,905
14,800	Yamazaki Baking Co. Ltd.	200,057
5,400	Yaoko Co. Ltd.	270,728
1,300	Zenkoku Hosho Co. Ltd.	45,166
		49,992,906
	Netherlands — 2.0%
22,486	ASML Holding NV	16,273,979
11,224	Flow Traders Ltd.	247,618
56,970	Koninklijke Ahold Delhaize NV	1,942,881
64,620	Shell PLC(b)	1,944,703
16,414	Shell PLC(b)	489,224
16,492	Wolters Kluwer NV	2,093,686
		22,992,091
	New Zealand — 0.3%
23,833	Auckland International Airport Ltd.*	124,675
27,463	Freightways Group Ltd.(a)	140,228
81,050	Genesis Energy Ltd.	135,744
584	Mainfreight Ltd.	25,808
791,811	Spark New Zealand Ltd.	2,470,737
		2,897,192
	Norway — 0.5%
32,706	DNB Bank ASA	612,608
63,340	Equinor ASA	1,843,452
7,744	Kongsberg Gruppen ASA	352,921
23,044	Norsk Hydro ASA	137,225
103,425	Orkla ASA	744,129
13,012	SpareBank 1 SMN	171,280
21,165	Sparebanken Vest	203,513
90,515	Telenor ASA	919,288
16,762	Veidekke ASA	179,923
		5,164,339
	Portugal — 0.0%
8,069	Jeronimo Martins SGPS SA	222,424
	Singapore — 0.6%
13,600	Frasers Property Ltd.	8,598
12,000	Great Eastern Holdings Ltd.	156,557
44,804	Hong Leong Finance Ltd.	82,827
1,201,149	Netlink NBN Trust	759,098
227,800	Oversea-Chinese Banking Corp. Ltd.	2,074,181
11,100	SBS Transit Ltd.	21,351
1,888,801	Sheng Siong Group Ltd.	2,289,069
156,400	Singapore Airlines Ltd.(a)	827,144
4,200	Singapore Exchange Ltd.	29,882

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Singapore — continued
33,000	Singapore Land Group Ltd.	49,786
272,900	Singapore Technologies Engineering Ltd.	743,992
140,700	Singapore Telecommunications Ltd.	260,506
		7,302,991
	South Korea — 0.4%
3,146	Samsung Electronics Co. Ltd., GDR(c)	4,358,756
	Spain — 1.1%
55,132	Aena SME SA	8,910,166
60,089	Cia de Distribucion Integral Logista Holdings SA	1,619,179
62,956	Industria de Diseno Textil SA	2,445,535
1,669	Redeia Corp. SA(a)	28,023
		13,002,903
	Sweden — 0.2%
3,901	AAK AB	73,286
10,075	Atea ASA*	146,702
46,637	Cloetta AB Class B	84,717
29,397	Swedish Orphan Biovitrum AB*(a)	572,478
46,520	Volvo AB Class B	963,490
		1,840,673
	Switzerland — 1.1%
60,510	ABB Ltd.	2,382,030
14,370	Alcon, Inc.	1,194,474
1,348	Banque Cantonale de Geneve	327,007
168	Basellandschaftliche Kantonalbank	167,525
1,719	Berner Kantonalbank AG	446,066
8,128	BKW AG	1,436,420
147	Chocoladefabriken Lindt & Spruengli AG	1,847,386
1,163	Emmi AG	1,121,711
15	Graubuendner Kantonalbank	27,916
164	Hiag Immobilien Holding AG	13,934
402	Huber & Suhner AG	33,152
30,391	Novartis AG	3,068,656
3,203	Sonova Holding AG	853,647
726	Swiss Prime Site AG	63,035
1	Warteck Invest AG	2,231
		12,985,190
	United Kingdom — 3.3%
556,743	BAE Systems PLC	6,575,957
23,586	BP PLC, ADR	832,350
49,329	Bunzl PLC	1,880,113
151,158	Diageo PLC	6,490,964
2,425	Games Workshop Group PLC	337,342
27,495	Grafton Group PLC	273,900
94,079	Imperial Brands PLC	2,082,749
49,894	Redde Northgate PLC	238,065
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
84,456	RELX PLC	2,818,625
214,288	Sage Group PLC	2,519,954
277,233	Spirent Communications PLC	577,249
273,908	St. James's Place PLC	3,789,527
169,964	Unilever PLC	8,846,575
		37,263,370
	United States — 69.5%
100	3M Co.	10,009
45,600	Abbott Laboratories	4,971,312
26,500	AbbVie, Inc.	3,570,345
18,237	Accenture PLC Class A	5,627,573
4,100	Acuity Brands, Inc.	668,628
12,175	Adobe, Inc.*	5,953,453
56,000	Albertsons Cos., Inc. Class A	1,221,920
208,406	Alphabet, Inc. Class A *	24,946,198
68,800	Altria Group, Inc.	3,116,640
126,864	Amazon.com, Inc.*	16,537,991
39,371	Amdocs Ltd.	3,891,823
6,178	Ameren Corp.	504,557
32,113	American Electric Power Co., Inc.	2,703,915
15,500	American Express Co.	2,700,100
200	Ameriprise Financial, Inc.	66,432
20,600	AmerisourceBergen Corp.	3,964,058
15,400	Amgen, Inc.	3,419,108
346	ANSYS, Inc.*	114,273
37,100	Apple, Inc.	7,196,287
17,700	Arch Capital Group Ltd.*	1,324,845
42,600	Archer-Daniels-Midland Co.	3,218,856
9,200	Arrow Electronics, Inc.*	1,317,716
14,484	Arthur J Gallagher & Co.	3,180,252
20,700	AT&T, Inc.	330,165
38,382	Autodesk, Inc.*	7,853,341
62,368	Automatic Data Processing, Inc.	13,707,863
1,500	AutoNation, Inc.*	246,915
1,100	AutoZone, Inc.*	2,742,696
22,700	Axis Capital Holdings Ltd.	1,221,941
12,300	Bank of New York Mellon Corp.	547,596
47,385	Becton Dickinson & Co.	12,510,114
18,472	Berkshire Hathaway, Inc. Class B *	6,298,952
7,100	Biogen, Inc.*	2,022,435
9,800	BioMarin Pharmaceutical, Inc.*	849,464
15,379	Bio-Rad Laboratories, Inc. Class A *	5,830,486
12,300	BJ's Wholesale Club Holdings, Inc.*	775,023
5,688	Booking Holdings, Inc.*	15,359,477
71,355	Bristol-Myers Squibb Co.	4,563,152
7,300	Broadcom, Inc.	6,332,239
6,300	CACI International, Inc. Class A *	2,147,292
20,335	Cadence Design Systems, Inc.*	4,768,964

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
13,600	Campbell Soup Co.	621,656
20,500	Cardinal Health, Inc.	1,938,685
13,500	Casey's General Stores, Inc.	3,292,380
90,653	Catalent, Inc.*	3,930,714
18,900	Cboe Global Markets, Inc.	2,608,389
7,400	CDW Corp.	1,357,900
23,600	CH Robinson Worldwide, Inc.	2,226,660
69,429	Charles Schwab Corp.	3,935,236
26,038	Charter Communications, Inc. Class A *	9,565,580
5,300	Chemed Corp.	2,870,851
16,200	Cheniere Energy, Inc.	2,468,232
34,800	Chevron Corp.	5,475,780
19,000	Chubb Ltd.	3,658,640
8,000	Cigna Group	2,244,800
21,100	Cirrus Logic, Inc.*	1,709,311
119,700	Cisco Systems, Inc.	6,193,278
18,600	Clean Harbors, Inc.*	3,058,398
27,083	CMS Energy Corp.	1,591,126
17,600	CNA Financial Corp.	679,712
86,400	Coca-Cola Co.	5,203,008
30,000	Colgate-Palmolive Co.	2,311,200
10,100	ConocoPhillips	1,046,461
30,749	Consolidated Edison, Inc.	2,779,710
23,933	Cooper Cos., Inc.	9,176,630
11,850	Costco Wholesale Corp.	6,379,803
10,500	Curtiss-Wright Corp.	1,928,430
30,400	CVS Health Corp.	2,101,552
18,700	Darden Restaurants, Inc.	3,124,396
6,300	Dell Technologies, Inc. Class C	340,893
11,800	Donaldson Co., Inc.	737,618
27,977	DTE Energy Co.	3,078,030
80,988	Electronic Arts, Inc.	10,504,144
23,696	Elevance Health, Inc.	10,527,896
16,167	Eli Lilly & Co.	7,582,000
13,300	Entergy Corp.	1,295,021
14,525	Equifax, Inc.	3,417,732
30,639	Estee Lauder Cos., Inc. Class A	6,016,887
9,514	Everest Re Group Ltd.	3,252,456
49,900	Evergy, Inc.	2,915,158
32,100	Expeditors International of Washington, Inc.	3,888,273
58,800	Exxon Mobil Corp.	6,306,300
13,605	FactSet Research Systems, Inc.	5,450,843
20,300	FirstEnergy Corp.	789,264
71,096	Fiserv, Inc.*	8,968,760
18,500	Flowers Foods, Inc.	460,280
121,265	Fox Corp. Class A	4,123,010
14,300	General Dynamics Corp.	3,076,645
9,300	General Mills, Inc.	713,310
34,929	Genpact Ltd.	1,312,283
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
44,100	Gilead Sciences, Inc.	3,398,787
82,141	GSK PLC	1,452,539
26,089	GSK PLC, ADR	929,812
45,400	Hartford Financial Services Group, Inc.	3,269,708
51,300	Hawaiian Electric Industries, Inc.	1,857,060
1,600	Henry Schein, Inc.*	129,760
15,726	Hershey Co.	3,926,782
5,664	Home Depot, Inc.	1,759,465
1,300	Honeywell International, Inc.	269,750
3,550	Humana, Inc.	1,587,311
10,100	Huntington Ingalls Industries, Inc.	2,298,760
32,698	ICON PLC, ADR*	8,181,040
5,700	IDACORP, Inc.	584,820
21,131	Illumina, Inc.*	3,961,851
18,500	Incyte Corp.*	1,151,625
26,800	Ingredion, Inc.	2,839,460
88,119	Intercontinental Exchange, Inc.	9,964,497
6,500	International Business Machines Corp.	869,765
32,747	Intuit, Inc.	15,004,348
3,700	IQVIA Holdings, Inc.*	831,649
4,700	J M Smucker Co.	694,049
400	Jabil, Inc.	43,172
11,100	Jazz Pharmaceuticals PLC*	1,376,067
18,700	JB Hunt Transport Services, Inc.	3,385,261
91,714	Johnson & Johnson	15,180,501
12,900	JPMorgan Chase & Co.	1,876,176
15,500	Keysight Technologies, Inc.*	2,595,475
2,700	KLA Corp.	1,309,554
83,300	Kroger Co.	3,915,100
15,300	L3Harris Technologies, Inc.	2,995,281
12,300	Laboratory Corp. of America Holdings	2,968,359
15,300	Landstar System, Inc.	2,945,862
300	Littelfuse, Inc.	87,393
8,600	Lockheed Martin Corp.	3,959,268
5,800	Loews Corp.	344,404
4,500	Lowe's Cos., Inc.	1,015,650
3,100	LyondellBasell Industries NV Class A	284,673
10,900	Manhattan Associates, Inc.*	2,178,692
1,930	Markel Group, Inc.*	2,669,537
37,728	Mastercard, Inc. Class A	14,838,422
3,000	McDonald's Corp.	895,230
10,700	McKesson Corp.	4,572,217
57,934	Merck & Co., Inc.	6,685,004
100,005	Microsoft Corp.	34,055,703
6,300	Molina Healthcare, Inc.*	1,897,812
50,278	Moody's Corp.	17,482,666
200	Motorola Solutions, Inc.	58,656
110,986	Nestle SA	13,360,328
3,300	NewMarket Corp.	1,326,996

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
67,751	Newmont Corp.	2,890,258
8,900	NiSource, Inc.	243,415
7,000	Northrop Grumman Corp.	3,190,600
54,600	OGE Energy Corp.	1,960,686
2,300	Old Dominion Freight Line, Inc.	850,425
85,800	Old Republic International Corp.	2,159,586
46,314	Oracle Corp.	5,515,534
2,800	O'Reilly Automotive, Inc.*	2,674,840
15,750	PACCAR, Inc.	1,317,488
14,800	Packaging Corp. of America	1,955,968
500	Penske Automotive Group, Inc.	83,315
32,748	PepsiCo, Inc.	6,065,585
128,134	Pfizer, Inc.	4,699,955
149,597	Philip Morris International, Inc.	14,603,659
42,080	Procter & Gamble Co.	6,385,219
2,100	PTC, Inc.*	298,830
3,700	Public Service Enterprise Group, Inc.	231,657
42,900	QIAGEN NV*	1,931,787
14,700	QUALCOMM, Inc.	1,749,888
7,100	Raytheon Technologies Corp.	695,516
4,150	Regeneron Pharmaceuticals, Inc.*	2,981,941
26,904	Republic Services, Inc. Class A	4,120,886
32,662	Roche Holding AG	9,985,823
8,400	Roper Technologies, Inc.	4,038,720
23,400	Royal Gold, Inc.	2,685,852
15,455	S&P Global, Inc.	6,195,755
1,600	Salesforce, Inc.*	338,016
13,300	Sanofi	1,425,539
59,800	Schneider National, Inc. Class B	1,717,456
17,800	Science Applications International Corp.	2,002,144
110	Seaboard Corp.	391,679
14,100	Sempra Energy	2,052,819
2,700	Service Corp. International	174,393
800	ServiceNow, Inc.*	449,576
16,600	Southern Co.	1,166,150
10,300	SS&C Technologies Holdings, Inc.	624,180
10,272	Synopsys, Inc.*	4,472,532
6,100	Target Corp.	804,590
14,700	Teradata Corp.*	785,127
14,000	Tetra Tech, Inc.	2,292,360
26,700	Texas Instruments, Inc.	4,806,534
39,500	Textron, Inc.	2,671,385
12,689	Thermo Fisher Scientific, Inc.	6,620,486
29,700	T-Mobile U.S., Inc.*	4,125,330
19,400	Travelers Cos., Inc.	3,369,004
5,650	Ulta Beauty, Inc.*	2,658,862
7,600	United Parcel Service, Inc. Class B	1,362,300
7,300	United Therapeutics Corp.*	1,611,475
31,425	UnitedHealth Group, Inc.	15,104,112
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
47,073	VeriSign, Inc.*	10,637,086
135,312	Verizon Communications, Inc.	5,032,253
9,400	Vertex Pharmaceuticals, Inc.*	3,307,954
114,506	Visa, Inc. Class A	27,192,885
27,981	VMware, Inc. Class A *	4,020,590
25,700	W R Berkley Corp.	1,530,692
36,036	Walmart, Inc.	5,664,138
25,985	Waste Management, Inc.	4,506,319
35,800	WEC Energy Group, Inc.	3,158,992
1,000	White Mountains Insurance Group Ltd.	1,388,910
43,159	Xcel Energy, Inc.	2,683,195
19,100	Zoetis, Inc.	3,289,211
		798,787,486
	TOTAL COMMON STOCKS (COST $1,006,537,436)	1,122,673,045

	PREFERRED STOCKS — 0.1%
	Germany — 0.1%
959	Dr Ing hc F Porsche AG, 0.89%	119,005
3,219	Fuchs Petrolub SE, 2.96%	127,156
4,923	Henkel AG & Co. KGaA, 2.52%	393,456
		639,617
	TOTAL PREFERRED STOCKS (COST $494,653)	639,617

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.8%
	Mutual Fund - Securities Lending Collateral — 0.8%
9,530,503	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(d)(e)	9,530,503
	TOTAL SHORT-TERM INVESTMENT (COST $9,530,503)	9,530,503
	TOTAL INVESTMENTS — 98.6% (Cost $1,016,562,592)	1,132,843,165
	Other Assets and Liabilities (net) — 1.4%	16,379,476
	NET ASSETS — 100.0%	$1,149,222,641

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	The rate disclosed is the 7-day net yield as of June 30, 2023.

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)
(e)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
5	Canadian Dollar	Sep 2023	$378,150	$3,631
24	MSCI EAFE Index	Sep 2023	2,586,600	18,937
27	S&P 500 E-mini Index	Sep 2023	6,059,137	187,936
2	S&P/TSX 60 Index	Sep 2023	368,366	5,899
				$216,403

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	34.7
Technology	16.7
Industrial	12.1
Communications	11.3
Financial	11.2
Consumer, Cyclical	4.8
Utilities	3.4
Energy	1.9
Basic Materials	1.7
Short-Term Investment	0.8
Other Assets and Liabilities (net)	1.4
100.0%

See accompanying Notes to the Schedule of Investments

Mercer Funds
Notes to Financial Statements
June 30, 2023 (Unaudited)

1.
Organization
Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
The investment objectives of the Funds are:
Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2023, Class Y-3 and Class I shares were outstanding in each of the Funds.
(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.
Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at June 30, 2023, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – quoted prices unadjusted in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund Premier Class whose value was determined using Level 1 inputs.
The following is a summary of the portfolio securities by level based on inputs used as of June 30, 2023 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$7,089,943	$132,476,014	$—	$139,565,957
Austria	—	14,576,058	—	14,576,058
Belgium	—	16,711,495	—	16,711,495
Brazil	32,904,695	7,683,728	—	40,588,423
Canada	76,800,589	—	—	76,800,589
China	—	43,179,542	—	43,179,542
Denmark	10,322,974	75,734,255	—	86,057,229
Finland	—	26,731,319	—	26,731,319
France	—	328,109,944	—	328,109,944
Georgia	—	1,687,339	—	1,687,339
Germany	8,881,432	341,005,121	—	349,886,553
Hong Kong	—	23,168,027	—	23,168,027
Hungary	—	5,721,382	—	5,721,382

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
India	$—	$17,035,435	$—	$17,035,435
Indonesia	—	1,436,879	—	1,436,879
Ireland	9,273,257	49,143,565	—	58,416,822
Israel	6,104,534	8,964,837	—	15,069,371
Italy	209,649	113,223,750	—	113,433,399
Japan	4,242,977	807,140,181	—	811,383,158
Malaysia	—	2,232,389	—	2,232,389
Malta	—	156,862	—	156,862
Netherlands	28,828,837	166,923,977	—	195,752,814
Norway	852,669	15,122,190	—	15,974,859
Philippines	—	14,439	—	14,439
Portugal	—	6,838,756	—	6,838,756
Russia	—	—	216,681	216,681
Singapore	—	9,212,580	—	9,212,580
South Africa	—	12,997,383	—	12,997,383
South Korea	—	47,558,361	—	47,558,361
Spain	751,583	91,114,360	0*	91,865,943
Sweden	—	73,909,717	—	73,909,717
Switzerland	—	214,386,678	—	214,386,678
Taiwan	15,870,578	32,503,198	—	48,373,776
Thailand	—	621,444	—	621,444
Turkey	—	12,915,519	—	12,915,519
United Kingdom	30,962,799	338,024,229	—	368,987,028
United States	107,755,452	242,948,067	—	350,703,519
Total Common Stocks	340,851,968	3,281,209,020	216,681	3,622,277,669
Investment Companies	12,441,716	—	—	12,441,716
Preferred Stocks
Brazil	7,115,604	—	—	7,115,604
Germany	—	22,264,446	—	22,264,446
South Korea	—	2,034,605	—	2,034,605
Total Preferred Stocks	7,115,604	24,299,051	—	31,414,655
Warrant	114,164	—	—	114,164
Short-Term Investment
Mutual Fund - Securities Lending Collateral	106,743,834	—	—	106,743,834

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$336,168	$—	$—	$336,168
Total	$467,603,454	$3,305,508,071	$216,681	$3,773,328,206

*	Represents one or more Level 3 securities at $0 value as of June 30, 2023.
†	Futures contracts are valued at unrealized appreciation/depreciation.
Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$178,013,024	$—	$178,013,024
Corporate Debt	—	552,886,481	324	552,886,805
Mortgage Backed Securities - Private Issuers	—	132,945,546	—	132,945,546
Mortgage Backed Securities - U.S. Government Agency Obligations	—	468,418,584	—	468,418,584
Municipal Obligations	—	17,768,000	—	17,768,000
Sovereign Debt Obligations	—	5,213,816	—	5,213,816
U.S. Government and Agency Obligations	—	300,393,365	—	300,393,365
Total Debt Obligations	—	1,655,638,816	324	1,655,639,140
Common Stock	—	—	26,796	26,796
Short-Term Investment
Mutual Fund - Securities Lending Collateral	24,598,625	—	—	24,598,625
Forward Foreign Currency Contract†	—	7,807	—	7,807
Futures Contracts†
Sales	332,790	—	—	332,790

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swaps†	$—	$20,800	$—	$20,800
Total	$24,931,415	$1,655,667,423	$27,120	$1,680,625,958
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(1,469,883)	$—	$(1,469,883)
Forward Foreign Currency Contracts†	—	(169,270)	—	(169,270)
Futures Contracts†
Buys	(1,473,618)	—	—	(1,473,618)
Sales	(2,316)	—	—	(2,316)
Total Futures Contracts	(1,475,934)	—	—	(1,475,934)
Swaps
Centrally Cleared Interest Rate Swap†	—	(3,906)	—	(3,906)
Total	$(1,475,934)	$(1,643,059)	$—	$(3,118,993)

†	Forward foreign currency contracts, Futures contracts and Centrally cleared swaps are valued at unrealized appreciation/depreciation.
Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$95,796,156	$—	$95,796,156
Bank Loans	—	157,084,220	1,294,368	158,378,588
Convertible Debt	—	13,221,972	—	13,221,972
Corporate Debt	—	518,452,486	—	518,452,486
Mortgage Backed Securities - Private Issuers	—	78,655,211	—	78,655,211

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage Backed Securities - U.S. Government Agency Obligations	$—	$295,213	$—	$295,213
Sovereign Debt Obligations	—	463,896,700	—	463,896,700
U.S. Government and Agency Obligation	—	75,383	—	75,383
Total Debt Obligations	—	1,327,477,341	1,294,368	1,328,771,709
Common Stocks
Energy	68	—	—	68
Industrial	—	—	0*	—
Total Common Stocks	68	—	0	68
Convertible Preferred Stock	—	3,389,657	—	3,389,657
Short-Term Investments
Mutual Fund - Securities Lending Collateral	40,539,138	—	—	40,539,138
Sovereign Debt Obligation	—	1,451,656	—	1,451,656
Total Short-Term Investments	40,539,138	1,451,656	—	41,990,794
Purchased Options
Purchased Currency Options	—	35,359	—	35,359
Purchased Futures Options	144,600	—	—	144,600
Total Purchased Options	144,600	35,359	—	179,959
Forward Foreign Currency Contracts†	—	7,024,951	—	7,024,951
Futures Contracts†
Buy	562,926	—	—	562,926
Sales	534,411	—	—	534,411
Total Futures Contracts	1,097,337	—	—	1,097,337

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
OTC Interest Rate Swaps	$—	$553,621	$—	$553,621
Centrally Cleared Interest Rate Swaps†	—	646,487	—	646,487
OTC Credit Default Swaps	—	951,945	—	951,945
Centrally Cleared Credit Default Swap†	—	118,757	—	118,757
Total Swaps	—	2,270,810	—	2,270,810
Total	$41,781,143	$1,341,649,774	$1,294,368	$1,384,725,285
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(12,794,750)	$—	$(12,794,750)
Futures Contracts†
Buys	(5,496,994)	—	—	(5,496,994)
Written Options
Written Futures Options	(58,713)	—	—	(58,713)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(863,581)	—	(863,581)
OTC Credit Default Swap	—	(8,071)	—	(8,071)
Centrally Cleared Credit Default Swaps†	—	(561,135)	—	(561,135)
Total Swaps	—	(1,432,787)	—	(1,432,787)
Total	$(5,555,707)	$(14,227,537)	$—	$(19,783,244)

*	Represents one or more Level 3 securities at $0 value as of June 30, 2023.
†	Forward foreign currency contracts, Futures contracts and Centrally cleared swaps are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$140,003,656	$—	$—	$140,003,656
Canada	10,934,568	—	—	10,934,568
Chile	6,282,146	—	—	6,282,146
China	30,092,829	430,914,647	—	461,007,476
Greece	—	11,158,710	—	11,158,710
Hong Kong	—	40,494,130	—	40,494,130
Hungary	—	9,010,433	—	9,010,433
India	—	211,877,086	—	211,877,086
Indonesia	—	45,392,533	—	45,392,533
Italy	—	12,898,859	—	12,898,859
Japan	—	8,071,003	—	8,071,003
Macau	—	13,777,715	—	13,777,715
Malaysia	—	5,314,090	—	5,314,090
Mexico	80,959,376	—	—	80,959,376
Netherlands	—	13,865,924	—	13,865,924
Peru	5,266,466	—	—	5,266,466
Philippines	—	18,663,278	—	18,663,278
Poland	—	8,169,638	—	8,169,638
Portugal	—	8,517,988	—	8,517,988
Russia	—	1,081,005	459,975	1,540,980
Saudi Arabia	—	4,256,063	—	4,256,063
Singapore	—	6,455,063	—	6,455,063
South Africa	—	35,649,669	—	35,649,669
South Korea	415,800	125,832,004	—	126,247,804
Taiwan	38,191,458	157,923,117	0*	196,114,575
Thailand	9,107,539	26,178,017	—	35,285,556
Turkey	—	3,907,419	—	3,907,419
United Arab Emirates	—	2,235,931	—	2,235,931
United Kingdom	—	7,911,023	—	7,911,023
United States	5,299,404	—	—	5,299,404
Total Common Stocks	326,553,242	1,209,555,345	459,975	1,536,568,562
Preferred Stocks	10,471,531	—	—	10,471,531

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$29,642,930	$—	$—	$29,642,930
Total	$366,667,703	$1,209,555,345	$459,975	$1,576,683,023
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$(300,405)	$—	$—	$(300,405)
Total	$(300,405)	$—	$—	$(300,405)

*	Represents one or more Level 3 securities at $0 value as of June 30, 2023.
†	Futures contracts are valued at unrealized appreciation/depreciation.
Global Low Volatility
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$445,029	$14,427,326	$—	$14,872,355
Austria	—	104,939	—	104,939
Belgium	—	1,501	—	1,501
Bermuda	2,363,768	—	—	2,363,768
Brazil	—	439,467	—	439,467
Burkina Faso	—	368,761	—	368,761
Canada	41,463,815	—	—	41,463,815
China	7,174,592	1,072,119	—	8,246,711
Denmark	—	8,271,337	—	8,271,337
Finland	—	2,984,395	—	2,984,395
France	—	45,651,653	—	45,651,653

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Georgia	$—	$2,062,444	$—	$2,062,444
Germany	—	18,631,645	—	18,631,645
Hong Kong	4,977	8,525,326	—	8,530,303
Israel	8,640,981	2,877,165	—	11,518,146
Italy	—	351,484	—	351,484
Japan	—	49,992,906	—	49,992,906
Netherlands	—	22,992,091	—	22,992,091
New Zealand	—	2,897,192	—	2,897,192
Norway	—	5,164,339	—	5,164,339
Portugal	—	222,424	—	222,424
Singapore	—	7,302,991	—	7,302,991
South Korea	—	4,358,756	—	4,358,756
Spain	—	13,002,903	—	13,002,903
Sweden	—	1,840,673	—	1,840,673
Switzerland	—	12,985,190	—	12,985,190
United Kingdom	832,350	36,431,020	—	37,263,370
United States	772,563,257	26,224,229	—	798,787,486
Total Common Stocks	833,488,769	289,184,276	—	1,122,673,045
Preferred Stocks	—	639,617	—	639,617
Short-Term Investment
Mutual Fund - Securities Lending Collateral	9,530,503	—	—	9,530,503
Futures Contracts†
Buys	216,403	—	—	216,403
Total	$843,235,675	$289,823,893	$—	$1,133,059,568

†	Futures contracts are valued at unrealized appreciation/depreciation.
2.
Bank loans
Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2023, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Athenahealth Group, Inc.	$13,043	$13,043	$12,510	$(533)
Thermostat Purchaser III, Inc.	49,431	49,527	48,443	(1,084)
VT Topco, Inc.	156	156	154	(2)
	$62,630	$62,726	$61,107	$(1,619)
For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investments related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.